SEPARATE ACCOUNT NO. 70

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company

and the Contractowners of Separate Account No. 70

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 70 indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 70 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT EQUITY INCOME(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT HIGH YIELD BOND(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
1290 VT MICRO CAP(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT MODERATE GROWTH ALLOCATION(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
1290 VT NATURAL RESOURCES(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
1290 VT REAL ESTATE(1)	EQ/MFS TECHNOLOGY(1)
1290 VT SMALL CAP VALUE(1)	EQ/MFS UTILITIES SERIES(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/MID CAP INDEX(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO(1)	EQ/MODERATE ALLOCATION(1)
AB VPS GROWTH AND INCOME PORTFOLIO(1)	EQ/MODERATE GROWTH STRATEGY(1)
AB VPS SMALL/MID CAP VALUE PORTFOLIO(1)	EQ/MODERATE-PLUS ALLOCATION(1)
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO(1)	EQ/MONEY MARKET(1)
AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(1)
ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
AMERICAN CENTURY VP INFLATION PROTECTION FUND(1)	EQ/PIMCO REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(1)	EQ/PIMCO TOTAL RETURN ESG(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND(1)	EQ/PIMCO ULTRA SHORT BOND(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND(1)	EQ/QUALITY BOND PLUS(1)
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND(1)	EQ/SMALL COMPANY INDEX(1)
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND(1)	EQ/T. ROWE PRICE GROWTH STOCK(1)
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/ULTRA CONSERVATIVE STRATEGY(1)
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®(1)	EQ/VALUE EQUITY(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/WELLINGTON ENERGY(1)
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO(1)	EQUITABLE GROWTH MF/ETF(2)

FSA-2

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQUITABLE MODERATE GROWTH MF/ETF(2)
DELAWARE IVY VIP ASSET STRATEGY(1)	FEDERATED HERMES HIGH INCOME BOND FUND II(1)
DELAWARE IVY VIP HIGH INCOME(1)	FEDERATED HERMES KAUFMANN FUND II(1)
DELAWARE VIP EMERGING MARKETS SERIES(1)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)
EATON VANCE VT FLOATING-RATE INCOME FUND(1)	FIDELITY® VIP FREEDOM 2015 PORTFOLIO(1)
EQ/400 MANAGED VOLATILITY(1)	FIDELITY® VIP FREEDOM 2020 PORTFOLIO(1)
EQ/500 MANAGED VOLATILITY(1)	FIDELITY® VIP FREEDOM 2025 PORTFOLIO(1)
EQ/2000 MANAGED VOLATILITY(1)	FIDELITY® VIP FREEDOM 2030 PORTFOLIO(1)
EQ/AB DYNAMIC AGGRESSIVE GROWTH(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/AB DYNAMIC GROWTH(1)	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO(1)
EQ/AB DYNAMIC MODERATE GROWTH(1)	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO(1)
EQ/AB SMALL CAP GROWTH(1)	FRANKLIN ALLOCATION VIP FUND(1)
EQ/AB SUSTAINABLE US THEMATIC(2)	FRANKLIN INCOME VIP FUND(1)
EQ/AGGRESSIVE ALLOCATION(1)	GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND(1)
EQ/AGGRESSIVE GROWTH STRATEGY(1)	HARTFORD DISCIPLINED EQUITY HLS FUND(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	INVESCO V.I. BALANCED-RISK ALLOCATION FUND(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION(1)	INVESCO V.I. EQUITY AND INCOME FUND(1)
EQ/BALANCED STRATEGY(1)	INVESCO V.I. HEALTH CARE FUND(1)
EQ/CAPITAL GROUP RESEARCH(1)	INVESCO V.I. HIGH YIELD FUND(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	INVESCO V.I. MAIN STREET MID CAP FUND(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/COMMON STOCK INDEX(1)	JANUS HENDERSON BALANCED PORTFOLIO(1)
EQ/CONSERVATIVE ALLOCATION(1)	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO(1)
EQ/CONSERVATIVE STRATEGY(1)	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO(1)
EQ/CORE BOND INDEX(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)
EQ/CORE PLUS BOND(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/EQUITY 500 INDEX(1)	MFS® VALUE SERIES(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
EQ/FRANKLIN MODERATE ALLOCATION(1)	MULTIMANAGER CORE BOND(1)
EQ/FRANKLIN RISING DIVIDENDS(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
EQ/GOLDMAN SACHS GROWTH ALLOCATION(1)	PIMCO EMERGING MARKETS BOND PORTFOLIO(1)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)(1)
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION(1)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO(1)
EQ/GROWTH STRATEGY(1)	PIMCO INCOME PORTFOLIO(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	PRINCIPAL BLUE CHIP ACCOUNT(2)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	PRINCIPAL EQUITY INCOME ACCOUNT(2)
EQ/INTERNATIONAL EQUITY INDEX(1)	PROFUND VP BEAR(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	PROFUND VP BIOTECHNOLOGY(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	PUTNAM VT GLOBAL ASSET ALLOCATION FUND(1)

FSA-3

EQ/INVESCO COMSTOCK(1)	PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND(1)
EQ/INVESCO GLOBAL(1)	PUTNAM VT RESEARCH FUND(1)
EQ/INVESCO GLOBAL REAL ASSETS(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
EQ/INVESCO MODERATE ALLOCATION(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
EQ/INVESCO MODERATE GROWTH ALLOCATION(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
EQ/JANUS ENTERPRISE(1)	VANECK VIP EMERGING MARKETS BOND FUND(1)
EQ/JPMORGAN GROWTH ALLOCATION(1)	VANECK VIP GLOBAL RESOURCES FUND(1)
EQ/JPMORGAN VALUE OPPORTUNITIES(1)

(1)   Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021

(2)   Statement of operations and statement of changes in net assets for the period February 22, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 70 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 70 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 14, 2023

We have served as the auditor of one or more of the variable investment options of Separate Account No. 70 since 2012.

FSA-4

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$18,168,149	$33,483,239	$26,692,924	$13,241,996	$248,860,779	$22,273,066
Receivable for shares of the Portfolios sold	329	38	—	576	146,246	38,630
Receivable for policy-related transactions	—	72	49,231	—	—	—

Total assets	18,168,478	33,483,349	26,742,155	13,242,572	249,007,025	22,311,696

Liabilities:
Payable for shares of the Portfolios purchased	—	—	49,231	—	—	—
Payable for policy-related transactions	329	—	—	576	146,246	38,586

Total liabilities	329	—	49,231	576	146,246	38,586

Net Assets	$18,168,149	$33,483,349	$26,692,924	$13,241,996	$248,860,779	$22,273,110

Net Assets:
Accumulation unit values	$5,168,251	$33,483,301	$26,684,416	$13,205,927	$248,828,221	$22,272,981
Retained by Equitable Financial in Separate Account No. 70	12,999,898	48	8,508	36,069	32,558	129

Total Net Assets	$18,168,149	$33,483,349	$26,692,924	$13,241,996	$248,860,779	$22,273,110

Investments in shares of the Portfolios, at cost	$24,256,317	$39,679,932	$24,529,370	$14,023,668	$237,598,059	$25,641,656

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$6,098,923	$96,003,351	$1,982,597	$29,440,997	$15,837,850	$24,783,628
Receivable for shares of the Portfolios sold	—	52,741	64	2,357	1,729	40,553
Receivable for policy-related transactions	2,069	—	—	—	—	—

Total assets	6,100,992	96,056,092	1,982,661	29,443,354	15,839,579	24,824,181

Liabilities:
Payable for shares of the Portfolios purchased	2,040	—	—	—	—	—
Payable for policy-related transactions	—	52,662	22	2,045	1,729	40,503

Total liabilities	2,040	52,662	22	2,045	1,729	40,503

Net Assets	$6,098,952	$96,003,430	$1,982,639	$29,441,309	$15,837,850	$24,783,678

Net Assets:
Accumulation unit values	$6,098,929	$95,996,440	$1,982,639	$29,441,309	$15,836,081	$24,775,231
Retained by Equitable Financial in Separate Account No. 70	23	6,990	—	—	1,769	8,447

Total Net Assets	$6,098,952	$96,003,430	$1,982,639	$29,441,309	$15,837,850	$24,783,678

Investments in shares of the Portfolios, at cost	$9,237,942	$100,236,362	$2,252,842	$26,858,876	$23,489,660	$27,498,297

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**	AB VPS GROWTH AND INCOME PORTFOLIO**	AB VPS SMALL/ MID CAP VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**
Assets:
Investments in shares of the Portfolios, at fair value	$18,153,615	$13,281,724	$2,318,647	$19,618,224	$11,199,758	$8,293,265
Receivable for shares of the Portfolios sold	—	—	92	604	—	4,711
Receivable for policy-related transactions	112,552	1,534	—	—	14,229	—

Total assets	18,266,167	13,283,258	2,318,739	19,618,828	11,213,987	8,297,976

Liabilities:
Payable for shares of the Portfolios purchased	112,552	1,457	—	—	14,220	—
Payable for policy-related transactions	—	—	92	594	—	4,650

Total liabilities	112,552	1,457	92	594	14,220	4,650

Net Assets	$18,153,615	$13,281,801	$2,318,647	$19,618,234	$11,199,767	$8,293,326

Net Assets:
Accumulation unit values	$18,151,252	$13,281,530	$2,317,403	$19,617,992	$11,199,767	$8,292,077
Retained by Equitable Financial in Separate Account No. 70	2,363	271	1,244	242	—	1,249

Total Net Assets	$18,153,615	$13,281,801	$2,318,647	$19,618,234	$11,199,767	$8,293,326

Investments in shares of the Portfolios, at cost	$18,408,917	$14,115,843	$2,934,001	$20,274,063	$12,692,598	$10,889,330

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO**	ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	AMERICAN CENTURY VP INFLATION PROTECTION FUND	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND
Assets:
Investments in shares of the Portfolios, at fair value	$5,140,437	$4,682,173	$20,043,711	$127,370,710	$25,709,273	$18,386,595
Receivable for shares of the Portfolios sold	3,190	248	—	37,785	23,618	6,043
Receivable for policy-related transactions	—	—	2,147	—	—	—

Total assets	5,143,627	4,682,421	20,045,858	127,408,495	25,732,891	18,392,638

Liabilities:
Payable for shares of the Portfolios purchased	—	—	2,137	—	—	—
Payable for policy-related transactions	3,190	248	—	37,778	23,618	6,043

Total liabilities	3,190	248	2,137	37,778	23,618	6,043

Net Assets	$5,140,437	$4,682,173	$20,043,721	$127,370,717	$25,709,273	$18,386,595

Net Assets:
Accumulation unit values	$5,139,682	$4,680,736	$20,043,630	$127,370,480	$25,709,040	$18,385,147
Retained by Equitable Financial in Separate Account No. 70	755	1,437	91	237	233	1,448

Total Net Assets	$5,140,437	$4,682,173	$20,043,721	$127,370,717	$25,709,273	$18,386,595

Investments in shares of the Portfolios, at cost	$6,856,282	$6,329,347	$23,069,010	$140,583,664	$29,935,564	$26,735,735

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Assets:
Investments in shares of the Portfolios, at fair value	$47,977,586	$13,970,281	$4,602,705	$64,301,432	$36,220,224	$95,236,394
Receivable for shares of the Portfolios sold	20,011	437	2,638	42,009	34,061	68,181

Total assets	47,997,597	13,970,718	4,605,343	64,343,441	36,254,285	95,304,575

Liabilities:
Payable for policy-related transactions	19,462	376	2,638	41,994	34,061	68,181

Total liabilities	19,462	376	2,638	41,994	34,061	68,181

Net Assets	$47,978,135	$13,970,342	$4,602,705	$64,301,447	$36,220,224	$95,236,394

Net Assets:
Accumulation unit values	$47,977,725	$13,969,827	$4,585,887	$64,301,288	$36,219,854	$95,233,804
Retained by Equitable Financial in Separate Account No. 70	410	515	16,818	159	370	2,590

Total Net Assets	$47,978,135	$13,970,342	$4,602,705	$64,301,447	$36,220,224	$95,236,394

Investments in shares of the Portfolios, at cost	$51,844,591	$19,916,197	$4,801,887	$73,630,047	$43,244,440	$116,796,654

The accompanying notes are an integral part of these financial statements.

FSA-9

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP ASSET STRATEGY	DELAWARE IVY VIP HIGH INCOME	DELAWARE VIP EMERGING MARKETS SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$57,224,738	$22,079,625	$7,252,735	$19,190,496	$84,954,095	$7,738,842
Receivable for shares of the Portfolios sold	10,186	14,798	289	2,357	53,081	9,405

Total assets	57,234,924	22,094,423	7,253,024	19,192,853	85,007,176	7,748,247

Liabilities:
Payable for policy-related transactions	10,186	14,753	289	2,357	53,081	9,405

Total liabilities	10,186	14,753	289	2,357	53,081	9,405

Net Assets	$57,224,738	$22,079,670	$7,252,735	$19,190,496	$84,954,095	$7,738,842

Net Assets:
Accumulation unit values	$57,223,113	$22,079,556	$7,252,721	$19,188,329	$84,944,248	$7,736,122
Retained by Equitable Financial in Separate Account No. 70	1,625	114	14	2,167	9,847	2,720

Total Net Assets	$57,224,738	$22,079,670	$7,252,735	$19,190,496	$84,954,095	$7,738,842

Investments in shares of the Portfolios, at cost	$82,995,835	$19,887,124	$7,878,117	$22,182,983	$100,680,263	$9,837,546

The accompanying notes are an integral part of these financial statements.

FSA-10

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$58,691,395	$41,308,150	$121,076,173	$40,712,552	$354,111,382	$736,330,266
Receivable for shares of the Portfolios sold	—	12,598	18,350	2,087	68,466	109,677
Receivable for policy-related transactions	38,722	—	—	—	—	—

Total assets	58,730,117	41,320,748	121,094,523	40,714,639	354,179,848	736,439,943

Liabilities:
Payable for shares of the Portfolios purchased	38,722	—	—	—	—	—
Payable for policy-related transactions	—	12,598	18,350	2,087	59,504	109,414

Total liabilities	38,722	12,598	18,350	2,087	59,504	109,414

Net Assets	$58,691,395	$41,308,150	$121,076,173	$40,712,552	$354,120,344	$736,330,529

Net Assets:
Accumulation unit values	$58,677,529	$41,304,235	$121,068,949	$40,707,201	$354,120,344	$736,329,574
Retained by Equitable Financial in Separate Account No. 70	13,866	3,915	7,224	5,351	—	955

Total Net Assets	$58,691,395	$41,308,150	$121,076,173	$40,712,552	$354,120,344	$736,330,529

Investments in shares of the Portfolios, at cost	$62,430,591	$43,116,934	$123,524,216	$47,910,685	$371,661,354	$761,686,592

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-11

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE US THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,541,165,124	$26,285,663	$108,765,062	$139,201	$34,262,257	$3,726,302,309
Receivable for shares of the Portfolios sold	2,214,751	6,318	31,570	4	1,147	1,284,078
Receivable for policy-related transactions	—	—	—	1	—	—

Total assets	1,543,379,875	26,291,981	108,796,632	139,206	34,263,404	3,727,586,387

Liabilities:
Payable for policy-related transactions	2,214,751	6,318	31,570	—	1,147	1,284,078

Total liabilities	2,214,751	6,318	31,570	—	1,147	1,284,078

Net Assets	$1,541,165,124	$26,285,663	$108,765,062	$139,206	$34,262,257	$3,726,302,309

Net Assets:
Accumulation unit values	$1,541,092,594	$26,285,643	$108,753,993	$139,206	$34,261,103	$3,726,252,118
Retained by Equitable Financial in Separate Account No. 70	72,530	20	11,069	—	1,154	50,191

Total Net Assets	$1,541,165,124	$26,285,663	$108,765,062	$139,206	$34,262,257	$3,726,302,309

Investments in shares of the Portfolios, at cost	$1,724,102,135	$26,860,708	$143,809,491	$139,189	$43,898,164	$3,974,179,952

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-12

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Assets:
Investments in shares of the Portfolios, at fair value	$164,616,998	$153,287,010	$71,898,371	$2,062,836,000	$13,877,033	$59,740,687
Receivable for shares of the Portfolios sold	168,884	—	—	1,562,598	2,747	88,629
Receivable for policy-related transactions	—	36,377	203,220	—	—	—

Total assets	164,785,882	153,323,387	72,101,591	2,064,398,598	13,879,780	59,829,316

Liabilities:
Payable for shares of the Portfolios purchased	—	36,377	200,224	—	—	—
Payable for policy-related transactions	168,884	—	—	1,562,598	2,747	88,629

Total liabilities	168,884	36,377	200,224	1,562,598	2,747	88,629

Net Assets	$164,616,998	$153,287,010	$71,901,367	$2,062,836,000	$13,877,033	$59,740,687

Net Assets:
Accumulation unit values	$164,615,779	$153,218,013	$71,901,367	$2,062,757,311	$13,861,287	$59,734,085
Retained by Equitable Financial in Separate Account No. 70	1,219	68,997	—	78,689	15,746	6,602

Total Net Assets	$164,616,998	$153,287,010	$71,901,367	$2,062,836,000	$13,877,033	$59,740,687

Investments in shares of the Portfolios, at cost	$198,440,209	$155,054,481	$79,465,733	$2,247,838,572	$15,005,375	$74,689,132

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-13

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$13,322,974	$101,652,923	$54,751,468	$928,044,495	$532,680,690	$252,367,873
Receivable for shares of the Portfolios sold	562	—	29,698	791,932	686,145	—
Receivable for policy-related transactions	—	28,688	—	—	—	65,740

Total assets	13,323,536	101,681,611	54,781,166	928,836,427	533,366,835	252,433,613

Liabilities:
Payable for shares of the Portfolios purchased	—	28,688	—	—	—	65,740
Payable for policy-related transactions	562	—	29,676	791,932	686,145	—

Total liabilities	562	28,688	29,676	791,932	686,145	65,740

Net Assets	$13,322,974	$101,652,923	$54,751,490	$928,044,495	$532,680,690	$252,367,873

Net Assets:
Accumulation unit values	$13,321,078	$101,625,465	$54,751,171	$927,986,166	$532,647,502	$252,334,688
Retained by Equitable Financial in Separate Account No. 70	1,896	27,458	319	58,329	33,188	33,185

Total Net Assets	$13,322,974	$101,652,923	$54,751,490	$928,044,495	$532,680,690	$252,367,873

Investments in shares of the Portfolios, at cost	$15,332,663	$106,066,870	$65,562,309	$1,057,958,031	$612,366,303	$282,947,172

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-14

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN MODERATE ALLOCATION*	EQ/FRANKLIN RISING DIVIDENDS*
Assets:
Investments in shares of the Portfolios, at fair value	$67,613,685	$7,555,667	$522,939,285	$167,581,792	$203,931,815	$176,988,639
Receivable for shares of the Portfolios sold	—	271	827,743	92,128	—	220,752
Receivable for policy-related transactions	35,909	493	—	—	141,985	—

Total assets	67,649,594	7,556,431	523,767,028	167,673,920	204,073,800	177,209,391

Liabilities:
Payable for shares of the Portfolios purchased	31,662	—	—	—	141,920	—
Payable for policy-related transactions	—	—	827,743	92,128	—	220,752

Total liabilities	31,662	—	827,743	92,128	141,920	220,752

Net Assets	$67,617,932	$7,556,431	$522,939,285	$167,581,792	$203,931,880	$176,988,639

Net Assets:
Accumulation unit values	$67,617,932	$7,556,431	$522,860,981	$167,545,738	$203,931,291	$176,927,467
Retained by Equitable Financial in Separate Account No. 70	—	—	78,304	36,054	589	61,172

Total Net Assets	$67,617,932	$7,556,431	$522,939,285	$167,581,792	$203,931,880	$176,988,639

Investments in shares of the Portfolios, at cost	$67,948,674	$9,203,340	$477,346,179	$167,612,341	$231,787,708	$153,000,162

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-15

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$5,793,120	$7,857,433	$216,204,536	$28,735,675	$625,855,856	$3,636,836,380
Receivable for shares of the Portfolios sold	8,239	1,256	—	73,870	251,205	2,436,721
Receivable for policy-related transactions	—	—	5,503	—	—	—

Total assets	5,801,359	7,858,689	216,210,039	28,809,545	626,107,061	3,639,273,101

Liabilities:
Payable for shares of the Portfolios purchased	—	—	5,169	—	—	—
Payable for policy-related transactions	8,239	1,256	—	73,870	250,946	2,436,721

Total liabilities	8,239	1,256	5,169	73,870	250,946	2,436,721

Net Assets	$5,793,120	$7,857,433	$216,204,870	$28,735,675	$625,856,115	$3,636,836,380

Net Assets:
Accumulation unit values	$5,791,674	$7,856,612	$216,204,582	$28,722,720	$625,855,191	$3,636,780,815
Retained by Equitable Financial in Separate Account No. 70	1,446	821	288	12,955	924	55,565

Total Net Assets	$5,793,120	$7,857,433	$216,204,870	$28,735,675	$625,856,115	$3,636,836,380

Investments in shares of the Portfolios, at cost	$6,830,896	$9,455,355	$241,498,394	$29,632,788	$712,734,999	$3,985,487,055

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-16

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$92,154,112	$7,815,208	$59,438,018	$61,427,960	$1,744,394	$55,954,571
Receivable for shares of the Portfolios sold	—	2,100	2,453	49,885	68	9,141
Receivable for policy-related transactions	97,728	—	—	—	—	—

Total assets	92,251,840	7,817,308	59,440,471	61,477,845	1,744,462	55,963,712

Liabilities:
Payable for shares of the Portfolios purchased	97,728	—	—	—	—	—
Payable for policy-related transactions	—	2,100	2,440	49,885	68	9,141

Total liabilities	97,728	2,100	2,440	49,885	68	9,141

Net Assets	$92,154,112	$7,815,208	$59,438,031	$61,427,960	$1,744,394	$55,954,571

Net Assets:
Accumulation unit values	$92,143,670	$7,812,400	$59,437,803	$61,424,428	$1,744,021	$55,944,859
Retained by Equitable Financial in Separate Account No. 70	10,442	2,808	228	3,532	373	9,712

Total Net Assets	$92,154,112	$7,815,208	$59,438,031	$61,427,960	$1,744,394	$55,954,571

Investments in shares of the Portfolios, at cost	$101,956,173	$8,468,634	$61,529,407	$61,676,438	$1,900,722	$52,869,436

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-17

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$68,052,192	$47,742,518	$303,299,958	$198,509,476	$87,244,336	$392,927,149
Receivable for shares of the Portfolios sold	14,568	26,955	100,740	—	29,666	5,867
Receivable for policy-related transactions	—	—	—	192,071	—	—

Total assets	68,066,760	47,769,473	303,400,698	198,701,547	87,274,002	392,933,016

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	191,846	—	—
Payable for policy-related transactions	14,568	26,955	100,645	—	29,666	5,650

Total liabilities	14,568	26,955	100,645	191,846	29,666	5,650

Net Assets	$68,052,192	$47,742,518	$303,300,053	$198,509,701	$87,244,336	$392,927,366

Net Assets:
Accumulation unit values	$68,049,892	$47,737,881	$303,298,768	$198,509,304	$87,229,399	$392,857,885
Retained by Equitable Financial in Separate Account No. 70	2,300	4,637	1,285	397	14,937	69,481

Total Net Assets	$68,052,192	$47,742,518	$303,300,053	$198,509,701	$87,244,336	$392,927,366

Investments in shares of the Portfolios, at cost	$70,137,284	$51,205,912	$313,102,746	$221,101,191	$96,561,580	$428,023,544

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-18

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$92,435,467	$5,063,540	$117,858,303	$14,269,245	$70,254,209	$21,997,444
Receivable for shares of the Portfolios sold	—	1,036	66,054	15,612	8,224	24,851
Receivable for policy-related transactions	183,397	—	—	—	—	—

Total assets	92,618,864	5,064,576	117,924,357	14,284,857	70,262,433	22,022,295

Liabilities:
Payable for shares of the Portfolios purchased	171,496	—	—	—	—	—
Payable for policy-related transactions	—	1,036	65,986	15,612	8,224	24,851

Total liabilities	171,496	1,036	65,986	15,612	8,224	24,851

Net Assets	$92,447,368	$5,063,540	$117,858,371	$14,269,245	$70,254,209	$21,997,444

Net Assets:
Accumulation unit values	$92,447,368	$5,060,819	$117,836,668	$14,264,350	$70,213,087	$21,993,831
Retained by Equitable Financial in Separate Account No. 70	—	2,721	21,703	4,895	41,122	3,613

Total Net Assets	$92,447,368	$5,063,540	$117,858,371	$14,269,245	$70,254,209	$21,997,444

Investments in shares of the Portfolios, at cost	$102,097,062	$5,946,434	$141,347,350	$21,094,130	$70,558,140	$23,576,658

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-19

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$53,955,847	$122,446,610	$102,782,351	$186,459,351	$55,338,610	$130,739,722
Receivable for shares of the Portfolios sold	17,668	6,362	52,963	156,404	36,760	2,393

Total assets	53,973,515	122,452,972	102,835,314	186,615,755	55,375,370	130,742,115

Liabilities:
Payable for policy-related transactions	17,668	6,362	52,954	156,404	36,760	2,393

Total liabilities	17,668	6,362	52,954	156,404	36,760	2,393

Net Assets	$53,955,847	$122,446,610	$102,782,360	$186,459,351	$55,338,610	$130,739,722

Net Assets:
Accumulation unit values	$53,944,913	$122,403,363	$102,774,321	$186,442,688	$55,335,989	$130,739,077
Retained by Equitable Financial in Separate Account No. 70	10,934	43,247	8,039	16,663	2,621	645

Total Net Assets	$53,955,847	$122,446,610	$102,782,360	$186,459,351	$55,338,610	$130,739,722

Investments in shares of the Portfolios, at cost	$63,779,785	$148,621,665	$117,642,714	$182,631,576	$51,839,208	$159,596,281

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-20

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$58,018,015	$115,748,242	$12,009,188	$196,313,627	$4,378,455,384	$83,354,102
Receivable for shares of the Portfolios sold	37,101	20,209	3,033	102,995	2,909,667	2,188

Total assets	58,055,116	115,768,451	12,012,221	196,416,622	4,381,365,051	83,356,290

Liabilities:
Payable for policy-related transactions	37,031	20,209	3,033	107,267	2,944,797	2,188

Total liabilities	37,031	20,209	3,033	107,267	2,944,797	2,188

Net Assets	$58,018,085	$115,748,242	$12,009,188	$196,309,355	$4,378,420,254	$83,354,102

Net Assets:
Accumulation unit values	$58,018,085	$115,670,749	$12,007,110	$196,234,663	$4,378,295,889	$83,339,955
Retained by Equitable Financial in Separate Account No. 70	—	77,493	2,078	74,692	124,365	14,147

Total Net Assets	$58,018,085	$115,748,242	$12,009,188	$196,309,355	$4,378,420,254	$83,354,102

Investments in shares of the Portfolios, at cost	$53,764,855	$125,186,520	$12,860,818	$245,391,156	$4,883,559,968	$106,065,087

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-21

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$247,538,693	$5,781,372	$33,150,379	$35,382,253	$164,803,469	$57,651,012
Receivable for shares of the Portfolios sold	—	12,576	—	53,636	111,956	—
Receivable for policy-related transactions	1,209,376	—	1,180	—	—	44,760

Total assets	248,748,069	5,793,948	33,151,559	35,435,889	164,915,425	57,695,772

Liabilities:
Payable for shares of the Portfolios purchased	1,183,029	—	1,100	—	—	44,760
Payable for policy-related transactions	—	12,576	—	53,636	111,956	—

Total liabilities	1,183,029	12,576	1,100	53,636	111,956	44,760

Net Assets	$247,565,040	$5,781,372	$33,150,459	$35,382,253	$164,803,469	$57,651,012

Net Assets:
Accumulation unit values	$247,565,040	$5,780,294	$33,150,272	$35,339,342	$164,794,997	$57,637,032
Retained by Equitable Financial in Separate Account No. 70	—	1,078	187	42,911	8,472	13,980

Total Net Assets	$247,565,040	$5,781,372	$33,150,459	$35,382,253	$164,803,469	$57,651,012

Investments in shares of the Portfolios, at cost	$247,548,182	$9,213,492	$44,580,285	$41,140,938	$198,938,263	$58,786,082

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/ULTRA CONSERVATIVE STRATEGY*	EQ/VALUE EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$12,689,181	$72,335,363	$248,683,294	$170,206,732	$2,437,298,959	$113,259,624
Receivable for shares of the Portfolios sold	2,427	12,503	126,910	19,293	—	121,596
Receivable for policy-related transactions	—	—	—	—	4,344,530	—

Total assets	12,691,608	72,347,866	248,810,204	170,226,025	2,441,643,489	113,381,220

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	4,344,530	—
Payable for policy-related transactions	2,427	12,503	126,910	19,293	—	121,596

Total liabilities	2,427	12,503	126,910	19,293	4,344,530	121,596

Net Assets	$12,689,181	$72,335,363	$248,683,294	$170,206,732	$2,437,298,959	$113,259,624

Net Assets:
Accumulation unit values	$12,688,139	$72,271,064	$248,680,000	$170,197,449	$2,437,270,532	$113,222,653
Retained by Equitable Financial in Separate Account No. 70	1,042	64,299	3,294	9,283	28,427	36,971

Total Net Assets	$12,689,181	$72,335,363	$248,683,294	$170,206,732	$2,437,298,959	$113,259,624

Investments in shares of the Portfolios, at cost	$14,506,127	$85,198,176	$310,567,285	$148,030,833	$2,496,747,800	$134,588,523

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II
Assets:
Investments in shares of the Portfolios, at fair value	$36,024,633	$18,731,955	$2,330,302	$1,109,572	$31,535,545	$26,560,648
Receivable for shares of the Portfolios sold	8,473	16,114	—	33	—	35,227
Receivable for policy-related transactions	—	—	7,157	—	30,394	—

Total assets	36,033,106	18,748,069	2,337,459	1,109,605	31,565,939	26,595,875

Liabilities:
Payable for shares of the Portfolios purchased	—	—	7,157	—	30,354	—
Payable for policy-related transactions	8,375	16,114	—	15	—	35,227

Total liabilities	8,375	16,114	7,157	15	30,354	35,227

Net Assets	$36,024,731	$18,731,955	$2,330,302	$1,109,590	$31,535,585	$26,560,648

Net Assets:
Accumulation unit values	$36,024,352	$18,731,462	$2,330,293	$1,109,590	$31,535,335	$26,558,968
Retained by Equitable Financial in Separate Account No. 70	379	493	9	—	250	1,680

Total Net Assets	$36,024,731	$18,731,955	$2,330,302	$1,109,590	$31,535,585	$26,560,648

Investments in shares of the Portfolios, at cost	$31,250,059	$20,699,406	$2,351,346	$1,147,259	$35,787,365	$37,032,408

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP FREEDOM 2015 PORTFOLIO	FIDELITY® VIP FREEDOM 2020 PORTFOLIO	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$562,695	$569,454	$586,620	$1,243,327	$1,255,983	$97,140,755
Receivable for shares of the Portfolios sold	22	24	24	46	54	25,551

Total assets	562,717	569,478	586,644	1,243,373	1,256,037	97,166,306

Liabilities:
Payable for policy-related transactions	22	24	24	46	54	25,551

Total liabilities	22	24	24	46	54	25,551

Net Assets	$562,695	$569,454	$586,620	$1,243,327	$1,255,983	$97,140,755

Net Assets:
Accumulation unit values	$562,291	$569,102	$586,273	$1,243,000	$1,255,606	$97,113,096
Retained by Equitable Financial in Separate Account No. 70	404	352	347	327	377	27,659

Total Net Assets	$562,695	$569,454	$586,620	$1,243,327	$1,255,983	$97,140,755

Investments in shares of the Portfolios, at cost	$559,822	$670,787	$690,692	$1,281,083	$1,418,805	$106,254,787

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
Assets:
Investments in shares of the Portfolios, at fair value	$152,167,607	$6,987,267	$56,183,240	$20,577,454	$96,104,186	$3,100,850
Receivable for shares of the Portfolios sold	11,961	244	27,351	923	58,593	97

Total assets	152,179,568	6,987,511	56,210,591	20,578,377	96,162,779	3,100,947

Liabilities:
Payable for policy-related transactions	11,915	205	27,351	923	58,593	97

Total liabilities	11,915	205	27,351	923	58,593	97

Net Assets	$152,167,653	$6,987,306	$56,183,240	$20,577,454	$96,104,186	$3,100,850

Net Assets:
Accumulation unit values	$152,166,748	$6,987,259	$56,182,759	$20,576,935	$96,102,585	$3,099,984
Retained by Equitable Financial in Separate Account No. 70	905	47	481	519	1,601	866

Total Net Assets	$152,167,653	$6,987,306	$56,183,240	$20,577,454	$96,104,186	$3,100,850

Investments in shares of the Portfolios, at cost	$173,708,808	$7,104,779	$62,001,647	$25,214,293	$99,747,271	$3,084,344

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND
Assets:
Investments in shares of the Portfolios, at fair value	$62,591,092	$14,528,825	$53,166,805	$23,308,438	$10,674,360	$41,515,131
Receivable for shares of the Portfolios sold	13,309	1,279	81,488	—	9,442	1,529
Receivable for policy-related transactions	—	—	—	594	—	—

Total assets	62,604,401	14,530,104	53,248,293	23,309,032	10,683,802	41,516,660

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	568	—	—
Payable for policy-related transactions	13,309	1,279	81,488	—	9,442	1,529

Total liabilities	13,309	1,279	81,488	568	9,442	1,529

Net Assets	$62,591,092	$14,528,825	$53,166,805	$23,308,464	$10,674,360	$41,515,131

Net Assets:
Accumulation unit values	$62,589,157	$14,528,704	$53,164,971	$23,308,392	$10,658,550	$41,514,702
Retained by Equitable Financial in Separate Account No. 70	1,935	121	1,834	72	15,810	429

Total Net Assets	$62,591,092	$14,528,825	$53,166,805	$23,308,464	$10,674,360	$41,515,131

Investments in shares of the Portfolios, at cost	$69,714,887	$17,921,315	$55,137,050	$25,659,990	$12,796,795	$47,668,999

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$10,445,912	$26,227,355	$302,480,086	$64,491,296	$26,873,851	$27,509,153
Receivable for shares of the Portfolios sold	7,701	14,800	—	8,595	905	1,989
Receivable for policy-related transactions	—	—	47,441	—	—	—

Total assets	10,453,613	26,242,155	302,527,527	64,499,891	26,874,756	27,511,142

Liabilities:
Payable for shares of the Portfolios purchased	—	—	47,234	—	—	—
Payable for policy-related transactions	7,701	14,800	—	8,452	833	1,979

Total liabilities	7,701	14,800	47,234	8,452	833	1,979

Net Assets	$10,445,912	$26,227,355	$302,480,293	$64,491,439	$26,873,923	$27,509,163

Net Assets:
Accumulation unit values	$10,443,591	$26,227,026	$302,473,928	$64,491,203	$26,873,835	$27,509,111
Retained by Equitable Financial in Separate Account No. 70	2,321	329	6,365	236	88	52

Total Net Assets	$10,445,912	$26,227,355	$302,480,293	$64,491,439	$26,873,923	$27,509,163

Investments in shares of the Portfolios, at cost	$13,290,228	$32,696,485	$311,558,551	$76,693,420	$29,234,914	$30,343,744

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$155,263,718	$14,059,141	$17,549,046	$53,119,015	$14,061,875	$50,921,679
Receivable for shares of the Portfolios sold	126,658	701	15,448	3,048	956	25,371

Total assets	155,390,376	14,059,842	17,564,494	53,122,063	14,062,831	50,947,050

Liabilities:
Payable for policy-related transactions	126,658	701	15,448	2,841	956	25,371

Total liabilities	126,658	701	15,448	2,841	956	25,371

Net Assets	$155,263,718	$14,059,141	$17,549,046	$53,119,222	$14,061,875	$50,921,679

Net Assets:
Accumulation unit values	$155,262,757	$14,058,438	$17,547,650	$53,119,063	$13,994,039	$50,892,173
Retained by Equitable Financial in Separate Account No. 70	961	703	1,396	159	67,836	29,506

Total Net Assets	$155,263,718	$14,059,141	$17,549,046	$53,119,222	$14,061,875	$50,921,679

Investments in shares of the Portfolios, at cost	$182,548,008	$14,768,167	$20,291,421	$51,417,638	$20,449,476	$59,273,307

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-29

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$85,996,427	$3,108,845	$26,548,543	$10,597,413	$6,684,865	$3,617,018
Receivable for shares of the Portfolios sold	36,856	109	55,332	1,678	214	118

Total assets	86,033,283	3,108,954	26,603,875	10,599,091	6,685,079	3,617,136

Liabilities:
Payable for policy-related transactions	36,834	35	55,332	1,678	174	118

Total liabilities	36,834	35	55,332	1,678	174	118

Net Assets	$85,996,449	$3,108,919	$26,548,543	$10,597,413	$6,684,905	$3,617,018

Net Assets:
Accumulation unit values	$85,984,840	$3,108,548	$26,517,923	$10,572,709	$6,684,633	$3,616,979
Retained by Equitable Financial in Separate Account No. 70	11,609	371	30,620	24,704	272	39

Total Net Assets	$85,996,449	$3,108,919	$26,548,543	$10,597,413	$6,684,905	$3,617,018

Investments in shares of the Portfolios, at cost	$128,393,867	$3,663,291	$29,504,138	$13,218,728	$7,863,287	$4,865,795

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-30

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	PIMCO INCOME PORTFOLIO	PRINCIPAL BLUE CHIP ACCOUNT	PRINCIPAL EQUITY INCOME ACCOUNT	PROFUND VP BEAR	PROFUND VP BIOTECHNOLOGY	PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Assets:
Investments in shares of the Portfolios, at fair value	$36,071,065	$595,466	$967	$113,477	$35,879,548	$5,236,027
Receivable for shares of the Portfolios sold	15,982	16	—	4	2,633	167

Total assets	36,087,047	595,482	967	113,481	35,882,181	5,236,194

Liabilities:
Payable for policy-related transactions	15,530	16	—	4	2,633	158

Total liabilities	15,530	16	—	4	2,633	158

Net Assets	$36,071,517	$595,466	$967	$113,477	$35,879,548	$5,236,036

Net Assets:
Accumulation unit values	$36,068,552	$595,424	$967	$112,919	$35,867,064	$5,236,006
Retained by Equitable Financial in Separate Account No. 70	2,965	42	—	558	12,484	30

Total Net Assets	$36,071,517	$595,466	$967	$113,477	$35,879,548	$5,236,036

Investments in shares of the Portfolios, at cost	$39,609,203	$655,260	$1,111	$116,998	$35,670,838	$5,770,517

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND
Assets:
Investments in shares of the Portfolios, at fair value	$1,920,607	$4,413,717	$30,642,206	$8,088,650	$75,522,716	$924,865
Receivable for shares of the Portfolios sold	62	—	—	2,440	92,729	31
Receivable for policy-related transactions	—	7,304	1,448	—	—	—

Total assets	1,920,669	4,421,021	30,643,654	8,091,090	75,615,445	924,896

Liabilities:
Payable for shares of the Portfolios purchased	—	7,246	1,346	—	—	—
Payable for policy-related transactions	32	—	—	2,440	92,729	31

Total liabilities	32	7,246	1,346	2,440	92,729	31

Net Assets	$1,920,637	$4,413,775	$30,642,308	$8,088,650	$75,522,716	$924,865

Net Assets:
Accumulation unit values	$1,920,582	$4,413,739	$30,641,359	$8,047,843	$75,516,575	$924,793
Retained by Equitable Financial in Separate Account No. 70	55	36	949	40,807	6,141	72

Total Net Assets	$1,920,637	$4,413,775	$30,642,308	$8,088,650	$75,522,716	$924,865

Investments in shares of the Portfolios, at cost	$1,998,393	$4,980,101	$31,414,737	$10,642,736	$93,410,850	$1,033,597

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$15,886,498
Receivable for shares of the Portfolios sold	1,456

Total assets	15,887,954

Liabilities:
Payable for policy-related transactions	1,456

Total liabilities	1,456

Net Assets	$15,886,498

Net Assets:
Accumulation unit values	$15,862,131
Retained by Equitable Financial in Separate Account No. 70	24,367

Total Net Assets	$15,886,498

Investments in shares of the Portfolios, at cost	$12,182,492

The accompanying notes are an integral part of these financial statements.

FSA-33

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held

1290 VT CONVERTIBLE SECURITIES	IB	1,448,686
1290 VT CONVERTIBLE SECURITIES	K	770,509

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	3,975,110

1290 VT EQUITY INCOME	IA	3,985,100
1290 VT EQUITY INCOME	IB	1,385,533

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	611,361
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	526,683

1290 VT GAMCO SMALL COMPANY VALUE	IA	2,929,192
1290 VT GAMCO SMALL COMPANY VALUE	IB	1,070,364

1290 VT HIGH YIELD BOND	IB	2,701,745

1290 VT MICRO CAP	IB	753,395

1290 VT MODERATE GROWTH ALLOCATION	IB	9,031,888

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	237,690

1290 VT NATURAL RESOURCES	IB	2,942,547
1290 VT NATURAL RESOURCES	K	—

1290 VT REAL ESTATE	IB	2,922,394

1290 VT SMALL CAP VALUE	IB	2,236,223

1290 VT SMARTBETA EQUITY ESG	IB	1,204,122

1290 VT SOCIALLY RESPONSIBLE	IB	838,299

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	CLASS B	284,496

AB VPS GROWTH AND INCOME PORTFOLIO	CLASS B	691,757

AB VPS SMALL/MID CAP VALUE PORTFOLIO	CLASS B	683,329

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	290,076

AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	CLASS B	320,876

ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	CLASS III	493,900

AMERICAN CENTURY VP INFLATION PROTECTION FUND	CLASS II	2,139,137

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	5,858,818

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	871,205

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	1,203,311

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	CLASS 4	984,762

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	CLASS 4	1,632,042

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	CLASS P-2	380,704

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	2,944,205

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	3,924,185

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	8,023,285

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	4,671,407

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	441,858

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	359,580

DELAWARE IVY VIP ASSET STRATEGY	CLASS II	2,444,649

DELAWARE IVY VIP HIGH INCOME	CLASS II	30,125,566

DELAWARE VIP EMERGING MARKETS SERIES	SERVICE CLASS	394,235

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	6,953,957

EQ/400 MANAGED VOLATILITY	IB	2,030,935

EQ/500 MANAGED VOLATILITY	IB	4,857,828

EQ/2000 MANAGED VOLATILITY	IB	2,414,947

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	34,392,990

EQ/AB DYNAMIC GROWTH	IB	70,499,316

EQ/AB DYNAMIC MODERATE GROWTH	IB	139,856,820

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	2,745,768

EQ/AB SMALL CAP GROWTH	IA	4,887,611
EQ/AB SMALL CAP GROWTH	IB	3,184,653

EQ/AB SUSTAINABLE US THEMATIC	IB	16,256

EQ/AGGRESSIVE ALLOCATION	A	1,491,566
EQ/AGGRESSIVE ALLOCATION	B	2,448,374

EQ/AGGRESSIVE GROWTH STRATEGY	IB	263,378,407

EQ/ALL ASSET GROWTH ALLOCATION	IA	3,555,630
EQ/ALL ASSET GROWTH ALLOCATION	IB	6,685,900

EQ/AMERICAN CENTURY MID CAP VALUE	IB	7,129,700

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	7,139,936

EQ/BALANCED STRATEGY	IB	146,841,432

EQ/CAPITAL GROUP RESEARCH	IA	312,674
EQ/CAPITAL GROUP RESEARCH	IB	232,767

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	5,741,442

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	1,364,581
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	270,353

EQ/COMMON STOCK INDEX	IA	1,738,969
EQ/COMMON STOCK INDEX	IB	1,073,113

EQ/CONSERVATIVE ALLOCATION	B	6,999,262

EQ/CONSERVATIVE GROWTH STRATEGY	IB	73,974,591

EQ/CONSERVATIVE STRATEGY	IB	49,701,720

EQ/CORE BOND INDEX	IB	28,016,636

EQ/CORE PLUS BOND	B	19,788,234

EQ/EMERGING MARKETS EQUITY PLUS	IB	925,780

EQ/EQUITY 500 INDEX	IA	4,810,189
EQ/EQUITY 500 INDEX	IB	4,403,614

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	4,185,505

EQ/FRANKLIN MODERATE ALLOCATION	IB	20,251,223

EQ/FRANKLIN RISING DIVIDENDS	IB	4,351,243

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IA	127,809
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	325,401

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	259,857
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	303,948

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	21,879,821

EQ/GOLDMAN SACHS MID CAP VALUE	IB	1,492,165

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	67,395,770

EQ/GROWTH STRATEGY	IB	220,052,420

EQ/INTERMEDIATE GOVERNMENT BOND	IB	9,864,548

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	437,197
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	370,474

EQ/INTERNATIONAL EQUITY INDEX	IA	3,191,289
EQ/INTERNATIONAL EQUITY INDEX	IB	3,282,461

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	5,007,821

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	149,175

EQ/INVESCO COMSTOCK	IA	2,608,150
EQ/INVESCO COMSTOCK	IB	228,745

EQ/INVESCO GLOBAL	IA	2,131,598
EQ/INVESCO GLOBAL	IB	1,269,197

EQ/INVESCO GLOBAL REAL ASSETS	IB	3,325,084

EQ/INVESCO MODERATE ALLOCATION	IB	29,608,327

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	20,455,816

EQ/JANUS ENTERPRISE	IA	2,887,508
EQ/JANUS ENTERPRISE	IB	1,807,170

EQ/JPMORGAN GROWTH ALLOCATION	IB	39,208,933

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	1,031,683
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	4,023,884

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	533,448

EQ/LARGE CAP GROWTH INDEX	IA	3,775,830
EQ/LARGE CAP GROWTH INDEX	IB	3,576,105

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	181,542
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	428,368

EQ/LARGE CAP VALUE INDEX	IA	3,923,661
EQ/LARGE CAP VALUE INDEX	IB	3,544,420

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	836,490
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	479,064

EQ/LAZARD EMERGING MARKETS EQUITY	IB	3,235,203

EQ/LOOMIS SAYLES GROWTH	IA	10,104,350
EQ/LOOMIS SAYLES GROWTH	IB	6,334,423

EQ/MFS INTERNATIONAL GROWTH	IA	8,830,990
EQ/MFS INTERNATIONAL GROWTH	IB	6,501,722

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	6,559,529

EQ/MFS MID CAP FOCUSED GROWTH	IB	3,787,893

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held

EQ/MFS TECHNOLOGY	IB	6,337,073

EQ/MFS UTILITIES SERIES	IB	1,599,417

EQ/MID CAP INDEX	IA	4,412,157
EQ/MID CAP INDEX	IB	3,871,424

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	415,685
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	375,413

EQ/MODERATE ALLOCATION	A	6,618,017
EQ/MODERATE ALLOCATION	B	11,203,094

EQ/MODERATE GROWTH STRATEGY	IB	297,603,884

EQ/MODERATE-PLUS ALLOCATION	A	2,395,495
EQ/MODERATE-PLUS ALLOCATION	B	7,446,497

EQ/MONEY MARKET	IA	83,928,808
EQ/MONEY MARKET	IB	163,511,979

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	1,075,597

EQ/PIMCO GLOBAL REAL RETURN	IB	4,542,518

EQ/PIMCO REAL RETURN	IB	3,302,430

EQ/PIMCO TOTAL RETURN ESG	IB	18,105,213

EQ/PIMCO ULTRA SHORT BOND	IA	2,688,596
EQ/PIMCO ULTRA SHORT BOND	IB	3,316,688

EQ/QUALITY BOND PLUS	IB	1,684,189

EQ/SMALL COMPANY INDEX	IA	3,956,841
EQ/SMALL COMPANY INDEX	IB	3,356,483

EQ/T. ROWE PRICE GROWTH STOCK	IA	3,111,605
EQ/T. ROWE PRICE GROWTH STOCK	IB	2,431,718

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	2,908,221

EQ/ULTRA CONSERVATIVE STRATEGY	IB	281,595,583

EQ/VALUE EQUITY	IA	4,676,803
EQ/VALUE EQUITY	IB	1,415,105

EQ/WELLINGTON ENERGY	IB	9,211,948

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	1,717,469

EQUITABLE GROWTH MF/ETF	IB	267,547

EQUITABLE MODERATE GROWTH MF/ETF	IB	127,875

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	5,938,897

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	1,934,497

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	30,598

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	52,340

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	51,188

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	91,488

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	92,216

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	3,113,486

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	15,370,465

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	627,787

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	4,505,472

FRANKLIN ALLOCATION VIP FUND	CLASS 2	4,666,089

FRANKLIN INCOME VIP FUND	CLASS 2	6,524,385

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	176,485

HARTFORD DISCIPLINED EQUITY HLS FUND	IC	3,966,482

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	1,822,939

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	2,148,154

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	1,454,051

INVESCO V.I. HEALTH CARE FUND	SERIES II	461,295

INVESCO V.I. HIGH YIELD FUND	SERIES II	9,329,243

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	1,269,248

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	1,924,237

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	7,122,206

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	5,868,180

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	CLASS 2	1,724,894

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	CLASS 2	2,833,074

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	15,221,933

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	443,926

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	930,490

MFS® VALUE SERIES	SERVICE CLASS	2,525,869

MULTIMANAGER AGGRESSIVE EQUITY	IB	294,056

MULTIMANAGER CORE BOND	IB	6,023,548

MULTIMANAGER TECHNOLOGY	IB	3,766,348

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	379,127

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	3,787,239

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	1,054,469

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	707,393

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	425,031

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	3,722,504

PRINCIPAL BLUE CHIP ACCOUNT	CLASS 3	67,667

PRINCIPAL EQUITY INCOME ACCOUNT	CLASS 3	37

PROFUND VP BEAR	COMMON SHARES	6,659

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	507,490

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	339,121

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	CLASS IB	207,409

PUTNAM VT RESEARCH FUND	CLASS IB	162,568

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	1,141,237

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	1,084,269

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	6,051,500

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	129,533

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	584,923

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.00%	IB	$14.01	87
1290 VT CONVERTIBLE SECURITIES	1.10%	IB	$13.98	153
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$15.67	36
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$15.59	80

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$10.15	1
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.30%	IB	$10.12	10
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$9.54	320
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$9.53	1,339
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$9.19	107
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$9.42	1,103
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.30%	IB	$9.34	589
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.65%	IB	$9.09	45
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.70%	IB	$9.05	31

1290 VT EQUITY INCOME	1.30%	IA	$29.34	479
1290 VT EQUITY INCOME	1.55%	IA	$28.38	30
1290 VT EQUITY INCOME	1.65%	IA	$28.00	96
1290 VT EQUITY INCOME	1.70%	IA	$27.81	78
1290 VT EQUITY INCOME	0.30%	IB	$19.49	2
1290 VT EQUITY INCOME	1.00%	IB	$16.04	66
1290 VT EQUITY INCOME	1.10%	IB	$16.01	111
1290 VT EQUITY INCOME	1.20%	IB	$17.94	21
1290 VT EQUITY INCOME	1.25%	IB	$17.85	108
1290 VT EQUITY INCOME	1.30%	IB	$6.00	157
1290 VT EQUITY INCOME	1.55%	IB	$13.86	16
1290 VT EQUITY INCOME	1.65%	IB	$13.53	39
1290 VT EQUITY INCOME	1.70%	IB	$13.36	5

1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IA	$14.26	321
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IA	$13.80	18
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IA	$13.61	80
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IA	$13.52	88
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$12.57	3
1290 VT GAMCO MERGERS & ACQUISITIONS	0.30%	IB	$12.53	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.00%	IB	$11.15	30
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$11.12	319
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$11.53	46
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$11.48	143

1290 VT GAMCO SMALL COMPANY VALUE	0.65%	IA	$27.68	—
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IA	$33.40	3,957
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IA	$32.31	226

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IA	$31.88	790
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IA	$31.67	552
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$18.23	—
1290 VT GAMCO SMALL COMPANY VALUE	0.30%	IB	$18.17	7
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$15.44	430
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$15.41	2,645
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$16.72	383
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$16.64	767

1290 VT HIGH YIELD BOND	0.00%	IB	$12.69	4
1290 VT HIGH YIELD BOND	1.00%	IB	$11.23	230
1290 VT HIGH YIELD BOND	1.10%	IB	$11.21	592
1290 VT HIGH YIELD BOND	1.20%	IB	$11.64	47
1290 VT HIGH YIELD BOND	1.25%	IB	$11.58	261
1290 VT HIGH YIELD BOND	1.30%	IB	$12.06	598
1290 VT HIGH YIELD BOND	1.55%	IB	$11.32	10
1290 VT HIGH YIELD BOND	1.65%	IB	$11.64	127
1290 VT HIGH YIELD BOND	1.70%	IB	$11.58	55

1290 VT MICRO CAP	1.00%	IB	$13.41	118
1290 VT MICRO CAP	1.10%	IB	$13.38	179
1290 VT MICRO CAP	1.25%	IB	$13.29	45
1290 VT MICRO CAP	1.30%	IB	$13.27	106
1290 VT MICRO CAP	1.65%	IB	$13.07	8

1290 VT MODERATE GROWTH ALLOCATION	1.30%	IB	$10.70	8,678
1290 VT MODERATE GROWTH ALLOCATION	1.65%	IB	$10.55	302

1290 VT MULTI-ALTERNATIVE STRATEGIES	1.00%	IB	$9.64	52
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.10%	IB	$9.62	100
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.25%	IB	$9.56	21
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.30%	IB	$10.03	17
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.55%	IB	$10.03	7
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.65%	IB	$10.02	7
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.70%	IB	$10.02	1

1290 VT NATURAL RESOURCES	0.30%	IB	$12.76	23
1290 VT NATURAL RESOURCES	1.00%	IB	$13.27	215
1290 VT NATURAL RESOURCES	1.10%	IB	$13.25	542
1290 VT NATURAL RESOURCES	1.20%	IB	$11.74	45
1290 VT NATURAL RESOURCES	1.25%	IB	$11.68	315
1290 VT NATURAL RESOURCES	1.30%	IB	$11.97	911
1290 VT NATURAL RESOURCES	1.55%	IB	$11.97	51
1290 VT NATURAL RESOURCES	1.65%	IB	$11.55	223
1290 VT NATURAL RESOURCES	1.70%	IB	$11.50	71

1290 VT REAL ESTATE	0.30%	IB	$12.01	4
1290 VT REAL ESTATE	1.00%	IB	$9.90	227
1290 VT REAL ESTATE	1.10%	IB	$9.88	337
1290 VT REAL ESTATE	1.20%	IB	$11.05	26
1290 VT REAL ESTATE	1.25%	IB	$11.00	244
1290 VT REAL ESTATE	1.30%	IB	$11.22	458
1290 VT REAL ESTATE	1.55%	IB	$9.92	8
1290 VT REAL ESTATE	1.65%	IB	$10.83	131
1290 VT REAL ESTATE	1.70%	IB	$10.77	56

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT SMALL CAP VALUE	0.00%	IB	$13.88	3
1290 VT SMALL CAP VALUE	0.30%	IB	$13.84	2
1290 VT SMALL CAP VALUE	1.00%	IB	$13.40	199
1290 VT SMALL CAP VALUE	1.10%	IB	$13.37	344
1290 VT SMALL CAP VALUE	1.20%	IB	$17.44	8
1290 VT SMALL CAP VALUE	1.25%	IB	$13.29	159
1290 VT SMALL CAP VALUE	1.30%	IB	$13.26	535
1290 VT SMALL CAP VALUE	1.30%	IB	$17.40	147
1290 VT SMALL CAP VALUE	1.55%	IB	$17.29	30
1290 VT SMALL CAP VALUE	1.65%	IB	$13.06	83
1290 VT SMALL CAP VALUE	1.65%	IB	$17.24	40
1290 VT SMALL CAP VALUE	1.70%	IB	$17.22	189

1290 VT SMARTBETA EQUITY ESG	0.30%	IB	$19.42	1
1290 VT SMARTBETA EQUITY ESG	1.00%	IB	$16.04	65
1290 VT SMARTBETA EQUITY ESG	1.10%	IB	$16.01	400
1290 VT SMARTBETA EQUITY ESG	1.20%	IB	$17.87	33
1290 VT SMARTBETA EQUITY ESG	1.25%	IB	$17.79	103
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$12.16	283
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$13.38	142
1290 VT SMARTBETA EQUITY ESG	1.55%	IB	$12.08	72
1290 VT SMARTBETA EQUITY ESG	1.65%	IB	$12.05	158
1290 VT SMARTBETA EQUITY ESG	1.65%	IB	$13.18	2
1290 VT SMARTBETA EQUITY ESG	1.70%	IB	$12.04	10

1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$17.95	121
1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$17.91	380
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$21.52	37
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$21.42	125
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$31.58	14
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$22.61	6
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$29.55	8
1290 VT SOCIALLY RESPONSIBLE	1.70%	IB	$21.83	1

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.30%	CLASS B	$17.44	85
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.55%	CLASS B	$16.87	2
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.65%	CLASS B	$16.64	37
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.70%	CLASS B	$16.53	12

AB VPS GROWTH AND INCOME PORTFOLIO	0.30%	CLASS B	$19.53	7
AB VPS GROWTH AND INCOME PORTFOLIO	1.00%	CLASS B	$17.61	102
AB VPS GROWTH AND INCOME PORTFOLIO	1.10%	CLASS B	$17.57	658
AB VPS GROWTH AND INCOME PORTFOLIO	1.20%	CLASS B	$18.11	56
AB VPS GROWTH AND INCOME PORTFOLIO	1.25%	CLASS B	$18.04	283

AB VPS SMALL/MID CAP VALUE PORTFOLIO	0.30%	CLASS B	$15.63	4
AB VPS SMALL/MID CAP VALUE PORTFOLIO	1.00%	CLASS B	$14.16	132
AB VPS SMALL/MID CAP VALUE PORTFOLIO	1.10%	CLASS B	$14.13	442
AB VPS SMALL/MID CAP VALUE PORTFOLIO	1.20%	CLASS B	$14.49	12
AB VPS SMALL/MID CAP VALUE PORTFOLIO	1.25%	CLASS B	$14.43	197

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.00%	CLASS B	$17.08	134
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.10%	CLASS B	$17.04	176
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.20%	CLASS B	$17.72	9
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.25%	CLASS B	$17.65	161

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	0.65%	CLASS B	$12.68	—
AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	1.30%	CLASS B	$13.48	273
AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	1.55%	CLASS B	$13.04	13
AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	1.65%	CLASS B	$12.86	78
AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	1.70%	CLASS B	$12.78	22

ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	1.10%	CLASS III	$13.74	237
ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	1.25%	CLASS III	$13.58	105

AMERICAN CENTURY VP INFLATION PROTECTION FUND	0.00%	CLASS II	$11.10	2
AMERICAN CENTURY VP INFLATION PROTECTION FUND	0.30%	CLASS II	$11.06	16
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.00%	CLASS II	$10.25	400
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.10%	CLASS II	$10.23	889
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.20%	CLASS II	$10.18	80
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.25%	CLASS II	$10.13	577

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	0.00%	CLASS 4	$17.30	7
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.00%	CLASS 4	$14.59	881
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.10%	CLASS 4	$14.56	3,630
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.20%	CLASS 4	$15.87	385
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.25%	CLASS 4	$15.80	3,507

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	0.00%	CLASS 4	$20.42	4
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.00%	CLASS 4	$16.29	236
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.10%	CLASS 4	$16.26	848
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.20%	CLASS 4	$18.73	68
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.25%	CLASS 4	$18.64	361

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$14.89	5
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.30%	CLASS 4	$14.84	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.00%	CLASS 4	$12.34	78
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.10%	CLASS 4	$12.32	235
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.20%	CLASS 4	$13.66	36
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.25%	CLASS 4	$13.59	120

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.30%	CLASS 4	$15.34	612
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.55%	CLASS 4	$14.31	12
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.65%	CLASS 4	$14.81	118
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.70%	CLASS 4	$14.74	69

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	0.00%	CLASS 4	$22.37	3
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	0.30%	CLASS 4	$22.30	2
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.00%	CLASS 4	$17.44	623
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.10%	CLASS 4	$17.41	1,464
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.20%	CLASS 4	$20.52	74
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.25%	CLASS 4	$20.43	490

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	0.00%	CLASS 4	$11.60	6
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	0.30%	CLASS 4	$11.56	1
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.00%	CLASS 4	$10.48	288
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.10%	CLASS 4	$10.46	596
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.20%	CLASS 4	$10.64	60
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.25%	CLASS 4	$10.59	377

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.30%	CLASS P-2	$14.65	187
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.55%	CLASS P-2	$13.57	22
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.65%	CLASS P-2	$14.14	60
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.70%	CLASS P-2	$14.07	50

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$13.18	3
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.30%	CLASS 4	$13.14	20
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.65%	CLASS 4	$13.38	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.00%	CLASS 4	$12.53	345
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.10%	CLASS 4	$12.50	1,338

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.20%	CLASS 4	$12.09	164
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.25%	CLASS 4	$12.03	574
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.30%	CLASS 4	$12.84	1,846
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.55%	CLASS 4	$12.26	41
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.65%	CLASS 4	$12.40	440
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.70%	CLASS 4	$12.33	357

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.30%	CLASS 4	$9.87	2,589
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.55%	CLASS 4	$9.55	50
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.65%	CLASS 4	$9.53	501
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.70%	CLASS 4	$9.49	569

BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$13.95	8
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.30%	CLASS III	$13.90	13
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.00%	CLASS III	$11.99	490
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.10%	CLASS III	$11.96	1,148
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.20%	CLASS III	$12.79	283
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.25%	CLASS III	$12.74	1,151
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.30%	CLASS III	$15.90	2,521
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.55%	CLASS III	$15.38	67
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.65%	CLASS III	$15.17	611
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.70%	CLASS III	$15.07	444

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.30%	CLASS III	$36.04	1,256
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.55%	CLASS III	$34.86	47
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.65%	CLASS III	$34.40	229
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.70%	CLASS III	$34.17	72

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.30%	CLASS II	$18.46	1,109
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.65%	CLASS II	$17.95	66
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.70%	CLASS II	$17.88	24

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.30%	CLASS II	$14.07	456
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.65%	CLASS II	$13.68	51
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.70%	CLASS II	$13.63	10

DELAWARE IVY VIP ASSET STRATEGY	1.10%	CLASS II	$11.56	161
DELAWARE IVY VIP ASSET STRATEGY	1.20%	CLASS II	$11.66	153
DELAWARE IVY VIP ASSET STRATEGY	1.25%	CLASS II	$11.60	212
DELAWARE IVY VIP ASSET STRATEGY	1.30%	CLASS II	$14.38	587
DELAWARE IVY VIP ASSET STRATEGY	1.55%	CLASS II	$13.96	12
DELAWARE IVY VIP ASSET STRATEGY	1.65%	CLASS II	$13.79	151
DELAWARE IVY VIP ASSET STRATEGY	1.70%	CLASS II	$13.71	174

DELAWARE IVY VIP HIGH INCOME	0.65%	CLASS II	$16.56	—
DELAWARE IVY VIP HIGH INCOME	1.30%	CLASS II	$17.72	3,279

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
DELAWARE IVY VIP HIGH INCOME	1.55%	CLASS II	$17.14	159
DELAWARE IVY VIP HIGH INCOME	1.65%	CLASS II	$16.91	676
DELAWARE IVY VIP HIGH INCOME	1.70%	CLASS II	$16.80	755

DELAWARE VIP EMERGING MARKETS SERIES	0.30%	SERVICE CLASS	$10.66	1
DELAWARE VIP EMERGING MARKETS SERIES	1.00%	SERVICE CLASS	$10.40	69
DELAWARE VIP EMERGING MARKETS SERIES	1.10%	SERVICE CLASS	$10.38	510
DELAWARE VIP EMERGING MARKETS SERIES	1.20%	SERVICE CLASS	$9.81	49
DELAWARE VIP EMERGING MARKETS SERIES	1.25%	SERVICE CLASS	$9.76	126

EATON VANCE VT FLOATING-RATE INCOME FUND	0.00%	INITIAL CLASS	$12.15	3
EATON VANCE VT FLOATING-RATE INCOME FUND	0.30%	INITIAL CLASS	$12.11	2
EATON VANCE VT FLOATING-RATE INCOME FUND	1.00%	INITIAL CLASS	$11.03	272
EATON VANCE VT FLOATING-RATE INCOME FUND	1.10%	INITIAL CLASS	$11.01	2,292
EATON VANCE VT FLOATING-RATE INCOME FUND	1.20%	INITIAL CLASS	$11.14	213
EATON VANCE VT FLOATING-RATE INCOME FUND	1.25%	INITIAL CLASS	$11.09	1,383
EATON VANCE VT FLOATING-RATE INCOME FUND	1.30%	INITIAL CLASS	$10.99	996
EATON VANCE VT FLOATING-RATE INCOME FUND	1.65%	INITIAL CLASS	$10.69	78
EATON VANCE VT FLOATING-RATE INCOME FUND	1.70%	INITIAL CLASS	$10.65	83

EQ/400 MANAGED VOLATILITY	1.30%	IB	$19.96	193
EQ/400 MANAGED VOLATILITY	1.30%	IB	$28.81	655
EQ/400 MANAGED VOLATILITY	1.55%	IB	$27.87	295
EQ/400 MANAGED VOLATILITY	1.65%	IB	$19.27	68
EQ/400 MANAGED VOLATILITY	1.65%	IB	$27.50	307
EQ/400 MANAGED VOLATILITY	1.70%	IB	$19.18	21
EQ/400 MANAGED VOLATILITY	1.70%	IB	$27.32	7

EQ/500 MANAGED VOLATILITY	0.30%	IB	$10.08	8
EQ/500 MANAGED VOLATILITY	1.00%	IB	$10.07	212
EQ/500 MANAGED VOLATILITY	1.10%	IB	$10.07	1,054
EQ/500 MANAGED VOLATILITY	1.20%	IB	$10.07	73
EQ/500 MANAGED VOLATILITY	1.25%	IB	$10.07	572
EQ/500 MANAGED VOLATILITY	1.30%	IB	$23.79	375
EQ/500 MANAGED VOLATILITY	1.30%	IB	$30.97	1,472
EQ/500 MANAGED VOLATILITY	1.55%	IB	$29.96	636
EQ/500 MANAGED VOLATILITY	1.65%	IB	$22.97	125
EQ/500 MANAGED VOLATILITY	1.65%	IB	$29.56	785
EQ/500 MANAGED VOLATILITY	1.70%	IB	$22.86	48
EQ/500 MANAGED VOLATILITY	1.70%	IB	$29.37	34

EQ/2000 MANAGED VOLATILITY	1.30%	IB	$17.39	134
EQ/2000 MANAGED VOLATILITY	1.30%	IB	$24.87	782
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$24.05	364
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$16.79	44
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$23.73	377
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$16.71	9
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$23.58	14

EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.30%	IB	$10.66	32,409
EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.65%	IB	$10.47	829

EQ/AB DYNAMIC GROWTH	1.30%	IB	$11.35	59,029
EQ/AB DYNAMIC GROWTH	1.65%	IB	$11.04	4,301
EQ/AB DYNAMIC GROWTH	1.70%	IB	$11.00	1,723

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$11.26	166
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$11.23	786
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$12.13	142
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$12.07	519
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$13.08	2,049
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$13.70	85,393
EQ/AB DYNAMIC MODERATE GROWTH	1.55%	IB	$13.30	3,644
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$12.63	490
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$13.14	13,577
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	IB	$12.56	105
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	IB	$13.06	6,975

EQ/AB SHORT DURATION GOVERNMENT BOND	0.30%	IB	$9.89	16
EQ/AB SHORT DURATION GOVERNMENT BOND	1.00%	IB	$9.42	371
EQ/AB SHORT DURATION GOVERNMENT BOND	1.10%	IB	$9.40	1,332
EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	IB	$9.10	82
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$9.06	1,035

EQ/AB SMALL CAP GROWTH	0.65%	IA	$28.48	—
EQ/AB SMALL CAP GROWTH	1.30%	IA	$34.56	1,430
EQ/AB SMALL CAP GROWTH	1.55%	IA	$33.43	86
EQ/AB SMALL CAP GROWTH	1.65%	IA	$32.98	300
EQ/AB SMALL CAP GROWTH	1.70%	IA	$32.77	224
EQ/AB SMALL CAP GROWTH	0.30%	IB	$18.12	40
EQ/AB SMALL CAP GROWTH	1.00%	IB	$15.20	315
EQ/AB SMALL CAP GROWTH	1.10%	IB	$15.17	1,327
EQ/AB SMALL CAP GROWTH	1.20%	IB	$16.68	114
EQ/AB SMALL CAP GROWTH	1.25%	IB	$16.60	422
EQ/AB SMALL CAP GROWTH	1.30%	IB	$38.60	59
EQ/AB SMALL CAP GROWTH	1.55%	IB	$46.20	16
EQ/AB SMALL CAP GROWTH	1.65%	IB	$36.16	43
EQ/AB SMALL CAP GROWTH	1.70%	IB	$44.43	4

EQ/AB SUSTAINABLE US THEMATIC	1.00%	IB	$8.51	16

EQ/AGGRESSIVE ALLOCATION	1.30%	A	$21.91	450
EQ/AGGRESSIVE ALLOCATION	1.55%	A	$21.19	68
EQ/AGGRESSIVE ALLOCATION	1.65%	A	$20.91	78
EQ/AGGRESSIVE ALLOCATION	1.70%	A	$20.77	3
EQ/AGGRESSIVE ALLOCATION	0.30%	B	$16.80	12
EQ/AGGRESSIVE ALLOCATION	1.00%	B	$14.10	416
EQ/AGGRESSIVE ALLOCATION	1.10%	B	$14.07	604
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$15.46	31
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$15.39	407

EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$11.23	145
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$18.73	167,681
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$11.16	39
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$18.23	1,572
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$11.13	111
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$18.03	18,294
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	IB	$11.11	4
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	IB	$17.93	12,512

The accompanying notes are an integral part of these financial statements.

FSA-46

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/ALL ASSET GROWTH ALLOCATION	1.30%	IA	$17.92	2,494
EQ/ALL ASSET GROWTH ALLOCATION	1.55%	IA	$17.34	33
EQ/ALL ASSET GROWTH ALLOCATION	1.65%	IA	$17.11	390
EQ/ALL ASSET GROWTH ALLOCATION	1.70%	IA	$16.99	298
EQ/ALL ASSET GROWTH ALLOCATION	0.30%	IB	$12.64	36
EQ/ALL ASSET GROWTH ALLOCATION	1.00%	IB	$12.10	340
EQ/ALL ASSET GROWTH ALLOCATION	1.10%	IB	$12.07	4,274
EQ/ALL ASSET GROWTH ALLOCATION	1.20%	IB	$12.00	1,526
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	IB	$11.97	2,769

EQ/AMERICAN CENTURY MID CAP VALUE	0.30%	IB	$21.50	12
EQ/AMERICAN CENTURY MID CAP VALUE	0.65%	IB	$31.63	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$16.73	336
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$16.70	1,986
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$19.78	219
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$19.69	507
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$14.14	187
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$33.99	2,135
EQ/AMERICAN CENTURY MID CAP VALUE	1.55%	IB	$14.05	18
EQ/AMERICAN CENTURY MID CAP VALUE	1.55%	IB	$32.88	57
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$14.01	58
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$32.44	422
EQ/AMERICAN CENTURY MID CAP VALUE	1.70%	IB	$13.99	11
EQ/AMERICAN CENTURY MID CAP VALUE	1.70%	IB	$32.23	243

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.30%	IB	$10.28	6,896
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.65%	IB	$10.13	102

EQ/BALANCED STRATEGY	1.30%	IB	$15.52	99,729
EQ/BALANCED STRATEGY	1.30%	IB	$17.34	6,927
EQ/BALANCED STRATEGY	1.55%	IB	$15.02	3,975
EQ/BALANCED STRATEGY	1.55%	IB	$16.75	499
EQ/BALANCED STRATEGY	1.65%	IB	$14.82	14,988
EQ/BALANCED STRATEGY	1.65%	IB	$16.52	1,330
EQ/BALANCED STRATEGY	1.70%	IB	$14.72	5,423
EQ/BALANCED STRATEGY	1.70%	IB	$16.41	156

EQ/CAPITAL GROUP RESEARCH	1.30%	IA	$39.18	106
EQ/CAPITAL GROUP RESEARCH	1.55%	IA	$37.89	18
EQ/CAPITAL GROUP RESEARCH	1.65%	IA	$37.39	44
EQ/CAPITAL GROUP RESEARCH	1.70%	IA	$37.14	39
EQ/CAPITAL GROUP RESEARCH	1.30%	IB	$39.36	75
EQ/CAPITAL GROUP RESEARCH	1.55%	IB	$35.85	16
EQ/CAPITAL GROUP RESEARCH	1.65%	IB	$36.83	52
EQ/CAPITAL GROUP RESEARCH	1.70%	IB	$34.59	14

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.00%	IB	$12.86	182
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.10%	IB	$12.83	510
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.25%	IB	$12.75	198
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$12.72	246
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$23.83	1,054
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$38.83	73
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.55%	IB	$23.12	117

The accompanying notes are an integral part of these financial statements.

FSA-47

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.55%	IB	$27.08	34
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.65%	IB	$12.53	21
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.65%	IB	$22.84	305
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.65%	IB	$36.35	36
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.70%	IB	$22.71	220
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.70%	IB	$26.11	2

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IA	$14.48	156
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IA	$14.45	266
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IA	$14.36	81
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IA	$14.33	200
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IA	$28.29	18
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IA	$27.37	4
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IA	$14.11	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IA	$27.00	9
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IA	$26.83	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$22.29	47
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$21.39	3
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$21.04	34
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$20.86	18

EQ/COMMON STOCK INDEX	1.30%	IA	$34.77	1,453
EQ/COMMON STOCK INDEX	1.55%	IA	$33.63	33
EQ/COMMON STOCK INDEX	1.65%	IA	$33.19	244
EQ/COMMON STOCK INDEX	1.70%	IA	$32.97	100
EQ/COMMON STOCK INDEX	0.00%	IB	$22.70	2
EQ/COMMON STOCK INDEX	1.00%	IB	$17.72	517
EQ/COMMON STOCK INDEX	1.10%	IB	$17.69	990
EQ/COMMON STOCK INDEX	1.20%	IB	$20.83	100
EQ/COMMON STOCK INDEX	1.25%	IB	$20.73	473

EQ/CONSERVATIVE ALLOCATION	1.00%	B	$9.28	882
EQ/CONSERVATIVE ALLOCATION	1.10%	B	$9.26	1,809
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$9.24	231
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$9.23	2,999

EQ/CONSERVATIVE GROWTH STRATEGY	0.65%	IB	$13.93	7
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$13.99	53,631
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$15.50	1,703
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$13.53	2,326
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$14.98	155
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$13.35	6,476
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$14.77	341
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$13.26	1,920
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$14.67	32

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$11.30	38,176
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$12.05	865
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$10.93	1,247
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$11.64	69
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$10.78	4,976
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$11.48	103
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$10.71	1,995
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$11.40	31

The accompanying notes are an integral part of these financial statements.

FSA-48

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/CORE BOND INDEX	0.00%	IB	$10.34	1
EQ/CORE BOND INDEX	0.30%	IB	$10.31	195
EQ/CORE BOND INDEX	0.65%	IB	$10.25	4
EQ/CORE BOND INDEX	1.00%	IB	$9.48	898
EQ/CORE BOND INDEX	1.10%	IB	$9.46	2,756
EQ/CORE BOND INDEX	1.20%	IB	$9.48	154
EQ/CORE BOND INDEX	1.25%	IB	$9.44	2,826
EQ/CORE BOND INDEX	1.30%	IB	$10.05	8,980
EQ/CORE BOND INDEX	1.30%	IB	$10.19	1,217
EQ/CORE BOND INDEX	1.55%	IB	$9.73	3,145
EQ/CORE BOND INDEX	1.55%	IB	$12.70	219
EQ/CORE BOND INDEX	1.65%	IB	$9.54	830
EQ/CORE BOND INDEX	1.65%	IB	$9.60	3,468
EQ/CORE BOND INDEX	1.70%	IB	$9.53	1,009
EQ/CORE BOND INDEX	1.70%	IB	$12.23	57

EQ/CORE PLUS BOND	0.00%	B	$10.48	1
EQ/CORE PLUS BOND	0.30%	B	$10.48	7
EQ/CORE PLUS BOND	1.00%	B	$10.46	116
EQ/CORE PLUS BOND	1.10%	B	$10.46	903
EQ/CORE PLUS BOND	1.20%	B	$10.46	52
EQ/CORE PLUS BOND	1.25%	B	$10.46	504
EQ/CORE PLUS BOND	1.30%	B	$8.33	4,376
EQ/CORE PLUS BOND	1.30%	B	$11.43	71
EQ/CORE PLUS BOND	1.55%	B	$8.30	139
EQ/CORE PLUS BOND	1.55%	B	$27.53	10
EQ/CORE PLUS BOND	1.65%	B	$8.28	817
EQ/CORE PLUS BOND	1.65%	B	$10.77	30
EQ/CORE PLUS BOND	1.70%	B	$8.28	632
EQ/CORE PLUS BOND	1.70%	B	$26.06	1

EQ/EMERGING MARKETS EQUITY PLUS	0.65%	IB	$9.75	—
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$9.43	47
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$9.41	188
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$9.49	15
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$9.44	158
EQ/EMERGING MARKETS EQUITY PLUS	1.30%	IB	$9.05	320
EQ/EMERGING MARKETS EQUITY PLUS	1.55%	IB	$8.93	6
EQ/EMERGING MARKETS EQUITY PLUS	1.65%	IB	$8.74	44
EQ/EMERGING MARKETS EQUITY PLUS	1.70%	IB	$8.69	42

EQ/EQUITY 500 INDEX	1.30%	IA	$35.80	5,467
EQ/EQUITY 500 INDEX	1.55%	IA	$34.63	212
EQ/EQUITY 500 INDEX	1.65%	IA	$34.17	1,095
EQ/EQUITY 500 INDEX	1.70%	IA	$33.95	980
EQ/EQUITY 500 INDEX	0.00%	IB	$23.88	6
EQ/EQUITY 500 INDEX	0.30%	IB	$23.80	76
EQ/EQUITY 500 INDEX	1.00%	IB	$18.54	1,861
EQ/EQUITY 500 INDEX	1.10%	IB	$18.50	6,468
EQ/EQUITY 500 INDEX	1.20%	IB	$21.90	419
EQ/EQUITY 500 INDEX	1.25%	IB	$21.80	3,845

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.30%	IB	$22.41	21
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.65%	IB	$31.28	—

The accompanying notes are an integral part of these financial statements.

FSA-49

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$17.43	173
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$17.40	1,112
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$20.62	250
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$20.52	624
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.30%	IB	$33.23	2,762
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.55%	IB	$32.14	99
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.65%	IB	$31.72	661
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.70%	IB	$31.51	344

EQ/FRANKLIN MODERATE ALLOCATION	1.30%	IB	$11.18	17,131
EQ/FRANKLIN MODERATE ALLOCATION	1.65%	IB	$10.91	1,125
EQ/FRANKLIN MODERATE ALLOCATION	1.70%	IB	$10.87	19

EQ/FRANKLIN RISING DIVIDENDS	0.30%	IB	$23.90	5
EQ/FRANKLIN RISING DIVIDENDS	1.00%	IB	$19.85	359
EQ/FRANKLIN RISING DIVIDENDS	1.10%	IB	$19.81	1,969
EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$22.00	204
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$21.90	1,167
EQ/FRANKLIN RISING DIVIDENDS	1.30%	IB	$25.30	3,100
EQ/FRANKLIN RISING DIVIDENDS	1.55%	IB	$23.32	47
EQ/FRANKLIN RISING DIVIDENDS	1.65%	IB	$24.43	461
EQ/FRANKLIN RISING DIVIDENDS	1.70%	IB	$24.31	407

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IA	$26.10	34
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IA	$25.25	9
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IA	$24.91	20
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IA	$24.75	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$19.94	116
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$19.14	17
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$18.82	73
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$18.67	7

EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IA	$17.98	125
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IA	$17.39	27
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IA	$17.16	36
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IA	$17.05	17
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$38.15	57
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$27.32	36
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$35.74	28
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$26.29	2

EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.30%	IB	$10.83	19,547
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.65%	IB	$10.68	430

EQ/GOLDMAN SACHS MID CAP VALUE	1.30%	IB	$30.69	568
EQ/GOLDMAN SACHS MID CAP VALUE	1.55%	IB	$29.68	35
EQ/GOLDMAN SACHS MID CAP VALUE	1.65%	IB	$29.29	154
EQ/GOLDMAN SACHS MID CAP VALUE	1.70%	IB	$29.09	198

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.30%	IB	$11.18	51,003
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.65%	IB	$10.88	4,133
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.70%	IB	$10.84	986

EQ/GROWTH STRATEGY	0.65%	IB	$18.67	3
EQ/GROWTH STRATEGY	1.30%	IB	$19.05	141,296
EQ/GROWTH STRATEGY	1.30%	IB	$22.05	13,442
EQ/GROWTH STRATEGY	1.55%	IB	$18.43	1,909

The accompanying notes are an integral part of these financial statements.

FSA-50

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GROWTH STRATEGY	1.55%	IB	$21.30	989
EQ/GROWTH STRATEGY	1.65%	IB	$18.18	15,207
EQ/GROWTH STRATEGY	1.65%	IB	$21.01	3,689
EQ/GROWTH STRATEGY	1.70%	IB	$18.06	12,211
EQ/GROWTH STRATEGY	1.70%	IB	$20.87	846

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$9.86	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.30%	IB	$9.83	39
EQ/INTERMEDIATE GOVERNMENT BOND	0.65%	IB	$9.59	3
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$9.15	199
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$9.13	683
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$9.04	103
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$9.00	678
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$9.26	4,090
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$10.00	512
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$8.95	1,304
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$17.15	94
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$8.83	1,517
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$9.40	95
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$8.78	678
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$16.34	8

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IA	$12.84	264
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IA	$12.42	8
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IA	$12.25	48
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IA	$12.17	12
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$17.86	96
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$14.40	55
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$16.71	52
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$13.89	15

EQ/INTERNATIONAL EQUITY INDEX	1.30%	IA	$13.34	1,422
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IA	$12.91	83
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IA	$12.74	443
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IA	$12.65	307
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$11.94	6
EQ/INTERNATIONAL EQUITY INDEX	0.30%	IB	$11.90	15
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$10.87	324
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$10.85	1,193
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$10.95	135
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$10.90	1,072

EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	IB	$12.16	96
EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	IB	$12.36	2,463
EQ/INTERNATIONAL MANAGED VOLATILITY	1.55%	IB	$11.95	1,166
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	IB	$11.74	60
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	IB	$11.79	1,211
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	IB	$11.68	37
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	IB	$11.72	40

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IA	$11.91	96
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IA	$11.52	22
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	IA	$11.37	27
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	IA	$11.29	4

The accompanying notes are an integral part of these financial statements.

FSA-51

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INVESCO COMSTOCK	1.30%	IA	$32.14	1,164
EQ/INVESCO COMSTOCK	1.55%	IA	$31.09	38
EQ/INVESCO COMSTOCK	1.65%	IA	$30.68	242
EQ/INVESCO COMSTOCK	1.70%	IA	$30.47	178
EQ/INVESCO COMSTOCK	1.30%	IB	$28.35	93
EQ/INVESCO COMSTOCK	1.55%	IB	$27.11	18
EQ/INVESCO COMSTOCK	1.65%	IB	$26.63	48
EQ/INVESCO COMSTOCK	1.70%	IB	$26.39	3

EQ/INVESCO GLOBAL	1.30%	IA	$22.20	1,428
EQ/INVESCO GLOBAL	1.55%	IA	$21.48	43
EQ/INVESCO GLOBAL	1.65%	IA	$21.19	275
EQ/INVESCO GLOBAL	1.70%	IA	$21.05	199
EQ/INVESCO GLOBAL	1.00%	IB	$13.33	122
EQ/INVESCO GLOBAL	1.10%	IB	$13.30	937
EQ/INVESCO GLOBAL	1.20%	IB	$14.89	84
EQ/INVESCO GLOBAL	1.25%	IB	$14.82	335
EQ/INVESCO GLOBAL	1.30%	IB	$20.09	97
EQ/INVESCO GLOBAL	1.55%	IB	$19.27	15
EQ/INVESCO GLOBAL	1.65%	IB	$18.96	143
EQ/INVESCO GLOBAL	1.70%	IB	$18.80	8

EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$13.33	3
EQ/INVESCO GLOBAL REAL ASSETS	0.30%	IB	$13.29	2
EQ/INVESCO GLOBAL REAL ASSETS	1.00%	IB	$11.04	76
EQ/INVESCO GLOBAL REAL ASSETS	1.10%	IB	$11.02	545
EQ/INVESCO GLOBAL REAL ASSETS	1.20%	IB	$12.23	117
EQ/INVESCO GLOBAL REAL ASSETS	1.25%	IB	$12.17	243
EQ/INVESCO GLOBAL REAL ASSETS	1.30%	IB	$17.68	1,322
EQ/INVESCO GLOBAL REAL ASSETS	1.55%	IB	$17.10	76
EQ/INVESCO GLOBAL REAL ASSETS	1.65%	IB	$16.87	402
EQ/INVESCO GLOBAL REAL ASSETS	1.70%	IB	$16.76	296

EQ/INVESCO MODERATE ALLOCATION	1.30%	IB	$10.90	25,561
EQ/INVESCO MODERATE ALLOCATION	1.65%	IB	$10.61	1,879
EQ/INVESCO MODERATE ALLOCATION	1.70%	IB	$10.57	452

EQ/INVESCO MODERATE GROWTH ALLOCATION	1.30%	IB	$10.98	17,768
EQ/INVESCO MODERATE GROWTH ALLOCATION	1.65%	IB	$10.83	319

EQ/JANUS ENTERPRISE	1.30%	IA	$28.38	1,293
EQ/JANUS ENTERPRISE	1.55%	IA	$27.45	118
EQ/JANUS ENTERPRISE	1.65%	IA	$27.09	347
EQ/JANUS ENTERPRISE	1.70%	IA	$26.91	177
EQ/JANUS ENTERPRISE	0.30%	IB	$18.52	1
EQ/JANUS ENTERPRISE	1.00%	IB	$15.71	261
EQ/JANUS ENTERPRISE	1.10%	IB	$15.68	781
EQ/JANUS ENTERPRISE	1.20%	IB	$17.04	59
EQ/JANUS ENTERPRISE	1.25%	IB	$16.96	271
EQ/JANUS ENTERPRISE	1.30%	IB	$35.94	171
EQ/JANUS ENTERPRISE	1.55%	IB	$34.37	51
EQ/JANUS ENTERPRISE	1.65%	IB	$33.76	79
EQ/JANUS ENTERPRISE	1.70%	IB	$33.46	18

EQ/JPMORGAN GROWTH ALLOCATION	1.30%	IB	$11.14	34,624
EQ/JPMORGAN GROWTH ALLOCATION	1.65%	IB	$10.94	666

The accompanying notes are an integral part of these financial statements.

FSA-52

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IA	$34.55	266
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	IA	$33.42	80
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IA	$32.97	205
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IA	$32.76	6
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$15.35	5
EQ/JPMORGAN VALUE OPPORTUNITIES	0.30%	IB	$15.31	21
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$14.82	997
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$14.79	1,649
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$10.19	31
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$14.70	822
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$10.19	150
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$14.67	923
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$36.98	92
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	IB	$38.34	8
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$10.18	12
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$14.45	29
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$34.64	41
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IB	$10.18	67
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IB	$36.87	7

EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$33.30	58
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$24.32	28
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	IB	$31.17	60
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$23.45	24

EQ/LARGE CAP GROWTH INDEX	0.65%	IA	$39.00	—
EQ/LARGE CAP GROWTH INDEX	1.30%	IA	$41.68	1,090
EQ/LARGE CAP GROWTH INDEX	1.55%	IA	$40.31	57
EQ/LARGE CAP GROWTH INDEX	1.65%	IA	$39.78	187
EQ/LARGE CAP GROWTH INDEX	1.70%	IA	$39.51	168
EQ/LARGE CAP GROWTH INDEX	0.30%	IB	$26.75	3
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$20.42	402
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$20.38	1,376
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$24.61	101
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$24.50	703

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IA	$34.40	83
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IA	$33.27	9
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IA	$32.83	26
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IA	$32.62	12
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$40.16	130
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$43.90	37
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$37.63	70
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$42.22	8

EQ/LARGE CAP VALUE INDEX	1.30%	IA	$28.77	901
EQ/LARGE CAP VALUE INDEX	1.55%	IA	$27.83	44
EQ/LARGE CAP VALUE INDEX	1.65%	IA	$27.46	225
EQ/LARGE CAP VALUE INDEX	1.70%	IA	$27.28	133
EQ/LARGE CAP VALUE INDEX	0.30%	IB	$19.18	39
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$15.32	403
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$15.29	823
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$17.65	106
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$17.57	676

The accompanying notes are an integral part of these financial statements.

FSA-53

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IA	$26.55	401
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IA	$25.68	17
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IA	$25.34	79
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IA	$25.18	37
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$24.63	202
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$27.36	33
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$23.06	79
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$26.34	11

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$9.48	—
EQ/LAZARD EMERGING MARKETS EQUITY	0.30%	IB	$9.45	15
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$9.26	155
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$9.24	931
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$8.70	182
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$8.66	453
EQ/LAZARD EMERGING MARKETS EQUITY	1.30%	IB	$10.58	2,491
EQ/LAZARD EMERGING MARKETS EQUITY	1.55%	IB	$10.24	188
EQ/LAZARD EMERGING MARKETS EQUITY	1.65%	IB	$10.10	601
EQ/LAZARD EMERGING MARKETS EQUITY	1.70%	IB	$10.03	390

EQ/LOOMIS SAYLES GROWTH	1.30%	IA	$33.53	1,786
EQ/LOOMIS SAYLES GROWTH	1.55%	IA	$32.43	39
EQ/LOOMIS SAYLES GROWTH	1.65%	IA	$32.00	268
EQ/LOOMIS SAYLES GROWTH	1.70%	IA	$31.79	167
EQ/LOOMIS SAYLES GROWTH	0.30%	IB	$24.64	1
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$19.10	162
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$19.06	1,396
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$22.68	132
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$22.57	522
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$32.03	68
EQ/LOOMIS SAYLES GROWTH	1.55%	IB	$31.13	9
EQ/LOOMIS SAYLES GROWTH	1.65%	IB	$30.78	10
EQ/LOOMIS SAYLES GROWTH	1.70%	IB	$30.60	4

EQ/MFS INTERNATIONAL GROWTH	1.30%	IA	$19.07	2,343
EQ/MFS INTERNATIONAL GROWTH	1.55%	IA	$18.45	82
EQ/MFS INTERNATIONAL GROWTH	1.65%	IA	$18.20	406
EQ/MFS INTERNATIONAL GROWTH	1.70%	IA	$18.08	306
EQ/MFS INTERNATIONAL GROWTH	0.30%	IB	$15.45	16
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$14.07	364
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$14.05	1,636
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$14.22	135
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$14.15	646
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$10.81	218
EQ/MFS INTERNATIONAL GROWTH	1.55%	IB	$23.28	22
EQ/MFS INTERNATIONAL GROWTH	1.65%	IB	$22.86	45
EQ/MFS INTERNATIONAL GROWTH	1.70%	IB	$22.66	16

EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$16.14	4
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.30%	IB	$16.09	8
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.00%	IB	$13.42	357
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.10%	IB	$13.39	3,099
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	IB	$14.81	361
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	IB	$14.74	1,376

The accompanying notes are an integral part of these financial statements.

FSA-54

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.30%	IB	$21.81	3,746
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.55%	IB	$21.09	133
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.65%	IB	$20.82	766
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.70%	IB	$20.68	671

EQ/MFS MID CAP FOCUSED GROWTH	0.65%	IB	$30.61	—
EQ/MFS MID CAP FOCUSED GROWTH	1.30%	IB	$35.58	1,170
EQ/MFS MID CAP FOCUSED GROWTH	1.55%	IB	$34.42	51
EQ/MFS MID CAP FOCUSED GROWTH	1.65%	IB	$33.96	195
EQ/MFS MID CAP FOCUSED GROWTH	1.70%	IB	$33.74	158

EQ/MFS TECHNOLOGY	0.00%	IB	$12.74	2
EQ/MFS TECHNOLOGY	0.30%	IB	$12.70	59
EQ/MFS TECHNOLOGY	1.00%	IB	$12.30	401
EQ/MFS TECHNOLOGY	1.10%	IB	$12.28	1,601
EQ/MFS TECHNOLOGY	1.20%	IB	$9.37	348
EQ/MFS TECHNOLOGY	1.25%	IB	$12.20	744
EQ/MFS TECHNOLOGY	1.30%	IB	$43.63	1,507
EQ/MFS TECHNOLOGY	1.55%	IB	$42.20	115
EQ/MFS TECHNOLOGY	1.65%	IB	$41.64	341
EQ/MFS TECHNOLOGY	1.70%	IB	$41.36	199

EQ/MFS UTILITIES SERIES	0.30%	IB	$17.93	1
EQ/MFS UTILITIES SERIES	1.00%	IB	$14.63	242
EQ/MFS UTILITIES SERIES	1.10%	IB	$14.60	518
EQ/MFS UTILITIES SERIES	1.20%	IB	$16.50	114
EQ/MFS UTILITIES SERIES	1.25%	IB	$16.42	310
EQ/MFS UTILITIES SERIES	1.30%	IB	$27.07	1,103
EQ/MFS UTILITIES SERIES	1.55%	IB	$26.19	28
EQ/MFS UTILITIES SERIES	1.65%	IB	$25.84	173
EQ/MFS UTILITIES SERIES	1.70%	IB	$25.67	189

EQ/MID CAP INDEX	1.30%	IA	$33.27	1,287
EQ/MID CAP INDEX	1.55%	IA	$32.18	58
EQ/MID CAP INDEX	1.65%	IA	$31.76	334
EQ/MID CAP INDEX	1.70%	IA	$31.55	219
EQ/MID CAP INDEX	0.00%	IB	$19.80	1
EQ/MID CAP INDEX	0.30%	IB	$19.73	5
EQ/MID CAP INDEX	1.00%	IB	$15.81	535
EQ/MID CAP INDEX	1.10%	IB	$15.77	1,696
EQ/MID CAP INDEX	1.20%	IB	$18.16	167
EQ/MID CAP INDEX	1.25%	IB	$18.08	832

EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IA	$27.62	181
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IA	$26.72	4
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IA	$26.36	41
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IA	$26.19	6
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$31.80	97
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$33.61	9
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$29.79	72
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$32.32	4

EQ/MODERATE ALLOCATION	1.30%	A	$15.15	3,869
EQ/MODERATE ALLOCATION	1.55%	A	$14.65	106
EQ/MODERATE ALLOCATION	1.65%	A	$14.46	600
EQ/MODERATE ALLOCATION	1.70%	A	$14.36	312

The accompanying notes are an integral part of these financial statements.

FSA-55

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE ALLOCATION	1.00%	B	$11.65	1,608
EQ/MODERATE ALLOCATION	1.10%	B	$11.62	3,392
EQ/MODERATE ALLOCATION	1.20%	B	$12.17	189
EQ/MODERATE ALLOCATION	1.25%	B	$12.11	5,153

EQ/MODERATE GROWTH STRATEGY	0.65%	IB	$16.96	4
EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$17.23	177,356
EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$19.95	12,639
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$16.66	14,221
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$19.27	1,168
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$16.44	33,815
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$19.01	2,629
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$16.33	11,632
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$18.88	817

EQ/MODERATE-PLUS ALLOCATION	1.30%	A	$18.37	845
EQ/MODERATE-PLUS ALLOCATION	1.55%	A	$17.77	111
EQ/MODERATE-PLUS ALLOCATION	1.65%	A	$17.53	139
EQ/MODERATE-PLUS ALLOCATION	1.70%	A	$17.42	19
EQ/MODERATE-PLUS ALLOCATION	1.00%	B	$12.89	901
EQ/MODERATE-PLUS ALLOCATION	1.10%	B	$12.87	2,478
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$13.79	138
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$13.72	1,289

EQ/MONEY MARKET	0.65%	IA	$9.68	—
EQ/MONEY MARKET	1.30%	IA	$8.83	6,743
EQ/MONEY MARKET	1.55%	IA	$8.54	374
EQ/MONEY MARKET	1.65%	IA	$8.43	1,741
EQ/MONEY MARKET	1.65%	IA	$9.19	20
EQ/MONEY MARKET	1.70%	IA	$8.37	758
EQ/MONEY MARKET	0.00%	IB	$9.57	189
EQ/MONEY MARKET	0.00%	IB	$9.84	1,092
EQ/MONEY MARKET	0.00%	IB	$10.22	129
EQ/MONEY MARKET	0.00%	IB	$10.25	55
EQ/MONEY MARKET	0.30%	IB	$10.19	117
EQ/MONEY MARKET	1.00%	IB	$9.64	4,483
EQ/MONEY MARKET	1.10%	IB	$9.62	4,417
EQ/MONEY MARKET	1.20%	IB	$9.38	596
EQ/MONEY MARKET	1.25%	IB	$9.33	5,102
EQ/MONEY MARKET	1.30%	IB	$9.30	566
EQ/MONEY MARKET	1.55%	IB	$24.36	21
EQ/MONEY MARKET	1.65%	IB	$8.79	260
EQ/MONEY MARKET	1.70%	IB	$22.87	41

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.30%	IB	$10.17	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.10%	IB	$9.96	112
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.20%	IB	$9.93	26
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.25%	IB	$9.92	37
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.30%	IB	$9.90	222
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.55%	IB	$9.84	85
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.65%	IB	$9.81	77
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.70%	IB	$9.80	26

EQ/PIMCO GLOBAL REAL RETURN	0.00%	IB	$11.62	3
EQ/PIMCO GLOBAL REAL RETURN	0.30%	IB	$11.58	9

The accompanying notes are an integral part of these financial statements.

FSA-56

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$10.30	390
EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$10.28	990
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$10.66	73
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$10.61	437
EQ/PIMCO GLOBAL REAL RETURN	1.30%	IB	$10.20	941
EQ/PIMCO GLOBAL REAL RETURN	1.55%	IB	$9.67	5
EQ/PIMCO GLOBAL REAL RETURN	1.65%	IB	$9.85	164
EQ/PIMCO GLOBAL REAL RETURN	1.70%	IB	$9.80	218

EQ/PIMCO REAL RETURN	1.30%	IB	$12.00	1,865
EQ/PIMCO REAL RETURN	1.55%	IB	$11.61	152
EQ/PIMCO REAL RETURN	1.65%	IB	$11.45	608
EQ/PIMCO REAL RETURN	1.70%	IB	$11.38	372

EQ/PIMCO TOTAL RETURN ESG	0.00%	IB	$10.81	8
EQ/PIMCO TOTAL RETURN ESG	0.30%	IB	$10.78	84
EQ/PIMCO TOTAL RETURN ESG	1.00%	IB	$9.73	684
EQ/PIMCO TOTAL RETURN ESG	1.10%	IB	$9.71	3,706
EQ/PIMCO TOTAL RETURN ESG	1.20%	IB	$9.92	337
EQ/PIMCO TOTAL RETURN ESG	1.25%	IB	$9.87	3,102
EQ/PIMCO TOTAL RETURN ESG	1.30%	IB	$11.30	5,060
EQ/PIMCO TOTAL RETURN ESG	1.55%	IB	$10.93	253
EQ/PIMCO TOTAL RETURN ESG	1.65%	IB	$10.78	1,428
EQ/PIMCO TOTAL RETURN ESG	1.70%	IB	$10.71	1,105

EQ/PIMCO ULTRA SHORT BOND	1.30%	IA	$9.28	1,593
EQ/PIMCO ULTRA SHORT BOND	1.55%	IA	$8.97	71
EQ/PIMCO ULTRA SHORT BOND	1.65%	IA	$8.86	395
EQ/PIMCO ULTRA SHORT BOND	1.70%	IA	$8.80	780
EQ/PIMCO ULTRA SHORT BOND	0.30%	IB	$10.42	6
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$9.88	585
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$9.86	1,358
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$9.59	86
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$9.55	1,178
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$8.83	42
EQ/PIMCO ULTRA SHORT BOND	1.55%	IB	$9.67	6
EQ/PIMCO ULTRA SHORT BOND	1.65%	IB	$9.50	10
EQ/PIMCO ULTRA SHORT BOND	1.70%	IB	$9.42	4

EQ/QUALITY BOND PLUS	1.30%	IB	$10.14	787
EQ/QUALITY BOND PLUS	1.55%	IB	$14.47	129
EQ/QUALITY BOND PLUS	1.65%	IB	$9.51	268
EQ/QUALITY BOND PLUS	1.70%	IB	$13.84	21

EQ/SMALL COMPANY INDEX	1.30%	IA	$29.53	932
EQ/SMALL COMPANY INDEX	1.55%	IA	$28.56	35
EQ/SMALL COMPANY INDEX	1.65%	IA	$28.18	221
EQ/SMALL COMPANY INDEX	1.70%	IA	$27.99	154
EQ/SMALL COMPANY INDEX	0.00%	IB	$17.10	1
EQ/SMALL COMPANY INDEX	0.30%	IB	$17.04	3
EQ/SMALL COMPANY INDEX	1.00%	IB	$14.27	398
EQ/SMALL COMPANY INDEX	1.10%	IB	$14.24	1,205
EQ/SMALL COMPANY INDEX	1.20%	IB	$15.68	102
EQ/SMALL COMPANY INDEX	1.25%	IB	$15.61	558

The accompanying notes are an integral part of these financial statements.

FSA-57

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IA	$32.71	3,131
EQ/T. ROWE PRICE GROWTH STOCK	1.55%	IA	$31.64	93
EQ/T. ROWE PRICE GROWTH STOCK	1.65%	IA	$31.22	635
EQ/T. ROWE PRICE GROWTH STOCK	1.70%	IA	$31.01	496
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$20.38	2
EQ/T. ROWE PRICE GROWTH STOCK	0.30%	IB	$20.31	13
EQ/T. ROWE PRICE GROWTH STOCK	1.00%	IB	$15.67	903
EQ/T. ROWE PRICE GROWTH STOCK	1.10%	IB	$15.63	3,632
EQ/T. ROWE PRICE GROWTH STOCK	1.20%	IB	$18.69	215
EQ/T. ROWE PRICE GROWTH STOCK	1.25%	IB	$18.61	1,240
EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IB	$17.04	313
EQ/T. ROWE PRICE GROWTH STOCK	1.55%	IB	$40.81	33
EQ/T. ROWE PRICE GROWTH STOCK	1.65%	IB	$39.41	70
EQ/T. ROWE PRICE GROWTH STOCK	1.70%	IB	$38.72	11

EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$26.80	1
EQ/T. ROWE PRICE HEALTH SCIENCES	0.30%	IB	$26.72	17
EQ/T. ROWE PRICE HEALTH SCIENCES	1.00%	IB	$16.19	379
EQ/T. ROWE PRICE HEALTH SCIENCES	1.10%	IB	$16.15	1,748
EQ/T. ROWE PRICE HEALTH SCIENCES	1.20%	IB	$24.59	212
EQ/T. ROWE PRICE HEALTH SCIENCES	1.25%	IB	$24.47	710
EQ/T. ROWE PRICE HEALTH SCIENCES	1.30%	IB	$58.14	1,501
EQ/T. ROWE PRICE HEALTH SCIENCES	1.55%	IB	$56.23	44
EQ/T. ROWE PRICE HEALTH SCIENCES	1.65%	IB	$55.49	240
EQ/T. ROWE PRICE HEALTH SCIENCES	1.70%	IB	$55.12	176

EQ/ULTRA CONSERVATIVE STRATEGY	1.30%	IB	$9.66	154,817
EQ/ULTRA CONSERVATIVE STRATEGY	1.55%	IB	$9.39	11,493
EQ/ULTRA CONSERVATIVE STRATEGY	1.65%	IB	$9.28	40,615
EQ/ULTRA CONSERVATIVE STRATEGY	1.70%	IB	$9.23	49,516

EQ/VALUE EQUITY	1.30%	IA	$24.41	2,507
EQ/VALUE EQUITY	1.55%	IA	$23.61	123
EQ/VALUE EQUITY	1.65%	IA	$23.29	546
EQ/VALUE EQUITY	1.70%	IA	$23.14	434
EQ/VALUE EQUITY	0.30%	IB	$16.60	21
EQ/VALUE EQUITY	1.00%	IB	$13.08	142
EQ/VALUE EQUITY	1.10%	IB	$13.06	1,236
EQ/VALUE EQUITY	1.20%	IB	$15.27	176
EQ/VALUE EQUITY	1.25%	IB	$15.20	353

EQ/WELLINGTON ENERGY	0.30%	IB	$5.79	4
EQ/WELLINGTON ENERGY	1.00%	IB	$5.70	705
EQ/WELLINGTON ENERGY	1.10%	IB	$5.69	1,128
EQ/WELLINGTON ENERGY	1.20%	IB	$5.32	152
EQ/WELLINGTON ENERGY	1.25%	IB	$5.30	673
EQ/WELLINGTON ENERGY	1.30%	IB	$7.66	2,096
EQ/WELLINGTON ENERGY	1.55%	IB	$7.41	92
EQ/WELLINGTON ENERGY	1.65%	IB	$7.31	377
EQ/WELLINGTON ENERGY	1.70%	IB	$7.26	234

EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.00%	IB	$11.85	61
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.10%	IB	$11.83	214
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.25%	IB	$11.75	351
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.30%	IB	$13.74	647

The accompanying notes are an integral part of these financial statements.

FSA-58

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.65%	IB	$13.26	115
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.70%	IB	$13.20	72

EQUITABLE GROWTH MF/ETF	1.00%	IB	$8.73	217
EQUITABLE GROWTH MF/ETF	1.25%	IB	$8.71	49
EQUITABLE GROWTH MF/ETF	1.30%	IB	$10.31	1

EQUITABLE MODERATE GROWTH MF/ETF	1.00%	IB	$8.74	88
EQUITABLE MODERATE GROWTH MF/ETF	1.25%	IB	$8.72	39

FEDERATED HERMES HIGH INCOME BOND FUND II	0.30%	SERVICE CLASS	$12.76	11
FEDERATED HERMES HIGH INCOME BOND FUND II	1.00%	SERVICE CLASS	$11.26	390
FEDERATED HERMES HIGH INCOME BOND FUND II	1.10%	SERVICE CLASS	$11.24	1,261
FEDERATED HERMES HIGH INCOME BOND FUND II	1.20%	SERVICE CLASS	$11.74	194
FEDERATED HERMES HIGH INCOME BOND FUND II	1.25%	SERVICE CLASS	$11.68	903

FEDERATED HERMES KAUFMANN FUND II	0.30%	SERVICE CLASS	$20.06	23
FEDERATED HERMES KAUFMANN FUND II	1.00%	SERVICE CLASS	$14.97	194
FEDERATED HERMES KAUFMANN FUND II	1.10%	SERVICE CLASS	$14.94	1,040
FEDERATED HERMES KAUFMANN FUND II	1.20%	SERVICE CLASS	$18.46	72
FEDERATED HERMES KAUFMANN FUND II	1.25%	SERVICE CLASS	$18.38	344

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.30%	SERVICE CLASS 2	$20.96	17
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.55%	SERVICE CLASS 2	$20.28	5
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.65%	SERVICE CLASS 2	$20.01	5

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.30%	SERVICE CLASS 2	$15.55	10
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.55%	SERVICE CLASS 2	$15.09	11
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.65%	SERVICE CLASS 2	$14.91	10
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.70%	SERVICE CLASS 2	$14.82	7

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.30%	SERVICE CLASS 2	$16.34	20
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.55%	SERVICE CLASS 2	$15.85	2
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.65%	SERVICE CLASS 2	$15.66	14

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.30%	SERVICE CLASS 2	$17.46	64
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.55%	SERVICE CLASS 2	$16.94	5
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.65%	SERVICE CLASS 2	$16.74	1
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.70%	SERVICE CLASS 2	$16.64	1

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.30%	SERVICE CLASS 2	$18.59	12
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.55%	SERVICE CLASS 2	$18.03	19
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.65%	SERVICE CLASS 2	$17.82	32
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.70%	SERVICE CLASS 2	$17.71	6

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$19.07	2
FIDELITY® VIP MID CAP PORTFOLIO	0.30%	SERVICE CLASS 2	$19.01	1
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$15.35	420
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$15.32	1,236
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$17.50	126
FIDELITY® VIP MID CAP PORTFOLIO	1.25%	SERVICE CLASS 2	$17.42	425
FIDELITY® VIP MID CAP PORTFOLIO	1.30%	SERVICE CLASS 2	$28.41	1,644
FIDELITY® VIP MID CAP PORTFOLIO	1.55%	SERVICE CLASS 2	$27.48	52
FIDELITY® VIP MID CAP PORTFOLIO	1.65%	SERVICE CLASS 2	$27.11	318
FIDELITY® VIP MID CAP PORTFOLIO	1.70%	SERVICE CLASS 2	$26.93	198

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$12.08	—
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.30%	SERVICE CLASS 2	$12.05	33
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$10.77	857

The accompanying notes are an integral part of these financial statements.

FSA-59

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$10.75	3,838
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$11.09	345
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.25%	SERVICE CLASS 2	$11.03	2,272
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.30%	SERVICE CLASS 2	$13.34	3,875
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.55%	SERVICE CLASS 2	$12.91	114
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.65%	SERVICE CLASS 2	$12.73	869
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.70%	SERVICE CLASS 2	$12.65	644

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.00%	CLASS I	$12.02	38
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.10%	CLASS I	$12.00	184
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.20%	CLASS I	$12.29	6
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$12.24	92
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$12.19	190
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$11.82	33
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.70%	CLASS I	$11.77	35

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	0.30%	CLASS I	$16.83	2
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.00%	CLASS I	$14.03	182
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.10%	CLASS I	$14.00	868
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.20%	CLASS I	$15.48	149
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$15.41	488
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$17.44	1,394
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.55%	CLASS I	$15.36	18
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.55%	CLASS I	$16.97	23
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$16.79	249
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.70%	CLASS I	$16.70	147

FRANKLIN ALLOCATION VIP FUND	1.00%	CLASS 2	$11.91	65
FRANKLIN ALLOCATION VIP FUND	1.10%	CLASS 2	$11.88	465
FRANKLIN ALLOCATION VIP FUND	1.20%	CLASS 2	$12.73	96
FRANKLIN ALLOCATION VIP FUND	1.25%	CLASS 2	$12.67	199
FRANKLIN ALLOCATION VIP FUND	1.30%	CLASS 2	$17.70	384
FRANKLIN ALLOCATION VIP FUND	1.55%	CLASS 2	$17.13	1
FRANKLIN ALLOCATION VIP FUND	1.65%	CLASS 2	$16.91	72
FRANKLIN ALLOCATION VIP FUND	1.70%	CLASS 2	$16.80	149

FRANKLIN INCOME VIP FUND	0.30%	CLASS 2	$14.87	3
FRANKLIN INCOME VIP FUND	1.00%	CLASS 2	$12.84	289
FRANKLIN INCOME VIP FUND	1.10%	CLASS 2	$12.81	1,207
FRANKLIN INCOME VIP FUND	1.20%	CLASS 2	$13.68	385
FRANKLIN INCOME VIP FUND	1.25%	CLASS 2	$13.62	2,035
FRANKLIN INCOME VIP FUND	1.30%	CLASS 2	$18.33	1,722
FRANKLIN INCOME VIP FUND	1.55%	CLASS 2	$17.74	34
FRANKLIN INCOME VIP FUND	1.65%	CLASS 2	$17.50	336
FRANKLIN INCOME VIP FUND	1.70%	CLASS 2	$17.39	337

The accompanying notes are an integral part of these financial statements.

FSA-60

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	0.30%	COMMON SHARES	$11.77	11
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.10%	COMMON SHARES	$9.02	183
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.20%	COMMON SHARES	$10.83	25
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.25%	COMMON SHARES	$10.78	62
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.30%	COMMON SHARES	$8.22	24
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.55%	COMMON SHARES	$7.97	9
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.65%	COMMON SHARES	$7.88	12
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.70%	COMMON SHARES	$7.83	1

HARTFORD DISCIPLINED EQUITY HLS FUND	0.30%	IC	$31.26	46
HARTFORD DISCIPLINED EQUITY HLS FUND	1.10%	IC	$24.83	629
HARTFORD DISCIPLINED EQUITY HLS FUND	1.20%	IC	$28.93	57
HARTFORD DISCIPLINED EQUITY HLS FUND	1.25%	IC	$28.80	283
HARTFORD DISCIPLINED EQUITY HLS FUND	1.30%	IC	$28.68	1,030
HARTFORD DISCIPLINED EQUITY HLS FUND	1.65%	IC	$27.82	149
HARTFORD DISCIPLINED EQUITY HLS FUND	1.70%	IC	$27.70	74

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.00%	SERIES II	$11.39	115
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.10%	SERIES II	$11.37	454
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.20%	SERIES II	$12.00	71
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.25%	SERIES II	$11.95	603

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.65%	SERIES II	$27.86	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.30%	SERIES II	$26.73	1,479
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$22.98	4
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$25.85	27
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$22.73	181
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$25.51	111
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$22.61	258
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$25.34	2

INVESCO V.I. EQUITY AND INCOME FUND	1.30%	SERIES II	$14.41	1,524
INVESCO V.I. EQUITY AND INCOME FUND	1.65%	SERIES II	$14.01	86
INVESCO V.I. EQUITY AND INCOME FUND	1.70%	SERIES II	$13.96	10

INVESCO V.I. HEALTH CARE FUND	0.30%	SERIES II	$19.08	1
INVESCO V.I. HEALTH CARE FUND	1.00%	SERIES II	$13.07	122
INVESCO V.I. HEALTH CARE FUND	1.10%	SERIES II	$13.04	334
INVESCO V.I. HEALTH CARE FUND	1.20%	SERIES II	$17.55	41
INVESCO V.I. HEALTH CARE FUND	1.25%	SERIES II	$17.47	227

INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$10.64	275
INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$10.62	1,005
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$11.05	135
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$11.00	664
INVESCO V.I. HIGH YIELD FUND	1.30%	SERIES II	$12.78	1,128
INVESCO V.I. HIGH YIELD FUND	1.55%	SERIES II	$12.40	30
INVESCO V.I. HIGH YIELD FUND	1.65%	SERIES II	$12.25	233

The accompanying notes are an integral part of these financial statements.

FSA-61

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
INVESCO V.I. HIGH YIELD FUND	1.70%	SERIES II	$12.17	122

INVESCO V.I. MAIN STREET MID CAP FUND	1.30%	SERIES II	$21.69	399
INVESCO V.I. MAIN STREET MID CAP FUND	1.55%	SERIES II	$20.98	12
INVESCO V.I. MAIN STREET MID CAP FUND	1.65%	SERIES II	$20.71	47
INVESCO V.I. MAIN STREET MID CAP FUND	1.70%	SERIES II	$20.57	27

INVESCO V.I. SMALL CAP EQUITY FUND	0.30%	SERIES II	$16.21	2
INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$13.61	154
INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$13.58	383
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$14.92	29
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$14.85	156
INVESCO V.I. SMALL CAP EQUITY FUND	1.30%	SERIES II	$28.16	470
INVESCO V.I. SMALL CAP EQUITY FUND	1.55%	SERIES II	$27.24	17
INVESCO V.I. SMALL CAP EQUITY FUND	1.65%	SERIES II	$26.88	69
INVESCO V.I. SMALL CAP EQUITY FUND	1.70%	SERIES II	$26.70	22

JANUS HENDERSON BALANCED PORTFOLIO	0.30%	SERVICE SHARES	$18.31	151
JANUS HENDERSON BALANCED PORTFOLIO	1.00%	SERVICE SHARES	$15.16	2,276
JANUS HENDERSON BALANCED PORTFOLIO	1.10%	SERVICE SHARES	$15.13	5,710
JANUS HENDERSON BALANCED PORTFOLIO	1.20%	SERVICE SHARES	$16.85	368
JANUS HENDERSON BALANCED PORTFOLIO	1.25%	SERVICE SHARES	$16.77	10,289

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	0.00%	SERVICE SHARES	$10.88	2
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	0.30%	SERVICE SHARES	$10.85	93
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.00%	SERVICE SHARES	$9.70	482
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.10%	SERVICE SHARES	$9.68	2,912
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.20%	SERVICE SHARES	$9.98	414
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.25%	SERVICE SHARES	$9.94	2,663

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	0.30%	CLASS 2	$13.29	3
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	1.00%	CLASS 2	$12.54	70

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	1.10%	CLASS 2	$12.51	296
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	1.25%	CLASS 2	$12.37	1,799

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	1.00%	CLASS 2	$11.69	77
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	1.10%	CLASS 2	$11.67	130
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	1.25%	CLASS 2	$11.54	2,175

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.30%	VC SHARES	$13.01	6
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.65%	VC SHARES	$15.53	1
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.00%	VC SHARES	$11.23	1,779
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.10%	VC SHARES	$11.20	3,722
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.20%	VC SHARES	$11.98	326

The accompanying notes are an integral part of these financial statements.

FSA-62

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.25%	VC SHARES	$11.92	2,057
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.30%	VC SHARES	$14.02	3,245
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.55%	VC SHARES	$13.61	115
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.65%	VC SHARES	$13.44	618
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.70%	VC SHARES	$13.36	724

MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$17.76	36
MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$17.72	184
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$20.53	3
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$20.44	62
MFS® INVESTORS TRUST SERIES	1.30%	SERVICE CLASS	$32.20	197
MFS® INVESTORS TRUST SERIES	1.55%	SERVICE CLASS	$31.14	9
MFS® INVESTORS TRUST SERIES	1.65%	SERVICE CLASS	$30.73	53
MFS® INVESTORS TRUST SERIES	1.70%	SERVICE CLASS	$30.52	18

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.30%	SERVICE CLASS	$39.20	341
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.55%	SERVICE CLASS	$37.91	18
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.65%	SERVICE CLASS	$37.41	62
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.70%	SERVICE CLASS	$37.16	31

MFS® VALUE SERIES	0.30%	SERVICE CLASS	$21.00	36
MFS® VALUE SERIES	1.00%	SERVICE CLASS	$16.82	359
MFS® VALUE SERIES	1.10%	SERVICE CLASS	$16.79	1,775
MFS® VALUE SERIES	1.20%	SERVICE CLASS	$19.32	87
MFS® VALUE SERIES	1.25%	SERVICE CLASS	$19.23	772

MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$34.67	261
MULTIMANAGER AGGRESSIVE EQUITY	1.55%	IB	$146.82	9
MULTIMANAGER AGGRESSIVE EQUITY	1.65%	IB	$32.68	92
MULTIMANAGER AGGRESSIVE EQUITY	1.70%	IB	$138.79	4

MULTIMANAGER CORE BOND	1.30%	IB	$12.78	2,182
MULTIMANAGER CORE BOND	1.55%	IB	$12.99	488
MULTIMANAGER CORE BOND	1.65%	IB	$11.91	1,175
MULTIMANAGER CORE BOND	1.70%	IB	$12.59	212

MULTIMANAGER TECHNOLOGY	0.30%	IB	$31.15	—
MULTIMANAGER TECHNOLOGY	1.00%	IB	$23.06	327
MULTIMANAGER TECHNOLOGY	1.10%	IB	$23.01	873
MULTIMANAGER TECHNOLOGY	1.20%	IB	$28.67	48
MULTIMANAGER TECHNOLOGY	1.25%	IB	$28.53	527
MULTIMANAGER TECHNOLOGY	1.30%	IB	$23.29	1,249
MULTIMANAGER TECHNOLOGY	1.30%	IB	$51.56	91
MULTIMANAGER TECHNOLOGY	1.55%	IB	$41.81	24
MULTIMANAGER TECHNOLOGY	1.65%	IB	$22.64	173
MULTIMANAGER TECHNOLOGY	1.65%	IB	$48.19	28

The accompanying notes are an integral part of these financial statements.

FSA-63

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER TECHNOLOGY	1.70%	IB	$22.55	46
MULTIMANAGER TECHNOLOGY	1.70%	IB	$40.49	21

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	0.30%	CLASS S	$11.83	1
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.10%	CLASS S	$10.96	92
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.20%	CLASS S	$10.95	17
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.25%	CLASS S	$10.90	24
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.30%	CLASS S	$10.85	116
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.65%	CLASS S	$10.53	16
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.70%	CLASS S	$10.48	20

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.30%	ADVISOR CLASS	$9.40	11
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$11.22	286
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$11.20	423
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$8.65	48
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.25%	ADVISOR CLASS	$8.61	345
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.30%	ADVISOR CLASS	$9.10	1,143
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.55%	ADVISOR CLASS	$8.80	41
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.65%	ADVISOR CLASS	$8.68	321
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.70%	ADVISOR CLASS	$8.63	178

PIMCO EMERGING MARKETS BOND PORTFOLIO	0.30%	ADVISOR CLASS	$11.19	4
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.00%	ADVISOR CLASS	$10.15	31
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.10%	ADVISOR CLASS	$10.13	195
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.20%	ADVISOR CLASS	$10.30	47
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.25%	ADVISOR CLASS	$10.25	114
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.30%	ADVISOR CLASS	$12.96	285
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.55%	ADVISOR CLASS	$12.54	47
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.65%	ADVISOR CLASS	$12.37	119
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.70%	ADVISOR CLASS	$12.29	67

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.00%	ADVISOR CLASS	$9.54	98
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.10%	ADVISOR CLASS	$9.52	301
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.20%	ADVISOR CLASS	$9.05	30
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.25%	ADVISOR CLASS	$9.01	290

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.00%	ADVISOR CLASS	$12.03	26
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.10%	ADVISOR CLASS	$12.00	94
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.20%	ADVISOR CLASS	$12.94	17

The accompanying notes are an integral part of these financial statements.

FSA-64

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.25%	ADVISOR CLASS	$12.88	152

PIMCO INCOME PORTFOLIO	0.00%	ADVISOR CLASS	$10.78	7
PIMCO INCOME PORTFOLIO	0.30%	ADVISOR CLASS	$10.75	15
PIMCO INCOME PORTFOLIO	1.00%	ADVISOR CLASS	$10.41	339
PIMCO INCOME PORTFOLIO	1.10%	ADVISOR CLASS	$10.39	1,052
PIMCO INCOME PORTFOLIO	1.25%	ADVISOR CLASS	$10.32	1,895
PIMCO INCOME PORTFOLIO	1.30%	ADVISOR CLASS	$10.30	176
PIMCO INCOME PORTFOLIO	1.65%	ADVISOR CLASS	$10.15	2

PRINCIPAL BLUE CHIP ACCOUNT	1.00%	CLASS 3	$7.79	76
PRINCIPAL BLUE CHIP ACCOUNT	1.25%	CLASS 3	$7.77	—

PRINCIPAL EQUITY INCOME ACCOUNT	1.00%	CLASS 3	$9.20	—

PROFUND VP BEAR	1.30%	COMMON SHARES	$1.15	62
PROFUND VP BEAR	1.55%	COMMON SHARES	$1.11	13
PROFUND VP BEAR	1.65%	COMMON SHARES	$1.09	26

PROFUND VP BIOTECHNOLOGY	1.30%	COMMON SHARES	$41.96	618
PROFUND VP BIOTECHNOLOGY	1.55%	COMMON SHARES	$40.58	20
PROFUND VP BIOTECHNOLOGY	1.65%	COMMON SHARES	$40.05	133
PROFUND VP BIOTECHNOLOGY	1.70%	COMMON SHARES	$39.78	95

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	0.30%	CLASS IB	$13.82	2
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.00%	CLASS IB	$13.03	29
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.10%	CLASS IB	$13.01	198
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.25%	CLASS IB	$12.86	176

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	1.10%	CLASS IB	$8.91	114
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	1.20%	CLASS IB	$9.19	5
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	1.25%	CLASS IB	$9.15	94

PUTNAM VT RESEARCH FUND	1.00%	CLASS IB	$19.04	89
PUTNAM VT RESEARCH FUND	1.10%	CLASS IB	$19.00	99
PUTNAM VT RESEARCH FUND	1.25%	CLASS IB	$18.79	44

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$19.11	2
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.30%	CLASS II	$19.05	19
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.00%	CLASS II	$16.14	254
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.10%	CLASS II	$16.11	990
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.20%	CLASS II	$17.53	56
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.25%	CLASS II	$17.45	528

TEMPLETON DEVELOPING MARKETS VIP FUND	1.30%	CLASS 2	$10.76	533
TEMPLETON DEVELOPING MARKETS VIP FUND	1.55%	CLASS 2	$10.41	29
TEMPLETON DEVELOPING MARKETS VIP FUND	1.65%	CLASS 2	$10.27	133
TEMPLETON DEVELOPING MARKETS VIP FUND	1.70%	CLASS 2	$10.20	64

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$8.91	5
TEMPLETON GLOBAL BOND VIP FUND	0.30%	CLASS 2	$8.88	3
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$8.07	137
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$8.06	1,591
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$8.17	318
TEMPLETON GLOBAL BOND VIP FUND	1.25%	CLASS 2	$8.13	982
TEMPLETON GLOBAL BOND VIP FUND	1.30%	CLASS 2	$10.23	3,320
TEMPLETON GLOBAL BOND VIP FUND	1.55%	CLASS 2	$9.90	193
TEMPLETON GLOBAL BOND VIP FUND	1.65%	CLASS 2	$9.77	726

The accompanying notes are an integral part of these financial statements.

FSA-65

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TEMPLETON GLOBAL BOND VIP FUND	1.70%	CLASS 2	$9.70	821

VANECK VIP EMERGING MARKETS BOND FUND	1.10%	INITIAL CLASS	$9.79	51
VANECK VIP EMERGING MARKETS BOND FUND	1.20%	INITIAL CLASS	$9.54	10
VANECK VIP EMERGING MARKETS BOND FUND	1.25%	INITIAL CLASS	$9.50	35

VANECK VIP GLOBAL RESOURCES FUND	0.30%	CLASS S	$8.71	7
VANECK VIP GLOBAL RESOURCES FUND	1.10%	CLASS S	$9.45	99
VANECK VIP GLOBAL RESOURCES FUND	1.20%	CLASS S	$8.02	44
VANECK VIP GLOBAL RESOURCES FUND	1.25%	CLASS S	$7.98	136
VANECK VIP GLOBAL RESOURCES FUND	1.30%	CLASS S	$9.71	942
VANECK VIP GLOBAL RESOURCES FUND	1.55%	CLASS S	$9.39	70
VANECK VIP GLOBAL RESOURCES FUND	1.65%	CLASS S	$9.26	245
VANECK VIP GLOBAL RESOURCES FUND	1.70%	CLASS S	$9.20	149

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a—.

FSA-66

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$244,144	$1,085,689	$479,630	$44,652	$1,367,510	$1,201,410
Expenses:
Asset-based charges	60,123	419,733	349,946	181,951	3,494,615	281,269

Net Investment Income (Loss)	184,021	665,956	129,684	(137,299)	(2,127,105)	920,141

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(575,386)	(574,170)	323,495	(197,597)	5,621,987	(373,590)
Net realized gain distribution from the Portfolios	10,952	37,584	1,444,912	415,934	12,404,531	—

Net realized gain (loss)	(564,434)	(536,586)	1,768,407	218,337	18,026,518	(373,590)

Net change in unrealized appreciation (depreciation) of investments	(4,477,400)	(5,885,107)	(1,448,675)	(1,217,209)	(52,340,627)	(3,443,826)

Net Realized and Unrealized Gain (Loss) on Investments	(5,041,834)	(6,421,693)	319,732	(998,872)	(34,314,109)	(3,817,416)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,857,813)	$(5,755,737)	$449,416	$(1,136,171)	$(36,441,214)	$(2,897,275)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-67

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,365	$1,360,391	$37,584	$987,051	$28,837	$105,473
Expenses:
Asset-based charges	75,036	930,307	18,872	248,172	216,043	338,798

Net Investment Income (Loss)	(64,671)	430,084	18,712	738,879	(187,206)	(233,325)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,478,800)	303,337	(61,615)	1,590,072	(2,679,591)	13,743
Net realized gain distribution from the Portfolios	172,684	517,536	61,222	—	3,185	2,104,175

Net realized gain (loss)	(1,306,116)	820,873	(393)	1,590,072	(2,676,406)	2,117,918

Net change in unrealized appreciation (depreciation) of investments	(879,252)	(13,893,116)	(216,678)	1,902,821	(2,460,364)	(2,493,005)

Net Realized and Unrealized Gain (Loss) on Investments	(2,185,368)	(13,072,243)	(217,071)	3,492,893	(5,136,770)	(375,087)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,250,039)	$(12,642,159)	$(198,359)	$4,231,772	$(5,323,976)	$(608,412)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-68

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**	AB VPS GROWTH AND INCOME PORTFOLIO**	AB VPS SMALL/MID CAP VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$225,455	$92,072	$81,191	$223,038	$98,777	$—
Expenses:
Asset-based charges	238,962	166,913	40,755	223,999	125,333	92,689

Net Investment Income (Loss)	(13,507)	(74,841)	40,436	(961)	(26,556)	(92,689)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	814,965	683,541	(96,966)	365,245	(42,236)	(381,941)
Net realized gain distribution from the Portfolios	272,764	82,693	264,498	3,304,758	1,778,571	851,471

Net realized gain (loss)	1,087,729	766,234	167,532	3,670,003	1,736,335	469,530

Net change in unrealized appreciation (depreciation) of investments	(4,746,665)	(4,958,108)	(912,328)	(4,866,674)	(3,890,012)	(3,407,098)

Net Realized and Unrealized Gain (Loss) on Investments	(3,658,936)	(4,191,874)	(744,796)	(1,196,671)	(2,153,677)	(2,937,568)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,672,443)	$(4,266,715)	$(704,360)	$(1,197,632)	$(2,180,233)	$(3,030,257)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-69

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO**	ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	AMERICAN CENTURY VP INFLATION PROTECTION FUND	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$644,970	$1,069,102	$2,231,730	$120,224	$—
Expenses:
Asset-based charges	81,954	58,767	230,785	1,496,303	291,938	274,482

Net Investment Income (Loss)	(81,954)	586,203	838,317	735,427	(171,714)	(274,482)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(7,489)	(7,459)	(53,710)	411,995	86,727	(888,851)
Net realized gain distribution from the Portfolios	948,614	477,203	107,751	13,967,870	3,057,732	7,329,220

Net realized gain (loss)	941,125	469,744	54,041	14,379,865	3,144,459	6,440,369

Net change in unrealized appreciation (depreciation) of investments	(3,101,590)	(3,056,025)	(4,040,687)	(37,223,068)	(11,595,624)	(14,893,148)

Net Realized and Unrealized Gain (Loss) on Investments	(2,160,465)	(2,586,281)	(3,986,646)	(22,843,203)	(8,451,165)	(8,452,779)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,242,419)	$(2,000,078)	$(3,148,329)	$(22,107,776)	$(8,622,879)	$(8,727,261)

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-70

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$543,156	$386,735	$109,701	$762,514	$1,048,440	$—
Expenses:
Asset-based charges	537,256	153,617	73,734	884,296	554,822	1,364,496

Net Investment Income (Loss)	5,900	233,118	35,967	(121,782)	493,618	(1,364,496)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	129,310	(2,327,880)	25,412	1,080,448	(612,601)	(2,196,863)
Net realized gain distribution from the Portfolios	5,109,733	6,556,122	186,741	6,425,261	451,273	1,622,835

Net realized gain (loss)	5,239,043	4,228,242	212,153	7,505,709	(161,328)	(574,028)

Net change in unrealized appreciation (depreciation) of investments	(15,426,565)	(7,140,150)	(1,182,326)	(27,401,975)	(6,459,872)	(19,050,745)

Net Realized and Unrealized Gain (Loss) on Investments	(10,187,522)	(2,911,908)	(970,173)	(19,896,266)	(6,621,200)	(19,624,773)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,181,622)	$(2,678,790)	$(934,206)	$(20,018,048)	$(6,127,582)	$(20,989,269)

The accompanying notes are an integral part of these financial statements.

FSA-71

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP ASSET STRATEGY	DELAWARE IVY VIP HIGH INCOME	DELAWARE VIP EMERGING MARKETS SERIES
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$187,318	$7,477	$317,780	$6,204,871	$324,219
Expenses:
Asset-based charges	1,021,296	312,944	104,532	285,424	1,339,231	92,716

Net Investment Income (Loss)	(1,021,296)	(125,626)	(97,055)	32,356	4,865,640	231,503

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	494,934	928,767	244,619	(55,688)	(2,627,130)	40,356
Net realized gain distribution from the Portfolios	4,168,682	1,110,009	479,856	1,649,076	—	—

Net realized gain (loss)	4,663,616	2,038,776	724,475	1,593,388	(2,627,130)	40,356

Net change in unrealized appreciation (depreciation) of investments	(44,224,033)	(5,683,697)	(3,135,463)	(5,613,617)	(15,324,644)	(3,316,861)

Net Realized and Unrealized Gain (Loss) on Investments	(39,560,417)	(3,644,921)	(2,410,988)	(4,020,229)	(17,951,774)	(3,276,505)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(40,581,713)	$(3,770,547)	$(2,508,043)	$(3,987,873)	$(13,086,134)	$(3,045,002)

The accompanying notes are an integral part of these financial statements.

FSA-72

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,759,346	$333,750	$1,101,432	$329,416	$—	$—
Expenses:
Asset-based charges	702,679	694,503	1,734,359	691,954	4,804,693	10,659,867

Net Investment Income (Loss)	2,056,667	(360,753)	(632,927)	(362,538)	(4,804,693)	(10,659,867)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(823,721)	702,687	7,125,662	(166,317)	1,375,841	12,370,167
Net realized gain distribution from the Portfolios	—	1,155,153	6,687,166	836,575	2,241,891	65,271,372

Net realized gain (loss)	(823,721)	1,857,840	13,812,828	670,258	3,617,732	77,641,539

Net change in unrealized appreciation (depreciation) of investments	(3,642,272)	(11,470,136)	(44,073,040)	(14,126,046)	(72,321,711)	(220,780,823)

Net Realized and Unrealized Gain (Loss) on Investments	(4,465,993)	(9,612,296)	(30,260,212)	(13,455,788)	(68,703,979)	(143,139,284)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,409,326)	$(9,973,049)	$(30,893,139)	$(13,818,326)	$(73,508,672)	$(153,799,151)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-73

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE US THEMATIC*(a)	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$9,660,706	$139,132	$165,864	$330	$322,449	$32,655,115
Expenses:
Asset-based charges	25,342,979	287,966	1,304,960	724	420,018	56,679,698

Net Investment Income (Loss)	(15,682,273)	(148,834)	(1,139,096)	(394)	(97,569)	(24,024,583)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(40,266,495)	(253,540)	(4,415,031)	84	(446,203)	108,978,182
Net realized gain distribution from the Portfolios	48,758,283	—	4,013,883	—	4,654,406	308,090,957

Net realized gain (loss)	8,491,788	(253,540)	(401,148)	84	4,208,203	417,069,139

Net change in unrealized appreciation (depreciation) of investments	(353,733,161)	(367,266)	(37,118,784)	12	(11,657,809)	(1,361,713,642)

Net Realized and Unrealized Gain (Loss) on Investments	(345,241,373)	(620,806)	(37,519,932)	96	(7,449,606)	(944,644,503)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(360,923,646)	$(769,640)	$(38,659,028)	$(298)	$(7,547,175)	$(968,669,086)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on February 22, 2022.

FSA-74

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,256,041	$4,461,010	$1,052,008	$20,887,735	$25,371	$—
Expenses:
Asset-based charges	1,776,915	2,062,706	913,468	33,622,639	248,414	986,077

Net Investment Income (Loss)	479,126	2,398,304	138,540	(12,734,904)	(223,043)	(986,077)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,872,512)	3,811,030	201,424	41,965,545	536,816	2,506,144
Net realized gain distribution from the Portfolios	10,610,295	15,640,736	1,388,131	99,984,558	1,813,945	9,143,409

Net realized gain (loss)	7,737,783	19,451,766	1,589,555	141,950,103	2,350,761	11,649,553

Net change in unrealized appreciation (depreciation) of investments	(34,114,117)	(26,490,742)	(15,948,517)	(631,305,447)	(6,611,134)	(42,879,023)

Net Realized and Unrealized Gain (Loss) on Investments	(26,376,334)	(7,038,976)	(14,358,962)	(489,355,344)	(4,260,373)	(31,229,470)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,897,208)	$(4,640,672)	$(14,220,422)	$(502,090,248)	$(4,483,416)	$(32,215,547)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-75

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$52,591	$871,173	$833,984	$9,522,535	$5,706,789	$4,265,854
Expenses:
Asset-based charges	190,238	1,337,082	676,854	15,047,154	8,488,625	3,806,977

Net Investment Income (Loss)	(137,647)	(465,909)	157,130	(5,524,619)	(2,781,836)	458,877

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	468,730	3,422,409	(1,666,956)	(8,209,659)	(24,082,897)	(4,912,608)
Net realized gain distribution from the Portfolios	41,531	5,977,467	2,106,462	54,493,812	16,082,080	691,653

Net realized gain (loss)	510,261	9,399,876	439,506	46,284,153	(8,000,817)	(4,220,955)

Net change in unrealized appreciation (depreciation) of investments	(5,950,109)	(34,337,596)	(9,278,292)	(251,943,417)	(86,853,126)	(27,245,312)

Net Realized and Unrealized Gain (Loss) on Investments	(5,439,848)	(24,937,720)	(8,838,786)	(205,659,264)	(94,853,943)	(31,466,267)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,577,495)	$(25,403,629)	$(8,681,656)	$(211,183,883)	$(97,635,779)	$(31,007,390)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-76

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN MODERATE ALLOCATION*	EQ/FRANKLIN RISING DIVIDENDS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,720,838	$168,280	$5,935,902	$920,723	$2,179,757	$1,354,566
Expenses:
Asset-based charges	193,093	103,464	7,100,655	2,358,796	2,855,684	1,588,617

Net Investment Income (Loss)	1,527,745	64,816	(1,164,753)	(1,438,073)	(675,927)	(234,051)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(670,909)	(114,824)	26,643,379	6,726,023	(1,031,671)	6,289,626
Net realized gain distribution from the Portfolios	3,680	388,973	8,205,419	9,700,472	105,648	2,227,532

Net realized gain (loss)	(667,229)	274,149	34,848,798	16,426,495	(926,023)	8,517,158

Net change in unrealized appreciation (depreciation) of investments	(25,077)	(2,147,731)	(160,690,309)	(61,793,656)	(36,198,091)	(24,243,202)

Net Realized and Unrealized Gain (Loss) on Investments	(692,306)	(1,873,582)	(125,841,511)	(45,367,161)	(37,124,114)	(15,726,044)

Net Increase (Decrease) in Net Assets Resulting from Operations	$835,439	$(1,808,766)	$(127,006,264)	$(46,805,234)	$(37,800,041)	$(15,960,095)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-77

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$27,491	$29,500	$1,649,375	$182,449	$3,648,165	$33,683,009
Expenses:
Asset-based charges	105,457	140,943	2,745,413	472,480	9,060,864	57,082,274

Net Investment Income (Loss)	(77,966)	(111,443)	(1,096,038)	(290,031)	(5,412,699)	(23,399,265)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(335,498)	(482,228)	(160,830)	1,166,288	(296,120)	129,869,153
Net realized gain distribution from the Portfolios	211,312	227,347	806,011	3,184,454	—	301,499,131

Net realized gain (loss)	(124,186)	(254,881)	645,181	4,350,742	(296,120)	431,368,284

Net change in unrealized appreciation (depreciation) of investments	(1,528,306)	(2,598,712)	(37,011,242)	(8,490,640)	(126,518,404)	(1,345,975,501)

Net Realized and Unrealized Gain (Loss) on Investments	(1,652,492)	(2,853,593)	(36,366,061)	(4,139,898)	(126,814,524)	(914,607,217)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,730,458)	$(2,965,036)	$(37,462,099)	$(4,429,929)	$(132,227,223)	$(938,006,482)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-78

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$906,412	$101,056	$1,494,177	$706,819	$28,075	$906,773
Expenses:
Asset-based charges	1,401,209	125,623	705,933	957,613	25,581	816,812

Net Investment Income (Loss)	(494,797)	(24,567)	788,244	(250,794)	2,494	89,961

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,128,425)	(217,172)	224,824	(344,306)	(16,124)	2,787,989
Net realized gain distribution from the Portfolios	89,556	67,217	—	451,003	15,062	5,002,962

Net realized gain (loss)	(2,038,869)	(149,955)	224,824	106,697	(1,062)	7,790,951

Net change in unrealized appreciation (depreciation) of investments	(7,242,345)	(1,632,456)	(9,227,742)	(12,697,632)	(322,207)	(8,593,387)

Net Realized and Unrealized Gain (Loss) on Investments	(9,281,214)	(1,782,411)	(9,002,918)	(12,590,935)	(323,269)	(802,436)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,776,011)	$(1,806,978)	$(8,214,674)	$(12,841,729)	$(320,775)	$(712,475)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-79

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$821,956	$904,405	$1,277,551	$—	$1,646,637
Expenses:
Asset-based charges	1,059,064	732,535	4,347,076	1,462,932	1,241,181	4,408,358

Net Investment Income (Loss)	(1,059,064)	89,421	(3,442,671)	(185,381)	(1,241,181)	(2,761,721)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,124,385	350,664	2,599,239	(96,510)	1,274,950	(513,587)
Net realized gain distribution from the Portfolios	2,342,456	1,704,128	—	215,555	6,021,865	1,097,196

Net realized gain (loss)	5,466,841	2,054,792	2,599,239	119,045	7,296,815	583,609

Net change in unrealized appreciation (depreciation) of investments	(40,599,386)	(7,991,299)	(50,597,924)	(15,166,292)	(25,923,185)	(48,881,919)

Net Realized and Unrealized Gain (Loss) on Investments	(35,132,545)	(5,936,507)	(47,998,685)	(15,047,247)	(18,626,370)	(48,298,310)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(36,191,609)	$(5,847,086)	$(51,441,356)	$(15,232,628)	$(19,867,551)	$(51,060,031)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-80

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$976,475	$594	$314,790	$11,192	$1,053,102	$297,074
Expenses:
Asset-based charges	883,958	99,072	1,697,898	271,122	904,690	342,635

Net Investment Income (Loss)	92,517	(98,478)	(1,383,108)	(259,930)	148,412	(45,561)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	964,731	(14,629)	6,914,515	(1,263,657)	1,044,178	196,501
Net realized gain distribution from the Portfolios	6,975,670	502,062	9,542,574	1,978,801	1,493,668	861,069

Net realized gain (loss)	7,940,401	487,433	16,457,089	715,144	2,537,846	1,057,570

Net change in unrealized appreciation (depreciation) of investments	(9,275,263)	(2,063,153)	(67,102,339)	(8,535,340)	(9,935,735)	(4,766,667)

Net Realized and Unrealized Gain (Loss) on Investments	(1,334,862)	(1,575,720)	(50,645,250)	(7,820,196)	(7,397,889)	(3,709,097)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,242,345)	$(1,674,198)	$(52,028,358)	$(8,080,126)	$(7,249,477)	$(3,754,658)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-81

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,375,011	$—	$874,531	$835,846	$—	$—
Expenses:
Asset-based charges	791,675	1,231,381	1,022,985	2,631,455	881,440	2,147,811

Net Investment Income (Loss)	1,583,336	(1,231,381)	(148,454)	(1,795,609)	(881,440)	(2,147,811)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(506,254)	1,731,767	(1,479,788)	4,925,364	2,125,546	5,872,899
Net realized gain distribution from the Portfolios	454,374	13,459,004	3,844,107	6,978,211	128,250	4,105,808

Net realized gain (loss)	(51,880)	15,190,771	2,364,319	11,903,575	2,253,796	9,978,707

Net change in unrealized appreciation (depreciation) of investments	(12,452,535)	(49,427,576)	(17,319,556)	(74,844,583)	(25,423,562)	(88,816,259)

Net Realized and Unrealized Gain (Loss) on Investments	(12,504,415)	(34,236,805)	(14,955,237)	(62,941,008)	(23,169,766)	(78,837,552)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,921,079)	$(35,468,186)	$(15,103,691)	$(64,736,617)	$(24,051,206)	$(80,985,363)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-82

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,933,523	$1,164,584	$121,906	$2,619,569	$42,599,242	$942,045
Expenses:
Asset-based charges	754,416	1,546,017	207,735	2,557,337	70,613,808	1,033,869

Net Investment Income (Loss)	2,179,107	(381,433)	(85,829)	62,232	(28,014,566)	(91,824)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,230,406	633,971	(67,562)	(4,108,255)	105,412,147	(2,286,178)
Net realized gain distribution from the Portfolios	1,605,311	7,552,967	327,485	15,987,593	362,151,525	9,081,878

Net realized gain (loss)	3,835,717	8,186,938	259,923	11,879,338	467,563,672	6,795,700

Net change in unrealized appreciation (depreciation) of investments	(6,559,020)	(28,239,040)	(3,059,882)	(50,788,264)	(1,528,728,142)	(24,877,813)

Net Realized and Unrealized Gain (Loss) on Investments	(2,723,303)	(20,052,102)	(2,799,959)	(38,908,926)	(1,061,164,470)	(18,082,113)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(544,196)	$(20,433,535)	$(2,885,788)	$(38,846,694)	$(1,089,179,036)	$(18,173,937)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-83

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,779,058	$779	$3,572,332	$2,254,912	$5,549,327	$797,386
Expenses:
Asset-based charges	2,685,945	116,861	459,019	581,519	2,383,879	668,734

Net Investment Income (Loss)	93,113	(116,082)	3,113,313	1,673,393	3,165,448	128,652

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(182)	(7,131,963)	(975,994)	43,433	(2,216,983)	(351,860)
Net realized gain distribution from the Portfolios	1,687	52,923	328	—	—	52,847

Net realized gain (loss)	1,505	(7,079,040)	(975,666)	43,433	(2,216,983)	(299,013)

Net change in unrealized appreciation (depreciation) of investments	(1,272)	1,110,251	(9,322,459)	(7,345,157)	(32,451,766)	(716,734)

Net Realized and Unrealized Gain (Loss) on Investments	233	(5,968,789)	(10,298,125)	(7,301,724)	(34,668,749)	(1,015,747)

Net Increase (Decrease) in Net Assets Resulting from Operations	$93,346	$(6,084,871)	$(7,184,812)	$(5,628,331)	$(31,503,301)	$(887,095)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-84

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/ULTRA CONSERVATIVE STRATEGY*	EQ/VALUE EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$90,138	$709,667	$—	$—	$20,712,217	$1,272,046
Expenses:
Asset-based charges	256,069	988,356	3,990,991	2,300,005	25,290,746	1,682,624

Net Investment Income (Loss)	(165,931)	(278,689)	(3,990,991)	(2,300,005)	(4,578,529)	(410,578)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,516,234)	(1,006,282)	9,840,345	5,435,276	(121,034,610)	(2,307,174)
Net realized gain distribution from the Portfolios	100,569	2,639,194	8,073,790	3,765,622	17,534,579	2,548,695

Net realized gain (loss)	(1,415,665)	1,632,912	17,914,135	9,200,898	(103,500,031)	241,521

Net change in unrealized appreciation (depreciation) of investments	(1,006,772)	(20,570,975)	(182,382,482)	(38,390,578)	(16,936,063)	(23,991,071)

Net Realized and Unrealized Gain (Loss) on Investments	(2,422,437)	(18,938,063)	(164,468,347)	(29,189,680)	(120,436,094)	(23,749,550)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,588,368)	$(19,216,752)	$(168,459,338)	$(31,489,685)	$(125,014,623)	$(24,160,128)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-85

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*(a)	EQUITABLE MODERATE GROWTH MF/ETF*(a)	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,417,382	$333,207	$25,373	$17,943	$1,805,357	$—
Expenses:
Asset-based charges	392,904	248,541	8,148	4,934	374,970	314,683

Net Investment Income (Loss)	1,024,478	84,666	17,225	13,009	1,430,387	(314,683)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(548,847)	139,888	(3,047)	(3,728)	(786,027)	(1,207,575)
Net realized gain distribution from the Portfolios	—	505,430	—	—	—	3,935,136

Net realized gain (loss)	(548,847)	645,318	(3,047)	(3,728)	(786,027)	2,727,561

Net change in unrealized appreciation (depreciation) of investments	6,454,934	(3,754,085)	(21,044)	(37,687)	(5,456,540)	(14,115,918)

Net Realized and Unrealized Gain (Loss) on Investments	5,906,087	(3,108,767)	(24,091)	(41,415)	(6,242,567)	(11,388,357)

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,930,565	$(3,024,101)	$(6,866)	$(28,406)	$(4,812,180)	$(11,703,040)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on February 22, 2022.

FSA-86

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP FREEDOM 2015 PORTFOLIO	FIDELITY® VIP FREEDOM 2020 PORTFOLIO	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$9,948	$11,656	$15,064	$25,576	$23,265	$274,017
Expenses:
Asset-based charges	8,593	9,487	12,201	19,383	21,155	1,330,177

Net Investment Income (Loss)	1,355	2,169	2,863	6,193	2,110	(1,056,160)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	10,514	(1,189)	(39,831)	(17,633)	(26,801)	379,495
Net realized gain distribution from the Portfolios	39,185	63,034	106,742	100,367	95,717	6,988,654

Net realized gain (loss)	49,699	61,845	66,911	82,734	68,916	7,368,149

Net change in unrealized appreciation (depreciation) of investments	(171,215)	(177,965)	(259,905)	(392,405)	(357,002)	(25,730,197)

Net Realized and Unrealized Gain (Loss) on Investments	(121,516)	(116,120)	(192,994)	(309,671)	(288,086)	(18,362,048)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(120,161)	$(113,951)	$(190,131)	$(303,478)	$(285,976)	$(19,418,208)

The accompanying notes are an integral part of these financial statements.

FSA-87

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,513,518	$211,715	$841,790	$372,444	$4,856,092	$80,438
Expenses:
Asset-based charges	2,070,779	89,218	764,321	288,509	1,268,525	36,299

Net Investment Income (Loss)	3,442,739	122,497	77,469	83,935	3,587,567	44,139

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,331,048)	106,102	(20,897)	(1,680,250)	275,235	88,091
Net realized gain distribution from the Portfolios	174,130	106,904	7,631,858	2,238,639	1,971,112	15,921

Net realized gain (loss)	(2,156,918)	213,006	7,610,961	558,389	2,246,347	104,012

Net change in unrealized appreciation (depreciation) of investments	(24,532,068)	(986,712)	(17,274,232)	(5,039,683)	(12,809,630)	69,740

Net Realized and Unrealized Gain (Loss) on Investments	(26,688,986)	(773,706)	(9,663,271)	(4,481,294)	(10,563,283)	173,752

Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,246,247)	$(651,209)	$(9,585,802)	$(4,397,359)	$(6,975,716)	$217,891

The accompanying notes are an integral part of these financial statements.

FSA-88

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$336,061	$1,102,969	$917,903	$346,402	$—	$1,928,810
Expenses:
Asset-based charges	896,379	187,593	791,628	310,357	121,328	553,836

Net Investment Income (Loss)	(560,318)	915,376	126,275	36,045	(121,328)	1,374,974

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,067,827)	(676,240)	757,802	207,500	54,033	(1,161,030)
Net realized gain distribution from the Portfolios	3,844,871	533,625	6,941,930	3,196,395	1,610,675	—

Net realized gain (loss)	2,777,044	(142,615)	7,699,732	3,403,895	1,664,708	(1,161,030)

Net change in unrealized appreciation (depreciation) of investments	(19,791,344)	(3,608,686)	(9,805,078)	(5,681,124)	(3,349,479)	(5,452,904)

Net Realized and Unrealized Gain (Loss) on Investments	(17,014,300)	(3,751,301)	(2,105,346)	(2,277,229)	(1,684,771)	(6,613,934)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,574,618)	$(2,835,925)	$(1,979,071)	$(2,241,184)	$(1,806,099)	$(5,238,960)

The accompanying notes are an integral part of these financial statements.

FSA-89

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$7,965	$—	$3,094,849	$1,387,407	$418,029	$1,040,217
Expenses:
Asset-based charges	156,420	358,210	3,521,521	777,635	344,846	346,778

Net Investment Income (Loss)	(148,455)	(358,210)	(426,672)	609,772	73,183	693,439

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(309,312)	(317,634)	5,725,477	(1,417,310)	245,904	(43,923)
Net realized gain distribution from the Portfolios	2,432,706	5,639,141	9,359,764	1,190,832	1,841,789	844,303

Net realized gain (loss)	2,123,394	5,321,507	15,085,241	(226,478)	2,087,693	800,380

Net change in unrealized appreciation (depreciation) of investments	(4,079,958)	(12,413,646)	(76,027,016)	(12,075,210)	(8,654,542)	(5,861,507)

Net Realized and Unrealized Gain (Loss) on Investments	(1,956,564)	(7,092,139)	(60,941,775)	(12,301,688)	(6,566,849)	(5,061,127)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,105,019)	$(7,450,349)	$(61,368,447)	$(11,691,916)	$(6,493,666)	$(4,367,688)

The accompanying notes are an integral part of these financial statements.

FSA-90

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$7,269,136	$58,310	$—	$633,324	$—	$1,503,387
Expenses:
Asset-based charges	2,179,325	195,020	267,561	587,644	257,986	989,227

Net Investment Income (Loss)	5,089,811	(136,710)	(267,561)	45,680	(257,986)	514,160

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,274,581)	613,065	427,835	707,284	(283,452)	(4,762,905)
Net realized gain distribution from the Portfolios	468,134	1,979,418	2,627,208	3,333,865	2,183,752	—

Net realized gain (loss)	(4,806,447)	2,592,483	3,055,043	4,041,149	1,900,300	(4,762,905)

Net change in unrealized appreciation (depreciation) of investments	(27,462,623)	(5,624,022)	(7,552,186)	(8,215,293)	(9,760,712)	(7,563,110)

Net Realized and Unrealized Gain (Loss) on Investments	(32,269,070)	(3,031,539)	(4,497,143)	(4,174,144)	(7,860,412)	(12,326,015)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,179,259)	$(3,168,249)	$(4,764,704)	$(4,128,464)	$(8,118,398)	$(11,811,855)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-91

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$5,721,461	$555,223	$98,580	$74,989
Expenses:
Asset-based charges	1,289,921	41,854	367,236	156,307	81,117	44,636

Net Investment Income (Loss)	(1,289,921)	(41,854)	5,354,225	398,916	17,463	30,353

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(26,199)	24,552	1,386,688	(518,232)	(351,866)	(137,542)
Net realized gain distribution from the Portfolios	9,773,658	572,542	—	—	103,073	723,711

Net realized gain (loss)	9,747,459	597,094	1,386,688	(518,232)	(248,793)	586,169

Net change in unrealized appreciation (depreciation) of investments	(61,883,571)	(1,010,042)	(5,906,511)	(2,305,978)	(755,329)	(1,509,922)

Net Realized and Unrealized Gain (Loss) on Investments	(52,136,112)	(412,948)	(4,519,823)	(2,824,210)	(1,004,122)	(923,753)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(53,426,033)	$(454,802)	$834,402	$(2,425,294)	$(986,659)	$(893,400)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-92

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	PIMCO INCOME PORTFOLIO	PRINCIPAL BLUE CHIP ACCOUNT(a)	PRINCIPAL EQUITY INCOME ACCOUNT(a)	PROFUND VP BEAR	PROFUND VP BIOTECHNOLOGY	PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,337,852	$—	$19	$—	$—	$74,533
Expenses:
Asset-based charges	437,556	2,872	7	1,173	523,217	62,625

Net Investment Income (Loss)	900,296	(2,872)	12	(1,173)	(523,217)	11,908

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(622,109)	(759)	(1)	(13,006)	385,872	(4,186)
Net realized gain distribution from the Portfolios	3,041	718	110	—	6,676,641	516,342

Net realized gain (loss)	(619,068)	(41)	109	(13,006)	7,062,513	512,156

Net change in unrealized appreciation (depreciation) of investments	(3,850,063)	(59,794)	(144)	14,783	(10,820,710)	(1,621,797)

Net Realized and Unrealized Gain (Loss) on Investments	(4,469,131)	(59,835)	(35)	1,777	(3,758,197)	(1,109,641)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,568,835)	$(62,707)	$(23)	$604	$(4,281,414)	$(1,097,733)

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on February 22, 2022.

FSA-93

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	PUTNAM VT MULTI- ASSET ABSOLUTE RETURN FUND	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$29,183	$23,013	$503,787	$240,416	$—	$38,761
Expenses:
Asset-based charges	23,719	45,507	325,023	129,548	1,084,619	10,561

Net Investment Income (Loss)	5,464	(22,494)	178,764	110,868	(1,084,619)	28,200

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(44,984)	(10,858)	31,024	(531,761)	(5,215,184)	(53,600)
Net realized gain distribution from the Portfolios	—	288,072	1,590,649	694,701	—	—

Net realized gain (loss)	(44,984)	277,214	1,621,673	162,940	(5,215,184)	(53,600)

Net change in unrealized appreciation (depreciation) of investments	20,736	(1,142,836)	(3,208,713)	(2,947,441)	748,255	(65,239)

Net Realized and Unrealized Gain (Loss) on Investments	(24,248)	(865,622)	(1,587,040)	(2,784,501)	(4,466,929)	(118,839)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(18,784)	$(888,116)	$(1,408,276)	$(2,673,633)	$(5,551,548)	$(90,639)

The accompanying notes are an integral part of these financial statements.

FSA-94

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

VANECK VIP GLOBAL RESOURCES FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$257,798
Expenses:
Asset-based charges	233,886

Net Investment Income (Loss)	23,912

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,015,863
Net realized gain distribution from the Portfolios	—

Net realized gain (loss)	1,015,863

Net change in unrealized appreciation (depreciation) of investments	93,422

Net Realized and Unrealized Gain (Loss) on Investments	1,109,285

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,133,197

The accompanying notes are an integral part of these financial statements.

FSA-95

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$184,021	$2,728,291	$665,956	$339,845	$129,684	$24,043
Net realized gain (loss)	(564,434)	5,237,272	(536,586)	113,636	1,768,407	(495,242)
Net change in unrealized appreciation (depreciation) of investments	(4,477,400)	(7,847,242)	(5,885,107)	(1,073,065)	(1,448,675)	5,863,943

Net increase (decrease) in net assets resulting from operations	(4,857,813)	118,321	(5,755,737)	(619,584)	449,416	5,392,744

From Contractowners Transactions:
Payments received from contractowners	592,797	1,742,903	3,307,613	5,441,486	1,791,456	1,050,233
Transfers between Variable Investment Options including guaranteed interest account, net	(177,176)	765,540	(1,160,114)	1,659,535	1,090,910	(710,540)
Redemptions for contract benefits and terminations	(250,949)	(373,212)	(3,226,536)	(2,931,428)	(2,742,350)	(2,252,955)
Contract maintenance charges	(583)	(152)	(3,332)	(1,972)	(58,253)	(86,098)

Net increase (decrease) in net assets resulting from contractowners transactions	164,089	2,135,079	(1,082,369)	4,167,621	81,763	(1,999,360)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	200	—	—	96	—	—

Net Increase (Decrease) in Net Assets	(4,693,524)	2,253,400	(6,838,106)	3,548,133	531,179	3,393,384
Net Assets — Beginning of Year or Period	22,861,673	20,608,273	40,321,455	36,773,322	26,161,745	22,768,361

Net Assets — End of Year or Period	$18,168,149	$22,861,673	$33,483,349	$40,321,455	$26,692,924	$26,161,745

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-96

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT HIGH YIELD BOND*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(137,299)	$(103,685)	$(2,127,105)	$(2,178,698)	$920,141	$787,657
Net realized gain (loss)	218,337	379,502	18,026,518	33,190,299	(373,590)	102,072
Net change in unrealized appreciation (depreciation) of investments	(1,217,209)	1,214,135	(52,340,627)	32,187,090	(3,443,826)	(272,063)

Net increase (decrease) in net assets resulting from operations	(1,136,171)	1,489,952	(36,441,214)	63,198,691	(2,897,275)	617,666

From Contractowners Transactions:
Payments received from contractowners	696,680	1,031,982	9,766,659	15,983,634	2,178,984	4,568,060
Transfers between Variable Investment Options including guaranteed interest account, net	(184,891)	(140,184)	(4,507,552)	(10,535,275)	(742,956)	1,452,586
Redemptions for contract benefits and terminations	(2,055,933)	(1,816,117)	(30,390,598)	(38,270,889)	(2,062,106)	(2,429,992)
Contract maintenance charges	(1,738)	(1,327)	(36,662)	(31,614)	(3,312)	(2,134)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,545,882)	(925,646)	(25,168,153)	(32,854,144)	(629,390)	3,588,520

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	149	—	—	79

Net Increase (Decrease) in Net Assets	(2,682,053)	564,306	(61,609,218)	30,344,547	(3,526,665)	4,206,265
Net Assets — Beginning of Year or Period	15,924,049	15,359,743	310,469,997	280,125,450	25,799,775	21,593,510

Net Assets — End of Year or Period	$13,241,996	$15,924,049	$248,860,779	$310,469,997	$22,273,110	$25,799,775

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-97

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT MICRO CAP*		1290 VT MODERATE GROWTH ALLOCATION*(a)		1290 VT MULTI- ALTERNATIVE STRATEGIES*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(64,671)	$(72,697)	$430,084	$(251,474)	$18,712	$29,461
Net realized gain (loss)	(1,306,116)	2,845,194	820,873	461,206	(393)	81,589
Net change in unrealized appreciation (depreciation) of investments	(879,252)	(2,720,564)	(13,893,116)	5,685,786	(216,678)	(108,355)

Net increase (decrease) in net assets resulting from operations	(2,250,039)	51,933	(12,642,159)	5,895,518	(198,359)	2,695

From Contractowners Transactions:
Payments received from contractowners	1,269,921	4,215,946	11,303,143	19,443,442	315,347	450,820
Transfers between Variable Investment Options including guaranteed interest account, net	(926,039)	1,724,788	31,010,771	1,897,981	347,021	220,565
Redemptions for contract benefits and terminations	(222,687)	(165,605)	(2,682,896)	(918,452)	(125,343)	(52,422)
Contract maintenance charges	(895)	(326)	(1,052,065)	(677,314)	(136)	(177)

Net increase (decrease) in net assets resulting from contractowners transactions	120,300	5,774,803	38,578,953	19,745,657	536,889	618,786

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	201	6,982	723	27	51

Net Increase (Decrease) in Net Assets	(2,129,739)	5,826,937	25,943,776	25,641,898	338,557	621,532
Net Assets — Beginning of Year or Period	8,228,691	2,401,754	70,059,654	44,417,756	1,644,082	1,022,550

Net Assets — End of Year or Period	$6,098,952	$8,228,691	$96,003,430	$70,059,654	$1,982,639	$1,644,082

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	1290 VT Moderate Growth Allocation replaced EQ/AXA Investment Managers Moderate Allocation due to a merger on November 4, 2022.

FSA-98

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT NATURAL RESOURCES*(b)		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$738,879	$320,081	$(187,206)	$391,915	$(233,325)	$(20,419)
Net realized gain (loss)	1,590,072	7,668	(2,676,406)	7,836,174	2,117,918	6,746,271
Net change in unrealized appreciation (depreciation) of investments	1,902,821	1,710,488	(2,460,364)	(4,735,080)	(2,493,005)	(1,441,623)

Net increase (decrease) in net assets resulting from operations	4,231,772	2,038,237	(5,323,976)	3,493,009	(608,412)	5,284,229

From Contractowners Transactions:
Payments received from contractowners	2,148,812	1,558,797	2,048,531	2,188,952	2,705,786	2,868,289
Transfers between Variable Investment Options including guaranteed interest account, net	11,474,046	4,293,771	1,362,360	962,036	(4,533,755)	10,541,978
Redemptions for contract benefits and terminations	(1,279,030)	(1,168,737)	(1,521,199)	(1,650,914)	(1,984,103)	(3,066,718)
Contract maintenance charges	(2,443)	(686)	(3,401)	(1,362)	(113,643)	(136,459)

Net increase (decrease) in net assets resulting from contractowners transactions	12,341,385	4,683,145	1,886,291	1,498,712	(3,925,715)	10,207,090

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	277	(22,105)	397	100	—	124

Net Increase (Decrease) in Net Assets	16,573,434	6,699,277	(3,437,288)	4,991,821	(4,534,127)	15,491,443
Net Assets — Beginning of Year or Period	12,867,875	6,168,598	19,275,138	14,283,317	29,317,805	13,826,362

Net Assets — End of Year or Period	$29,441,309	$12,867,875	$15,837,850	$19,275,138	$24,783,678	$29,317,805

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(b)	1290 VT Natural Resources replaced 1290 VT Energy due to a merger on June 18, 2021.

FSA-99

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE*		AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(13,507)	$(15,705)	$(74,841)	$(72,561)	$40,436	$(43,664)
Net realized gain (loss)	1,087,729	2,049,649	766,234	808,255	167,532	71,909
Net change in unrealized appreciation (depreciation) of investments	(4,746,665)	1,901,450	(4,958,108)	2,430,665	(912,328)	381,551

Net increase (decrease) in net assets resulting from operations	(3,672,443)	3,935,394	(4,266,715)	3,166,359	(704,360)	409,796

From Contractowners Transactions:
Payments received from contractowners	1,277,128	1,773,005	1,745,145	5,463,347	36,769	2,598
Transfers between Variable Investment Options including guaranteed interest account, net	364,287	(785,603)	(1,461,459)	2,164,968	(2,746)	22,934
Redemptions for contract benefits and terminations	(1,327,510)	(1,421,363)	(949,322)	(603,409)	(725,370)	(305,092)
Contract maintenance charges	(145,562)	(195,945)	(26,724)	(27,207)	(464)	(529)

Net increase (decrease) in net assets resulting from contractowners transactions	168,343	(629,906)	(692,360)	6,997,699	(691,811)	(280,089)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	148	96	—	228	—	—

Net Increase (Decrease) in Net Assets	(3,503,952)	3,305,584	(4,959,075)	10,164,286	(1,396,171)	129,707
Net Assets — Beginning of Year or Period	21,657,567	18,351,983	18,240,876	8,076,590	3,714,818	3,585,111

Net Assets — End of Year or Period	$18,153,615	$21,657,567	$13,281,801	$18,240,876	$2,318,647	$3,714,818

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-100

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	AB VPS GROWTH AND INCOME PORTFOLIO**		AB VPS SMALL/MID CAP VALUE PORTFOLIO**		AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(961)	$(90,406)	$(26,556)	$(47,197)	$(92,689)	$(91,433)
Net realized gain (loss)	3,670,003	294,603	1,736,335	81,369	469,530	1,856,867
Net change in unrealized appreciation (depreciation) of investments	(4,866,674)	4,108,591	(3,890,012)	2,388,769	(3,407,098)	(181,205)

Net increase (decrease) in net assets resulting from operations	(1,197,632)	4,312,788	(2,180,233)	2,422,941	(3,030,257)	1,584,229

From Contractowners Transactions:
Payments received from contractowners	2,563,676	2,482,562	1,402,483	2,185,026	2,436,476	4,375,851
Transfers between Variable Investment Options including guaranteed interest account, net	(999,108)	444,959	997,908	623,581	(1,891,948)	(311,347)
Redemptions for contract benefits and terminations	(2,834,954)	(862,991)	(554,369)	(527,833)	(681,447)	(280,711)
Contract maintenance charges	(2,080)	(1,245)	(1,662)	(968)	(3,473)	(242)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,272,466)	2,063,285	1,844,360	2,279,806	(140,392)	3,783,551

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	301	52	184	75	—	176

Net Increase (Decrease) in Net Assets	(2,469,797)	6,376,125	(335,689)	4,702,822	(3,170,649)	5,367,956
Net Assets — Beginning of Year or Period	22,088,031	15,711,906	11,535,456	6,832,634	11,463,975	6,096,019

Net Assets — End of Year or Period	$19,618,234	$22,088,031	$11,199,767	$11,535,456	$8,293,326	$11,463,975

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-101

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO**		ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO		AMERICAN CENTURY VP INFLATION PROTECTION FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(81,954)	$(119,737)	$586,203	$203,106	$838,317	$373,433
Net realized gain (loss)	941,125	1,277,979	469,744	206,680	54,041	384,197
Net change in unrealized appreciation (depreciation) of investments	(3,101,590)	(618,480)	(3,056,025)	882,982	(4,040,687)	151,544

Net increase (decrease) in net assets resulting from operations	(2,242,419)	539,762	(2,000,078)	1,292,768	(3,148,329)	909,174

From Contractowners Transactions:
Payments received from contractowners	54,159	87,792	98,556	395,077	4,043,475	3,473,019
Transfers between Variable Investment Options including guaranteed interest account, net	(86,336)	159,598	245,883	(530,784)	865,379	6,381,511
Redemptions for contract benefits and terminations	(602,526)	(1,219,688)	(395,992)	(489,540)	(2,103,258)	(2,187,273)
Contract maintenance charges	(828)	(923)	(717)	(896)	(1,648)	(718)

Net increase (decrease) in net assets resulting from contractowners transactions	(635,531)	(973,221)	(52,270)	(626,143)	2,803,948	7,666,539

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	150	258

Net Increase (Decrease) in Net Assets	(2,877,950)	(433,459)	(2,052,348)	666,625	(344,231)	8,575,971
Net Assets — Beginning of Year or Period	8,018,387	8,451,846	6,734,521	6,067,896	20,387,952	11,811,981

Net Assets — End of Year or Period	$5,140,437	$8,018,387	$4,682,173	$6,734,521	$20,043,721	$20,387,952

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-102

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND		AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND		AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$735,427	$375,886	$(171,714)	$(260,944)	$(274,482)	$(383,236)
Net realized gain (loss)	14,379,865	6,100,564	3,144,459	2,336,353	6,440,369	2,101,776
Net change in unrealized appreciation (depreciation) of investments	(37,223,068)	9,845,122	(11,595,624)	1,628,720	(14,893,148)	(415,449)

Net increase (decrease) in net assets resulting from operations	(22,107,776)	16,321,572	(8,622,879)	3,704,129	(8,727,261)	1,303,091

From Contractowners Transactions:
Payments received from contractowners	12,782,240	23,132,980	2,536,176	7,637,083	1,062,382	3,236,299
Transfers between Variable Investment Options including guaranteed interest account, net	(2,980,875)	2,882,533	230,646	955,043	(79,539)	530,661
Redemptions for contract benefits and terminations	(9,827,769)	(6,789,967)	(1,829,175)	(1,817,333)	(2,270,868)	(2,950,980)
Contract maintenance charges	(5,882)	(3,208)	(4,203)	(1,195)	(2,570)	(1,899)

Net increase (decrease) in net assets resulting from contractowners transactions	(32,286)	19,222,338	933,444	6,773,598	(1,290,595)	814,081

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	118	115	—	164	575	—

Net Increase (Decrease) in Net Assets	(22,139,944)	35,544,025	(7,689,435)	10,477,891	(10,017,281)	2,117,172
Net Assets — Beginning of Year or Period	149,510,661	113,966,636	33,398,708	22,920,817	28,403,876	26,286,704

Net Assets — End of Year or Period	$127,370,717	$149,510,661	$25,709,273	$33,398,708	$18,386,595	$28,403,876

The accompanying notes are an integral part of these financial statements.

FSA-103

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND		AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND		AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$5,900	$(29,996)	$233,118	$268,102	$35,967	$(3,592)
Net realized gain (loss)	5,239,043	1,360,989	4,228,242	258,593	212,153	278,684
Net change in unrealized appreciation (depreciation) of investments	(15,426,565)	7,559,036	(7,140,150)	(115,119)	(1,182,326)	477,292

Net increase (decrease) in net assets resulting from operations	(10,181,622)	8,890,029	(2,678,790)	411,576	(934,206)	752,384

From Contractowners Transactions:
Payments received from contractowners	4,912,913	13,760,235	2,543,702	4,558,864	79,116	95,810
Transfers between Variable Investment Options including guaranteed interest account, net	877,357	137,318	(674,434)	474,784	66,498	(202,022)
Redemptions for contract benefits and terminations	(4,221,495)	(2,930,864)	(952,483)	(873,525)	(990,953)	(1,451,773)
Contract maintenance charges	(15,212)	(1,354)	(1,086)	(725)	(535)	(499)

Net increase (decrease) in net assets resulting from contractowners transactions	1,553,563	10,965,335	915,699	4,159,398	(845,874)	(1,558,484)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	150	292	—	153	—	—

Net Increase (Decrease) in Net Assets	(8,627,909)	19,855,656	(1,763,091)	4,571,127	(1,780,080)	(806,100)
Net Assets — Beginning of Year or Period	56,606,044	36,750,388	15,733,433	11,162,306	6,382,785	7,188,885

Net Assets — End of Year or Period	$47,978,135	$56,606,044	$13,970,342	$15,733,433	$4,602,705	$6,382,785

The accompanying notes are an integral part of these financial statements.

FSA-104

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(121,782)	$(559,189)	$493,618	$(109,236)	$(1,364,496)	$(603,665)
Net realized gain (loss)	7,505,709	6,577,294	(161,328)	2,231,689	(574,028)	23,334,566
Net change in unrealized appreciation (depreciation) of investments	(27,401,975)	(3,463,065)	(6,459,872)	(3,084,789)	(19,050,745)	(16,950,561)

Net increase (decrease) in net assets resulting from operations	(20,018,048)	2,555,040	(6,127,582)	(962,336)	(20,989,269)	5,780,340

From Contractowners Transactions:
Payments received from contractowners	4,816,568	11,070,908	1,981,405	3,016,941	7,192,870	12,051,175
Transfers between Variable Investment Options including guaranteed interest account, net	1,744,896	810,589	223,099	655,872	(3,000,561)	3,387,552
Redemptions for contract benefits and terminations	(7,677,377)	(8,318,748)	(4,528,142)	(5,864,662)	(11,313,335)	(12,948,652)
Contract maintenance charges	(7,547)	(5,593)	(3,352)	(3,127)	(12,242)	(9,086)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,123,460)	3,557,156	(2,326,990)	(2,194,976)	(7,133,268)	2,480,989

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	446	151	—	—	121	—

Net Increase (Decrease) in Net Assets	(21,141,062)	6,112,347	(8,454,572)	(3,157,312)	(28,122,416)	8,261,329
Net Assets — Beginning of Year or Period	85,442,509	79,330,162	44,674,796	47,832,108	123,358,810	115,097,481

Net Assets — End of Year or Period	$64,301,447	$85,442,509	$36,220,224	$44,674,796	$95,236,394	$123,358,810

The accompanying notes are an integral part of these financial statements.

FSA-105

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND		CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(1,021,296)	$(1,441,396)	$(125,626)	$(230,955)	$(97,055)	$(108,661)
Net realized gain (loss)	4,663,616	21,925,211	2,038,776	1,776,682	724,475	1,219,529
Net change in unrealized appreciation (depreciation) of investments	(44,224,033)	(5,031,623)	(5,683,697)	3,276,713	(3,135,463)	754,090

Net increase (decrease) in net assets resulting from operations	(40,581,713)	15,452,192	(3,770,547)	4,822,440	(2,508,043)	1,864,958

From Contractowners Transactions:
Payments received from contractowners	2,441,626	8,901,854	1,011,194	1,698,089	677,300	1,046,370
Transfers between Variable Investment Options including guaranteed interest account, net	(5,005,217)	1,054,560	(267,774)	86,788	352,100	(78,632)
Redemptions for contract benefits and terminations	(7,427,925)	(11,731,383)	(2,095,140)	(1,401,296)	(587,774)	(385,077)
Contract maintenance charges	(7,008)	(7,028)	(2,032)	(1,785)	(822)	(753)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,998,524)	(1,781,997)	(1,353,752)	381,796	440,804	581,908

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	199	—	—	(13)	—	67

Net Increase (Decrease) in Net Assets	(50,580,038)	13,670,195	(5,124,299)	5,204,223	(2,067,239)	2,446,933
Net Assets — Beginning of Year or Period	107,804,776	94,134,581	27,203,969	21,999,746	9,319,974	6,873,041

Net Assets — End of Year or Period	$57,224,738	$107,804,776	$22,079,670	$27,203,969	$7,252,735	$9,319,974

The accompanying notes are an integral part of these financial statements.

FSA-106

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	DELAWARE IVY VIP ASSET STRATEGY		DELAWARE IVY VIP HIGH INCOME		DELAWARE VIP EMERGING MARKETS SERIES
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$32,356	$(18,587)	$4,865,640	$5,153,276	$231,503	$(114,069)
Net realized gain (loss)	1,593,388	3,785,967	(2,627,130)	(1,625,332)	40,356	580,679
Net change in unrealized appreciation (depreciation) of investments	(5,613,617)	(1,054,583)	(15,324,644)	1,663,710	(3,316,861)	(1,059,489)

Net increase (decrease) in net assets resulting from operations	(3,987,873)	2,712,797	(13,086,134)	5,191,654	(3,045,002)	(592,879)

From Contractowners Transactions:
Payments received from contractowners	575,305	575,296	2,291,535	4,217,099	500,527	1,967,536
Transfers between Variable Investment Options including guaranteed interest account, net	(417,172)	(557,435)	(3,733,418)	965,248	224,102	425,251
Redemptions for contract benefits and terminations	(2,964,007)	(10,077,744)	(11,913,371)	(14,370,052)	(566,935)	(412,318)
Contract maintenance charges	(2,573)	(2,679)	(10,280)	(10,011)	(867)	(712)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,808,447)	(10,062,562)	(13,365,534)	(9,197,716)	156,827	1,979,757

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	111	—	—	—	—	—

Net Increase (Decrease) in Net Assets	(6,796,209)	(7,349,765)	(26,451,668)	(4,006,062)	(2,888,175)	1,386,878
Net Assets — Beginning of Year or Period	25,986,705	33,336,470	111,405,763	115,411,825	10,627,017	9,240,139

Net Assets — End of Year or Period	$19,190,496	$25,986,705	$84,954,095	$111,405,763	$7,738,842	$10,627,017

The accompanying notes are an integral part of these financial statements.

FSA-107

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EATON VANCE VT FLOATING-RATE INCOME FUND		EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$2,056,667	$937,644	$(360,753)	$(682,810)	$(632,927)	$(1,461,540)
Net realized gain (loss)	(823,721)	(221,390)	1,857,840	11,550,410	13,812,828	32,819,998
Net change in unrealized appreciation (depreciation) of investments	(3,642,272)	565,285	(11,470,136)	1,911,055	(44,073,040)	3,917,554

Net increase (decrease) in net assets resulting from operations	(2,409,326)	1,281,539	(9,973,049)	12,778,655	(30,893,139)	35,276,012

From Contractowners Transactions:
Payments received from contractowners	7,578,635	5,873,014	87,853	149,875	668,297	416,224
Transfers between Variable Investment Options including guaranteed interest account, net	1,625,698	4,615,398	(3,735,773)	(7,817,010)	16,755,977	(17,338,605)
Redemptions for contract benefits and terminations	(6,164,766)	(4,280,418)	(4,569,656)	(7,762,917)	(12,176,406)	(20,176,279)
Contract maintenance charges	(4,932)	(2,736)	(938,738)	(1,049,247)	(2,143,097)	(2,424,075)

Net increase (decrease) in net assets resulting from contractowners transactions	3,034,635	6,205,258	(9,156,314)	(16,479,299)	3,104,771	(39,522,735)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	185	—	5	721	6

Net Increase (Decrease) in Net Assets	625,309	7,486,982	(19,129,363)	(3,700,639)	(27,787,647)	(4,246,717)
Net Assets — Beginning of Year or Period	58,066,086	50,579,104	60,437,513	64,138,152	148,863,820	153,110,537

Net Assets — End of Year or Period	$58,691,395	$58,066,086	$41,308,150	$60,437,513	$121,076,173	$148,863,820

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-108

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/2000 MANAGED VOLATILITY*		EQ/AB DYNAMIC AGGRESSIVE GROWTH*		EQ/AB DYNAMIC GROWTH*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(362,538)	$(701,390)	$(4,804,693)	$(3,946,077)	$(10,659,867)	$(6,792,687)
Net realized gain (loss)	670,258	15,466,816	3,617,732	19,629,996	77,641,539	24,645,947
Net change in unrealized appreciation (depreciation) of investments	(14,126,046)	(6,563,042)	(72,321,711)	31,899,788	(220,780,823)	88,823,354

Net increase (decrease) in net assets resulting from operations	(13,818,326)	8,202,384	(73,508,672)	47,583,707	(153,799,151)	106,676,614

From Contractowners Transactions:
Payments received from contractowners	93,782	189,669	51,298,686	79,550,220	35,375,511	59,343,526
Transfers between Variable Investment Options including guaranteed interest account, net	1,034,707	(7,813,891)	(14,103,434)	7,959,542	(11,325,177)	(5,353,086)
Redemptions for contract benefits and terminations	(4,800,226)	(7,578,391)	(10,253,085)	(7,043,345)	(35,816,672)	(35,350,835)
Contract maintenance charges	(933,594)	(1,047,712)	(5,889,702)	(4,536,677)	(14,056,349)	(13,101,406)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,605,331)	(16,250,325)	21,052,465	75,929,740	(25,822,687)	5,538,199

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	14,160	2,630	152	(8)

Net Increase (Decrease) in Net Assets	(18,423,657)	(8,047,941)	(52,442,047)	123,516,077	(179,621,686)	112,214,805
Net Assets — Beginning of Year or Period	59,136,209	67,184,150	406,562,391	283,046,314	915,952,215	803,737,410

Net Assets — End of Year or Period	$40,712,552	$59,136,209	$354,120,344	$406,562,391	$736,330,529	$915,952,215

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-109

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(15,682,273)	$478,702	$(148,834)	$(47,211)	$(1,139,096)	$(1,685,402)
Net realized gain (loss)	8,491,788	107,379,109	(253,540)	(15,834)	(401,148)	26,028,363
Net change in unrealized appreciation (depreciation) of investments	(353,733,161)	127,441,568	(367,266)	(172,458)	(37,118,784)	(11,513,037)

Net increase (decrease) in net assets resulting from operations	(360,923,646)	235,299,379	(769,640)	(235,503)	(38,659,028)	12,829,924

From Contractowners Transactions:
Payments received from contractowners	37,353,203	56,461,899	5,054,139	2,964,691	7,454,180	14,196,776
Transfers between Variable Investment Options including guaranteed interest account, net	(276,926,640)	(21,602,833)	(2,086,728)	17,208,600	23,566,312	257,796
Redemptions for contract benefits and terminations	(157,299,170)	(234,504,319)	(2,414,966)	(1,335,609)	(8,996,937)	(11,608,932)
Contract maintenance charges	(33,737,640)	(38,855,205)	(3,025)	(544)	(200,667)	(254,932)

Net increase (decrease) in net assets resulting from contractowners transactions	(430,610,247)	(238,500,458)	549,420	18,837,138	21,822,888	2,590,708

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(63)	124	—	590	2,137	—

Net Increase (Decrease) in Net Assets	(791,533,956)	(3,200,955)	(220,220)	18,602,225	(16,834,003)	15,420,632
Net Assets — Beginning of Year or Period	2,332,699,080	2,335,900,035	26,505,883	7,903,658	125,599,065	110,178,433

Net Assets — End of Year or Period	$1,541,165,124	$2,332,699,080	$26,285,663	$26,505,883	$108,765,062	$125,599,065

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-110

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AB SUSTAINABLE US THEMATIC*(c)	EQ/AGGRESSIVE ALLOCATION*		EQ/AGGRESSIVE GROWTH STRATEGY*
	2022	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(394)	$(97,569)	$1,045,021	$(24,024,583)	$54,615,511
Net realized gain (loss)	84	4,208,203	3,642,994	417,069,139	448,468,659
Net change in unrealized appreciation (depreciation) of investments	12	(11,657,809)	129,893	(1,361,713,642)	178,663,687

Net increase (decrease) in net assets resulting from operations	(298)	(7,547,175)	4,817,908	(968,669,086)	681,747,857

From Contractowners Transactions:
Payments received from contractowners	102,441	4,472,190	5,361,561	163,023,927	271,516,212
Transfers between Variable Investment Options including guaranteed interest account, net	40,486	1,473,062	483,476	(139,158,765)	25,402,497
Redemptions for contract benefits and terminations	(3,426)	(1,846,584)	(3,661,389)	(279,259,831)	(456,292,381)
Contract maintenance charges	3	(7,760)	(4,347)	(71,288,749)	(72,726,390)

Net increase (decrease) in net assets resulting from contractowners transactions	139,504	4,090,908	2,179,301	(326,683,418)	(232,100,062)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	1,012	141	594	(457,967)

Net Increase (Decrease) in Net Assets	139,206	(3,455,255)	6,997,350	(1,295,351,910)	449,189,828
Net Assets — Beginning of Year or Period	—	37,717,512	30,720,162	5,021,654,219	4,572,464,391

Net Assets — End of Year or Period	$139,206	$34,262,257	$37,717,512	$3,726,302,309	$5,021,654,219

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(c)	Units were made available on February 22, 2022.

FSA-111

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/ALL ASSET GROWTH ALLOCATION*		EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$479,126	$4,386,329	$2,398,304	$(348,760)	$138,540	$(340,938)
Net realized gain (loss)	7,737,783	24,907,307	19,451,766	23,522,249	1,589,555	851,977
Net change in unrealized appreciation (depreciation) of investments	(34,114,117)	(14,540,388)	(26,490,742)	8,415,209	(15,948,517)	4,256,858

Net increase (decrease) in net assets resulting from operations	(25,897,208)	14,753,248	(4,640,672)	31,588,698	(14,220,422)	4,767,897

From Contractowners Transactions:
Payments received from contractowners	6,444,964	10,490,732	8,149,329	8,514,367	11,844,984	17,391,972
Transfers between Variable Investment Options including guaranteed interest account, net	35,606,209	(2,411,655)	(2,230,384)	(4,128,489)	2,126,406	1,531,213
Redemptions for contract benefits and terminations	(16,730,230)	(15,416,257)	(17,791,331)	(18,167,439)	(1,846,730)	(1,112,678)
Contract maintenance charges	(18,593)	(15,077)	(127,689)	(121,791)	(1,070,947)	(800,687)

Net increase (decrease) in net assets resulting from contractowners transactions	25,302,350	(7,352,257)	(12,000,075)	(13,903,352)	11,053,713	17,009,820

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	15,900	—	178	104	6,986	743

Net Increase (Decrease) in Net Assets	(578,958)	7,400,991	(16,640,569)	17,685,450	(3,159,723)	21,778,460
Net Assets — Beginning of Year or Period	165,195,956	157,794,965	169,927,579	152,242,129	75,061,090	53,282,630

Net Assets — End of Year or Period	$164,616,998	$165,195,956	$153,287,010	$169,927,579	$71,901,367	$75,061,090

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-112

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/BALANCED STRATEGY*(d)		EQ/CAPITAL GROUP RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(12,734,904)	$11,436,049	$(223,043)	$(337,491)	$(986,077)	$(1,319,958)
Net realized gain (loss)	141,950,103	205,381,083	2,350,761	2,702,607	11,649,553	12,604,955
Net change in unrealized appreciation (depreciation) of investments	(631,305,447)	22,466,822	(6,611,134)	2,037,004	(42,879,023)	5,933,898

Net increase (decrease) in net assets resulting from operations	(502,090,248)	239,283,954	(4,483,416)	4,402,120	(32,215,547)	17,218,895

From Contractowners Transactions:
Payments received from contractowners	66,553,823	96,235,071	52,733	93,719	2,944,306	7,573,078
Transfers between Variable Investment Options including guaranteed interest account, net	(319,859,006)	5,757,200	(2,281,776)	(1,396,481)	(2,365,514)	(1,799,836)
Redemptions for contract benefits and terminations	(217,154,114)	(286,455,665)	(1,754,529)	(3,226,751)	(8,514,886)	(13,892,334)
Contract maintenance charges	(43,786,717)	(49,501,398)	(180,620)	(216,891)	(166,893)	(209,305)

Net increase (decrease) in net assets resulting from contractowners transactions	(514,246,014)	(233,964,792)	(4,164,192)	(4,746,404)	(8,102,987)	(8,328,397)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1,620	1,215	—	—	247	138

Net Increase (Decrease) in Net Assets	(1,016,334,642)	5,320,377	(8,647,608)	(344,284)	(40,318,287)	8,890,636
Net Assets — Beginning of Year or Period	3,079,170,642	3,073,850,265	22,524,641	22,868,925	100,058,974	91,168,338

Net Assets — End of Year or Period	$2,062,836,000	$3,079,170,642	$13,877,033	$22,524,641	$59,740,687	$100,058,974

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(d)	EQ/Balanced Strategy replaced EQ/Franklin Balanced Managed Volatility due to a merger on June 18, 2021.

FSA-113

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*(e)		EQ/CONSERVATIVE ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(137,647)	$(107,353)	$(465,909)	$(631,075)	$157,130	$234,269
Net realized gain (loss)	510,261	1,378,855	9,399,876	12,509,440	439,506	2,613,813
Net change in unrealized appreciation (depreciation) of investments	(5,950,109)	1,557,526	(34,337,596)	10,785,149	(9,278,292)	(2,041,086)

Net increase (decrease) in net assets resulting from operations	(5,577,495)	2,829,028	(25,403,629)	22,663,514	(8,681,656)	806,996

From Contractowners Transactions:
Payments received from contractowners	1,591,173	6,191,187	9,145,528	14,030,433	7,170,696	18,192,088
Transfers between Variable Investment Options including guaranteed interest account, net	(1,145,236)	631,963	2,912,391	802,504	(3,970,406)	425,327
Redemptions for contract benefits and terminations	(873,984)	(416,178)	(7,655,926)	(9,193,668)	(6,538,148)	(6,289,759)
Contract maintenance charges	(61,486)	(65,810)	(15,497)	(11,322)	(6,199)	(2,897)

Net increase (decrease) in net assets resulting from contractowners transactions	(489,533)	6,341,162	4,386,496	5,627,947	(3,344,057)	12,324,759

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	261	3,106	—	5,198	350

Net Increase (Decrease) in Net Assets	(6,067,028)	9,170,451	(21,014,027)	28,291,461	(12,020,515)	13,132,105
Net Assets — Beginning of Year or Period	19,390,002	10,219,551	122,666,950	94,375,489	66,772,005	53,639,900

Net Assets — End of Year or Period	$13,322,974	$19,390,002	$101,652,923	$122,666,950	$54,751,490	$66,772,005

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(e)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.

FSA-114

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CORE BOND INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(5,524,619)	$1,648,455	$(2,781,836)	$(2,870,606)	$458,877	$132,475
Net realized gain (loss)	46,284,153	104,857,301	(8,000,817)	43,994,150	(4,220,955)	2,484,576
Net change in unrealized appreciation (depreciation) of investments	(251,943,417)	(28,370,127)	(86,853,126)	(32,588,478)	(27,245,312)	(13,911,074)

Net increase (decrease) in net assets resulting from operations	(211,183,883)	78,135,629	(97,635,779)	8,535,066	(31,007,390)	(11,294,023)

From Contractowners Transactions:
Payments received from contractowners	35,086,124	49,111,586	18,252,315	30,011,777	10,310,186	17,560,177
Transfers between Variable Investment Options including guaranteed interest account, net	(174,096,211)	3,472,676	(22,988,542)	67,279,182	(19,337,592)	34,478,863
Redemptions for contract benefits and terminations	(99,228,956)	(125,509,992)	(101,697,516)	(157,943,940)	(24,253,909)	(36,514,296)
Contract maintenance charges	(19,332,701)	(22,356,978)	(12,081,288)	(14,067,706)	(3,610,344)	(4,010,999)

Net increase (decrease) in net assets resulting from contractowners transactions	(257,571,744)	(95,282,708)	(118,515,031)	(74,720,687)	(36,891,659)	11,513,745

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	239	213	841	(5,491)	806	282

Net Increase (Decrease) in Net Assets	(468,755,388)	(17,146,866)	(216,149,969)	(66,191,112)	(67,898,243)	220,004
Net Assets — Beginning of Year or Period	1,396,799,883	1,413,946,749	748,830,659	815,021,771	320,266,116	320,046,112

Net Assets — End of Year or Period	$928,044,495	$1,396,799,883	$532,680,690	$748,830,659	$252,367,873	$320,266,116

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-115

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CORE PLUS BOND*(f)(g)		EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$1,527,745	$28,791	$64,816	$(6,556)	$(1,164,753)	$(2,443,175)
Net realized gain (loss)	(667,229)	91,090	274,149	497,909	34,848,798	56,123,958
Net change in unrealized appreciation (depreciation) of investments	(25,077)	(335,718)	(2,147,731)	(731,956)	(160,690,309)	80,460,735

Net increase (decrease) in net assets resulting from operations	835,439	(215,837)	(1,808,766)	(240,603)	(127,006,264)	134,141,518

From Contractowners Transactions:
Payments received from contractowners	270,182	3,047	437,745	1,625,449	44,977,431	69,075,435
Transfers between Variable Investment Options including guaranteed interest account, net	61,106,315	6,020,499	(349,499)	830,225	5,551,892	(4,209,136)
Redemptions for contract benefits and terminations	(1,547,158)	(233,746)	(566,068)	(1,574,828)	(56,690,051)	(52,192,103)
Contract maintenance charges	(66,734)	(66,497)	(1,009)	(954)	(58,728)	(39,960)

Net increase (decrease) in net assets resulting from contractowners transactions	59,762,605	5,723,303	(478,831)	879,892	(6,219,456)	12,634,236

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	7,706	929	727	99	2,046	5

Net Increase (Decrease) in Net Assets	60,605,750	5,508,395	(2,286,870)	639,388	(133,223,674)	146,775,759
Net Assets — Beginning of Year or Period	7,012,182	1,503,787	9,843,301	9,203,913	656,162,959	509,387,200

Net Assets — End of Year or Period	$67,617,932	$7,012,182	$7,556,431	$9,843,301	$522,939,285	$656,162,959

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(f)	EQ/Core Plus Bond replaced EQ/Global Bond PLUS due to a merger on June 18, 2021.
(g)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022.

FSA-116

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN MODERATE ALLOCATION*		EQ/FRANKLIN RISING DIVIDENDS*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(1,438,073)	$(2,032,707)	$(675,927)	$(2,574,508)	$(234,051)	$(784,057)
Net realized gain (loss)	16,426,495	33,751,801	(926,023)	18,737,730	8,517,158	6,280,239
Net change in unrealized appreciation (depreciation) of investments	(61,793,656)	11,382,207	(36,198,091)	(1,086,404)	(24,243,202)	21,371,570

Net increase (decrease) in net assets resulting from operations	(46,805,234)	43,101,301	(37,800,041)	15,076,818	(15,960,095)	26,867,752

From Contractowners Transactions:
Payments received from contractowners	4,501,448	8,714,305	14,958,031	15,804,149	7,080,263	8,909,074
Transfers between Variable Investment Options including guaranteed interest account, net	18,697,522	(3,437,353)	(1,705,848)	658,094	69,507,333	282,019
Redemptions for contract benefits and terminations	(22,427,230)	(25,609,086)	(7,791,386)	(7,151,863)	(13,474,557)	(15,298,365)
Contract maintenance charges	(17,821)	(16,241)	(3,793,959)	(3,472,063)	(13,188)	(7,003)

Net increase (decrease) in net assets resulting from contractowners transactions	753,919	(20,348,375)	1,666,838	5,838,317	63,099,851	(6,114,275)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	657	7	244	6	1,346	108

Net Increase (Decrease) in Net Assets	(46,050,658)	22,752,933	(36,132,959)	20,915,141	47,141,102	20,753,585
Net Assets — Beginning of Year or Period	213,632,450	190,879,517	240,064,839	219,149,698	129,847,537	109,093,952

Net Assets — End of Year or Period	$167,581,792	$213,632,450	$203,931,880	$240,064,839	$176,988,639	$129,847,537

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-117

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS GROWTH ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(77,966)	$(105,017)	$(111,443)	$(81,250)	$(1,096,038)	$(1,987,284)
Net realized gain (loss)	(124,186)	2,067,096	(254,881)	3,120,079	645,181	18,081,992
Net change in unrealized appreciation (depreciation) of investments	(1,528,306)	(363,766)	(2,598,712)	(1,196,703)	(37,011,242)	2,933,351

Net increase (decrease) in net assets resulting from operations	(1,730,458)	1,598,313	(2,965,036)	1,842,126	(37,462,099)	19,028,059

From Contractowners Transactions:
Payments received from contractowners	15,495	22,197	36,126	53,170	39,381,659	54,500,256
Transfers between Variable Investment Options including guaranteed interest account, net	(1,225,462)	(534,397)	(1,555,956)	(430,290)	9,072,941	5,965,875
Redemptions for contract benefits and terminations	(610,948)	(808,326)	(1,133,423)	(1,391,513)	(5,232,678)	(3,576,613)
Contract maintenance charges	(109,042)	(134,183)	(141,239)	(171,920)	(3,122,438)	(2,168,604)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,929,957)	(1,454,709)	(2,794,492)	(1,940,553)	40,099,484	54,720,914

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	102	—	2,432	1,836

Net Increase (Decrease) in Net Assets	(3,660,415)	143,604	(5,759,426)	(98,427)	2,639,817	73,750,809
Net Assets — Beginning of Year or Period	9,453,535	9,309,931	13,616,859	13,715,286	213,565,053	139,814,244

Net Assets — End of Year or Period	$5,793,120	$9,453,535	$7,857,433	$13,616,859	$216,204,870	$213,565,053

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-118

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*		EQ/GROWTH STRATEGY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(290,031)	$(400,590)	$(5,412,699)	$(9,656,047)	$(23,399,265)	$41,691,679
Net realized gain (loss)	4,350,742	5,966,536	(296,120)	83,908,617	431,368,284	468,324,143
Net change in unrealized appreciation (depreciation) of investments	(8,490,640)	2,662,037	(126,518,404)	(9,532,042)	(1,345,975,501)	104,221,709

Net increase (decrease) in net assets resulting from operations	(4,429,929)	8,227,983	(132,227,223)	64,720,528	(938,006,482)	614,237,531

From Contractowners Transactions:
Payments received from contractowners	487,387	1,115,367	30,794,452	51,107,395	104,527,867	168,845,634
Transfers between Variable Investment Options including guaranteed interest account, net	(3,530,725)	8,619,693	(4,897,731)	(9,461,363)	(261,196,393)	1,379,565
Redemptions for contract benefits and terminations	(3,607,822)	(4,794,415)	(35,185,995)	(27,894,350)	(328,140,148)	(516,738,702)
Contract maintenance charges	(3,385)	(3,054)	(11,863,621)	(11,057,023)	(73,347,640)	(78,672,067)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,654,545)	4,937,591	(21,152,895)	2,694,659	(558,156,314)	(425,185,570)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	15,242	—	(56)	170,026

Net Increase (Decrease) in Net Assets	(11,084,474)	13,165,574	(153,364,876)	67,415,187	(1,496,162,852)	189,221,987
Net Assets — Beginning of Year or Period	39,820,149	26,654,575	779,220,991	711,805,804	5,132,999,232	4,943,777,245

Net Assets — End of Year or Period	$28,735,675	$39,820,149	$625,856,115	$779,220,991	$3,636,836,380	$5,132,999,232

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-119

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(494,797)	$(972,041)	$(24,567)	$94,003	$788,244	$1,249,075
Net realized gain (loss)	(2,038,869)	752,862	(149,955)	1,343,230	224,824	1,133,058
Net change in unrealized appreciation (depreciation) of investments	(7,242,345)	(4,415,310)	(1,632,456)	(518,833)	(9,227,742)	2,804,504

Net increase (decrease) in net assets resulting from operations	(9,776,011)	(4,634,489)	(1,806,978)	918,400	(8,214,674)	5,186,637

From Contractowners Transactions:
Payments received from contractowners	2,182,522	3,433,091	88,649	174,179	3,664,007	5,977,028
Transfers between Variable Investment Options including guaranteed interest account, net	(355,205)	(11,562,427)	(826,120)	(265,541)	5,033,279	2,605,976
Redemptions for contract benefits and terminations	(11,750,597)	(18,189,375)	(805,645)	(957,238)	(4,920,362)	(4,474,339)
Contract maintenance charges	(1,453,104)	(1,577,863)	(88,644)	(110,210)	(5,647)	(4,397)

Net increase (decrease) in net assets resulting from contractowners transactions	(11,376,384)	(27,896,574)	(1,631,760)	(1,158,810)	3,771,277	4,104,268

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	288	182

Net Increase (Decrease) in Net Assets	(21,152,395)	(32,531,063)	(3,438,738)	(240,410)	(4,443,109)	9,291,087
Net Assets — Beginning of Year or Period	113,306,507	145,837,570	11,253,946	11,494,356	63,881,140	54,590,053

Net Assets — End of Year or Period	$92,154,112	$113,306,507	$7,815,208	$11,253,946	$59,438,031	$63,881,140

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-120

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(250,794)	$1,258,739	$2,494	$15,008	$89,961	$(156,694)
Net realized gain (loss)	106,697	5,587,700	(1,062)	174,718	7,790,951	4,778,550
Net change in unrealized appreciation (depreciation) of investments	(12,697,632)	599,059	(322,207)	4,748	(8,593,387)	9,877,604

Net increase (decrease) in net assets resulting from operations	(12,841,729)	7,445,498	(320,775)	194,474	(712,475)	14,499,460

From Contractowners Transactions:
Payments received from contractowners	157,919	221,434	5,778	10,122	1,837,559	1,561,709
Transfers between Variable Investment Options including guaranteed interest account, net	542,493	(3,513,600)	2,869	47,103	1,833,573	1,526,504
Redemptions for contract benefits and terminations	(5,565,895)	(9,482,161)	(116,293)	(344,224)	(6,373,925)	(5,313,737)
Contract maintenance charges	(1,261,296)	(1,381,931)	(222)	(218)	(138,263)	(136,271)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,126,779)	(14,156,258)	(107,868)	(287,217)	(2,841,056)	(2,361,795)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(6)	—	—	—	551	—

Net Increase (Decrease) in Net Assets	(18,968,514)	(6,710,760)	(428,643)	(92,743)	(3,552,980)	12,137,665
Net Assets — Beginning of Year or Period	80,396,474	87,107,234	2,173,037	2,265,780	59,507,551	47,369,886

Net Assets — End of Year or Period	$61,427,960	$80,396,474	$1,744,394	$2,173,037	$55,954,571	$59,507,551

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-121

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*		EQ/INVESCO MODERATE ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(1,059,064)	$(1,443,946)	$89,421	$905,736	$(3,442,671)	$(4,792,656)
Net realized gain (loss)	5,466,841	11,026,332	2,054,792	880,475	2,599,239	25,229,812
Net change in unrealized appreciation (depreciation) of investments	(40,599,386)	3,967,551	(7,991,299)	8,559,084	(50,597,924)	2,112,664

Net increase (decrease) in net assets resulting from operations	(36,191,609)	13,549,937	(5,847,086)	10,345,295	(51,441,356)	22,549,820

From Contractowners Transactions:
Payments received from contractowners	2,735,678	8,260,735	1,712,077	2,483,195	11,900,478	20,238,058
Transfers between Variable Investment Options including guaranteed interest account, net	(1,269,632)	(3,517,383)	(2,054,416)	(713,122)	1,716,507	(1,214,832)
Redemptions for contract benefits and terminations	(7,206,429)	(9,372,176)	(6,786,816)	(7,224,622)	(19,379,788)	(14,425,422)
Contract maintenance charges	(190,416)	(229,466)	(5,584)	(4,855)	(5,929,623)	(5,510,092)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,930,799)	(4,858,290)	(7,134,739)	(5,459,404)	(11,692,426)	(912,288)

Net Increase (Decrease) in Net Assets	(42,122,408)	8,691,647	(12,981,825)	4,885,891	(63,133,782)	21,637,532
Net Assets — Beginning of Year or Period	110,174,600	101,482,953	60,724,343	55,838,452	366,433,835	344,796,303

Net Assets — End of Year or Period	$68,052,192	$110,174,600	$47,742,518	$60,724,343	$303,300,053	$366,433,835

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-122

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INVESCO MODERATE GROWTH ALLOCATION*(h)		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN GROWTH ALLOCATION*(i)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(185,381)	$(804,564)	$(1,241,181)	$(1,362,864)	$(2,761,721)	$(3,741,400)
Net realized gain (loss)	119,045	7,178,907	7,296,815	16,102,852	583,609	35,159,805
Net change in unrealized appreciation (depreciation) of investments	(15,166,292)	7,091	(25,923,185)	356,881	(48,881,919)	(1,784,363)

Net increase (decrease) in net assets resulting from operations	(15,232,628)	6,381,434	(19,867,551)	15,096,869	(51,060,031)	29,634,042

From Contractowners Transactions:
Payments received from contractowners	25,280,186	26,418,066	5,200,848	8,756,474	48,662,702	64,725,203
Transfers between Variable Investment Options including guaranteed interest account, net	95,967,296	4,896,935	(642,570)	(2,294,594)	79,859,746	5,003,885
Redemptions for contract benefits and terminations	(2,551,726)	(1,641,287)	(8,228,583)	(10,928,266)	(9,190,546)	(5,478,912)
Contract maintenance charges	(1,580,436)	(940,186)	(344,522)	(429,940)	(5,202,202)	(3,760,971)

Net increase (decrease) in net assets resulting from contractowners transactions	117,115,320	28,733,528	(4,014,827)	(4,896,326)	114,129,700	60,489,205

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	11,879	923	204	—	4,967	2,049

Net Increase (Decrease) in Net Assets	101,894,571	35,115,885	(23,882,174)	10,200,543	63,074,636	90,125,296
Net Assets — Beginning of Year or Period	96,615,130	61,499,245	111,126,510	100,925,967	329,852,730	239,727,434

Net Assets — End of Year or Period	$198,509,701	$96,615,130	$87,244,336	$111,126,510	$392,927,366	$329,852,730

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(h)	EQ/Invesco Moderate Growth Allocation replaced EQ/First Trust Moderate Growth Allocation due to a merger on November 4, 2022.
(i)	EQ/JPMorgan Growth Allocation replaced EQ/Franklin Growth Allocation due to a merger on November 4, 2022.

FSA-123

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$92,517	$(214,686)	$(98,478)	$(101,280)	$(1,383,108)	$(1,766,147)
Net realized gain (loss)	7,940,401	12,281,461	487,433	1,762,483	16,457,089	27,006,972
Net change in unrealized appreciation (depreciation) of investments	(9,275,263)	(4,908,133)	(2,063,153)	351,232	(67,102,339)	7,137,387

Net increase (decrease) in net assets resulting from operations	(1,242,345)	7,158,642	(1,674,198)	2,012,435	(52,028,358)	32,378,212

From Contractowners Transactions:
Payments received from contractowners	18,064,145	14,806,952	14,144	1,092	12,179,954	19,537,656
Transfers between Variable Investment Options including guaranteed interest account, net	24,358,492	6,753,449	(1,279,151)	(1,473,341)	1,258,708	(584,192)
Redemptions for contract benefits and terminations	(4,914,588)	(3,099,576)	(585,577)	(797,784)	(13,522,676)	(13,677,385)
Contract maintenance charges	(162,140)	(157,388)	(150,990)	(176,902)	(15,757)	(12,046)

Net increase (decrease) in net assets resulting from contractowners transactions	37,345,909	18,303,437	(2,001,574)	(2,446,935)	(99,771)	5,264,033

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	13,286	513	—	—	1,526	309

Net Increase (Decrease) in Net Assets	36,116,850	25,462,592	(3,675,772)	(434,500)	(52,126,603)	37,642,554
Net Assets — Beginning of Year or Period	56,330,518	30,867,926	8,739,312	9,173,812	169,984,974	132,342,420

Net Assets — End of Year or Period	$92,447,368	$56,330,518	$5,063,540	$8,739,312	$117,858,371	$169,984,974

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-124

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(259,930)	$(390,609)	$148,412	$30,465	$(45,561)	$(135,256)
Net realized gain (loss)	715,144	8,443,082	2,537,846	5,815,598	1,057,570	4,043,086
Net change in unrealized appreciation (depreciation) of investments	(8,535,340)	(2,529,210)	(9,935,735)	7,151,634	(4,766,667)	1,741,001

Net increase (decrease) in net assets resulting from operations	(8,080,126)	5,523,263	(7,249,477)	12,997,697	(3,754,658)	5,648,831

From Contractowners Transactions:
Payments received from contractowners	26,041	102,195	7,250,375	8,094,726	688,988	1,033,379
Transfers between Variable Investment Options including guaranteed interest account, net	(2,369,561)	(2,020,159)	3,544,123	1,165,526	(1,619,818)	(447,509)
Redemptions for contract benefits and terminations	(1,572,839)	(2,791,581)	(7,693,604)	(5,829,715)	(1,682,104)	(2,533,770)
Contract maintenance charges	(332,098)	(407,877)	(7,885)	(4,976)	(225,877)	(242,432)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,248,457)	(5,117,422)	3,093,009	3,425,561	(2,838,811)	(2,190,332)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	1,304	103	—	—

Net Increase (Decrease) in Net Assets	(12,328,583)	405,841	(4,155,164)	16,423,361	(6,593,469)	3,458,499
Net Assets — Beginning of Year or Period	26,597,828	26,191,987	74,409,373	57,986,012	28,590,913	25,132,414

Net Assets — End of Year or Period	$14,269,245	$26,597,828	$70,254,209	$74,409,373	$21,997,444	$28,590,913

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-125

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*(j)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$1,583,336	$930,445	$(1,231,381)	$(1,520,557)	$(148,454)	$(904,851)
Net realized gain (loss)	(51,880)	5,716,278	15,190,771	18,930,411	2,364,319	12,845,809
Net change in unrealized appreciation (depreciation) of investments	(12,452,535)	(3,273,286)	(49,427,576)	(1,434,588)	(17,319,556)	(5,507,450)

Net increase (decrease) in net assets resulting from operations	(10,921,079)	3,373,437	(35,468,186)	15,975,266	(15,103,691)	6,433,508

From Contractowners Transactions:
Payments received from contractowners	2,073,926	4,033,762	4,854,185	7,238,997	5,001,281	9,399,651
Transfers between Variable Investment Options including guaranteed interest account, net	(727,133)	(926,518)	44,170,475	(5,327,660)	33,066,360	3,971,978
Redemptions for contract benefits and terminations	(7,081,020)	(10,579,241)	(9,036,492)	(11,938,467)	(8,795,716)	(8,042,496)
Contract maintenance charges	(8,094)	(8,299)	(96,464)	(115,119)	(130,071)	(149,027)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,742,321)	(7,480,296)	39,891,704	(10,142,249)	29,141,854	5,180,106

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	1,624	—	6,169	232

Net Increase (Decrease) in Net Assets	(16,663,400)	(4,106,859)	4,425,142	5,833,017	14,044,332	11,613,846
Net Assets — Beginning of Year or Period	70,619,247	74,726,106	118,021,468	112,188,451	88,738,028	77,124,182

Net Assets — End of Year or Period	$53,955,847	$70,619,247	$122,446,610	$118,021,468	$102,782,360	$88,738,028

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(k)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.

FSA-126

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(1,795,609)	$(2,551,521)	$(881,440)	$(1,193,724)	$(2,147,811)	$(3,038,734)
Net realized gain (loss)	11,903,575	18,660,686	2,253,796	7,016,467	9,978,707	38,346,810
Net change in unrealized appreciation (depreciation) of investments	(74,844,583)	6,008,958	(25,423,562)	7,781,026	(88,816,259)	(9,660,706)

Net increase (decrease) in net assets resulting from operations	(64,736,617)	22,118,123	(24,051,206)	13,603,769	(80,985,363)	25,647,370

From Contractowners Transactions:
Payments received from contractowners	7,198,152	13,557,114	1,259,881	2,619,444	6,432,694	14,358,764
Transfers between Variable Investment Options including guaranteed interest account, net	3,889,219	(1,470,137)	(1,314,756)	(5,224,580)	(2,220,989)	(4,928,158)
Redemptions for contract benefits and terminations	(24,438,262)	(30,162,352)	(7,775,026)	(11,120,464)	(17,425,624)	(26,452,712)
Contract maintenance charges	(22,762)	(22,425)	(7,452)	(7,666)	(16,627)	(15,772)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,373,653)	(18,097,800)	(7,837,353)	(13,733,266)	(13,230,546)	(17,037,878)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	198	—	—	—	1,862	—

Net Increase (Decrease) in Net Assets	(78,110,072)	4,020,323	(31,888,559)	(129,497)	(94,214,047)	8,609,492
Net Assets — Beginning of Year or Period	264,569,423	260,549,100	87,227,169	87,356,666	224,953,769	216,344,277

Net Assets — End of Year or Period	$186,459,351	$264,569,423	$55,338,610	$87,227,169	$130,739,722	$224,953,769

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-127

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$2,179,107	$(83,870)	$(381,433)	$(909,153)	$(85,829)	$(158,257)
Net realized gain (loss)	3,835,717	2,871,962	8,186,938	16,098,082	259,923	2,771,461
Net change in unrealized appreciation (depreciation) of investments	(6,559,020)	3,686,515	(28,239,040)	10,298,701	(3,059,882)	1,422,853

Net increase (decrease) in net assets resulting from operations	(544,196)	6,474,607	(20,433,535)	25,487,630	(2,885,788)	4,036,057

From Contractowners Transactions:
Payments received from contractowners	3,869,862	2,616,927	9,426,068	15,842,521	183,983	598,077
Transfers between Variable Investment Options including guaranteed interest account, net	3,752,713	(1,005,788)	(2,356,057)	687,415	(2,555,461)	(949,866)
Redemptions for contract benefits and terminations	(6,347,646)	(6,262,412)	(10,943,120)	(13,407,542)	(1,021,477)	(1,639,428)
Contract maintenance charges	(4,998)	(4,080)	(15,736)	(10,471)	(194,184)	(216,377)

Net increase (decrease) in net assets resulting from contractowners transactions	1,269,931	(4,655,353)	(3,888,845)	3,111,923	(3,587,139)	(2,207,594)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	317	—	1,985	—	548	—

Net Increase (Decrease) in Net Assets	726,052	1,819,254	(24,320,395)	28,599,553	(6,472,379)	1,828,463
Net Assets — Beginning of Year or Period	57,292,033	55,472,779	140,068,637	111,469,084	18,481,567	16,653,104

Net Assets — End of Year or Period	$58,018,085	$57,292,033	$115,748,242	$140,068,637	$12,009,188	$18,481,567

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-128

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$62,232	$3,260,535	$(28,014,566)	$34,487,756	$(91,824)	$2,250,928
Net realized gain (loss)	11,879,338	15,878,562	467,563,672	657,876,829	6,795,700	7,806,206
Net change in unrealized appreciation (depreciation) of investments	(50,788,264)	(4,765,062)	(1,528,728,142)	(58,184,049)	(24,877,813)	(729,906)

Net increase (decrease) in net assets resulting from operations	(38,846,694)	14,374,035	(1,089,179,036)	634,180,536	(18,173,937)	9,327,228

From Contractowners Transactions:
Payments received from contractowners	27,084,079	45,485,239	69,085,323	118,000,792	13,060,605	18,865,850
Transfers between Variable Investment Options including guaranteed interest account, net	(1,214,736)	2,661,347	(392,492,161)	10,553,533	(2,534,563)	(102,959)
Redemptions for contract benefits and terminations	(26,799,846)	(23,708,075)	(437,589,603)	(702,689,640)	(8,501,534)	(8,358,824)
Contract maintenance charges	(34,731)	(28,801)	(90,941,071)	(101,312,981)	(13,210)	(10,972)

Net increase (decrease) in net assets resulting from contractowners transactions	(965,234)	24,409,710	(851,937,512)	(675,448,296)	2,011,298	10,393,095

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	544	70,007	(34,693)	59,975	392	344

Net Increase (Decrease) in Net Assets	(39,811,384)	38,853,752	(1,941,151,241)	(41,207,785)	(16,162,247)	19,720,667
Net Assets — Beginning of Year or Period	236,120,739	197,266,987	6,319,571,495	6,360,779,280	99,516,349	79,795,682

Net Assets — End of Year or Period	$196,309,355	$236,120,739	$4,378,420,254	$6,319,571,495	$83,354,102	$99,516,349

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-129

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*		EQ/PIMCO GLOBAL REAL RETURN*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$93,113	$(2,537,812)	$(116,082)	$(209,641)	$3,113,313	$3,643,758
Net realized gain (loss)	1,505	366,200	(7,079,040)	9,425,383	(975,666)	2,052,550
Net change in unrealized appreciation (depreciation) of investments	(1,272)	(6,178)	1,110,251	(8,364,173)	(9,322,459)	(4,602,985)

Net increase (decrease) in net assets resulting from operations	93,346	(2,177,790)	(6,084,871)	851,569	(7,184,812)	1,093,323

From Contractowners Transactions:
Payments received from contractowners	536,839,147	287,277,460	24,858	126,297	3,041,467	5,997,463
Transfers between Variable Investment Options including guaranteed interest account, net	(411,322,580)	(245,001,723)	(164,964)	(2,463,113)	(903,836)	2,710,898
Redemptions for contract benefits and terminations	(74,819,611)	(58,254,239)	(823,063)	(1,150,489)	(3,615,555)	(3,599,117)
Contract maintenance charges	(296,881)	(340,080)	(166,775)	(222,461)	(3,924)	(2,660)

Net increase (decrease) in net assets resulting from contractowners transactions	50,400,075	(16,318,582)	(1,129,944)	(3,709,766)	(1,481,848)	5,106,584

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	7,420	(46,017)	—	—	—	191

Net Increase (Decrease) in Net Assets	50,500,841	(18,542,389)	(7,214,815)	(2,858,197)	(8,666,660)	6,200,098
Net Assets — Beginning of Year or Period	197,064,199	215,606,588	12,996,187	15,854,384	41,817,119	35,617,021

Net Assets — End of Year or Period	$247,565,040	$197,064,199	$5,781,372	$12,996,187	$33,150,459	$41,817,119

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-130

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/PIMCO REAL RETURN*		EQ/PIMCO TOTAL RETURN ESG*		EQ/PIMCO ULTRA SHORT BOND*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$1,673,393	$1,023,652	$3,165,448	$835,231	$128,652	$(409,083)
Net realized gain (loss)	43,433	2,625,228	(2,216,983)	2,776,268	(299,013)	(104,250)
Net change in unrealized appreciation (depreciation) of investments	(7,345,157)	(1,893,645)	(32,451,766)	(9,663,903)	(716,734)	(290,601)

Net increase (decrease) in net assets resulting from operations	(5,628,331)	1,755,235	(31,503,301)	(6,052,404)	(887,095)	(803,934)

From Contractowners Transactions:
Payments received from contractowners	973,843	1,198,233	9,263,985	23,805,386	5,216,709	6,418,238
Transfers between Variable Investment Options including guaranteed interest account, net	(776,039)	2,466,913	(8,909,673)	2,679,457	14,289,908	(3,517,066)
Redemptions for contract benefits and terminations	(5,698,480)	(8,237,745)	(20,109,194)	(24,179,109)	(6,469,524)	(7,398,717)
Contract maintenance charges	(4,666)	(4,522)	(17,960)	(13,823)	(33,467)	(23,094)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,505,342)	(4,577,121)	(19,772,842)	2,291,911	13,003,626	(4,520,639)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	252	391	—

Net Increase (Decrease) in Net Assets	(11,133,673)	(2,821,886)	(51,276,143)	(3,760,241)	12,116,922	(5,324,573)
Net Assets — Beginning of Year or Period	46,515,926	49,337,812	216,079,612	219,839,853	45,534,090	50,858,663

Net Assets — End of Year or Period	$35,382,253	$46,515,926	$164,803,469	$216,079,612	$57,651,012	$45,534,090

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-131

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(165,931)	$(167,108)	$(278,689)	$(664,433)	$(3,990,991)	$(5,465,292)
Net realized gain (loss)	(1,415,665)	170,614	1,632,912	13,335,072	17,914,135	59,579,778
Net change in unrealized appreciation (depreciation) of investments	(1,006,772)	(956,582)	(20,570,975)	(1,707,639)	(182,382,482)	(6,732,167)

Net increase (decrease) in net assets resulting from operations	(2,588,368)	(953,076)	(19,216,752)	10,963,000	(168,459,338)	47,382,319

From Contractowners Transactions:
Payments received from contractowners	9,492	107,896	5,684,202	11,289,054	21,364,500	45,215,789
Transfers between Variable Investment Options including guaranteed interest account, net	(9,101,296)	2,215,956	826,086	639,637	(4,600,549)	(2,113,002)
Redemptions for contract benefits and terminations	(1,389,297)	(2,275,001)	(7,417,029)	(9,570,188)	(30,125,488)	(37,366,663)
Contract maintenance charges	(400,458)	(561,743)	(8,376)	(6,920)	(356,403)	(435,431)

Net increase (decrease) in net assets resulting from contractowners transactions	(10,881,559)	(512,892)	(915,117)	2,351,583	(13,717,940)	5,300,693

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	451	52,456	2,385	—

Net Increase (Decrease) in Net Assets	(13,469,927)	(1,465,968)	(20,131,418)	13,367,039	(182,174,893)	52,683,012
Net Assets — Beginning of Year or Period	26,159,108	27,625,076	92,466,781	79,099,742	430,858,187	378,175,175

Net Assets — End of Year or Period	$12,689,181	$26,159,108	$72,335,363	$92,466,781	$248,683,294	$430,858,187

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-132

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/T. ROWE PRICE HEALTH SCIENCES*		EQ/ULTRA CONSERVATIVE STRATEGY*		EQ/VALUE EQUITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(2,300,005)	$(2,828,949)	$(4,578,529)	$(6,685,405)	$(410,578)	$(1,028,856)
Net realized gain (loss)	9,200,898	17,081,317	(103,500,031)	28,073,114	241,521	30,665,050
Net change in unrealized appreciation (depreciation) of investments	(38,390,578)	2,190,362	(16,936,063)	(34,400,021)	(23,991,071)	1,615,500

Net increase (decrease) in net assets resulting from operations	(31,489,685)	16,442,730	(125,014,623)	(13,012,312)	(24,160,128)	31,251,694

From Contractowners Transactions:
Payments received from contractowners	7,474,766	16,533,958	189,502	(1,399,596)	3,330,219	6,506,141
Transfers between Variable Investment Options including guaranteed interest account, net	(3,206,010)	(1,074,433)	1,841,202,409	59,051,907	(2,835,166)	(3,318,701)
Redemptions for contract benefits and terminations	(18,825,103)	(21,427,125)	(157,500,071)	(99,130,118)	(15,792,911)	(18,275,533)
Contract maintenance charges	(19,357)	(15,404)	(54,396,318)	(28,636,155)	(15,736)	(13,953)

Net increase (decrease) in net assets resulting from contractowners transactions	(14,575,704)	(5,983,004)	1,629,495,522	(70,113,962)	(15,313,594)	(15,102,046)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	583	—	88,771	(19)	(5)	—

Net Increase (Decrease) in Net Assets	(46,064,806)	10,459,726	1,504,569,670	(83,126,293)	(39,473,727)	16,149,648
Net Assets — Beginning of Year or Period	216,271,538	205,811,812	932,729,289	1,015,855,582	152,733,351	136,583,703

Net Assets — End of Year or Period	$170,206,732	$216,271,538	$2,437,298,959	$932,729,289	$113,259,624	$152,733,351

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-133

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/WELLINGTON ENERGY*		EQUITABLE CONSERVATIVE GROWTH MF/ETF*		EQUITABLE GROWTH MF/ETF*(c)
	2022	2021	2022	2021	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$1,024,478	$371,304	$84,666	$(172,446)	$17,225
Net realized gain (loss)	(548,847)	(3,852,440)	645,318	2,534,554	(3,047)
Net change in unrealized appreciation (depreciation) of investments	6,454,934	8,220,611	(3,754,085)	(468,041)	(21,044)

Net increase (decrease) in net assets resulting from operations	6,930,565	4,739,475	(3,024,101)	1,894,067	(6,866)

From Contractowners Transactions:
Payments received from contractowners	2,572,522	1,932,146	2,374,789	2,236,703	2,285,908
Transfers between Variable Investment Options including guaranteed interest account, net	9,278,911	1,748,613	(1,362,483)	(1,069,743)	56,794
Redemptions for contract benefits and terminations	(2,332,048)	(2,357,364)	(1,413,919)	(3,710,172)	(5,785)
Contract maintenance charges	(6,832)	(1,563)	(3,093)	(3,078)	—

Net increase (decrease) in net assets resulting from contractowners transactions	9,512,553	1,321,832	(404,706)	(2,546,290)	2,336,917

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	201	—	(47)	251

Net Increase (Decrease) in Net Assets	16,443,118	6,061,508	(3,428,807)	(652,270)	2,330,302
Net Assets — Beginning of Year or Period	19,581,613	13,520,105	22,160,762	22,813,032	—

Net Assets — End of Year or Period	$36,024,731	$19,581,613	$18,731,955	$22,160,762	$2,330,302

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(c)	Units were made available on February 22, 2022.

FSA-134

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQUITABLE MODERATE GROWTH MF/ETF*(c)	FEDERATED HERMES HIGH INCOME BOND FUND II		FEDERATED HERMES KAUFMANN FUND II
	2022	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$13,009	$1,430,387	$989,946	$(314,683)	$(387,911)
Net realized gain (loss)	(3,728)	(786,027)	(226,706)	2,727,561	3,054,800
Net change in unrealized appreciation (depreciation) of investments	(37,687)	(5,456,540)	225,587	(14,115,918)	(2,345,884)

Net increase (decrease) in net assets resulting from operations	(28,406)	(4,812,180)	988,827	(11,703,040)	321,005

From Contractowners Transactions:
Payments received from contractowners	1,060,560	3,468,618	6,284,896	3,124,067	7,086,866
Transfers between Variable Investment Options including guaranteed interest account, net	106,538	(570,398)	3,642,497	(241,137)	287,237
Redemptions for contract benefits and terminations	(29,119)	(2,967,512)	(3,041,334)	(2,190,983)	(1,822,094)
Contract maintenance charges	—	(2,751)	(1,553)	(4,196)	(2,312)

Net increase (decrease) in net assets resulting from contractowners transactions	1,137,979	(72,043)	6,884,506	687,751	5,549,697

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	17	296	41	206	—

Net Increase (Decrease) in Net Assets	1,109,590	(4,883,927)	7,873,374	(11,015,083)	5,870,702
Net Assets — Beginning of Year or Period	—	36,419,512	28,546,138	37,575,731	31,705,029

Net Assets — End of Year or Period	$1,109,590	$31,535,585	$36,419,512	$26,560,648	$37,575,731

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(c)	Units were made available on February 22, 2022.

FSA-135

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO		FIDELITY® VIP FREEDOM 2015 PORTFOLIO		FIDELITY® VIP FREEDOM 2020 PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$1,355	$(1,998)	$2,169	$(5,082)	$2,863	$(10,412)
Net realized gain (loss)	49,699	23,555	61,845	37,960	66,911	147,687
Net change in unrealized appreciation (depreciation) of investments	(171,215)	57,595	(177,965)	7,338	(259,905)	(33,759)

Net increase (decrease) in net assets resulting from operations	(120,161)	79,152	(113,951)	40,216	(190,131)	103,516

From Contractowners Transactions:
Payments received from contractowners	1,248	458	—	—	2,880	12,880
Transfers between Variable Investment Options including guaranteed interest account, net	23,097	(166)	4,260	(231)	(1,023)	—
Redemptions for contract benefits and terminations	(43,718)	(43,826)	(36,437)	(40,281)	(431,554)	(336,916)
Contract maintenance charges	(183)	(189)	(67)	(62)	(77)	(46)

Net increase (decrease) in net assets resulting from contractowners transactions	(19,556)	(43,723)	(32,244)	(40,574)	(429,774)	(324,082)

Net Increase (Decrease) in Net Assets	(139,717)	35,429	(146,195)	(358)	(619,905)	(220,566)
Net Assets — Beginning of Year or Period	702,412	666,983	715,649	716,007	1,206,525	1,427,091

Net Assets — End of Year or Period	$562,695	$702,412	$569,454	$715,649	$586,620	$1,206,525

The accompanying notes are an integral part of these financial statements.

FSA-136

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	FIDELITY® VIP FREEDOM 2025 PORTFOLIO		FIDELITY® VIP FREEDOM 2030 PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$6,193	$(10,943)	$2,110	$(10,032)	$(1,056,160)	$(1,063,891)
Net realized gain (loss)	82,734	155,612	68,916	129,837	7,368,149	22,568,191
Net change in unrealized appreciation (depreciation) of investments	(392,405)	10,292	(357,002)	20,054	(25,730,197)	1,649,510

Net increase (decrease) in net assets resulting from operations	(303,478)	154,961	(285,976)	139,859	(19,418,208)	23,153,810

From Contractowners Transactions:
Payments received from contractowners	—	62,142	80,293	69,386	8,027,451	11,211,031
Transfers between Variable Investment Options including guaranteed interest account, net	(184,442)	107,818	3,166	446,860	(1,996,256)	438,873
Redemptions for contract benefits and terminations	(37,878)	(256,109)	(164,327)	(240,142)	(10,771,679)	(11,658,304)
Contract maintenance charges	(92)	(96)	(45)	(40)	(12,965)	(10,230)

Net increase (decrease) in net assets resulting from contractowners transactions	(222,412)	(86,245)	(80,913)	276,064	(4,753,449)	(18,630)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	875	—

Net Increase (Decrease) in Net Assets	(525,890)	68,716	(366,889)	415,923	(24,170,782)	23,135,180
Net Assets — Beginning of Year or Period	1,769,217	1,700,501	1,622,872	1,206,949	121,311,537	98,176,357

Net Assets — End of Year or Period	$1,243,327	$1,769,217	$1,255,983	$1,622,872	$97,140,755	$121,311,537

The accompanying notes are an integral part of these financial statements.

FSA-137

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO		FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO		FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$3,442,739	$2,183,113	$122,497	$76,642	$77,469	$(233,749)
Net realized gain (loss)	(2,156,918)	3,967,188	213,006	77,188	7,610,961	2,358,460
Net change in unrealized appreciation (depreciation) of investments	(24,532,068)	(2,332,080)	(986,712)	588,477	(17,274,232)	4,974,818

Net increase (decrease) in net assets resulting from operations	(23,246,247)	3,818,221	(651,209)	742,307	(9,585,802)	7,099,529

From Contractowners Transactions:
Payments received from contractowners	15,026,709	19,948,144	669,847	768,885	3,923,706	4,727,572
Transfers between Variable Investment Options including guaranteed interest account, net	(4,900,470)	11,393,369	222,071	258,868	(2,365,835)	352,925
Redemptions for contract benefits and terminations	(18,585,018)	(14,882,342)	(815,003)	(506,419)	(7,426,913)	(6,178,386)
Contract maintenance charges	(14,695)	(10,156)	(396)	(304)	(3,749)	(3,253)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,473,474)	16,449,015	76,519	521,030	(5,872,791)	(1,101,142)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	112	118	—	51	—	—

Net Increase (Decrease) in Net Assets	(31,719,609)	20,267,354	(574,690)	1,263,388	(15,458,593)	5,998,387
Net Assets — Beginning of Year or Period	183,887,262	163,619,908	7,561,996	6,298,608	71,641,833	65,643,446

Net Assets — End of Year or Period	$152,167,653	$183,887,262	$6,987,306	$7,561,996	$56,183,240	$71,641,833

The accompanying notes are an integral part of these financial statements.

FSA-138

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	FRANKLIN ALLOCATION VIP FUND		FRANKLIN INCOME VIP FUND		GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$83,935	$100,699	$3,587,567	$3,386,573	$44,139	$(30,054)
Net realized gain (loss)	558,389	(670,006)	2,246,347	402,470	104,012	49,733
Net change in unrealized appreciation (depreciation) of investments	(5,039,683)	2,899,473	(12,809,630)	10,199,813	69,740	(27,227)

Net increase (decrease) in net assets resulting from operations	(4,397,359)	2,330,166	(6,975,716)	13,988,856	217,891	(7,548)

From Contractowners Transactions:
Payments received from contractowners	835,412	1,871,381	10,221,015	8,524,178	28,253	61,697
Transfers between Variable Investment Options including guaranteed interest account, net	2,336,406	246,889	(33,694)	(842,460)	671,513	381,263
Redemptions for contract benefits and terminations	(2,817,575)	(2,585,585)	(11,858,185)	(11,305,962)	(458,657)	(287,412)
Contract maintenance charges	(1,942)	(2,198)	(7,186)	(5,962)	(445)	(272)

Net increase (decrease) in net assets resulting from contractowners transactions	352,301	(469,513)	(1,678,050)	(3,630,206)	240,664	155,276

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	2,792	7	173	—

Net Increase (Decrease) in Net Assets	(4,045,058)	1,860,653	(8,650,974)	10,358,657	458,728	147,728
Net Assets — Beginning of Year or Period	24,622,512	22,761,859	104,755,160	94,396,503	2,642,122	2,494,394

Net Assets — End of Year or Period	$20,577,454	$24,622,512	$96,104,186	$104,755,160	$3,100,850	$2,642,122

The accompanying notes are an integral part of these financial statements.

FSA-139

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	HARTFORD DISCIPLINED EQUITY HLS FUND		INVESCO V.I. BALANCED- RISK ALLOCATION FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(560,318)	$(1,004,567)	$915,376	$299,302	$126,275	$311,028
Net realized gain (loss)	2,777,044	3,747,793	(142,615)	428,710	7,699,732	1,739,523
Net change in unrealized appreciation (depreciation) of investments	(19,791,344)	14,817,108	(3,608,686)	370,898	(9,805,078)	7,622,446

Net increase (decrease) in net assets resulting from operations	(17,574,618)	17,560,334	(2,835,925)	1,098,910	(1,979,071)	9,672,997

From Contractowners Transactions:
Payments received from contractowners	1,881,441	4,094,799	5,759,287	2,729,156	1,006,447	1,672,490
Transfers between Variable Investment Options including guaranteed interest account, net	(3,491,285)	(4,822,295)	(3,034,877)	299,073	365,672	(3,009,375)
Redemptions for contract benefits and terminations	(6,698,217)	(6,841,864)	(1,682,321)	(1,240,283)	(7,205,509)	(7,921,089)
Contract maintenance charges	(5,797)	(5,553)	(1,310)	(706)	(5,932)	(5,290)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,313,858)	(7,574,913)	1,040,779	1,787,240	(5,839,322)	(9,263,264)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	376	(102)	811	—	314	—

Net Increase (Decrease) in Net Assets	(25,888,100)	9,985,319	(1,794,335)	2,886,150	(7,818,079)	409,733
Net Assets — Beginning of Year or Period	88,479,192	78,493,873	16,323,160	13,437,010	60,984,884	60,575,151

Net Assets — End of Year or Period	$62,591,092	$88,479,192	$14,528,825	$16,323,160	$53,166,805	$60,984,884

The accompanying notes are an integral part of these financial statements.

FSA-140

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	INVESCO V.I. EQUITY AND INCOME FUND		INVESCO V.I. HEALTH CARE FUND		INVESCO V.I. HIGH YIELD FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$36,045	$76,124	$(121,328)	$(119,494)	$1,374,974	$1,629,402
Net realized gain (loss)	3,403,895	742,571	1,664,708	1,657,727	(1,161,030)	(10,728)
Net change in unrealized appreciation (depreciation) of investments	(5,681,124)	2,767,910	(3,349,479)	(427,117)	(5,452,904)	(366,885)

Net increase (decrease) in net assets resulting from operations	(2,241,184)	3,586,605	(1,806,099)	1,111,116	(5,238,960)	1,251,789

From Contractowners Transactions:
Payments received from contractowners	1,807,760	1,324,839	1,023,865	2,506,946	3,333,769	6,364,546
Transfers between Variable Investment Options including guaranteed interest account, net	1,065,780	230,468	(92,344)	291,150	(1,219,307)	2,865,510
Redemptions for contract benefits and terminations	(1,998,981)	(2,115,076)	(719,670)	(765,606)	(4,857,521)	(6,288,259)
Contract maintenance charges	(2,026)	(1,860)	(900)	(432)	(5,571)	(3,737)

Net increase (decrease) in net assets resulting from contractowners transactions	872,533	(561,629)	210,951	2,032,058	(2,748,630)	2,938,060

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	(35)	125	—	102	—

Net Increase (Decrease) in Net Assets	(1,368,651)	3,024,941	(1,595,023)	3,143,174	(7,987,488)	4,189,849
Net Assets — Beginning of Year or Period	24,677,115	21,652,174	12,269,383	9,126,209	49,502,619	45,312,770

Net Assets — End of Year or Period	$23,308,464	$24,677,115	$10,674,360	$12,269,383	$41,515,131	$49,502,619

The accompanying notes are an integral part of these financial statements.

FSA-141

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	INVESCO V.I. MAIN STREET MID CAP FUND		INVESCO V.I. SMALL CAP EQUITY FUND		JANUS HENDERSON BALANCED PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(148,455)	$(149,294)	$(358,210)	$(430,842)	$(426,672)	$(1,232,645)
Net realized gain (loss)	2,123,394	(112,779)	5,321,507	3,039,084	15,085,241	6,946,660
Net change in unrealized appreciation (depreciation) of investments	(4,079,958)	2,790,999	(12,413,646)	2,720,718	(76,027,016)	34,018,747

Net increase (decrease) in net assets resulting from operations	(2,105,019)	2,528,926	(7,450,349)	5,328,960	(61,368,447)	39,732,762

From Contractowners Transactions:
Payments received from contractowners	285,195	835,535	2,102,653	3,405,708	47,746,938	89,231,614
Transfers between Variable Investment Options including guaranteed interest account, net	(259,697)	(39,536)	67,956	512,944	(59,268)	13,303,970
Redemptions for contract benefits and terminations	(1,280,279)	(1,624,539)	(2,968,639)	(3,293,043)	(20,231,098)	(14,230,493)
Contract maintenance charges	(1,429)	(1,299)	(3,858)	(2,375)	(30,983)	(5,984)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,256,210)	(829,839)	(801,888)	623,234	27,425,589	88,299,107

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	1,052	—	801	3,114

Net Increase (Decrease) in Net Assets	(3,361,229)	1,699,087	(8,251,185)	5,952,194	(33,942,057)	128,034,983
Net Assets — Beginning of Year or Period	13,807,141	12,108,054	34,478,540	28,526,346	336,422,350	208,387,367

Net Assets — End of Year or Period	$10,445,912	$13,807,141	$26,227,355	$34,478,540	$302,480,293	$336,422,350

The accompanying notes are an integral part of these financial statements.

FSA-142

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO		JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO		JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$609,772	$388,704	$73,183	$(129,252)	$693,439	$421,658
Net realized gain (loss)	(226,478)	1,547,704	2,087,693	1,802,504	800,380	394,278
Net change in unrealized appreciation (depreciation) of investments	(12,075,210)	(2,920,825)	(8,654,542)	771,591	(5,861,507)	1,182,411

Net increase (decrease) in net assets resulting from operations	(11,691,916)	(984,417)	(6,493,666)	2,444,843	(4,367,688)	1,998,347

From Contractowners Transactions:
Payments received from contractowners	8,027,392	8,179,053	812,365	3,386,887	1,796,232	2,834,851
Transfers between Variable Investment Options including guaranteed interest account, net	(5,504,806)	33,658,890	(682,664)	424,533	(578,504)	906,982
Redemptions for contract benefits and terminations	(6,117,972)	(5,020,833)	(1,462,324)	(1,062,097)	(1,702,572)	(1,589,577)
Contract maintenance charges	(6,236)	(1,971)	(1,010)	(694)	(1,211)	(270)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,601,622)	36,815,139	(1,333,633)	2,748,629	(486,055)	2,151,986

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	1,245	—	99	—	—

Net Increase (Decrease) in Net Assets	(15,293,538)	35,831,967	(7,827,299)	5,193,571	(4,853,743)	4,150,333
Net Assets — Beginning of Year or Period	79,784,977	43,953,010	34,701,222	29,507,651	32,362,906	28,212,573

Net Assets — End of Year or Period	$64,491,439	$79,784,977	$26,873,923	$34,701,222	$27,509,163	$32,362,906

The accompanying notes are an integral part of these financial statements.

FSA-143

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO		MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$5,089,811	$3,613,653	$(136,710)	$(142,985)	$(267,561)	$(310,623)
Net realized gain (loss)	(4,806,447)	4,414,882	2,592,483	1,837,410	3,055,043	4,893,629
Net change in unrealized appreciation (depreciation) of investments	(27,462,623)	(4,929,570)	(5,624,022)	1,874,284	(7,552,186)	317,267

Net increase (decrease) in net assets resulting from operations	(27,179,259)	3,098,965	(3,168,249)	3,568,709	(4,764,704)	4,900,273

From Contractowners Transactions:
Payments received from contractowners	13,355,203	26,057,002	833,949	1,533,554	549,351	838,636
Transfers between Variable Investment Options including guaranteed interest account, net	(1,764,219)	24,529,417	(197,716)	(773,276)	541,568	(499,293)
Redemptions for contract benefits and terminations	(25,056,086)	(15,556,658)	(1,344,085)	(2,096,995)	(2,125,374)	(3,925,843)
Contract maintenance charges	(16,231)	(9,319)	(1,987)	(1,379)	(1,672)	(1,625)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,481,333)	35,020,442	(709,839)	(1,338,096)	(1,036,127)	(3,588,125)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	309	193	—	—	—	—

Net Increase (Decrease) in Net Assets	(40,660,283)	38,119,600	(3,878,088)	2,230,613	(5,800,831)	1,312,148
Net Assets — Beginning of Year or Period	195,924,001	157,804,401	17,937,229	15,706,616	23,349,877	22,037,729

Net Assets — End of Year or Period	$155,263,718	$195,924,001	$14,059,141	$17,937,229	$17,549,046	$23,349,877

The accompanying notes are an integral part of these financial statements.

FSA-144

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	MFS® VALUE SERIES		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$45,680	$34,463	$(257,986)	$(350,418)	$514,160	$(13,078)
Net realized gain (loss)	4,041,149	2,066,922	1,900,300	6,510,700	(4,762,905)	322,382
Net change in unrealized appreciation (depreciation) of investments	(8,215,293)	8,223,279	(9,760,712)	(1,919,146)	(7,563,110)	(3,060,093)

Net increase (decrease) in net assets resulting from operations	(4,128,464)	10,324,664	(8,118,398)	4,241,136	(11,811,855)	(2,750,789)

From Contractowners Transactions:
Payments received from contractowners	5,590,187	7,536,346	248,860	1,281,920	488,470	192,010
Transfers between Variable Investment Options including guaranteed interest account, net	(93,670)	215,655	(1,483,093)	(1,320,806)	(24,400,083)	13,911,604
Redemptions for contract benefits and terminations	(4,105,626)	(3,213,447)	(1,185,988)	(2,019,771)	(4,998,029)	(8,274,067)
Contract maintenance charges	(4,538)	(3,460)	(228,419)	(270,177)	(1,519,317)	(1,874,950)

Net increase (decrease) in net assets resulting from contractowners transactions	1,386,353	4,535,094	(2,648,640)	(2,328,834)	(30,428,959)	3,954,597

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	737	271	—	70,003	—	—

Net Increase (Decrease) in Net Assets	(2,741,374)	14,860,029	(10,767,038)	1,982,305	(42,240,814)	1,203,808
Net Assets — Beginning of Year or Period	55,860,596	41,000,567	24,828,913	22,846,608	93,162,493	91,958,685

Net Assets — End of Year or Period	$53,119,222	$55,860,596	$14,061,875	$24,828,913	$50,921,679	$93,162,493

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-145

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	MULTIMANAGER TECHNOLOGY*		NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(1,289,921)	$(1,555,038)	$(41,854)	$(34,242)	$5,354,225	$521,096
Net realized gain (loss)	9,747,459	23,635,355	597,094	320,059	1,386,688	60,656
Net change in unrealized appreciation (depreciation) of investments	(61,883,571)	(645,869)	(1,010,042)	250,189	(5,906,511)	4,025,869

Net increase (decrease) in net assets resulting from operations	(53,426,033)	21,434,448	(454,802)	536,006	834,402	4,607,621

From Contractowners Transactions:
Payments received from contractowners	9,251,818	19,139,371	150,317	219,377	3,246,764	2,226,042
Transfers between Variable Investment Options including guaranteed interest account, net	(2,118,226)	(993,840)	16,215	204,746	4,896,836	1,793,635
Redemptions for contract benefits and terminations	(6,382,644)	(6,944,252)	(317,418)	(351,886)	(3,827,025)	(1,853,534)
Contract maintenance charges	(252,551)	(318,664)	(303)	(212)	(6,670)	(1,555)

Net increase (decrease) in net assets resulting from contractowners transactions	498,397	10,882,615	(151,189)	72,025	4,309,905	2,164,588

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	2,429	179	—	—	1,292	—

Net Increase (Decrease) in Net Assets	(52,925,207)	32,317,242	(605,991)	608,031	5,145,599	6,772,209
Net Assets — Beginning of Year or Period	138,921,656	106,604,414	3,714,910	3,106,879	21,402,944	14,630,735

Net Assets — End of Year or Period	$85,996,449	$138,921,656	$3,108,919	$3,714,910	$26,548,543	$21,402,944

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-146

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	PIMCO EMERGING MARKETS BOND PORTFOLIO		PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)		PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$398,916	$462,740	$17,463	$245,468	$30,353	$44,145
Net realized gain (loss)	(518,232)	44,491	(248,793)	59,559	586,169	429,998
Net change in unrealized appreciation (depreciation) of investments	(2,305,978)	(1,123,767)	(755,329)	(690,655)	(1,509,922)	(63,962)

Net increase (decrease) in net assets resulting from operations	(2,425,294)	(616,536)	(986,659)	(385,628)	(893,400)	410,181

From Contractowners Transactions:
Payments received from contractowners	429,655	844,654	653,757	1,881,621	280,149	621,912
Transfers between Variable Investment Options including guaranteed interest account, net	(138,917)	549,634	(376,752)	1,306,077	12,516	23,634
Redemptions for contract benefits and terminations	(1,743,253)	(2,294,301)	(686,811)	(369,936)	(164,007)	(110,671)
Contract maintenance charges	(1,264)	(1,338)	(800)	(332)	(319)	(80)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,453,779)	(901,351)	(410,606)	2,817,430	128,339	534,795

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	(110)	—	—

Net Increase (Decrease) in Net Assets	(3,879,073)	(1,517,887)	(1,397,265)	2,431,692	(765,061)	944,976
Net Assets — Beginning of Year or Period	14,476,486	15,994,373	8,082,170	5,650,478	4,382,079	3,437,103

Net Assets — End of Year or Period	$10,597,413	$14,476,486	$6,684,905	$8,082,170	$3,617,018	$4,382,079

The accompanying notes are an integral part of these financial statements.

FSA-147

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	PIMCO INCOME PORTFOLIO		PRINCIPAL BLUE CHIP ACCOUNT(c)	PRINCIPAL EQUITY INCOME ACCOUNT(c)
	2022	2021	2022	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$900,296	$478,209	$(2,872)	$12
Net realized gain (loss)	(619,068)	62,995	(41)	109
Net change in unrealized appreciation (depreciation) of investments	(3,850,063)	(365,273)	(59,794)	(144)

Net increase (decrease) in net assets resulting from operations	(3,568,835)	175,931	(62,707)	(23)

From Contractowners Transactions:
Payments received from contractowners	5,353,709	13,711,431	479,854	990
Transfers between Variable Investment Options including guaranteed interest account, net	(708,492)	3,805,111	179,869	—
Redemptions for contract benefits and terminations	(3,465,661)	(1,268,825)	(1,800)	—
Contract maintenance charges	(2,890)	(693)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	1,176,666	16,247,024	657,923	990

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	660	877	250	—

Net Increase (Decrease) in Net Assets	(2,391,509)	16,423,832	595,466	967
Net Assets — Beginning of Year or Period	38,463,026	22,039,194	—	—

Net Assets — End of Year or Period	$36,071,517	$38,463,026	$595,466	$967

The accompanying notes are an integral part of these financial statements.

(c)	Units were made available on February 22, 2022.

FSA-148

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	PROFUND VP BEAR		PROFUND VP BIOTECHNOLOGY		PUTNAM VT GLOBAL ASSET ALLOCATION FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(1,173)	$(561)	$(523,217)	$(661,165)	$11,908	$(27,383)
Net realized gain (loss)	(13,006)	(15,611)	7,062,513	2,091,789	512,156	207,176
Net change in unrealized appreciation (depreciation) of investments	14,783	(1,264)	(10,820,710)	4,692,363	(1,621,797)	541,103

Net increase (decrease) in net assets resulting from operations	604	(17,436)	(4,281,414)	6,122,987	(1,097,733)	720,896

From Contractowners Transactions:
Payments received from contractowners	8,847	207	521,645	2,021,989	284,011	324,672
Transfers between Variable Investment Options including guaranteed interest account, net	73,811	8,223	(571,446)	(391,008)	(48,090)	(55,802)
Redemptions for contract benefits and terminations	(857)	(392)	(5,425,946)	(5,876,318)	(378,818)	(208,321)
Contract maintenance charges	(5)	(35)	(3,827)	(3,723)	(663)	(341)

Net increase (decrease) in net assets resulting from contractowners transactions	81,796	8,003	(5,479,574)	(4,249,060)	(143,560)	60,208

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	427	—	—	—	—	—

Net Increase (Decrease) in Net Assets	82,827	(9,433)	(9,760,988)	1,873,927	(1,241,293)	781,104
Net Assets — Beginning of Year or Period	30,650	40,083	45,640,536	43,766,609	6,477,329	5,696,225

Net Assets — End of Year or Period	$113,477	$30,650	$35,879,548	$45,640,536	$5,236,036	$6,477,329

The accompanying notes are an integral part of these financial statements.

FSA-149

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND		PUTNAM VT RESEARCH FUND		T. ROWE PRICE EQUITY INCOME PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$5,464	$(23,855)	$(22,494)	$(32,831)	$178,764	$80,088
Net realized gain (loss)	(44,984)	(31,964)	277,214	399,627	1,621,673	2,061,576
Net change in unrealized appreciation (depreciation) of investments	20,736	47,853	(1,142,836)	266,679	(3,208,713)	2,545,972

Net increase (decrease) in net assets resulting from operations	(18,784)	(7,966)	(888,116)	633,475	(1,408,276)	4,687,636

From Contractowners Transactions:
Payments received from contractowners	91,193	145,292	1,202,752	1,356,456	5,286,734	5,822,704
Transfers between Variable Investment Options including guaranteed interest account, net	(38,114)	262,578	(137,912)	420,827	251,104	1,554,616
Redemptions for contract benefits and terminations	(299,103)	(254,526)	(119,925)	(142,418)	(2,187,809)	(1,494,814)
Contract maintenance charges	(263)	(251)	(984)	(170)	(3,549)	(737)

Net increase (decrease) in net assets resulting from contractowners transactions	(246,287)	153,093	943,931	1,634,695	3,346,480	5,881,769

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	49	—	90	634	213

Net Increase (Decrease) in Net Assets	(265,071)	145,176	55,815	2,268,260	1,938,838	10,569,618
Net Assets — Beginning of Year or Period	2,185,708	2,040,532	4,357,960	2,089,700	28,703,470	18,133,852

Net Assets — End of Year or Period	$1,920,637	$2,185,708	$4,413,775	$4,357,960	$30,642,308	$28,703,470

The accompanying notes are an integral part of these financial statements.

FSA-150

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	TEMPLETON DEVELOPING MARKETS VIP FUND		TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP EMERGING MARKETS BOND FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$110,868	$(71,818)	$(1,084,619)	$(1,306,305)	$28,200	$46,821
Net realized gain (loss)	162,940	1,288,564	(5,215,184)	(4,704,610)	(53,600)	551
Net change in unrealized appreciation (depreciation) of investments	(2,947,441)	(2,232,102)	748,255	(343,568)	(65,239)	(103,893)

Net increase (decrease) in net assets resulting from operations	(2,673,633)	(1,015,356)	(5,551,548)	(6,354,483)	(90,639)	(56,521)

From Contractowners Transactions:
Payments received from contractowners	290,409	729,837	2,097,693	5,247,262	22,520	65,753
Transfers between Variable Investment Options including guaranteed interest account, net	(22,565)	(554,986)	(3,365,649)	2,577,778	85,607	106,596
Redemptions for contract benefits and terminations	(1,273,505)	(1,446,731)	(9,807,055)	(12,418,826)	(152,760)	(79,003)
Contract maintenance charges	(995)	(1,218)	(9,095)	(8,308)	(49)	(47)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,006,656)	(1,273,098)	(11,084,106)	(4,602,094)	(44,682)	93,299

Net Increase (Decrease) in Net Assets	(3,680,289)	(2,288,454)	(16,635,654)	(10,956,577)	(135,321)	36,778
Net Assets — Beginning of Year or Period	11,768,939	14,057,393	92,158,370	103,114,947	1,060,186	1,023,408

Net Assets — End of Year or Period	$8,088,650	$11,768,939	$75,522,716	$92,158,370	$924,865	$1,060,186

The accompanying notes are an integral part of these financial statements.

FSA-151

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	VANECK VIP GLOBAL RESOURCES FUND
	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$23,912	$(187,912)
Net realized gain (loss)	1,015,863	454,729
Net change in unrealized appreciation (depreciation) of investments	93,422	2,521,005

Net increase (decrease) in net assets resulting from operations	1,133,197	2,787,822

From Contractowners Transactions:
Payments received from contractowners	231,085	369,317
Transfers between Variable Investment Options including guaranteed interest account, net	(205,689)	(1,142,465)
Redemptions for contract benefits and terminations	(1,899,251)	(2,118,836)
Contract maintenance charges	(2,205)	(1,918)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,876,060)	(2,893,902)

Net Increase (Decrease) in Net Assets	(742,863)	(106,080)
Net Assets — Beginning of Year or Period	16,629,361	16,735,441

Net Assets — End of Year or Period	$15,886,498	$16,629,361

The accompanying notes are an integral part of these financial statements.

FSA-152

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

The change in units outstanding for the years or periods ended December 31, 2022 and 2021 were as follows:

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	81	(69)	12	172	(59)	113

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	455	(566)	(111)	746	(372)	374

1290 VT EQUITY INCOME	IA	114	(98)	16	48	(96)	(48)
1290 VT EQUITY INCOME	IB	216	(316)	(100)	74	(176)	(102)

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	26	(79)	(53)	37	(122)	(85)
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	113	(182)	(69)	125	(99)	26

1290 VT GAMCO SMALL COMPANY VALUE	IA	83	(760)	(677)	108	(1,036)	(928)
1290 VT GAMCO SMALL COMPANY VALUE	IB	369	(516)	(147)	486	(509)	(23)

1290 VT HIGH YIELD BOND	IB	303	(349)	(46)	576	(288)	288

1290 VT MICRO CAP	IB	135	(130)	5	602	(296)	306

1290 VT MODERATE GROWTH ALLOCATION	IB	3,919	(283)	3,636	1,730	(148)	1,582

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	137	(82)	55	65	(10)	55

1290 VT NATURAL RESOURCES	IB	1,710	(675)	1,035	1,092	(574)	518

1290 VT REAL ESTATE	IB	460	(298)	162	333	(219)	114

1290 VT SMALL CAP VALUE	IB	731	(948)	(217)	1,514	(801)	713

1290 VT SMARTBETA EQUITY ESG	IB	395	(457)	(62)	166	(225)	(59)

1290 VT SOCIALLY RESPONSIBLE	IB	153	(185)	(32)	392	(65)	327

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	CLASS B	2	(38)	(36)	1	(15)	(14)

AB VPS GROWTH AND INCOME PORTFOLIO	CLASS B	243	(315)	(72)	299	(181)	118

AB VPS SMALL/MID CAP VALUE PORTFOLIO	CLASS B	235	(122)	113	265	(127)	138

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	206	(205)	1	308	(138)	170

AB VPS SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	CLASS B	20	(63)	(43)	30	(82)	(52)

ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	CLASS III	44	(47)	(3)	31	(67)	(36)

The accompanying notes are an integral part of these financial statements.

FSA-153

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

AMERICAN CENTURY VP INFLATION PROTECTION FUND	CLASS II	829	(583)	246	958	(286)	672

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	1,055	(1,073)	(18)	1,644	(505)	1,139

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	222	(165)	57	459	(138)	321

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	160	(246)	(86)	243	(190)	53

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	CLASS 4	350	(274)	76	778	(230)	548

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	CLASS 4	379	(301)	78	437	(108)	329

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	CLASS P-2	14	(68)	(54)	21	(115)	(94)

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	654	(753)	(99)	842	(615)	227

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	430	(657)	(227)	637	(830)	(193)

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	892	(1,330)	(438)	1,163	(917)	246

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	79	(316)	(237)	228	(255)	(27)

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	61	(134)	(73)	104	(85)	19

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	79	(50)	29	60	(28)	32

DELAWARE IVY VIP ASSET STRATEGY	CLASS II	59	(253)	(194)	78	(713)	(635)

DELAWARE IVY VIP HIGH INCOME	CLASS II	132	(865)	(733)	320	(783)	(463)

DELAWARE VIP EMERGING MARKETS SERIES	SERVICE CLASS	133	(118)	15	279	(157)	122

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	1,382	(1,119)	263	1,424	(878)	546

EQ/400 MANAGED VOLATILITY	IB	151	(521)	(370)	82	(629)	(547)

EQ/500 MANAGED VOLATILITY	IB	2,271	(916)	1,355	79	(1,245)	(1,166)

EQ/2000 MANAGED VOLATILITY	IB	233	(459)	(226)	111	(640)	(529)

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	4,403	(2,626)	1,777	7,016	(924)	6,092

EQ/AB DYNAMIC GROWTH	IB	2,786	(5,187)	(2,401)	2,944	(2,576)	368

The accompanying notes are an integral part of these financial statements.

FSA-154

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/AB DYNAMIC MODERATE GROWTH	IB	13,308	(44,696)	(31,388)	4,273	(19,676)	(15,403)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	970	(911)	59	2,291	(330)	1,961

EQ/AB SMALL CAP GROWTH	IA	673	(206)	467	314	(360)	(46)
EQ/AB SMALL CAP GROWTH	IB	679	(296)	383	508	(219)	289

EQ/AB SUSTAINABLE US THEMATIC	IB	17	(1)	16	—	—	—

EQ/AGGRESSIVE ALLOCATION	A	21	(34)	(13)	18	(179)	(161)
EQ/AGGRESSIVE ALLOCATION	B	393	(101)	292	437	(79)	358

EQ/AGGRESSIVE GROWTH STRATEGY	IB	8,258	(25,532)	(17,274)	11,768	(22,486)	(10,718)

EQ/ALL ASSET GROWTH ALLOCATION	IA	1,674	(308)	1,366	123	(223)	(100)

EQ/ALL ASSET GROWTH ALLOCATION	IB	1,259	(1,192)	67	768	(1,163)	(395)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	666	(1,108)	(442)	483	(911)	(428)

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	1,278	(243)	1,035	1,503	(109)	1,394

EQ/BALANCED STRATEGY	IB	13,446	(45,314)	(31,868)	5,479	(18,303)	(12,824)

EQ/CAPITAL GROUP RESEARCH	IA	7	(40)	(33)	8	(66)	(58)
EQ/CAPITAL GROUP RESEARCH	IB	36	(113)	(77)	6	(56)	(50)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	360	(601)	(241)	488	(553)	(65)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	160	(166)	(6)	455	(92)	363

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	26	(50)	(24)	6	(24)	(18)

EQ/COMMON STOCK INDEX	IA	146	(167)	(21)	159	(174)	(15)
EQ/COMMON STOCK INDEX	IB	658	(396)	262	528	(225)	303

EQ/CONSERVATIVE ALLOCATION	B	1,243	(1,561)	(318)	1,961	(810)	1,151

EQ/CONSERVATIVE GROWTH STRATEGY	IB	8,673	(26,413)	(17,740)	5,492	(11,285)	(5,793)

EQ/CONSERVATIVE STRATEGY	IB	12,953	(23,206)	(10,253)	14,806	(20,586)	(5,780)

EQ/CORE BOND INDEX	IB	3,314	(6,853)	(3,539)	4,795	(3,712)	1,083

EQ/CORE PLUS BOND	B	7,591	(498)	7,093	542	(76)	466

The accompanying notes are an integral part of these financial statements.

FSA-155

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/EMERGING MARKETS EQUITY PLUS	IB	89	(140)	(51)	261	(191)	70

EQ/EQUITY 500 INDEX	IA	530	(1,115)	(585)	9,042	(9,859)	(817)
EQ/EQUITY 500 INDEX	IB	2,131	(1,292)	839	2,977	(913)	2,064

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	1,080	(854)	226	420	(942)	(522)

EQ/FRANKLIN MODERATE ALLOCATION	IB	1,754	(1,695)	59	1,030	(584)	446

EQ/FRANKLIN RISING DIVIDENDS	IB	3,525	(730)	2,795	470	(668)	(198)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IA	3	(16)	(13)	16	(14)	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	37	(121)	(84)	29	(94)	(65)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	7	(42)	(35)	10	(54)	(44)
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	29	(91)	(62)	10	(35)	(25)

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	3,756	(251)	3,505	4,555	(172)	4,383

EQ/GOLDMAN SACHS MID CAP VALUE	IB	50	(264)	(214)	369	(199)	170

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	2,075	(3,992)	(1,917)	2,382	(2,195)	187

EQ/GROWTH STRATEGY	IB	12,819	(40,703)	(27,884)	5,366	(24,071)	(18,705)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,698	(2,828)	(1,130)	1,731	(4,506)	(2,775)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	31	(51)	(20)	29	(47)	(18)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	47	(134)	(87)	24	(73)	(49)

EQ/INTERNATIONAL EQUITY INDEX	IA	440	(254)	186	199	(253)	(54)
EQ/INTERNATIONAL EQUITY INDEX	IB	460	(325)	135	591	(198)	393

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	483	(975)	(492)	144	(1,152)	(1,008)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	6	(14)	(8)	9	(32)	(23)

EQ/INVESCO COMSTOCK	IA	231	(255)	(24)	183	(221)	(38)
EQ/INVESCO COMSTOCK	IB	50	(132)	(82)	36	(88)	(52)

EQ/INVESCO GLOBAL	IA	55	(269)	(214)	90	(274)	(184)
EQ/INVESCO GLOBAL	IB	315	(361)	(46)	339	(275)	64

EQ/INVESCO GLOBAL REAL ASSETS	IB	176	(614)	(438)	268	(549)	(281)

The accompanying notes are an integral part of these financial statements.

FSA-156

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INVESCO MODERATE ALLOCATION	IB	1,232	(2,315)	(1,083)	1,127	(1,204)	(77)

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	10,920	(158)	10,762	2,386	(129)	2,257

EQ/JANUS ENTERPRISE	IA	194	(205)	(11)	102	(277)	(175)
EQ/JANUS ENTERPRISE	IB	360	(405)	(45)	435	(245)	190

EQ/JPMORGAN GROWTH ALLOCATION	IB	11,867	(1,862)	10,005	5,008	(193)	4,815

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	269	(90)	179	73	(80)	(7)
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	2,689	(426)	2,263	1,691	(326)	1,365

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	34	(99)	(65)	4	(78)	(74)

EQ/LARGE CAP GROWTH INDEX	IA	154	(304)	(150)	271	(456)	(185)
EQ/LARGE CAP GROWTH INDEX	IB	697	(422)	275	748	(248)	500

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	11	(24)	(13)	9	(40)	(31)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	62	(150)	(88)	22	(91)	(69)

EQ/LARGE CAP VALUE INDEX	IA	219	(257)	(38)	262	(356)	(94)
EQ/LARGE CAP VALUE INDEX	IB	544	(291)	253	553	(208)	345

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	77	(65)	12	71	(68)	3
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	98	(229)	(131)	22	(108)	(86)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	315	(824)	(509)	540	(1,136)	(596)

EQ/LOOMIS SAYLES GROWTH	IA	966	(243)	723	70	(303)	(233)

EQ/LOOMIS SAYLES GROWTH	IB	986	(254)	732	207	(183)	24

EQ/MFS INTERNATIONAL GROWTH	IA	1,310	(293)	1,017	206	(272)	(66)
EQ/MFS INTERNATIONAL GROWTH	IB	1,225	(556)	669	605	(189)	416

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	863	(1,406)	(543)	774	(1,286)	(512)

EQ/MFS MID CAP FOCUSED GROWTH	IB	44	(256)	(212)	59	(371)	(312)

EQ/MFS TECHNOLOGY	IB	683	(801)	(118)	788	(862)	(74)

EQ/MFS UTILITIES SERIES	IB	644	(497)	147	256	(418)	(162)

EQ/MID CAP INDEX	IA	80	(257)	(177)	419	(532)	(113)
EQ/MID CAP INDEX	IB	472	(341)	131	831	(386)	445

The accompanying notes are an integral part of these financial statements.

FSA-157

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	27	(33)	(6)	44	(35)	9
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	43	(153)	(110)	20	(92)	(72)

EQ/MODERATE ALLOCATION	A	184	(820)	(636)	303	(855)	(552)
EQ/MODERATE ALLOCATION	B	2,117	(1,384)	733	3,339	(882)	2,457

EQ/MODERATE GROWTH STRATEGY	IB	11,344	(58,719)	(47,375)	4,852	(38,218)	(33,366)

EQ/MODERATE-PLUS ALLOCATION	A	25	(184)	(159)	26	(135)	(109)
EQ/MODERATE-PLUS ALLOCATION	B	1,082	(714)	368	1,327	(508)	819

EQ/MONEY MARKET	IA	7,214	(6,015)	1,199	6,439	(9,241)	(2,802)
EQ/MONEY MARKET	IB	73,791	(69,485)	4,306	27,354	(26,436)	918

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	352	(490)	(138)	194	(363)	(169)

EQ/PIMCO GLOBAL REAL RETURN	IB	501	(646)	(145)	986	(567)	419

EQ/PIMCO REAL RETURN	IB	206	(652)	(446)	436	(783)	(347)

EQ/PIMCO TOTAL RETURN ESG	IB	1,064	(2,788)	(1,724)	3,132	(2,791)	341

EQ/PIMCO ULTRA SHORT BOND	IA	1,287	(760)	527	345	(1,242)	(897)
EQ/PIMCO ULTRA SHORT BOND	IB	1,600	(751)	849	918	(539)	379

EQ/QUALITY BOND PLUS	IB	258	(1,203)	(945)	460	(492)	(32)

EQ/SMALL COMPANY INDEX	IA	59	(174)	(115)	349	(412)	(63)
EQ/SMALL COMPANY INDEX	IB	411	(237)	174	605	(333)	272

EQ/T. ROWE PRICE GROWTH STOCK	IA	155	(710)	(555)	304	(581)	(277)
EQ/T. ROWE PRICE GROWTH STOCK	IB	1,256	(859)	397	1,349	(528)	821

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	496	(770)	(274)	752	(527)	225

EQ/ULTRA CONSERVATIVE STRATEGY	IB	275,754	(107,453)	168,301	20,094	(26,491)	(6,397)

EQ/VALUE EQUITY	IA	53	(599)	(546)	124	(676)	(552)
EQ/VALUE EQUITY	IB	183	(284)	(101)	253	(261)	(8)

EQ/WELLINGTON ENERGY	IB	2,979	(1,285)	1,694	1,344	(1,041)	303

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	234	(246)	(12)	218	(376)	(158)

The accompanying notes are an integral part of these financial statements.

FSA-158

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQUITABLE GROWTH MF/ETF	IB	269	(2)	267	—	—	—

EQUITABLE MODERATE GROWTH MF/ETF	IB	130	(3)	127	—	—	—

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	437	(448)	(11)	776	(244)	532

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	300	(254)	46	390	(146)	244

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	5	(5)	—	—	(2)	(2)

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	—	(3)	(3)	1	(2)	(1)

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	3	(30)	(27)	1	(17)	(16)

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	—	(12)	(12)	10	(15)	(5)

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	5	(9)	(4)	29	(16)	13

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	477	(589)	(112)	719	(562)	157

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	1,567	(2,207)	(640)	2,380	(1,035)	1,345

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	107	(102)	5	93	(50)	43

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	414	(782)	(368)	477	(511)	(34)

FRANKLIN ALLOCATION VIP FUND	CLASS 2	306	(232)	74	146	(163)	(17)

FRANKLIN INCOME VIP FUND	CLASS 2	1,095	(1,143)	(48)	838	(1,027)	(189)

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	256	(233)	23	73	(56)	17

HARTFORD DISCIPLINED EQUITY HLS FUND	IC	81	(370)	(289)	154	(401)	(247)

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	503	(441)	62	265	(133)	132

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	122	(345)	(223)	71	(439)	(368)

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	211	(153)	58	109	(148)	(39)

INVESCO V.I. HEALTH CARE FUND	SERIES II	125	(112)	13	214	(89)	125

INVESCO V.I. HIGH YIELD FUND	SERIES II	467	(676)	(209)	765	(491)	274

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	11	(67)	(56)	43	(77)	(34)

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	205	(189)	16	258	(213)	45

The accompanying notes are an integral part of these financial statements.

FSA-159

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	3,094	(1,530)	1,564	5,571	(614)	4,957

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	954	(1,299)	(345)	3,918	(720)	3,198

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	CLASS 2	179	(284)	(105)	300	(114)	186

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	CLASS 2	148	(189)	(41)	317	(151)	166

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	2,027	(2,863)	(836)	3,678	(1,153)	2,525

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	67	(80)	(13)	108	(165)	(57)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	49	(76)	(27)	39	(119)	(80)

MFS® VALUE SERIES	SERVICE CLASS	643	(568)	75	561	(282)	279

MULTIMANAGER AGGRESSIVE EQUITY	IB	59	(122)	(63)	50	(84)	(34)

MULTIMANAGER CORE BOND	IB	838	(3,163)	(2,325)	987	(720)	267

MULTIMANAGER TECHNOLOGY	IB	552	(508)	44	776	(425)	351

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	35	(49)	(14)	55	(46)	9

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,278	(961)	317	733	(488)	245

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	74	(197)	(123)	145	(191)	(46)

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	137	(184)	(47)	304	(46)	258

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	36	(31)	5	54	(17)	37

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	734	(630)	104	1,644	(214)	1,430

PRINCIPAL BLUE CHIP ACCOUNT	CLASS 3	77	(1)	76	—	—	—

PRINCIPAL EQUITY INCOME ACCOUNT	CLASS 3	—	—	—	—	—	—

PROFUND VP BEAR	COMMON SHARES	204	(134)	70	236	(235)	1

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	29	(166)	(137)	89	(184)	(95)

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	22	(32)	(10)	26	(22)	4

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	CLASS IB	24	(51)	(27)	45	(29)	16

PUTNAM VT RESEARCH FUND	CLASS IB	84	(39)	45	126	(49)	77

The accompanying notes are an integral part of these financial statements.

FSA-160

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	568	(372)	196	588	(222)	366

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	86	(177)	(91)	149	(242)	(93)

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	276	(1,436)	(1,160)	1,030	(1,382)	(352)

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	27	(32)	(5)	24	(16)	8

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	230	(423)	(193)	260	(600)	(340)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-161

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements

December 31, 2022

1.	Organization

Separate Account No. 70 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AB Variable Product Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), ALPS Variable Investment Trust, American Century Variable Portfolios II, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., Delaware VIP® Trust, Eaton Vance Variable Trust, EQ Advisors Trust (“EQAT”), EQ Premier VIP Trust (“VIP”), Federated Insurance Series, Fidelity® Variable Insurance Products, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Hartford Series Trust, Inc., Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Principal Variable Contracts Funds, Inc., ProFunds, Putnam Variable Trust, Rydex Variable Trust, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Product Series Fund, Inc.*

•	AB VPS Balanced Hedged Allocation Portfolio(1)
•	AB VPS Growth and Income Portfolio
•	AB VPS Small/Mid Cap Value Portfolio
•	AB VPS Sustainable Global Thematic Portfolio(2)
•	AB VPS Sustainable International Thematic Portfolio(3)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Balanced-Risk Allocation Fund
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Equity and Income Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Main Street Mid Cap Fund
•	Invesco V.I. Small Cap Equity Fund

ALPS Variable Investment Trust

•	ALPS | Red Rocks Global Opportunity Portfolio

American Century Variable Portfolios II, Inc.

•	American Century VP Inflation Protection Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation Fund
•	American Funds Insurance Series® Global Growth Fund
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® Growth-Income Fund
•	American Funds Insurance Series® International Growth and Income Fund
•	American Funds Insurance Series® Managed Risk Asset Allocation Fund
•	American Funds Insurance Series® New World Fund®
•	American Funds Insurance Series® The Bond Fund Of America®

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund
•	BlackRock Large Cap Focus Growth V.I. Fund

Delaware VIP® Trust

•	Delaware VIP Emerging Markets Series

Eaton Vance Variable Trust

•	Eaton Vance VT Floating-Rate Income Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Micro Cap
•	1290 VT Moderate Growth Allocation
•	1290 VT Multi-Alternative Strategies(4)
•	1290 VT Natural Resources(5)
•	1290 VT Real Estate

FSA-162

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Continued)

•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG(6)(7)
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility(8)
•	EQ/2000 Managed Volatility
•	EQ/AB Dynamic Aggressive Growth
•	EQ/AB Dynamic Growth
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth(9)
•	EQ/AB Sustainable Us Thematic
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation(10)
•	EQ/American Century Mid Cap Value
•	EQ/American Century Moderate Growth Allocation
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/ClearBridge Large Cap Growth ESG(11)
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap(12)
•	EQ/Franklin Moderate Allocation
•	EQ/Franklin Rising Dividends(13)
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Growth Allocation
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Goldman Sachs Moderate Growth Allocation
•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index(14)
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Invesco Moderate Allocation
•	EQ/Invesco Moderate Growth Allocation
•	EQ/Janus Enterprise(15)
•	EQ/JPMorgan Growth Allocation
•	EQ/JPMorgan Value Opportunities(16)
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index(17)
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index(18)
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth(19)
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value(20)
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Growth Strategy
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return ESG(21)
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/Ultra Conservative Strategy
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF(22)
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology

EQ Premier VIP Trust*

•	EQ/Aggressive Allocation
•	EQ/Conservative Allocation
•	EQ/Core Plus Bond(23)
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation

Federated Insurance Series

•	Federated Hermes High Income Bond Fund II
•	Federated Hermes Kaufmann Fund II

Fidelity® Variable Insurance Products

•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Freedom 2015 Portfolio
•	Fidelity® VIP Freedom 2020 Portfolio
•	Fidelity® VIP Freedom 2025 Portfolio
•	Fidelity® VIP Freedom 2030 Portfolio

FSA-163

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Continued)

•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Strategic Income Portfolio

First Trust Variable Insurance Trust

•	First Trust Multi Income Allocation Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund

Hartford Series Trust, Inc.

•	Hartford Disciplined Equity HLS Fund

Ivy Variable Insurance Portfolios

•	Delaware Ivy VIP Asset Strategy
•	Delaware Ivy VIP High Income

Janus Aspen Series

•	Janus Henderson Balanced Portfolio
•	Janus Henderson Flexible Bond Portfolio

JPMorgan Insurance Trust

•	JPMorgan Insurance Trust Global Allocation Portfolio
•	JPMorgan Insurance Trust Income Builder Portfolio

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Appreciation Portfolio
•	ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio
•	MFS® Value Series

Neuberger Berman Advisers Management Trust

•	Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio
•	PIMCO Emerging Markets Bond Portfolio
•	PIMCO Global Bond Opportunities Portfolio (Unhedged)
•	PIMCO Global Managed Asset Allocation Portfolio
•	PIMCO Income Portfolio

Principal Variable Contracts Funds, Inc.

•	Principal Blue Chip Account
•	Principal Equity Income Account

ProFunds

•	ProFund VP Bear
•	ProFund VP Biotechnology

Putnam Variable Trust

•	Putnam VT Global Asset Allocation Fund
•	Putnam VT Multi-Asset Absolute Return Fund
•	Putnam VT Research Fund

Rydex Variable Trust

•	Guggenheim VIF Global Managed Futures Strategy Fund

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

Van Eck VIP Trust

•	VanEck VIP Emerging Markets Bond Fund
•	VanEck VIP Global Resources Fund

(1)	Formerly known as AB VPS Balanced Wealth Strategy Portfolio
(2)	Formerly known as AB VPS Global Thematic Growth Portfolio
(3)	Formerly known as AB VPS International Growth Portfolio
(4)	On November 11, 2022, 1290 VT Multi-Alternative Strategies replaced Guggenheim VIF Multi-Hedge Strategies Fund on certain product offered by Equitable Financial.
(5)	On November 11, 2022, 1290 VT Natural Resources replaced Delaware Ivy VIP Natural Resources on certain product offered by Equitable Financial.
(6)	Formerly known as 1290 VT SmartBeta Equity
(7)	On November 11, 2022, 1290 VT SmartBeta Equity ESG replaced Templeton Growth VIP Fund on certain product offered by Equitable Financial.
(8)	On November 11, 2022, EQ/500 Managed Volatility replaced Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio (Formerly Janus Henderson U.S. Low Volatility) on certain product offered by Equitable Financial.
(9)	On November 11, 2022, EQ/AB Small Cap Growth replaced Delaware Ivy VIP Small Cap Growth on certain product offered by Equitable Financial.

FSA-164

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Concluded)

(10)	On November 11, 2022, EQ/All Asset Growth Allocation replaced 7TwelveTM Balanced Portfolio on certain product offered by Equitable Financial.
(11)	Formerly known as EQ/ClearBridge Large Cap Growth
(12)	On November 11, 2022, EQ/Core Plus Bond replaced Putnam VT Diversified Income Fund on certain product offered by Equitable Financial.
(13)	On November 11, 2022, EQ/Fidelity Institutional AM® Large Cap replaced Hartford Capital Appreciation HLS Fund and MFS® Research Series on certain product offered by Equitable Financial.
(14)	On November 11, 2022, EQ/Franklin Rising Dividends replaced ClearBridge Variable Dividend Strategy Portfolio and Delaware Ivy VIP Global Equity Income on certain product offered by Equitable Financial.
(15)	On November 11, 2022, EQ/International Equity Index replaced Templeton Foreign VIP Fund on certain product offered by Equitable Financial.
(16)	On November 11, 2022, EQ/Janus Enterprise replaced Lord Abbett Series Fund—Growth Opportunities Portfolio on certain product offered by Equitable Financial.
(17)	On November 11, 2022, EQ/JPMorgan Value Opportunities replaced Franklin Mutual Shares VIP Fund on certain product offered by Equitable Financial.
(18)	On November 11, 2022, EQ/Large Cap Growth Index replaced Invesco V.I. American Franchise Fund on certain product offered by Equitable Financial.
(19)	On November 11, 2022, EQ/Large Cap Value Index replaced American Century VP Large Company Value on certain product offered by Equitable Financial.
(20)	On November 11, 2022, EQ/Loomis Sayles Growth replaced ClearBridge Variable Aggressive Growth Portfolio on certain product offered by Equitable Financial.
(21)	On November 11, 2022, EQ/MFS International Intrinsic Value replaced Neuberger Berman International Equity Portfolio on certain product offered by Equitable Financial.
(22)	Formerly known as EQ/PIMCO Total Return
(23)	Formerly known as 1290 VT DoubleLine Dynamic Allocation

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable Financial for the Accumulator, Investment Edge and the Retirement Cornerstone Series (collectively, the “Contracts”). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator, Investment Edge and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

FSA-165

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account, and/or fixed maturity options of Separate Account No. 46.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

FSA-166

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2022 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$1,544,506	$1,185,243
1290 VT DoubleLine Opportunistic Bond	5,720,639	6,099,468
1290 VT Equity Income	8,170,232	6,513,873
1290 VT GAMCO Mergers & Acquisitions	2,130,321	3,397,568
1290 VT GAMCO Small Company Value	22,478,819	37,369,397
1290 VT High Yield Bond	4,819,364	4,528,613
1290 VT Micro Cap	2,164,457	1,936,144
1290 VT Moderate Growth Allocation	14,629,645	4,319,390
1290 VT Multi-Alternative Strategies	1,500,781	883,957
1290 VT Natural Resources	20,921,061	7,840,800
1290 VT Real Estate	5,620,862	3,918,195
1290 VT Small Cap Value	12,129,486	14,184,351
1290 VT SmartBeta Equity ESG	6,653,499	6,225,752
1290 VT Socially Responsible	3,527,066	4,211,574
AB VPS Balanced Hedged Allocation Portfolio	383,747	770,624
AB VPS Growth and Income Portfolio	7,895,527	5,863,896
AB VPS Small/Mid Cap Value Portfolio	5,539,477	1,942,925
AB VPS Sustainable Global Thematic Portfolio	4,683,498	4,065,108
AB VPS Sustainable International Thematic Portfolio	1,232,882	1,001,753
ALPS | Red Rocks Global Opportunity Portfolio	1,803,677	792,541
American Century VP Inflation Protection Fund	10,385,158	6,634,992
American Funds Insurance Series® Asset Allocation Fund	33,237,417	18,566,288
American Funds Insurance Series® Global Growth Fund	7,165,077	3,345,615
American Funds Insurance Series® Global Small Capitalization Fund	9,743,587	3,978,869
American Funds Insurance Series® Growth-Income Fund	13,290,786	6,621,440
American Funds Insurance Series® International Growth and Income Fund	11,082,495	3,377,556
American Funds Insurance Series® Managed Risk Asset Allocation Fund	500,089	1,123,255

FSA-167

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
American Funds Insurance Series® New World Fund®	$16,069,209	$10,888,744
American Funds Insurance Series® The Bond Fund Of America®	5,994,396	7,376,496
BlackRock Global Allocation V.I. Fund	13,924,554	20,799,362
BlackRock Large Cap Focus Growth V.I. Fund	7,714,343	14,565,282
ClearBridge Variable Appreciation Portfolio	2,478,252	2,847,621
ClearBridge Variable Mid Cap Portfolio	1,721,105	897,500
Delaware IVY VIP Asset Strategy	2,753,644	3,880,547
Delaware IVY VIP High Income	8,636,114	17,136,007
Delaware VIP Emerging Markets Series	1,834,119	1,445,789
Eaton Vance VT Floating-Rate Income Fund	18,325,689	13,234,388
EQ/400 Managed Volatility	5,154,365	13,516,279
EQ/500 Managed Volatility	36,964,240	27,804,509
EQ/2000 Managed Volatility	6,894,633	11,025,928
EQ/AB Dynamic Aggressive Growth	52,699,036	34,203,835
EQ/AB Dynamic Growth	98,999,501	70,210,531
EQ/AB Dynamic Moderate Growth	245,732,099	643,266,400
EQ/AB Short Duration Government Bond	9,181,465	8,780,879
EQ/AB Small Cap Growth	41,566,909	16,867,097
EQ/AB Sustainable US Thematic	143,458	4,353
EQ/Aggressive Allocation	11,428,451	2,779,694
EQ/Aggressive Growth Strategy	506,980,255	549,596,706
EQ/All Asset Growth Allocation	58,558,578	22,150,907
EQ/American Century Mid Cap Value	33,343,536	27,304,393
EQ/American Century Moderate Growth Allocation	16,186,822	3,602,332
EQ/Balanced Strategy	355,311,008	782,305,748
EQ/Capital Group Research	3,544,978	6,118,268
EQ/ClearBridge Large Cap Growth ESG	16,018,406	15,963,814
EQ/ClearBridge Select Equity Managed Volatility	3,416,925	4,002,574
EQ/Common Stock Index	21,369,450	15,386,642
EQ/Conservative Allocation	14,992,054	16,067,321
EQ/Conservative Growth Strategy	191,754,316	400,356,627
EQ/Conservative Strategy	175,846,054	281,059,999
EQ/Core Bond Index	38,552,977	74,293,300
EQ/Core Plus Bond	27,732,657	5,577,525
EQ/Emerging Markets Equity PLUS	1,440,694	1,465,736
EQ/Equity 500 Index	78,347,912	77,524,656
EQ/Fidelity Institutional AM® Large Cap	37,788,330	28,771,355
EQ/Franklin Moderate Allocation	23,167,180	22,070,377
EQ/Franklin Rising Dividends	83,784,861	18,690,182
EQ/Franklin Small Cap Value Managed Volatility	1,089,706	2,886,317
EQ/Global Equity Managed Volatility	1,456,182	4,134,668
EQ/Goldman Sachs Growth Allocation	45,389,699	5,577,810
EQ/Goldman Sachs Mid Cap Value	4,946,369	8,706,491
EQ/Goldman Sachs Moderate Growth Allocation	28,387,477	54,937,829
EQ/Growth Strategy	634,882,735	914,939,239
EQ/Intermediate Government Bond	17,442,302	29,223,927
EQ/International Core Managed Volatility	1,340,533	2,929,643
EQ/International Equity Index	12,254,928	7,695,118
EQ/International Managed Volatility	6,894,287	12,820,863
EQ/International Value Managed Volatility	111,841	202,153
EQ/Invesco Comstock	14,645,374	12,392,956
EQ/Invesco Global	9,288,837	13,936,244
EQ/Invesco Global Real Assets	4,969,715	10,310,905

FSA-168

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Invesco Moderate Allocation	$15,023,297	$30,158,394
EQ/Invesco Moderate Growth Allocation	29,880,247	3,303,798
EQ/Janus Enterprise	18,754,801	17,988,740
EQ/JPMorgan Growth Allocation	73,968,760	25,319,403
EQ/JPMorgan Value Opportunities	57,289,336	12,873,855
EQ/Large Cap Core Managed Volatility	1,600,051	3,198,041
EQ/Large Cap Growth Index	34,888,024	26,826,803
EQ/Large Cap Growth Managed Volatility	5,139,653	7,669,239
EQ/Large Cap Value Index	18,068,350	13,331,957
EQ/Large Cap Value Managed Volatility	5,731,251	7,754,554
EQ/Lazard Emerging Markets Equity	6,024,506	9,729,117
EQ/Loomis Sayles Growth	68,759,244	16,638,293
EQ/MFS International Growth	15,440,123	14,678,540
EQ/MFS International Intrinsic Value	21,797,213	29,988,066
EQ/MFS Mid Cap Focused Growth	1,850,385	10,440,928
EQ/MFS Technology	17,724,218	28,994,905
EQ/MFS Utilities Series	15,726,215	10,671,619
EQ/Mid Cap Index	19,468,776	16,184,103
EQ/Mid Cap Value Managed Volatility	2,652,995	5,997,930
EQ/Moderate Allocation	48,117,350	33,032,215
EQ/Moderate Growth Strategy	618,561,564	1,136,361,680
EQ/Moderate-Plus Allocation	26,117,924	15,116,180
EQ/Money Market	779,726,541	729,230,593
EQ/Morgan Stanley Small Cap Growth	4,565,878	5,758,982
EQ/PIMCO Global Real Return	9,376,204	7,744,411
EQ/PIMCO Real Return	4,949,903	8,781,852
EQ/PIMCO Total Return ESG	17,077,491	33,684,885
EQ/PIMCO Ultra Short Bond	28,291,984	15,106,467
EQ/Quality Bond PLUS	3,009,958	13,956,879
EQ/Small Company Index	11,735,406	10,289,567
EQ/T. Rowe Price Growth Stock	40,890,599	50,523,355
EQ/T. Rowe Price Health Sciences	14,494,357	27,603,860
EQ/Ultra Conservative Strategy	2,730,803,980	1,088,263,637
EQ/Value Equity	7,789,909	20,965,391
EQ/Wellington Energy	18,833,423	8,296,392
Equitable Conservative Growth MF/ETF	3,758,703	3,573,314
Equitable Growth MF/ETF	2,381,953	27,560
Equitable Moderate Growth MF/ETF	1,183,026	32,039
Federated Hermes High Income Bond Fund II	7,084,251	5,725,611
Federated Hermes Kaufmann Fund II	9,282,435	4,974,025
Fidelity® VIP Asset Manager: Growth Portfolio	138,527	117,543
Fidelity® VIP Freedom 2015 Portfolio	78,954	45,995
Fidelity® VIP Freedom 2020 Portfolio	167,803	487,972
Fidelity® VIP Freedom 2025 Portfolio	126,987	242,839
Fidelity® VIP Freedom 2030 Portfolio	203,828	186,914
Fidelity® VIP Mid Cap Portfolio	16,066,761	14,886,841
Fidelity® VIP Strategic Income Portfolio	23,993,950	28,850,443
First Trust Multi Income Allocation Portfolio	1,650,364	1,344,444
First Trust/Dow Jones Dividend & Income Allocation Portfolio	15,280,456	13,443,920
Franklin Allocation VIP Fund	6,704,824	4,029,949
Franklin Income VIP Fund	23,169,492	19,286,071
Guggenheim VIF Global Managed Futures Strategy Fund	2,418,014	2,117,117
Hartford Disciplined Equity HLS Fund	6,651,945	11,680,875
Invesco V.I. Balanced-Risk Allocation Fund	8,055,017	5,564,427

FSA-169

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
Invesco V.I. Diversified Dividend Fund	$11,005,460	$9,776,263
Invesco V.I. Equity and Income Fund	6,627,725	2,522,752
Invesco V.I. Health Care Fund	3,437,679	1,737,256
Invesco V.I. High Yield Fund	7,402,401	8,775,955
Invesco V.I. Main Street Mid Cap Fund	2,678,092	1,650,052
Invesco V.I. Small Cap Equity Fund	9,043,061	4,562,966
Janus Henderson Balanced Portfolio	66,314,003	29,954,521
Janus Henderson Flexible Bond Portfolio	12,325,068	14,126,086
JPMorgan Insurance Trust Global Allocation Portfolio	4,577,036	3,995,696
JPMorgan Insurance Trust Income Builder Portfolio	3,671,622	2,619,935
Lord Abbett Series Fund — Bond Debenture Portfolio	32,343,970	40,267,049
MFS® Investors Trust Series	3,665,280	2,532,411
MFS® Massachusetts Investors Growth Stock Portfolio	4,656,563	3,333,044
MFS® Value Series	15,193,420	10,426,785
Multimanager Aggressive Equity	5,109,499	5,832,373
Multimanager Core Bond	12,483,996	42,398,795
Multimanager Technology	27,700,997	18,716,434
Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio	971,749	592,250
PIMCO CommodityRealReturn® Strategy Portfolio	19,629,772	9,964,350
PIMCO Emerging Markets Bond Portfolio	1,376,399	2,431,262
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1,560,416	1,850,485
PIMCO Global Managed Asset Allocation Portfolio	1,310,396	427,993
PIMCO Income Portfolio	9,138,882	7,058,219
Principal Blue Chip Account	660,480	4,461
Principal Equity Income Account	1,119	7
ProFund VP Bear	230,913	149,864
ProFund VP Biotechnology	7,822,301	7,148,451
Putnam VT Global Asset Allocation Fund	901,496	516,806
Putnam VT Multi-Asset Absolute Return Fund	257,141	497,964
Putnam VT Research Fund	2,030,057	820,548
T. Rowe Price Equity Income Portfolio	11,852,123	6,735,596
Templeton Developing Markets VIP Fund	1,973,528	2,174,615
Templeton Global Bond VIP Fund	2,538,975	14,707,700
VanEck VIP Emerging Markets Bond Fund	303,739	320,221
VanEck VIP Global Resources Fund	2,520,499	4,372,647

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FSA-170

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

5.	Expenses and Related Party Transactions (Concluded)

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.52% to a high of 1.35% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/AB Sustainable US Thematic, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT and VIP.

FSA-171

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

6.	Reorganizations

In November 2022, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

November 4, 2022	EQ/AXA Investment Managers Moderate Allocation	1290 VT Moderate Growth Allocation

Shares Class	Class IB	Class IB
Shares	2,909,106	8,805,892
Net Asset Value	$10.05	$10.44
Net Assets Before Merger	$29,223,299	$62,734,712
Net Assets After Merger	$—	$91,958,011
Realized Loss	$(3,529,513)

	Removed Portfolio	Surviving Portfolio

November 4, 2022	EQ/First Trust Moderate Growth Allocation	EQ/Invesco Moderate Growth Allocation

Shares Class	Class IB	Class IB
Shares	8,916,163	19,817,640
Net Asset Value	$10.16	$9.53
Net Assets Before Merger	$90,580,924	$98,189,049
Net Assets After Merger	$—	$188,769,973
Unrealized Loss	$(10,928,814)

	Removed Portfolio	Surviving Portfolio

November 4, 2022	EQ/Franklin Growth Allocation	EQ/JPMorgan Growth Allocation

Shares Class	Class IB	Class IB
Shares	6,594,770	38,332,747
Net Asset Value	$9.68	$9.99
Net Assets Before Merger	$63,820,785	$319,214,883
Net Assets After Merger	$—	$383,035,668
Unrealized Loss	$(8,918,749)

	Removed Portfolio	Surviving Portfolio

November 11, 2022	1290 VT Low Volatility Global Equity	EQ/Common Stock Index

Shares Class	Class IB
Shares	799,860
Net Asset Value	$4.90
Net Assets Before Merger	$3,918,352
Net Assets After Merger	$—
Realized Loss	$(2,454,949)

FSA-172

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

6.	Reorganizations (Continued)

	Removed Portfolio	Surviving Portfolio

November 11, 2022	1290 VT Low Volatility Global Equity	EQ/Common Stock Index

Shares Class		Class IA
Shares		1,368,970
Net Asset Value		$39.94
Net Assets Before Merger		$54,126,894
Net Assets After Merger		$54,673,325

Shares Class		Class IB
Shares		1,049,184
Net Asset Value		$39.64
Net Assets Before Merger		$38,221,926
Net Assets After Merger		$41,593,847

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Franklin Strategic Income	EQ/Core Plus Bond

Shares Class	Class IB	Class B
Shares	4,487,022	12,194,346
Net Asset Value	$8.72	$3.41
Net Assets Before Merger	$39,142,357	$2,382,601
Net Assets After Merger	$—	$41,524,958
Realized Loss	$(7,585,708)

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Invesco International Growth	EQ/MFS International Growth

Shares Class	Class IB
Shares	984,630
Net Asset Value	$32.58
Net Assets Before Merger	$32,082,093
Net Assets After Merger	$—
Realized Loss	$(3,917,255)

Shares Class		Class IA
Shares		8,705,674
Net Asset Value		$6.97
Net Assets Before Merger		$37,949,877
Net Assets After Merger		$60,672,432

Shares Class		Class IB
Shares		5,839,598
Net Asset Value		$6.99
Net Assets Before Merger		$31,451,180
Net Assets After Merger		$40,810,718

In June 2021, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

FSA-173

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

6.	Reorganizations (Continued)

	Removed Portfolio	Surviving Portfolio

June 18, 2021	1290 VT Energy	1290 VT Natural Resources

Shares Class	Class IB	Class IB
Shares	1,188,430	1,259,189
Net Asset Value	$5.41	$7.46
Net Assets Before Merger	$6,434,610	$2,962,490
Net Assets After Merger	$—	$9,397,100
Realized Gain	$882,146

Shares Class	Class K	Class K
Shares	115,561	83,729
Net Asset Value	$5.41	$7.47
Net Assets Before Merger	$625,596	$—
Net Assets After Merger	$—	$625,596
Realized Loss	$(369,171)

	Removed Portfolio	Surviving Portfolio

June 18, 2021	EQ/Franklin Balanced Managed Volatility	EQ/Balanced Strategy

Shares Class	Class IA
Shares	402,558
Net Asset Value	$8.57
Net Assets Before Merger	$3,449,858
Net Assets After Merger	$—
Realized Loss	$(671,652)

Shares Class	Class IB
Shares	697,135
Net Asset Value	$8.57
Net Assets Before Merger	$5,975,007
Net Assets After Merger	$—
Realized Loss	$(1,143,474)

Shares Class		Class IB
Shares		20,829,378
Net Asset Value		$17.94
Net Assets Before Merger		$364,191,515
Net Assets After Merger		$373,616,380

	Removed Portfolio	Surviving Portfolio

June 18, 2021	EQ/Global Bond PLUS	EQ/Core Plus Bond

Shares Class	Class IA
Shares	355,422
Net Asset Value	$9.20
Net Assets Before Merger	$3,269,947
Net Assets After Merger	$—
Unrealized Loss	$(19,081)

Shares Class	Class IB
Shares	326,724
Net Asset Value	$9.18
Net Assets Before Merger	$2,998,972
Net Assets After Merger	$—
Unrealized Loss	$(44,751)

FSA-174

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

6.	Reorganizations (Concluded)

	Removed Portfolio	Surviving Portfolio

June 18, 2021	EQ/Global Bond PLUS	EQ/Core Plus Bond

Shares Class		Class B
Shares		1,853,472
Net Asset Value		$4.21
Net Assets Before Merger		$1,540,665
Net Assets After Merger		$7,809,584

7.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable Financial charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Accumulator 11.0 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator 11.0 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Accumulator 11.0 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Accumulator 11.0 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Accumulator 13.0 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator 13.0 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Accumulator 13.0 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Investment Edge(1)	0.70%	0.30%	0.20%	1.20%	1.20%
Investment Edge ADV(1)	0.20%	0.10%	0.00%	0.30%	0.30%
Investment Edge Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Investment Edge 15(1)	0.70%	0.30%	0.10%	1.10%	1.10%
Investment Edge 15 — ADV(1)	0.10%	0.20%	0.00%	0.30%	0.30%
Investment Edge 15 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Investment Edge 21(1)	0.60%	0.30%	0.10%	1.00%	1.00%
Investment Edge 21 — ADV(1)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment Edge 21 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Retirement Cornerstone Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 11 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 11 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone 11 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 11 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone 11 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%
Retirement Cornerstone 12 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 12 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 12 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone 12 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone 12 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%
Retirement Cornerstone 13 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 13 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 13 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%

FSA-175

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Retirement Cornerstone 15 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 15 — Series E	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 15 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 15 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Retirement Cornerstone 17 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 17 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 19 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 19 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

(1)	We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30.	Unit liquidation from account value

Contract Maintenance Fee	Annually on each contract date anniversary.	Depending on the account value, if less than $50,000 the fee is $50, for amounts of $50,000 or higher, $0.	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low — 0%	Unit liquidation from account value

High — 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note — Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

FSA-176

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85 Current charge: $0	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125 Current charge: $65	Unit liquidation from account value

Note — This charge is currently waived. This waiver may discontinue at any time without notice.

Guaranteed Minimum Income Benefit		Current charge: 1.05%. Maximum charge 2.00%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary for which the benefit is in effect.	Current charge: 1.15%. Maximum charge 2.30%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death Benefit	Annually on each contract date anniversary	0.35% of the Annual ratchet to age 80 benefit base.	Unit liquidation from account value

Guaranteed Minimum Death Benefit	Annually on each contract anniversary	Current charge: 1.05%. Maximum charge 2.00%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Greater of Death Benefit	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.05% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.10% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.20% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 1.05% or 1.15% Maximum Charge 2.00% or 2.30%	Unit liquidation from account value

Greater of GMDB	Annually on each contract anniversary	GMBD election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMDB I	Annually on each contract anniversary	GMBD I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMDB II	Annually on each contract anniversary	GMBD II election: 1.25% (max 2.60%)	Unit liquidation from account value

FSA-177

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Greater of GMIB	Annually on each contract anniversary	GMIB election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMIB I	Annually on each contract anniversary	GMIB I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMIB II	Annually on each contract anniversary	GMIB II election: 1.25% (max 2.60%)	Unit liquidation from account value

Greater of Income Benefit	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

Return of Principal Death Benefit Charge	Annually on each contract anniversary	No Charge

Highest Anniversary Value Death Benefit Charge	Annually on each contract anniversary	0.25% — Current Charge (Max. 0.25%)	Unit liquidation from account value

	Annually on each contract anniversary	0.35% — Current Charge (Max. 0.35%)	Unit liquidation from account value

Annual Ratchet Death Benefit Charge	Annually on each contract anniversary	0.25% — Current Charge (Max. 0.25%)	Unit liquidation from account value

Earnings Enhancement Benefit	Annually on each contract date anniversary for which the benefit is in effect.	0.35%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life	Annually on each contract date anniversary for which the benefit is in effect.	GMIB I Conversion: Current charge 1.10%. Maximum charge can be increased to 1.40%, if the GMIB is reset or if the GWBL benefit ratchets after conversion.	Unit liquidation from account value

GMIB II Conversion: Current charge 1.25%. Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

Protected Premium Death Benefit	Annually on each contract anniversary	Depending on the contract and age Current Charge: Ranges from low of 0.60% to age 65 to 20.00% over age 95 Maximum Charge: Ranges from low of 1.20% to age 65 and 40.00% over age 95.	Unit liquidation from account value

Return of Premium Death Benefit Option	Annually on each contract anniversary	Maximum Charge: 0.50% Current charge 0.30%	Unit liquidation from account value

RMD Wealth Guard Death Benefit	Annually on each contract anniversary	Maximum Charge: 1.80% Current charge 0.90%	Unit liquidation from account value

	Annually on each contract anniversary	Maximum Charge: 1.20 (for issue ages 20-64). 2.00% (for issue ages 65-68). Current charge 0.60 )for issue ages 20-64) and 1.00% (for issue ages 65-68).	Unit liquidation from account value

FSA-178

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2022	Lowest contract charge 0.30% Class IB	$17.02	—	—	—	(21.17)%
	Highest contract charge 1.25% Class IB	$15.59	—	—	—	(21.93)%
	All contract charges	—	356	$5,168	1.26%
2021	Lowest contract charge 0.30% Class IB	$21.59	—	—	—	0.70%
	Highest contract charge 1.25% Class IB	$19.97	—	—	—	(0.25)%
	All contract charges	—	344	$6,441	12.91%
2020	Lowest contract charge 0.30% Class IB	$21.44	—	—	—	38.59%
	Highest contract charge 1.25% Class IB	$20.02	—	—	—	37.31%
	All contract charges	—	231	$4,370	1.48%
2019	Lowest contract charge 1.10% Class IB	$13.01	—	—	—	22.50%
	Highest contract charge 1.25% Class IB	$14.58	—	—	—	22.42%
	All contract charges	—	250	$3,477	4.12%
2018	Lowest contract charge 1.10% Class IB	$10.62	—	—	—	(5.26)%
	Highest contract charge 1.25% Class IB	$11.91	—	—	—	(5.48)%
	All contract charges	—	258	$2,934	2.52%

1290 VT DoubleLine Opportunistic Bond
2022	Lowest contract charge 0.00% Class IB(i)	$10.15	—	—	—	(10.73)%
	Highest contract charge 1.70% Class IB	$ 9.05	—	—	—	(14.86)%
	All contract charges	—	3,545	$33,483	3.02%
2021	Lowest contract charge 0.30% Class IB	$11.72	—	—	—	(0.68)%
	Highest contract charge 1.70% Class IB	$10.63	—	—	—	(2.21)%
	All contract charges	—	3,656	$40,321	2.06%
2020	Lowest contract charge 0.30% Class IB	$11.80	—	—	—	3.96%
	Highest contract charge 1.70% Class IB	$10.87	—	—	—	2.55%
	All contract charges	—	3,282	$36,773	2.33%
2019	Lowest contract charge 0.30% Class IB	$11.35	—	—	—	7.79%
	Highest contract charge 1.70% Class IB	$10.60	—	—	—	6.32%
	All contract charges	—	2,795	$30,372	3.15%
2018	Lowest contract charge 1.10% Class IB	$10.24	—	—	—	(2.01)%
	Highest contract charge 1.70% Class IB	$ 9.97	—	—	—	(2.64)%
	All contract charges	—	2,368	$24,048	3.18%

1290 VT Equity Income
2022	Lowest contract charge 1.30% Class IA	$29.34	—	—	—	1.73%
	Highest contract charge 1.70% Class IA	$27.81	—	—	—	1.31%
	All contract charges	—	683	$19,756	1.87%
2021	Lowest contract charge 1.30% Class IA	$28.84	—	—	—	24.74%
	Highest contract charge 1.70% Class IA	$27.45	—	—	—	24.21%
	All contract charges	—	667	$18,990	1.49%
2020	Lowest contract charge 1.30% Class IA	$23.12	—	—	—	(5.79)%
	Highest contract charge 1.70% Class IA	$22.10	—	—	—	(6.16)%
	All contract charges	—	715	$16,315	1.90%

FSA-179

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Equity Income (Continued)
2019	Lowest contract charge 1.30% Class IA	$24.54	—	—	—	22.64%
	Highest contract charge 1.70% Class IA	$23.55	—	—	—	22.15%
	All contract charges	—	857	$20,796	2.24%
2018	Lowest contract charge 1.30% Class IA	$20.01	—	—	—	(12.85)%
	Highest contract charge 1.70% Class IA	$19.28	—	—	—	(13.23)%
	All contract charges	—	944	$18,720	1.95%

1290 VT Equity Income
2022	Lowest contract charge 0.30% Class IB	$19.49	—	—	—	2.74%
	Highest contract charge 1.70% Class IB	$13.36	—	—	—	1.29%
	All contract charges	—	525	$6,928	1.87%
2021	Lowest contract charge 0.30% Class IB	$18.97	—	—	—	26.05%
	Highest contract charge 1.70% Class IB	$13.19	—	—	—	24.20%
	All contract charges	—	625	$7,170	1.49%
2020	Lowest contract charge 1.10% Class IB	$12.56	—	—	—	(5.63)%
	Highest contract charge 1.70% Class IB	$10.62	—	—	—	(6.10)%
	All contract charges	—	727	$6,452	1.90%
2019	Lowest contract charge 1.10% Class IB	$13.31	—	—	—	22.90%
	Highest contract charge 1.70% Class IB	$11.31	—	—	—	22.01%
	All contract charges	—	870	$8,173	2.24%
2018	Lowest contract charge 1.10% Class IB	$10.83	—	—	—	(12.66)%
	Highest contract charge 1.70% Class IB	$ 9.27	—	—	—	(13.20)%
	All contract charges	—	994	$7,411	1.95%

1290 VT GAMCO Mergers & Acquisitions
2022	Lowest contract charge 1.30% Class IA	$14.26	—	—	—	(7.28)%
	Highest contract charge 1.70% Class IA	$13.52	—	—	—	(7.65)%
	All contract charges	—	507	$7,098	0.32%
2021	Lowest contract charge 1.30% Class IA	$15.38	—	—	—	9.94%
	Highest contract charge 1.70% Class IA	$14.64	—	—	—	9.50%
	All contract charges	—	560	$8,475	0.65%
2020	Lowest contract charge 1.30% Class IA	$13.99	—	—	—	(2.58)%
	Highest contract charge 1.70% Class IA	$13.37	—	—	—	(2.98)%
	All contract charges	—	645	$8,877	0.17%
2019	Lowest contract charge 1.30% Class IA	$14.36	—	—	—	7.24%
	Highest contract charge 1.70% Class IA	$13.78	—	—	—	6.82%
	All contract charges	—	765	$10,822	4.08%
2018	Lowest contract charge 1.30% Class IA	$13.39	—	—	—	(6.17)%
	Highest contract charge 1.70% Class IA	$12.90	—	—	—	(6.59)%
	All contract charges	—	840	$11,107	1.48%

1290 VT GAMCO Mergers & Acquisitions
2022	Lowest contract charge 0.00% Class IB(i)	$12.57	—	—	—	(2.71)%
	Highest contract charge 1.25% Class IB	$11.48	—	—	—	(7.19)%
	All contract charges	—	542	$6,108	0.32%
2021	Lowest contract charge 0.30% Class IB	$13.38	—	—	—	11.13%
	Highest contract charge 1.25% Class IB	$12.37	—	—	—	10.05%
	All contract charges	—	611	$7,410	0.65%
2020	Lowest contract charge 0.30% Class IB	$12.04	—	—	—	(1.63)%
	Highest contract charge 1.25% Class IB	$11.24	—	—	—	(2.60)%
	All contract charges	—	585	$6,448	0.17%
2019	Lowest contract charge 0.30% Class IB	$12.24	—	—	—	8.32%
	Highest contract charge 1.25% Class IB	$11.54	—	—	—	7.25%
	All contract charges	—	640	$7,261	4.08%
2018	Lowest contract charge 0.30% Class IB	$11.30	—	—	—	(5.20)%
	Highest contract charge 1.25% Class IB	$10.76	—	—	—	(6.03)%
	All contract charges	—	586	$6,207	1.48%

FSA-180

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Small Company Value
2022	Lowest contract charge 0.65% Class IA	$27.68	—	—	—	(11.28)%
	Highest contract charge 1.70% Class IA	$31.67	—	—	—	(12.17)%
	All contract charges	—	5,525	$182,119	0.52%
2021	Lowest contract charge 1.30% Class IA	$37.88	—	—	—	23.51%
	Highest contract charge 1.70% Class IA	$36.06	—	—	—	22.99%
	All contract charges	—	6,202	$232,166	0.62%
2020	Lowest contract charge 1.30% Class IA	$30.67	—	—	—	8.07%
	Highest contract charge 1.70% Class IA	$29.32	—	—	—	7.68%
	All contract charges	—	7,130	$216,321	0.73%
2019	Lowest contract charge 1.30% Class IA	$28.38	—	—	—	21.75%
	Highest contract charge 1.70% Class IA	$27.23	—	—	—	21.24%
	All contract charges	—	8,032	$225,658	0.59%
2018	Lowest contract charge 0.65% Class IA	$18.82	—	—	—	(16.13)%
	Highest contract charge 1.70% Class IA	$22.46	—	—	—	(17.03)%
	All contract charges	—	8,696	$200,837	0.56%

1290 VT GAMCO Small Company Value
2022	Lowest contract charge 0.00% Class IB(i)	$18.23	—	—	—	(2.57)%
	Highest contract charge 1.25% Class IB	$16.64	—	—	—	(11.82)%
	All contract charges	—	4,232	$66,709	0.52%
2021	Lowest contract charge 0.30% Class IB	$20.40	—	—	—	24.77%
	Highest contract charge 1.25% Class IB	$18.87	—	—	—	23.58%
	All contract charges	—	4,379	$78,299	0.62%
2020	Lowest contract charge 0.30% Class IB	$16.35	—	—	—	9.15%
	Highest contract charge 1.25% Class IB	$15.27	—	—	—	8.14%
	All contract charges	—	4,402	$63,802	0.73%
2019	Lowest contract charge 0.30% Class IB	$14.98	—	—	—	22.99%
	Highest contract charge 1.25% Class IB	$14.12	—	—	—	21.83%
	All contract charges	—	4,327	$58,145	0.59%
2018	Lowest contract charge 0.30% Class IB	$12.18	—	—	—	(15.83)%
	Highest contract charge 1.25% Class IB	$11.59	—	—	—	(16.62)%
	All contract charges	—	3,948	$43,787	0.56%

1290 VT High Yield Bond
2022	Lowest contract charge 0.00% Class IB(i)	$12.69	—	—	—	(6.69)%
	Highest contract charge 1.70% Class IB	$11.58	—	—	—	(11.81)%
	All contract charges	—	1,924	$22,273	5.23%
2021	Lowest contract charge 1.00% Class IB(e)	$12.64	—	—	—	2.76%
	Highest contract charge 1.70% Class IB	$13.13	—	—	—	2.18%
	All contract charges	—	1,970	$25,800	4.59%
2020	Lowest contract charge 1.10% Class IB	$12.28	—	—	—	5.23%
	Highest contract charge 1.70% Class IB	$12.85	—	—	—	4.64%
	All contract charges	—	1,682	$21,593	4.99%
2019	Lowest contract charge 1.10% Class IB	$11.67	—	—	—	11.67%
	Highest contract charge 1.70% Class IB	$12.28	—	—	—	11.03%
	All contract charges	—	1,615	$19,747	5.69%
2018	Lowest contract charge 1.10% Class IB	$10.45	—	—	—	(3.24)%
	Highest contract charge 1.70% Class IB	$11.06	—	—	—	(3.91)%
	All contract charges	—	1,260	$13,910	5.66%

1290 VT Micro Cap
2022	Lowest contract charge 1.00% Class IB	$13.41	—	—	—	(26.64)%
	Highest contract charge 1.65% Class IB	$13.07	—	—	—	(27.15)%
	All contract charges	—	456	$6,099	0.16%
2021	Lowest contract charge 1.00% Class IB(e)	$18.28	—	—	—	(6.83)%
	Highest contract charge 1.65% Class IB	$17.94	—	—	—	9.06%
	All contract charges	—	451	$8,229	0.00%

FSA-181

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Micro Cap (Continued)
2020	Lowest contract charge 1.10% Class IB	$16.65	—	—	—	48.53%
	Highest contract charge 1.65% Class IB	$16.45	—	—	—	47.80%
	All contract charges	—	145	$2,402	0.05%
2019	Lowest contract charge 1.10% Class IB	$11.21	—	—	—	28.11%
	Highest contract charge 1.65% Class IB(a)	$11.13	—	—	—	27.35%
	All contract charges	—	80	$889	0.25%
2018	Lowest contract charge 1.10% Class IB(a)	$ 8.75	—	—	—	(12.06)%
	Highest contract charge 1.30% Class IB(a)	$ 8.75	—	—	—	(11.97)%
	All contract charges	—	8	$66	0.09%

1290 VT Moderate Growth Allocation(j)
2022	Lowest contract charge 1.30% Class IB	$10.70	—	—	—	(18.38)%
	Highest contract charge 1.65% Class IB	$10.55	—	—	—	(18.72)%
	All contract charges	—	8,980	$95,996	1.93%
2021	Lowest contract charge 1.30% Class IB	$13.11	—	—	—	11.01%
	Highest contract charge 1.65% Class IB	$12.98	—	—	—	10.66%
	All contract charges	—	5,344	$70,060	0.89%
2020	Lowest contract charge 1.30% Class IB	$11.81	—	—	—	4.88%
	Highest contract charge 1.65% Class IB	$11.73	—	—	—	4.55%
	All contract charges	—	3,762	$44,418	1.33%
2019	Lowest contract charge 1.30% Class IB(b)	$11.26	—	—	—	10.94%
	Highest contract charge 1.65% Class IB(b)	$11.22	—	—	—	10.54%
	All contract charges	—	1,719	$19,355	2.48%

1290 VT Multi-Alternative Strategies
2022	Lowest contract charge 1.00% Class IB	$ 9.64	—	—	—	(12.20)%
	Highest contract charge 1.70% Class IB(m)	$10.02	—	—	—	(1.38)%
	All contract charges	—	205	$1,983	2.22%
2021	Lowest contract charge 1.00% Class IB(e)	$10.98	—	—	—	0.18%
	Highest contract charge 1.25% Class IB	$10.92	—	—	—	1.77%
	All contract charges	—	150	$1,644	3.31%
2020	Lowest contract charge 1.10% Class IB	$10.77	—	—	—	3.46%
	Highest contract charge 1.25% Class IB	$10.73	—	—	—	3.27%
	All contract charges	—	95	$1,023	0.77%
2019	Lowest contract charge 1.10% Class IB	$10.41	—	—	—	6.44%
	Highest contract charge 1.25% Class IB(a)	$10.39	—	—	—	6.35%
	All contract charges	—	50	$521	3.73%
2018	Lowest contract charge 1.10% Class IB(a)	$ 9.78	—	—	—	(2.40)%
	Highest contract charge 1.10% Class IB(a)	$ 9.78	—	—	—	(2.40)%
	All contract charges	—	1	$14	1.78%

1290 VT Natural Resources(f)
2022	Lowest contract charge 0.30% Class IB	$12.76	—	—	—	32.09%
	Highest contract charge 1.70% Class IB	$11.50	—	—	—	30.24%
	All contract charges	—	2,396	$29,441	4.80%
2021	Lowest contract charge 0.30% Class IB	$ 9.66	—	—	—	29.66%
	Highest contract charge 1.70% Class IB	$ 8.83	—	—	—	27.79%
	All contract charges	—	1,361	$12,868	4.52%
2020	Lowest contract charge 1.10% Class IB	$ 7.86	—	—	—	(16.65)%
	Highest contract charge 1.70% Class IB	$ 6.91	—	—	—	(17.15)%
	All contract charges	—	843	$6,169	4.38%
2019	Lowest contract charge 1.10% Class IB	$ 9.43	—	—	—	9.91%
	Highest contract charge 1.70% Class IB	$ 8.34	—	—	—	9.31%
	All contract charges	—	810	$7,067	4.99%
2018	Lowest contract charge 1.10% Class IB	$ 8.58	—	—	—	(15.05)%
	Highest contract charge 1.70% Class IB	$ 7.63	—	—	—	(15.50)%
	All contract charges	—	739	$5,820	2.69%

FSA-182

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Real Estate
2022	Lowest contract charge 0.30% Class IB	$12.01	—	—	—	(25.31)%
	Highest contract charge 1.70% Class IB	$10.77	—	—	—	(26.33)%
	All contract charges	—	1,491	$15,836	0.17%
2021	Lowest contract charge 0.30% Class IB	$16.08	—	—	—	25.53%
	Highest contract charge 1.70% Class IB	$14.62	—	—	—	23.69%
	All contract charges	—	1,329	$19,275	3.68%
2020	Lowest contract charge 0.30% Class IB	$12.81	—	—	—	(9.28)%
	Highest contract charge 1.70% Class IB	$11.82	—	—	—	(10.59)%
	All contract charges	—	1,215	$14,283	1.40%
2019	Lowest contract charge 0.30% Class IB	$14.12	—	—	—	21.41%
	Highest contract charge 1.70% Class IB	$13.22	—	—	—	19.75%
	All contract charges	—	1,203	$15,893	5.23%
2018	Lowest contract charge 1.10% Class IB	$ 9.88	—	—	—	(6.62)%
	Highest contract charge 1.70% Class IB	$11.04	—	—	—	(7.15)%
	All contract charges	—	1,094	$12,114	3.80%

1290 VT Small Cap Value
2022	Lowest contract charge 0.00% Class IB(i)	$13.88	—	—	—	9.38%
	Highest contract charge 1.70% Class IB	$17.22	—	—	—	(1.60)%
	All contract charges	—	1,739	$24,775	0.42%
2021	Lowest contract charge 0.30% Class IB	$13.86	—	—	—	38.05%
	Highest contract charge 1.70% Class IB	$17.50	—	—	—	36.19%
	All contract charges	—	1,956	$29,314	1.27%
2020	Lowest contract charge 0.30% Class IB	$10.04	—	—	—	(1.76)%
	Highest contract charge 1.70% Class IB(c )	$12.85	—	—	—	28.76%
	All contract charges	—	1,243	$13,820	2.49%
2019	Lowest contract charge 0.30% Class IB(a)	$10.22	—	—	—	25.40%
	Highest contract charge 1.65% Class IB(a)	$10.05	—	—	—	23.77%
	All contract charges	—	163	$1,641	1.64%
2018	Lowest contract charge 1.10% Class IB(a)	$ 8.13	—	—	—	(16.62)%
	Highest contract charge 1.30% Class IB(a)	$ 8.13	—	—	—	(16.62)%
	All contract charges	—	13	$107	1.72%

1290 VT SmartBeta Equity ESG
2022	Lowest contract charge 0.30% Class IB	$19.42	—	—	—	(14.82)%
	Highest contract charge 1.70% Class IB	$12.04	—	—	—	(15.98)%
	All contract charges	—	1,269	$18,151	1.20%
2021	Lowest contract charge 0.30% Class IB	$22.80	—	—	—	22.71%
	Highest contract charge 1.70% Class IB	$14.33	—	—	—	21.03%
	All contract charges	—	1,331	$21,656	1.26%
2020	Lowest contract charge 0.30% Class IB	$18.58	—	—	—	10.66%
	Highest contract charge 1.70% Class IB(c )	$11.84	—	—	—	18.05%
	All contract charges	—	1,390	$18,351	0.54%
2019	Lowest contract charge 0.30% Class IB	$16.79	—	—	—	26.53%
	Highest contract charge 1.65% Class IB(a)	$11.87	—	—	—	24.82%
	All contract charges	—	254	$3,696	1.30%
2018	Lowest contract charge 1.10% Class IB	$11.30	—	—	—	(7.07)%
	Highest contract charge 1.30% Class IB(a)	$ 9.52	—	—	—	(5.65)%
	All contract charges	—	197	$2,315	1.39%

1290 VT Socially Responsible
2022	Lowest contract charge 1.00% Class IB	$17.95	—	—	—	(22.86)%
	Highest contract charge 1.70% Class IB	$21.83	—	—	—	(23.40)%
	All contract charges	—	692	$13,282	0.61%
2021	Lowest contract charge 1.00% Class IB(e)	$23.27	—	—	—	21.07%
	Highest contract charge 1.70% Class IB	$28.50	—	—	—	28.09%
	All contract charges	—	724	$18,241	0.58%

FSA-183

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Socially Responsible (Continued)
2020	Lowest contract charge 1.10% Class IB	$18.04	—	—	—	18.61%
	Highest contract charge 1.70% Class IB	$22.25	—	—	—	17.91%
	All contract charges	—	397	$8,076	0.80%
2019	Lowest contract charge 1.10% Class IB	$15.21	—	—	—	28.90%
	Highest contract charge 1.70% Class IB	$18.87	—	—	—	28.02%
	All contract charges	—	573	$9,553	0.98%
2018	Lowest contract charge 1.10% Class IB	$11.80	—	—	—	(5.45)%
	Highest contract charge 1.70% Class IB	$14.74	—	—	—	(5.99)%
	All contract charges	—	472	$6,185	1.19%

AB VPS Balanced Hedged Allocation Portfolio
2022	Lowest contract charge 1.30% Class B	$17.44	—	—	—	(20.22)%
	Highest contract charge 1.70% Class B	$16.53	—	—	—	(20.57)%
	All contract charges	—	136	$2,317	2.85%
2021	Lowest contract charge 1.30% Class B	$21.86	—	—	—	11.93%
	Highest contract charge 1.70% Class B	$20.81	—	—	—	11.46%
	All contract charges	—	172	$3,713	0.26%
2020	Lowest contract charge 1.30% Class B	$19.53	—	—	—	7.78%
	Highest contract charge 1.70% Class B	$18.67	—	—	—	7.36%
	All contract charges	—	186	$3,584	2.13%
2019	Lowest contract charge 1.30% Class B	$18.12	—	—	—	16.68%
	Highest contract charge 1.70% Class B	$17.39	—	—	—	16.24%
	All contract charges	—	226	$4,063	2.19%
2018	Lowest contract charge 1.30% Class B	$15.53	—	—	—	(7.61)%
	Highest contract charge 1.70% Class B	$14.96	—	—	—	(8.05)%
	All contract charges	—	299	$4,596	1.70%

AB VPS Growth and Income Portfolio
2022	Lowest contract charge 0.30% Class B	$19.53	—	—	—	(4.69)%
	Highest contract charge 1.25% Class B	$18.04	—	—	—	(5.60)%
	All contract charges	—	1,106	$19,618	1.09%
2021	Lowest contract charge 0.30% Class B	$20.49	—	—	—	27.43%
	Highest contract charge 1.25% Class B	$19.11	—	—	—	26.22%
	All contract charges	—	1,178	$22,088	0.64%
2020	Lowest contract charge 0.30% Class B	$16.08	—	—	—	2.16%
	Highest contract charge 1.25% Class B	$15.14	—	—	—	1.20%
	All contract charges	—	1,060	$15,712	1.36%
2019	Lowest contract charge 0.30% Class B	$15.74	—	—	—	23.26%
	Highest contract charge 1.25% Class B	$14.96	—	—	—	22.12%
	All contract charges	—	1,046	$15,320	1.04%
2018	Lowest contract charge 1.10% Class B	$11.87	—	—	—	(6.83)%
	Highest contract charge 1.25% Class B	$12.25	—	—	—	(7.06)%
	All contract charges	—	759	$9,082	0.74%

AB VPS Small/Mid Cap Value Portfolio
2022	Lowest contract charge 0.30% Class B	$15.63	—	—	—	(16.06)%
	Highest contract charge 1.25% Class B	$14.43	—	—	—	(16.88)%
	All contract charges	—	787	$11,200	0.86%
2021	Lowest contract charge 0.30% Class B	$18.62	—	—	—	35.22%
	Highest contract charge 1.25% Class B	$17.36	—	—	—	33.85%
	All contract charges	—	674	$11,535	0.61%
2020	Lowest contract charge 0.30% Class B	$13.77	—	—	—	2.76%
	Highest contract charge 1.25% Class B	$12.97	—	—	—	1.81%
	All contract charges	—	536	$6,833	0.81%
2019	Lowest contract charge 0.30% Class B	$13.40	—	—	—	19.54%
	Highest contract charge 1.25% Class B	$12.74	—	—	—	18.40%
	All contract charges	—	480	$6,015	0.33%

FSA-184

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

AB VPS Small/Mid Cap Value Portfolio (Continued)
2018	Lowest contract charge 0.30% Class B	$11.21	—	—	—	(15.59)%
	Highest contract charge 1.25% Class B	$10.76	—	—	—	(16.39)%
	All contract charges	—	402	$4,259	0.22%

AB VPS Sustainable Global Thematic Portfolio
2022	Lowest contract charge 1.00% Class B	$17.08	—	—	—	(27.90)%
	Highest contract charge 1.25% Class B	$17.65	—	—	—	(28.05)%
	All contract charges	—	480	$8,292	—%
2021	Lowest contract charge 1.00% Class B(e)	$23.69	—	—	—	18.04%
	Highest contract charge 1.25% Class B	$24.53	—	—	—	21.02%
	All contract charges	—	479	$11,464	—%
2020	Lowest contract charge 1.10% Class B	$19.52	—	—	—	37.56%
	Highest contract charge 1.25% Class B	$20.27	—	—	—	37.33%
	All contract charges	—	309	$6,096	0.52%
2019	Lowest contract charge 1.10% Class B	$14.19	—	—	—	28.30%
	Highest contract charge 1.25% Class B	$14.76	—	—	—	28.13%
	All contract charges	—	133	$1,929	0.16%
2018	Lowest contract charge 1.10% Class B	$11.06	—	—	—	(10.95)%
	Highest contract charge 1.25% Class B	$11.52	—	—	—	(11.11)%
	All contract charges	—	117	$1,310	—%

AB VPS Sustainable International Thematic Portfolio
2022	Lowest contract charge 0.65% Class B	$12.68	—	—	—	(28.28)%
	Highest contract charge 1.70% Class B	$12.78	—	—	—	(29.04)%
	All contract charges	—	386	$5,140	0.00%
2021	Lowest contract charge 0.65% Class B	$17.68	—	—	—	7.28%
	Highest contract charge 1.70% Class B	$18.01	—	—	—	6.19%
	All contract charges	—	429	$8,017	0.00%
2020	Lowest contract charge 1.30% Class B	$17.74	—	—	—	27.90%
	Highest contract charge 1.70% Class B	$16.96	—	—	—	27.42%
	All contract charges	—	481	$8,451	1.11%
2019	Lowest contract charge 1.30% Class B	$13.87	—	—	—	25.52%
	Highest contract charge 1.70% Class B	$13.31	—	—	—	25.09%
	All contract charges	—	562	$7,713	0.28%
2018	Lowest contract charge 1.30% Class B	$11.05	—	—	—	(18.63)%
	Highest contract charge 1.70% Class B	$10.64	—	—	—	(19.03)%
	All contract charges	—	652	$7,139	0.41%

ALPS | Red Rocks Global Opportunity Portfolio
2022	Lowest contract charge 1.10% Class III	$13.74	—	—	—	(29.68)%
	Highest contract charge 1.25% Class III	$13.58	—	—	—	(29.82)%
	All contract charges	—	342	$4,681	12.24%
2021	Lowest contract charge 1.10% Class III	$19.54	—	—	—	22.58%
	Highest contract charge 1.25% Class III	$19.35	—	—	—	22.39%
	All contract charges	—	345	$6,732	4.30%
2020	Lowest contract charge 1.10% Class III	$15.94	—	—	—	8.07%
	Highest contract charge 1.25% Class III	$15.81	—	—	—	7.92%
	All contract charges	—	381	$6,066	12.80%
2019	Lowest contract charge 1.10% Class III	$14.75	—	—	—	38.24%
	Highest contract charge 1.25% Class III	$14.65	—	—	—	38.08%
	All contract charges	—	355	$5,227	0.00%
2018	Lowest contract charge 1.10% Class III	$10.67	—	—	—	(13.46)%
	Highest contract charge 1.25% Class III	$10.61	—	—	—	(13.60)%
	All contract charges	—	360	$3,842	5.79%

American Century VP Inflation Protection Fund
2022	Lowest contract charge 0.00% Class II(i)	$11.10	—	—	—	(9.90)%
	Highest contract charge 1.25% Class II	$10.13	—	—	—	(14.23)%
	All contract charges	—	1,964	$20,044	5.07%

FSA-185

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Century VP Inflation Protection Fund (Continued)
2021	Lowest contract charge 0.30% Class II	$12.77	—	—	—	5.98%
	Highest contract charge 1.25% Class II	$11.81	—	—	—	4.98%
	All contract charges	—	1,718	$20,388	3.33%
2020	Lowest contract charge 0.30% Class II	$12.05	—	—	—	9.25%
	Highest contract charge 1.25% Class II	$11.25	—	—	—	8.17%
	All contract charges	—	1,046	$11,812	1.43%
2019	Lowest contract charge 0.30% Class II	$11.03	—	—	—	8.56%
	Highest contract charge 1.25% Class II	$10.40	—	—	—	7.55%
	All contract charges	—	840	$8,757	2.32%
2018	Lowest contract charge 1.10% Class II	$ 9.70	—	—	—	(3.87)%
	Highest contract charge 1.25% Class II	$ 9.67	—	—	—	(4.07)%
	All contract charges	—	817	$7,906	2.97%

American Funds Insurance Series® Asset Allocation Fund
2022	Lowest contract charge 0.00% Class 4(i)	$17.30	—	—	—	(7.39)%
	Highest contract charge 1.25% Class 4	$15.80	—	—	—	(14.73)%
	All contract charges	—	8,410	$127,370	1.68%
2021	Lowest contract charge 1.00% Class 4(e)	$17.07	—	—	—	9.42%
	Highest contract charge 1.25% Class 4	$18.53	—	—	—	13.40%
	All contract charges	—	8,428	$149,510	1.43%
2020	Lowest contract charge 1.10% Class 4	$15.02	—	—	—	10.93%
	Highest contract charge 1.25% Class 4	$16.34	—	—	—	10.78%
	All contract charges	—	7,289	$113,966	1.49%
2019	Lowest contract charge 1.10% Class 4	$13.54	—	—	—	19.61%
	Highest contract charge 1.25% Class 4	$14.75	—	—	—	19.43%
	All contract charges	—	6,917	$97,750	1.82%
2018	Lowest contract charge 1.10% Class 4	$11.32	—	—	—	(5.90)%
	Highest contract charge 1.25% Class 4	$12.35	—	—	—	(6.01)%
	All contract charges	—	5,924	$70,115	1.65%

American Funds Insurance Series® Global Growth Fund
2022	Lowest contract charge 0.00% Class 4(i)	$20.42	—	—	—	(13.40)%
	Highest contract charge 1.25% Class 4	$18.64	—	—	—	(25.86)%
	All contract charges	—	1,517	$25,709	0.45%
2021	Lowest contract charge 0.30% Class 4	$27.19	—	—	—	15.80%
	Highest contract charge 1.25% Class 4	$25.14	—	—	—	14.69%
	All contract charges	—	1,460	$33,399	0.21%
2020	Lowest contract charge 0.30% Class 4	$23.48	—	—	—	29.80%
	Highest contract charge 1.25% Class 4	$21.92	—	—	—	28.49%
	All contract charges	—	1,139	$22,921	0.16%
2019	Lowest contract charge 0.30% Class 4	$18.09	—	—	—	34.40%
	Highest contract charge 1.25% Class 4	$17.06	—	—	—	33.18%
	All contract charges	—	1,101	$17,303	1.01%
2018	Lowest contract charge 0.30% Class 4	$13.46	—	—	—	(9.48)%
	Highest contract charge 1.25% Class 4	$12.81	—	—	—	(10.36)%
	All contract charges	—	922	$10,929	0.58%

American Funds Insurance Series® Global Small Capitalization Fund
2022	Lowest contract charge 0.00% Class 4(i)	$14.89	—	—	—	(17.55)%
	Highest contract charge 1.70% Class 4	$14.74	—	—	—	(30.86)%
	All contract charges	—	1,285	$18,385	0.00%
2021	Lowest contract charge 0.30% Class 4	$21.17	—	—	—	6.12%
	Highest contract charge 1.70% Class 4	$21.32	—	—	—	4.61%
	All contract charges	—	1,371	$28,402	0.00%
2020	Lowest contract charge 0.30% Class 4	$19.95	—	—	—	28.96%
	Highest contract charge 1.70% Class 4	$20.38	—	—	—	27.22%
	All contract charges	—	1,318	$26,285	0.13%

FSA-186

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Global Small Capitalization Fund (Continued)
2019	Lowest contract charge 0.30% Class 4	$15.47	—	—	—	30.88%
	Highest contract charge 1.70% Class 4	$16.02	—	—	—	28.99%
	All contract charges	—	1,397	$21,830	0.01%
2018	Lowest contract charge 0.30% Class 4	$11.82	—	—	—	(11.06)%
	Highest contract charge 1.70% Class 4	$12.42	—	—	—	(12.35)%
	All contract charges	—	1,382	$16,863	0.02%

American Funds Insurance Series® Growth-Income Fund
2022	Lowest contract charge 0.00% Class 4(i)	$22.37	—	—	—	(8.09)%
	Highest contract charge 1.25% Class 4	$20.43	—	—	—	(17.72)%
	All contract charges	—	2,656	$47,978	1.08%
2021	Lowest contract charge 0.30% Class 4	$26.85	—	—	—	23.39%
	Highest contract charge 1.25% Class 4	$24.83	—	—	—	22.26%
	All contract charges	—	2,580	$56,606	1.03%
2020	Lowest contract charge 0.30% Class 4	$21.76	—	—	—	12.92%
	Highest contract charge 1.25% Class 4	$20.31	—	—	—	11.84%
	All contract charges	—	2,032	$36,750	1.21%
2019	Lowest contract charge 0.30% Class 4	$19.27	—	—	—	25.46%
	Highest contract charge 1.25% Class 4	$18.16	—	—	—	24.21%
	All contract charges	—	1,787	$28,986	1.59%
2018	Lowest contract charge 0.30% Class 4	$15.36	—	—	—	(2.35)%
	Highest contract charge 1.25% Class 4	$14.62	—	—	—	(3.24)%
	All contract charges	—	1,461	$19,140	1.51%

American Funds Insurance Series® International Growth and Income Fund
2022	Lowest contract charge 0.00% Class 4(i)	$11.60	—	—	—	(11.72)%
	Highest contract charge 1.25% Class 4	$10.59	—	—	—	(16.55)%
	All contract charges	—	1,328	$13,970	2.79%
2021	Lowest contract charge 0.30% Class 4	$13.72	—	—	—	4.73%
	Highest contract charge 1.25% Class 4	$12.69	—	—	—	3.76%
	All contract charges	—	1,250	$15,733	3.16%
2020	Lowest contract charge 1.10% Class 4	$12.05	—	—	—	4.60%
	Highest contract charge 1.25% Class 4	$12.23	—	—	—	4.44%
	All contract charges	—	921	$11,162	1.37%
2019	Lowest contract charge 1.10% Class 4	$11.52	—	—	—	21.14%
	Highest contract charge 1.25% Class 4	$11.71	—	—	—	20.85%
	All contract charges	—	839	$9,750	2.47%
2018	Lowest contract charge 1.10% Class 4	$ 9.51	—	—	—	(12.43)%
	Highest contract charge 1.25% Class 4	$ 9.69	—	—	—	(12.55)%
	All contract charges	—	715	$6,877	2.31%

American Funds Insurance Series® Managed Risk Asset Allocation Fund
2022	Lowest contract charge 1.30% Class P-2	$14.65	—	—	—	(15.07)%
	Highest contract charge 1.70% Class P-2	$14.07	—	—	—	(15.44)%
	All contract charges	—	319	$4,586	2.14%
2021	Lowest contract charge 1.30% Class P-2	$17.25	—	—	—	11.08%
	Highest contract charge 1.70% Class P-2	$16.64	—	—	—	10.56%
	All contract charges	—	373	$6,363	1.37%
2020	Lowest contract charge 1.30% Class P-2	$15.53	—	—	—	4.51%
	Highest contract charge 1.70% Class P-2	$15.05	—	—	—	4.08%
	All contract charges	—	467	$7,171	1.55%
2019	Lowest contract charge 1.30% Class P-2	$14.86	—	—	—	16.46%
	Highest contract charge 1.70% Class P-2	$14.46	—	—	—	16.05%
	All contract charges	—	488	$7,183	2.29%

FSA-187

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Managed Risk Asset Allocation Fund (Continued)
2018	Lowest contract charge 1.30% Class P-2	$12.76	—	—	—	(6.18)%
	Highest contract charge 1.70% Class P-2	$12.46	—	—	—	(6.53)%
	All contract charges	—	509	$6,445	1.33%

American Funds Insurance Series® New World Fund®
2022	Lowest contract charge 0.00% Class 4(i)	$13.18	—	—	—	(14.08)%
	Highest contract charge 1.70% Class 4	$12.33	—	—	—	(23.61)%
	All contract charges	—	5,128	$64,301	1.10%
2021	Lowest contract charge 0.30% Class 4	$16.95	—	—	—	4.31%
	Highest contract charge 1.70% Class 4	$16.14	—	—	—	2.87%
	All contract charges	—	5,227	$85,442	0.65%
2020	Lowest contract charge 0.30% Class 4	$16.25	—	—	—	22.92%
	Highest contract charge 1.70% Class 4	$15.69	—	—	—	21.16%
	All contract charges	—	5,000	$79,330	0.04%
2019	Lowest contract charge 0.30% Class 4	$13.22	—	—	—	28.47%
	Highest contract charge 1.70% Class 4	$12.95	—	—	—	26.71%
	All contract charges	—	5,102	$66,579	0.77%
2018	Lowest contract charge 0.30% Class 4	$10.29	—	—	—	(14.53)%
	Highest contract charge 1.70% Class 4	$10.22	—	—	—	(15.75)%
	All contract charges	—	5,012	$51,492	0.71%

American Funds Insurance Series® The Bond Fund Of America®
2022	Lowest contract charge 0.65% Class 4	$10.43	—	—	—	(13.30)%
	Highest contract charge 1.70% Class 4	$ 9.49	—	—	—	(14.20)%
	All contract charges	—	3,709	$36,220	2.68%
2021	Lowest contract charge 0.65% Class 4	$12.03	—	—	—	(1.23)%
	Highest contract charge 1.70% Class 4	$11.06	—	—	—	(2.30)%
	All contract charges	—	3,936	$44,674	1.19%
2020	Lowest contract charge 0.65% Class 4	$12.18	—	—	—	8.65%
	Highest contract charge 1.70% Class 4	$11.32	—	—	—	7.50%
	All contract charges	—	4,129	$47,832	2.04%
2019	Lowest contract charge 0.65% Class 4	$11.21	—	—	—	8.41%
	Highest contract charge 1.70% Class 4	$10.53	—	—	—	7.23%
	All contract charges	—	3,573	$38,403	2.50%
2018	Lowest contract charge 0.65% Class 4	$10.34	—	—	—	(1.62)%
	Highest contract charge 1.70% Class 4	$ 9.82	—	—	—	(2.58)%
	All contract charges	—	3,487	$34,807	2.13%

BlackRock Global Allocation V.I. Fund
2022	Lowest contract charge 0.00% Class III(i)	$13.95	—	—	—	(10.58)%
	Highest contract charge 1.70% Class III	$15.07	—	—	—	(17.52)%
	All contract charges	—	6,736	$95,234	0.00%
2021	Lowest contract charge 0.30% Class III	$16.62	—	—	—	6.13%
	Highest contract charge 1.70% Class III	$18.27	—	—	—	4.64%
	All contract charges	—	7,174	$123,356	0.83%
2020	Lowest contract charge 0.30% Class III	$15.66	—	—	—	20.37%
	Highest contract charge 1.70% Class III	$17.46	—	—	—	18.61%
	All contract charges	—	6,928	$115,095	1.28%
2019	Lowest contract charge 1.10% Class III	$11.47	—	—	—	16.45%
	Highest contract charge 1.70% Class III	$14.72	—	—	—	15.81%
	All contract charges	—	7,684	$107,424	1.24%
2018	Lowest contract charge 0.30% Class III	$11.09	—	—	—	(7.81)%
	Highest contract charge 1.70% Class III	$12.71	—	—	—	(9.21)%
	All contract charges	—	8,626	$104,285	0.84%

FSA-188

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

BlackRock Large Cap Focus Growth V.I. Fund
2022	Lowest contract charge 1.30% Class III	$36.04	—	—	—	(39.05)%
	Highest contract charge 1.70% Class III	$34.17	—	—	—	(39.30)%
	All contract charges	—	1,604	$57,223	0.00%
2021	Lowest contract charge 1.30% Class III	$59.13	—	—	—	16.24%
	Highest contract charge 1.70% Class III	$56.29	—	—	—	15.78%
	All contract charges	—	1,841	$107,803	0.00%
2020	Lowest contract charge 1.30% Class III	$50.87	—	—	—	41.58%
	Highest contract charge 1.70% Class III	$48.62	—	—	—	41.01%
	All contract charges	—	1,868	$94,133	0.00%
2019	Lowest contract charge 1.30% Class III	$35.93	—	—	—	30.61%
	Highest contract charge 1.70% Class III	$34.48	—	—	—	30.06%
	All contract charges	—	1,806	$64,298	0.00%
2018	Lowest contract charge 1.30% Class III	$27.51	—	—	—	1.44%
	Highest contract charge 1.70% Class III	$26.51	—	—	—	1.03%
	All contract charges	—	2,054	$55,833	0.00%

ClearBridge Variable Appreciation Portfolio
2022	Lowest contract charge 1.30 % Class II	$18.46	—	—	—	(13.78)%
	Highest contract charge 1.70% Class II	$17.88	—	—	—	(14.12)%
	All contract charges	—	1,199	$22,080	0.80%
2021	Lowest contract charge 1.30 % Class II	$21.41	—	—	—	21.72%
	Highest contract charge 1.70% Class II	$20.82	—	—	—	21.19%
	All contract charges	—	1,272	$27,204	0.40%
2020	Lowest contract charge 1.30 % Class II	$17.59	—	—	—	12.97%
	Highest contract charge 1.70% Class II	$17.18	—	—	—	12.58%
	All contract charges	—	1,253	$22,000	0.87%
2019	Lowest contract charge 1.30 % Class II	$15.57	—	—	—	27.83%
	Highest contract charge 1.70% Class II	$15.26	—	—	—	27.27%
	All contract charges	—	1,227	$19,083	1.28%
2018	Lowest contract charge 1.30 % Class II	$12.18	—	—	—	(3.26)%
	Highest contract charge 1.70% Class II	$11.99	—	—	—	(3.62)%
	All contract charges	—	1,137	$13,831	1.18%

ClearBridge Variable Mid Cap Portfolio
2022	Lowest contract charge 1.30 % Class II	$14.07	—	—	—	(26.45)%
	Highest contract charge 1.70% Class II	$13.63	—	—	—	(26.76)%
	All contract charges	—	517	$7,253	0.10%
2021	Lowest contract charge 1.30 % Class II	$19.13	—	—	—	26.69%
	Highest contract charge 1.70% Class II	$18.61	—	—	—	26.26%
	All contract charges	—	488	$9,320	0.03%
2020	Lowest contract charge 1.30 % Class II	$15.10	—	—	—	13.62%
	Highest contract charge 1.70% Class II	$14.74	—	—	—	13.12%
	All contract charges	—	456	$6,873	0.04%
2019	Lowest contract charge 1.30 % Class II	$13.29	—	—	—	30.94%
	Highest contract charge 1.70% Class II	$13.03	—	—	—	30.43%
	All contract charges	—	437	$5,779	0.37%
2018	Lowest contract charge 1.30 % Class II	$10.15	—	—	—	(13.98)%
	Highest contract charge 1.70% Class II	$ 9.99	—	—	—	(14.32)%
	All contract charges	—	422	$4,270	0.19%

Delaware Ivy VIP Asset Strategy
2022	Lowest contract charge 1.10% Class II	$11.56	—	—	—	(15.62)%
	Highest contract charge 1.70% Class II	$13.71	—	—	—	(16.15)%
	All contract charges	—	1,450	$19,188	1.51%
2021	Lowest contract charge 1.10% Class II	$13.70	—	—	—	9.16%
	Highest contract charge 1.70% Class II	$16.35	—	—	—	8.57%
	All contract charges	—	1,644	$25,984	1.35%

FSA-189

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Delaware Ivy VIP Asset Strategy (Continued)
2020	Lowest contract charge 1.10% Class II	$12.55	—	—	—	12.66%
	Highest contract charge 1.70% Class II	$15.06	—	—	—	11.89%
	All contract charges	—	2,279	$33,335	1.97%
2019	Lowest contract charge 1.10% Class II	$11.14	—	—	—	20.43%
	Highest contract charge 1.70% Class II	$13.46	—	—	—	19.75%
	All contract charges	—	2,650	$34,475	2.07%
2018	Lowest contract charge 0.30% Class II	$ 9.82	—	—	—	(5.76)%
	Highest contract charge 1.70% Class II	$11.24	—	—	—	(7.03)%
	All contract charges	—	2,983	$32,373	1.83%

Delaware Ivy VIP High Income
2022	Lowest contract charge 0.65% Class II	$16.56	—	—	—	(11.54)%
	Highest contract charge 1.70% Class II	$16.80	—	—	—	(12.45)%
	All contract charges	—	4,869	$84,944	6.58%
2021	Lowest contract charge 0.65% Class II	$18.72	—	—	—	5.35%
	Highest contract charge 1.70% Class II	$19.19	—	—	—	4.24%
	All contract charges	—	5,602	$111,395	5.89%
2020	Lowest contract charge 0.65% Class II	$17.77	—	—	—	5.33%
	Highest contract charge 1.70% Class II	$18.41	—	—	—	4.25%
	All contract charges	—	6,065	$115,402	7.20%
2019	Lowest contract charge 0.65% Class II	$16.87	—	—	—	10.48%
	Highest contract charge 1.70% Class II	$17.66	—	—	—	9.28%
	All contract charges	—	6,866	$124,962	6.60%
2018	Lowest contract charge 0.65% Class II	$15.27	—	—	—	(2.74)%
	Highest contract charge 1.70% Class II	$16.16	—	—	—	(3.81)%
	All contract charges	—	7,344	$121,832	6.36%

Delaware VIP Emerging Markets Series
2022	Lowest contract charge 0.30% Service Class	$10.66	—	—	—	(28.02)%
	Highest contract charge 1.25% Service Class	$ 9.76	—	—	—	(28.71)%
	All contract charges	—	755	$7,736	3.81%
2021	Lowest contract charge 0.30% Service Class	$14.81	—	—	—	(3.39)%
	Highest contract charge 1.25% Service Class	$13.69	—	—	—	(4.40)%
	All contract charges	—	740	$10,623	0.06%
2020	Lowest contract charge 1.10% Service Class	$15.18	—	—	—	23.31%
	Highest contract charge 1.25% Service Class	$14.32	—	—	—	23.13%
	All contract charges	—	618	$9,236	0.47%
2019	Lowest contract charge 1.10% Service Class	$12.31	—	—	—	20.92%
	Highest contract charge 1.25% Service Class	$11.63	—	—	—	20.77%
	All contract charges	—	575	$6,974	0.39%
2018	Lowest contract charge 1.10% Service Class	$10.18	—	—	—	(16.97)%
	Highest contract charge 1.25% Service Class	$ 9.63	—	—	—	(17.05)%
	All contract charges	—	439	$4,376	2.86%

Eaton Vance VT Floating-Rate Income Fund
2022	Lowest contract charge 0.00% Initial Class(i)	$12.15	—	—	—	(2.17)%
	Highest contract charge 1.70% Initial Class	$10.65	—	—	—	(4.40)%
	All contract charges	—	5,322	$58,678	4.61%
2021	Lowest contract charge 0.30% Initial Class	$12.49	—	—	—	3.31%
	Highest contract charge 1.70% Initial Class	$11.14	—	—	—	1.92%
	All contract charges	—	5,059	$58,057	2.89%

FSA-190

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Eaton Vance VT Floating-Rate Income Fund (Continued)
2020	Lowest contract charge 0.30% Initial Class	$12.09	—	—	—	1.68%
	Highest contract charge 1.70% Initial Class	$10.93	—	—	—	0.28%
	All contract charges	—	4,513	$50,569	3.30%
2019	Lowest contract charge 0.30% Initial Class	$11.89	—	—	—	6.83%
	Highest contract charge 1.70% Initial Class	$10.90	—	—	—	5.21%
	All contract charges	—	4,677	$52,057	4.30%
2018	Lowest contract charge 0.30% Initial Class	$11.13	—	—	—	(0.45)%
	Highest contract charge 1.70% Initial Class	$10.36	—	—	—	(1.80)%
	All contract charges	—	4,393	$46,214	3.81%

EQ/400 Managed Volatility
2022	Lowest contract charge 1.30% Class IB	$28.81	—	—	—	(16.61)%
	Highest contract charge 1.70% Class IB	$27.32	—	—	—	(16.94)%
	All contract charges	—	1,546	$41,304	0.69%
2021	Lowest contract charge 1.30% Class IB	$34.55	—	—	—	22.04%
	Highest contract charge 1.70% Class IB	$32.89	—	—	—	21.54%
	All contract charges	—	1,916	$60,434	0.37%
2020	Lowest contract charge 1.30% Class IB	$28.31	—	—	—	11.99%
	Highest contract charge 1.70% Class IB	$27.06	—	—	—	11.54%
	All contract charges	—	2,463	$64,136	0.68%
2019	Lowest contract charge 0.65% Class IB	$22.43	—	—	—	24.13%
	Highest contract charge 1.70% Class IB	$24.26	—	—	—	22.77%
	All contract charges	—	2,787	$64,841	0.93%
2018	Lowest contract charge 0.65% Class IB	$18.07	—	—	—	(12.83)%
	Highest contract charge 1.70% Class IB	$19.76	—	—	—	(13.75)%
	All contract charges	—	3,091	$58,913	0.89%

EQ/500 Managed Volatility
2022	Lowest contract charge 0.30% Class IB(m)	$10.08	—	—	—	(3.82)%
	Highest contract charge 1.70% Class IB	$29.37	—	—	—	(21.34)%
	All contract charges	—	5,394	$121,069	0.92%
2021	Lowest contract charge 1.30% Class IB	$39.22	—	—	—	25.95%
	Highest contract charge 1.70% Class IB	$37.34	—	—	—	25.47%
	All contract charges	—	4,039	$148,852	0.50%
2020	Lowest contract charge 1.30% Class IB	$31.14	—	—	—	15.50%
	Highest contract charge 1.70% Class IB	$29.76	—	—	—	15.04%
	All contract charges	—	5,205	$153,102	0.95%
2019	Lowest contract charge 0.65% Class IB	$26.01	—	—	—	29.08%
	Highest contract charge 1.70% Class IB	$25.87	—	—	—	27.69%
	All contract charges	—	6,094	$155,911	1.46%
2018	Lowest contract charge 0.65% Class IB	$20.15	—	—	—	(6.67)%
	Highest contract charge 1.70% Class IB	$20.26	—	—	—	(7.66)%
	All contract charges	—	6,960	$139,884	1.03%

EQ/2000 Managed Volatility
2022	Lowest contract charge 1.30% Class IB	$24.87	—	—	—	(23.41)%
	Highest contract charge 1.70% Class IB	$23.58	—	—	—	(23.71)%
	All contract charges	—	1,724	$40,707	0.69%
2021	Lowest contract charge 1.30% Class IB	$32.47	—	—	—	12.47%
	Highest contract charge 1.70% Class IB	$30.91	—	—	—	11.99%
	All contract charges	—	1,950	$59,130	0.35%
2020	Lowest contract charge 1.30% Class IB	$28.87	—	—	—	17.74%
	Highest contract charge 1.70% Class IB	$27.60	—	—	—	17.30%
	All contract charges	—	2,479	$67,180	0.74%
2019	Lowest contract charge 0.65% Class IB	$21.23	—	—	—	23.65%
	Highest contract charge 1.70% Class IB	$23.53	—	—	—	22.30%
	All contract charges	—	2,923	$67,161	0.88%

FSA-191

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/2000 Managed Volatility (Continued)
2018	Lowest contract charge 0.65% Class IB	$17.17	—	—	—	(12.49)%
	Highest contract charge 1.70% Class IB	$19.24	—	—	—	(13.41)%
	All contract charges	—	3,194	$60,105	0.73%

EQ/AB Dynamic Aggressive Growth
2022	Lowest contract charge 1.30% Class IB	$10.66	—	—	—	(17.56)%
	Highest contract charge 1.65% Class IB	$10.47	—	—	—	(17.82)%
	All contract charges	—	33,238	$354,120	0.00%
2021	Lowest contract charge 1.30% Class IB	$12.93	—	—	—	15.86%
	Highest contract charge 1.65% Class IB	$12.74	—	—	—	15.40%
	All contract charges	—	31,461	$406,562	0.15%
2020	Lowest contract charge 1.30% Class IB	$11.16	—	—	—	1.36%
	Highest contract charge 1.65% Class IB	$11.04	—	—	—	1.10%
	All contract charges	—	25,369	$283,046	0.71%
2019	Lowest contract charge 1.30% Class IB	$11.01	—	—	—	18.26%
	Highest contract charge 1.65% Class IB	$10.92	—	—	—	17.80%
	All contract charges	—	18,081	$198,980	0.92%
2018	Lowest contract charge 1.30% Class IB	$ 9.31	—	—	—	(9.26)%
	Highest contract charge 1.65% Class IB	$ 9.27	—	—	—	(9.56)%
	All contract charges	—	8,882	$82,654	2.44%

EQ/AB Dynamic Growth
2022	Lowest contract charge 1.30% Class IB	$11.35	—	—	—	(16.61)%
	Highest contract charge 1.70% Class IB	$11.00	—	—	—	(16.98)%
	All contract charges	—	65,053	$736,330	0.00%
2021	Lowest contract charge 1.30% Class IB	$13.61	—	—	—	13.32%
	Highest contract charge 1.70% Class IB	$13.25	—	—	—	12.96%
	All contract charges	—	67,454	$915,951	0.56%
2020	Lowest contract charge 1.30% Class IB	$12.01	—	—	—	2.39%
	Highest contract charge 1.70% Class IB	$11.73	—	—	—	1.91%
	All contract charges	—	67,086	$803,737	1.03%
2019	Lowest contract charge 1.30% Class IB	$11.73	—	—	—	16.37%
	Highest contract charge 1.70% Class IB	$11.51	—	—	—	15.91%
	All contract charges	—	65,564	$767,341	0.90%
2018	Lowest contract charge 1.30% Class IB	$10.08	—	—	—	(8.20)%
	Highest contract charge 1.70% Class IB	$ 9.93	—	—	—	(8.56)%
	All contract charges	—	59,844	$602,293	1.05%

EQ/AB Dynamic Moderate Growth
2022	Lowest contract charge 0.30% Class IB	$13.18	—	—	—	(14.86)%
	Highest contract charge 1.70% Class IB	$13.06	—	—	—	(16.07)%
	All contract charges	—	113,846	$1,541,093	0.53%
2021	Lowest contract charge 0.30% Class IB	$15.48	—	—	—	11.69%
	Highest contract charge 1.70% Class IB	$15.56	—	—	—	10.12%
	All contract charges	—	145,234	$2,332,669	1.41%
2020	Lowest contract charge 0.30% Class IB	$13.86	—	—	—	4.13%
	Highest contract charge 1.70% Class IB	$14.13	—	—	—	2.69%
	All contract charges	—	160,637	$2,335,882	0.78%
2019	Lowest contract charge 0.30% Class IB	$13.31	—	—	—	15.44%
	Highest contract charge 1.70% Class IB	$13.76	—	—	—	13.81%
	All contract charges	—	187,695	$2,649,446	1.13%
2018	Lowest contract charge 0.30% Class IB	$11.53	—	—	—	(6.11)%
	Highest contract charge 1.70% Class IB	$12.09	—	—	—	(7.43)%
	All contract charges	—	190,184	$2,350,637	1.12%

FSA-192

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Short Duration Government Bond
2022	Lowest contract charge 0.30% Class IB	$ 9.89	—	—	—	(2.18)%
	Highest contract charge 1.25% Class IB	$ 9.06	—	—	—	(3.10)%
	All contract charges	—	2,836	$26,286	0.54%
2021	Lowest contract charge 0.30% Class IB	$10.11	—	—	—	(0.59)%
	Highest contract charge 1.25% Class IB	$ 9.35	—	—	—	(1.58)%
	All contract charges	—	2,777	$26,505	0.78%
2020	Lowest contract charge 0.30% Class IB	$10.17	—	—	—	0.59%
	Highest contract charge 1.25% Class IB	$ 9.50	—	—	—	(0.31)%
	All contract charges	—	816	$7,904	0.97%
2019	Lowest contract charge 0.30% Class IB	$10.11	—	—	—	2.22%
	Highest contract charge 1.25% Class IB	$ 9.53	—	—	—	1.28%
	All contract charges	—	638	$6,186	2.25%
2018	Lowest contract charge 1.10% Class IB	$ 9.70	—	—	—	0.00%
	Highest contract charge 1.25% Class IB	$ 9.41	—	—	—	(0.11)%
	All contract charges	—	332	$3,172	1.57%

EQ/AB Small Cap Growth
2022	Lowest contract charge 0.65% Class IA	$28.48	—	—	—	(28.92)%
	Highest contract charge 1.70% Class IA	$32.77	—	—	—	(29.66)%
	All contract charges	—	2,040	$69,507	0.17%
2021	Lowest contract charge 1.30% Class IA	$48.94	—	—	—	11.46%
	Highest contract charge 1.70% Class IA	$46.59	—	—	—	11.01%
	All contract charges	—	1,573	$76,041	0.00%
2020	Lowest contract charge 1.30% Class IA	$43.91	—	—	—	34.28%
	Highest contract charge 1.70% Class IA	$41.97	—	—	—	33.75%
	All contract charges	—	1,619	$70,279	0.09%
2019	Lowest contract charge 1.30% Class IA	$32.70	—	—	—	26.16%
	Highest contract charge 1.70% Class IA	$31.38	—	—	—	25.62%
	All contract charges	—	1,645	$53,188	0.17%
2018	Lowest contract charge 1.30% Class IA	$25.92	—	—	—	(9.08)%
	Highest contract charge 1.70% Class IA	$24.98	—	—	—	(9.46)%
	All contract charges	—	1,729	$44,250	0.13%

EQ/AB Small Cap Growth
2022	Lowest contract charge 0.30% Class IB	$18.12	—	—	—	(28.69)%
	Highest contract charge 1.70% Class IB	$44.43	—	—	—	(29.68)%
	All contract charges	—	2,340	$39,247	0.17%
2021	Lowest contract charge 0.30% Class IB	$25.41	—	—	—	12.58%
	Highest contract charge 1.70% Class IB	$63.18	—	—	—	11.00%
	All contract charges	—	1,957	$49,557	0.00%
2020	Lowest contract charge 0.30% Class IB	$22.57	—	—	—	35.64%
	Highest contract charge 1.70% Class IB	$56.92	—	—	—	33.74%
	All contract charges	—	1,668	$39,899	0.09%
2019	Lowest contract charge 0.30% Class IB	$16.64	—	—	—	27.41%
	Highest contract charge 1.70% Class IB	$42.56	—	—	—	25.66%
	All contract charges	—	1,569	$30,626	0.17%
2018	Lowest contract charge 0.30% Class IB	$13.06	—	—	—	(8.16)%
	Highest contract charge 1.70% Class IB	$33.87	—	—	—	(9.46)%
	All contract charges	—	1,289	$21,276	0.13%

EQ/AB Sustainable US Thematic
2022	Lowest contract charge 1.00% Class IB(i)	$ 8.51	—	—	—	(11.63)%
	Highest contract charge 1.00% Class IB(i)	$ 8.51	—	—	—	(11.63)%
	All contract charges	—	16	$139	0.39%

FSA-193

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Allocation
2022	Lowest contract charge 1.30% Class A	$21.91	—	—	—	(19.39)%
	Highest contract charge 1.70% Class A	$20.77	—	—	—	(19.74)%
	All contract charges	—	599	$12,968	0.93%
2021	Lowest contract charge 1.30% Class A	$27.18	—	—	—	15.66%
	Highest contract charge 1.70% Class A	$25.88	—	—	—	15.18%
	All contract charges	—	612	$16,454	4.28%
2020	Lowest contract charge 1.30% Class A	$23.50	—	—	—	13.86%
	Highest contract charge 1.70% Class A	$22.47	—	—	—	13.48%
	All contract charges	—	773	$18,001	2.83%
2019	Lowest contract charge 1.30% Class A	$20.64	—	—	—	22.86%
	Highest contract charge 1.70% Class A	$19.80	—	—	—	22.37%
	All contract charges	—	872	$17,828	1.51%
2018	Lowest contract charge 1.30% Class A	$16.80	—	—	—	(9.87)%
	Highest contract charge 1.70% Class A	$16.18	—	—	—	(10.31)%
	All contract charges	—	1,025	$17,064	1.63%

EQ/Aggressive Allocation
2022	Lowest contract charge 0.30% Class B	$16.80	—	—	—	(18.60)%
	Highest contract charge 1.25% Class B	$15.39	—	—	—	(19.34)%
	All contract charges	—	1,470	$21,293	0.93%
2021	Lowest contract charge 0.30% Class B	$20.64	—	—	—	16.87%
	Highest contract charge 1.25% Class B	$19.08	—	—	—	15.71%
	All contract charges	—	1,178	$21,262	4.28%
2020	Lowest contract charge 1.10% Class B	$15.03	—	—	—	14.12%
	Highest contract charge 1.25% Class B	$16.49	—	—	—	13.96%
	All contract charges	—	820	$12,718	2.83%
2019	Lowest contract charge 1.10% Class B	$13.17	—	—	—	23.08%
	Highest contract charge 1.25% Class B	$14.47	—	—	—	22.94%
	All contract charges	—	779	$10,666	1.51%
2018	Lowest contract charge 1.10% Class B	$10.70	—	—	—	(9.70)%
	Highest contract charge 1.25% Class B	$11.77	—	—	—	(9.88)%
	All contract charges	—	708	$7,939	1.63%

EQ/Aggressive Growth Strategy
2022	Lowest contract charge 1.30% Class IB	$18.73	—	—	—	(19.41)%
	Highest contract charge 1.70% Class IB	$17.93	—	—	—	(19.74)%
	All contract charges	—	200,358	$3,726,252	0.79%
2021	Lowest contract charge 1.30% Class IB	$23.24	—	—	—	15.28%
	Highest contract charge 1.70% Class IB	$22.34	—	—	—	14.80%
	All contract charges	—	217,632	$5,021,625	2.49%
2020	Lowest contract charge 1.30% Class IB	$20.16	—	—	—	13.07%
	Highest contract charge 1.70% Class IB	$19.46	—	—	—	12.62%
	All contract charges	—	228,350	$4,572,464	2.22%
2019	Lowest contract charge 1.30% Class IB	$17.83	—	—	—	20.96%
	Highest contract charge 1.70% Class IB	$17.28	—	—	—	20.42%
	All contract charges	—	243,765	$4,321,783	1.58%
2018	Lowest contract charge 1.30% Class IB	$14.74	—	—	—	(8.28)%
	Highest contract charge 1.70% Class IB	$14.35	—	—	—	(8.60)%
	All contract charges	—	234,232	$3,434,707	1.22%

EQ/All Asset Growth Allocation
2022	Lowest contract charge 1.30% Class IA	$17.92	—	—	—	(15.59)%
	Highest contract charge 1.70% Class IA	$16.99	—	—	—	(15.93)%
	All contract charges	—	3,215	$57,002	1.55%
2021	Lowest contract charge 1.30% Class IA	$21.23	—	—	—	9.49%
	Highest contract charge 1.70% Class IA	$20.21	—	—	—	9.01%
	All contract charges	—	1,849	$38,819	3.90%

FSA-194

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/All Asset Growth Allocation (Continued)
2020	Lowest contract charge 1.30% Class IA	$19.39	—	—	—	10.80%
	Highest contract charge 1.70% Class IA	$18.54	—	—	—	10.42%
	All contract charges	—	1,949	$37,418	2.20%
2019	Lowest contract charge 1.30% Class IA	$17.50	—	—	—	17.53%
	Highest contract charge 1.70% Class IA	$16.79	—	—	—	17.09%
	All contract charges	—	1,658	$28,759	1.67%
2018	Lowest contract charge 1.30% Class IA	$14.89	—	—	—	(8.76)%
	Highest contract charge 1.70% Class IA	$14.34	—	—	—	(9.18)%
	All contract charges	—	1,865	$27,529	1.76%

EQ/All Asset Growth Allocation
2022	Lowest contract charge 0.30% Class IB	$12.64	—	—	—	(14.71)%
	Highest contract charge 1.25% Class IB	$11.97	—	—	—	(15.53)%
	All contract charges	—	8,945	$107,614	1.55%
2021	Lowest contract charge 0.30% Class IB	$14.82	—	—	—	10.60%
	Highest contract charge 1.25% Class IB	$14.17	—	—	—	9.51%
	All contract charges	—	8,878	$126,376	3.90%
2020	Lowest contract charge 0.30% Class IB	$13.40	—	—	—	11.95%
	Highest contract charge 1.25% Class IB	$12.94	—	—	—	10.88%
	All contract charges	—	9,273	$120,376	2.20%
2019	Lowest contract charge 1.10% Class IB	$11.72	—	—	—	17.79%
	Highest contract charge 1.25% Class IB	$11.67	—	—	—	17.64%
	All contract charges	—	1,089	$12,733	1.67%
2018	Lowest contract charge 1.10% Class IB	$9.95	—	—	—	(8.55)%
	Highest contract charge 1.25% Class IB	$9.92	—	—	—	(8.74)%
	All contract charges	—	1,145	$11,373	1.76%

EQ/American Century Mid Cap Value
2022	Lowest contract charge 0.30% Class IB	$21.50	—	—	—	(1.78)%
	Highest contract charge 1.70% Class IB	$32.23	—	—	—	(3.16)%
	All contract charges	—	6,191	$153,218	2.82%
2021	Lowest contract charge 0.30% Class IB	$21.89	—	—	—	22.63%
	Highest contract charge 1.70% Class IB	$33.28	—	—	—	20.93%
	All contract charges	—	6,633	$169,882	1.11%
2020	Lowest contract charge 0.30% Class IB	$17.85	—	—	—	1.02%
	Highest contract charge 1.70% Class IB	$27.52	—	—	—	(0.40)%
	All contract charges	—	7,061	$152,205	1.23%
2019	Lowest contract charge 0.30% Class IB	$17.67	—	—	—	28.42%
	Highest contract charge 1.70% Class IB	$27.63	—	—	—	26.63%
	All contract charges	—	6,840	$154,740	1.82%
2018	Lowest contract charge 0.30% Class IB(a)	$13.76	—	—	—	(9.41)%
	Highest contract charge 1.70% Class IB(a)	$21.82	—	—	—	(9.69)%
	All contract charges	—	6,888	$125,143	0.56%

EQ/American Century Moderate Growth Allocation
2022	Lowest contract charge 1.30% Class IB	$10.28	—	—	—	(18.35)%
	Highest contract charge 1.65% Class IB	$10.13	—	—	—	(18.70)%
	All contract charges	—	6,998	$71,901	1.51%
2021	Lowest contract charge 1.30% Class IB	$12.59	—	—	—	7.98%
	Highest contract charge 1.65% Class IB	$12.46	—	—	—	7.51%
	All contract charges	—	5,963	$75,061	0.78%
2020	Lowest contract charge 1.30% Class IB	$11.66	—	—	—	2.37%
	Highest contract charge 1.65% Class IB	$11.59	—	—	—	2.11%
	All contract charges	—	4,569	$53,283	1.04%
2019	Lowest contract charge 1.30% Class IB(b)	$11.39	—	—	—	12.00%
	Highest contract charge 1.65% Class IB(b)	$11.35	—	—	—	11.60%
	All contract charges	—	2,250	$25,614	2.26%

FSA-195

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Balanced Strategy(g)
2022	Lowest contract charge 1.30% Class IB	$15.52	—	—	—	(16.69)%
	Highest contract charge 1.70% Class IB	$14.72	—	—	—	(16.98)%
	All contract charges	—	133,027	$2,062,757	0.85%
2021	Lowest contract charge 0.65% Class IB	$18.33	—	—	—	8.78%
	Highest contract charge 1.70% Class IB	$17.73	—	—	—	7.58%
	All contract charges	—	164,895	$3,079,132	1.75%
2020	Lowest contract charge 0.65% Class IB	$16.85	—	—	—	10.49%
	Highest contract charge 1.70% Class IB	$16.48	—	—	—	9.36%
	All contract charges	—	177,719	$3,073,818	1.80%
2019	Lowest contract charge 0.65% Class IB	$15.25	—	—	—	14.92%
	Highest contract charge 1.70% Class IB	$15.07	—	—	—	13.74%
	All contract charges	—	192,563	$3,038,879	1.51%
2018	Lowest contract charge 0.65% Class IB	$13.27	—	—	—	(4.81)%
	Highest contract charge 1.70% Class IB	$13.25	—	—	—	(5.83)%
	All contract charges	—	193,589	$2,678,065	1.19%

EQ/Capital Group Research
2022	Lowest contract charge 1.30% Class IA	$39.18	—	—	—	(20.02)%
	Highest contract charge 1.70% Class IA	$37.14	—	—	—	(20.37)%
	All contract charges	—	207	$7,936	0.15%
2021	Lowest contract charge 1.30% Class IA	$48.99	—	—	—	21.47%
	Highest contract charge 1.70% Class IA	$46.64	—	—	—	20.99%
	All contract charges	—	240	$11,514	0.00%
2020	Lowest contract charge 1.30% Class IA	$40.33	—	—	—	21.66%
	Highest contract charge 1.70% Class IA	$38.55	—	—	—	21.19%
	All contract charges	—	298	$11,842	0.12%
2019	Lowest contract charge 1.30% Class IA	$33.15	—	—	—	31.13%
	Highest contract charge 1.70% Class IA	$31.81	—	—	—	30.58%
	All contract charges	—	377	$12,291	0.53%
2018	Lowest contract charge 1.30% Class IA	$25.28	—	—	—	(6.06)%
	Highest contract charge 1.70% Class IA	$24.36	—	—	—	(6.45)%
	All contract charges	—	461	$11,492	0.55%

EQ/Capital Group Research
2022	Lowest contract charge 1.30% Class IB	$39.36	—	—	—	(20.03)%
	Highest contract charge 1.70% Class IB	$34.59	—	—	—	(20.34)%
	All contract charges	—	157	$5,925	0.15%
2021	Lowest contract charge 1.30% Class IB	$49.22	—	—	—	21.47%
	Highest contract charge 1.70% Class IB	$43.42	—	—	—	20.95%
	All contract charges	—	234	$10,995	0.00%
2020	Lowest contract charge 1.30% Class IB	$40.52	—	—	—	21.68%
	Highest contract charge 1.70% Class IB	$35.90	—	—	—	21.20%
	All contract charges	—	284	$11,014	0.12%
2019	Lowest contract charge 1.30% Class IB	$33.30	—	—	—	31.15%
	Highest contract charge 1.70% Class IB	$29.62	—	—	—	30.60%
	All contract charges	—	177	$5,706	0.53%
2018	Lowest contract charge 1.30% Class IB	$25.39	—	—	—	(6.10)%
	Highest contract charge 1.70% Class IB	$22.68	—	—	—	(6.47)%
	All contract charges	—	194	$4,755	0.55%

EQ/ClearBridge Large Cap Growth ESG
2022	Lowest contract charge 1.00% Class IB	$12.86	—	—	—	(32.78)%
	Highest contract charge 1.70% Class IB	$22.71	—	—	—	(33.25)%
	All contract charges	—	2,998	$59,734	0.00%
2021	Lowest contract charge 1.00% Class IB(e)	$19.13	—	—	—	20.62%
	Highest contract charge 1.70% Class IB	$34.02	—	—	—	19.62%
	All contract charges	—	3,239	$100,053	0.00%

FSA-196

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/ClearBridge Large Cap Growth ESG (Continued)
2020	Lowest contract charge 1.10% Class IB	$15.88	—	—	—	29.42%
	Highest contract charge 1.70% Class IB	$28.44	—	—	—	28.63%
	All contract charges	—	3,304	$91,164	0.00%
2019	Lowest contract charge 1.10% Class IB	$12.27	—	—	—	30.53%
	Highest contract charge 1.70% Class IB	$22.11	—	—	—	29.75%
	All contract charges	—	3,766	$84,257	0.03%
2018	Lowest contract charge 1.10% Class IB(a)	$ 9.40	—	—	—	(7.57)%
	Highest contract charge 1.70% Class IB	$17.04	—	—	—	(2.01)%
	All contract charges	—	3,990	$71,191	0.17%

EQ/ClearBridge Select Equity Managed Volatility
2022	Lowest contract charge 1.00% Class IA	$14.48	—	—	—	(27.78)%
	Highest contract charge 1.70% Class IA	$26.83	—	—	—	(28.30)%
	All contract charges	—	741	$11,126	0.34%
2021	Lowest contract charge 1.00% Class IA(e)	$20.05	—	—	—	17.32%
	Highest contract charge 1.70% Class IA	$37.42	—	—	—	23.01%
	All contract charges	—	747	$15,615	0.54%
2020	Lowest contract charge 1.10% Class IA	$16.19	—	—	—	34.58%
	Highest contract charge 1.70% Class IA	$30.42	—	—	—	33.77%
	All contract charges	—	384	$6,704	0.02%
2019	Lowest contract charge 1.10% Class IA	$12.03	—	—	—	32.05%
	Highest contract charge 1.70% Class IA	$22.74	—	—	—	31.29%
	All contract charges	—	223	$3,027	0.35%
2018	Lowest contract charge 1.10% Class IA(a)	$ 9.11	—	—	—	(9.53)%
	Highest contract charge 1.70% Class IA	$17.32	—	—	—	(11.63)%
	All contract charges	—	148	$1,800	3.47%

EQ/ClearBridge Select Equity Managed Volatility
2022	Lowest contract charge 1.30% Class IB	$22.29	—	—	—	(28.03)%
	Highest contract charge 1.70% Class IB	$20.86	—	—	—	(28.32)%
	All contract charges	—	102	$2,195	0.34%
2021	Lowest contract charge 1.30% Class IB	$30.97	—	—	—	23.53%
	Highest contract charge 1.70% Class IB	$29.10	—	—	—	22.99%
	All contract charges	—	126	$3,775	0.54%
2020	Lowest contract charge 1.30% Class IB	$25.07	—	—	—	34.28%
	Highest contract charge 1.70% Class IB	$23.66	—	—	—	33.82%
	All contract charges	—	144	$3,516	0.02%
2019	Lowest contract charge 1.30% Class IB	$18.67	—	—	—	31.85%
	Highest contract charge 1.70% Class IB	$17.68	—	—	—	31.25%
	All contract charges	—	171	$3,097	0.35%
2018	Lowest contract charge 1.30% Class IB	$14.16	—	—	—	(11.28)%
	Highest contract charge 1.70% Class IB	$13.47	—	—	—	(11.61)%
	All contract charges	—	182	$2,519	3.47%

EQ/Common Stock Index(n)
2022	Lowest contract charge 1.30% Class IA	$34.77	—	—	—	(20.54)%
	Highest contract charge 1.70% Class IA	$32.97	—	—	—	(20.84)%
	All contract charges	—	1,830	$63,031	0.83%
2021	Lowest contract charge 1.30% Class IA	$43.76	—	—	—	23.30%
	Highest contract charge 1.70% Class IA	$41.65	—	—	—	22.79%
	All contract charges	—	1,851	$80,284	0.72%
2020	Lowest contract charge 1.30% Class IA	$35.49	—	—	—	18.22%
	Highest contract charge 1.70% Class IA	$33.92	—	—	—	17.74%
	All contract charges	—	1,866	$65,656	1.15%
2019	Lowest contract charge 1.30% Class IA	$30.02	—	—	—	28.57%
	Highest contract charge 1.70% Class IA	$28.81	—	—	—	28.04%
	All contract charges	—	1,888	$56,207	1.52%

FSA-197

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index(n) (Continued)
2018	Lowest contract charge 1.30% Class IA	$23.35	—	—	—	(7.05)%
	Highest contract charge 1.70% Class IA	$22.50	—	—	—	(7.41)%
	All contract charges	—	1,774	$41,118	1.42%

EQ/Common Stock Index(n)
2022	Lowest contract charge 0.00% Class IB(i)	$22.70	—	—	—	(10.56)%
	Highest contract charge 1.25% Class IB	$20.73	—	—	—	(20.48)%
	All contract charges	—	2,082	$38,594	0.83%
2021	Lowest contract charge 1.00% Class IB(e)	$22.24	—	—	—	16.99%
	Highest contract charge 1.25% Class IB	$26.07	—	—	—	23.32%
	All contract charges	—	1,820	$42,383	0.72%
2020	Lowest contract charge 1.10% Class IB	$17.98	—	—	—	18.45%
	Highest contract charge 1.25% Class IB	$21.14	—	—	—	18.30%
	All contract charges	—	1,517	$28,719	1.15%
2019	Lowest contract charge 1.10% Class IB	$15.18	—	—	—	28.75%
	Highest contract charge 1.25% Class IB	$17.87	—	—	—	28.56%
	All contract charges	—	1,269	$20,444	1.52%
2018	Lowest contract charge 1.10% Class IB	$11.79	—	—	—	(6.80)%
	Highest contract charge 1.25% Class IB	$13.90	—	—	—	(6.96)%
	All contract charges	—	1,150	$14,452	1.42%

EQ/Conservative Allocation
2022	Lowest contract charge 1.00% Class B	$ 9.28	—	—	—	(13.51)%
	Highest contract charge 1.25% Class B	$ 9.23	—	—	—	(13.66)%
	All contract charges	—	5,921	$54,751	1.44%
2021	Lowest contract charge 1.00% Class B(e)	$10.73	—	—	—	1.90%
	Highest contract charge 1.25% Class B	$10.69	—	—	—	1.42%
	All contract charges	—	6,239	$66,772	1.59%
2020	Lowest contract charge 1.10% Class B(c)	$10.55	—	—	—	5.08%
	Highest contract charge 1.25% Class B(c)	$10.54	—	—	—	4.98%
	All contract charges	—	5,088	$53,640	1.84%

EQ/Conservative Growth Strategy
2022	Lowest contract charge 0.65% Class IB	$13.93	—	—	—	(15.11)%
	Highest contract charge 1.70% Class IB	$13.26	—	—	—	(15.97)%
	All contract charges	—	66,591	$927,986	0.86%
2021	Lowest contract charge 0.65% Class IB	$16.41	—	—	—	6.42%
	Highest contract charge 1.70% Class IB	$15.78	—	—	—	5.27%
	All contract charges	—	84,331	$1,396,766	1.49%
2020	Lowest contract charge 0.65% Class IB	$15.42	—	—	—	9.21%
	Highest contract charge 1.70% Class IB	$14.99	—	—	—	8.07%
	All contract charges	—	90,124	$1,413,931	1.68%
2019	Lowest contract charge 0.65% Class IB	$14.12	—	—	—	12.69%
	Highest contract charge 1.70% Class IB	$13.87	—	—	—	11.41%
	All contract charges	—	95,041	$1,375,782	1.50%
2018	Lowest contract charge 0.65% Class IB	$12.53	—	—	—	(3.91)%
	Highest contract charge 1.70% Class IB	$12.45	—	—	—	(4.89)%
	All contract charges	—	92,579	$1,198,312	1.16%

EQ/Conservative Strategy
2022	Lowest contract charge 1.30% Class IB	$11.30	—	—	—	(13.41)%
	Highest contract charge 1.70% Class IB	$10.71	—	—	—	(13.77)%
	All contract charges	—	47,462	$532,648	0.92%
2021	Lowest contract charge 1.30% Class IB	$13.05	—	—	—	1.16%
	Highest contract charge 1.70% Class IB	$12.42	—	—	—	0.73%
	All contract charges	—	57,715	$748,830	1.02%
2020	Lowest contract charge 1.30% Class IB	$12.90	—	—	—	5.91%
	Highest contract charge 1.70% Class IB	$12.33	—	—	—	5.47%
	All contract charges	—	63,495	$815,022	1.58%

FSA-198

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Strategy (Continued)
2019	Lowest contract charge 1.30% Class IB	$12.18	—	—	—	7.50%
	Highest contract charge 1.70% Class IB	$11.69	—	—	—	7.15%
	All contract charges	—	55,416	$672,358	1.55%
2018	Lowest contract charge 1.30% Class IB	$11.33	—	—	—	(2.66)%
	Highest contract charge 1.70% Class IB	$10.91	—	—	—	(3.11)%
	All contract charges	—	51,579	$582,463	1.14%

EQ/Core Bond Index
2022	Lowest contract charge 0.00% Class IB(i)	$10.34	—	—	—	(6.26)%
	Highest contract charge 1.70% Class IB	$ 9.53	—	—	—	(10.35)%
	All contract charges	—	25,759	$252,335	1.53%
2021	Lowest contract charge 0.30% Class IB	$11.33	—	—	—	(2.41)%
	Highest contract charge 1.70% Class IB	$10.63	—	—	—	(3.71)%
	All contract charges	—	29,298	$320,247	1.43%
2020	Lowest contract charge 0.30% Class IB	$11.61	—	—	—	5.83%
	Highest contract charge 1.70% Class IB	$11.04	—	—	—	4.25%
	All contract charges	—	28,215	$320,029	1.52%
2019	Lowest contract charge 0.30% Class IB	$10.97	—	—	—	5.89%
	Highest contract charge 1.70% Class IB	$10.59	—	—	—	4.44%
	All contract charges	—	28,028	$304,817	1.89%
2018	Lowest contract charge 0.65% Class IB	$10.45	—	—	—	(0.38)%
	Highest contract charge 1.70% Class IB	$10.14	—	—	—	(1.46)%
	All contract charges	—	28,777	$299,406	1.83%

EQ/Core Plus Bond(h)(o)
2022	Lowest contract charge 0.00% Class B(m)	$10.48	—	—	—	2.85%
	Highest contract charge 1.70% Class B	$26.06	—	—	—	(14.42)%
	All contract charges	—	7,659	$67,618	12.31%
2021	Lowest contract charge 1.30% Class B	$13.30	—	—	—	(2.92)%
	Highest contract charge 1.70% Class B	$30.45	—	—	—	(3.36)%
	All contract charges	—	566	$7,011	2.07%
2020	Lowest contract charge 1.30% Class B	$13.70	—	—	—	13.32%
	Highest contract charge 1.70% Class B	$31.51	—	—	—	12.94%
	All contract charges	—	100	$1,503	2.35%
2019	Lowest contract charge 1.30% Class B	$12.09	—	—	—	5.50%
	Highest contract charge 1.70% Class B	$27.90	—	—	—	5.08%
	All contract charges	—	108	$1,477	2.01%
2018	Lowest contract charge 1.30% Class B	$11.46	—	—	—	(1.80)%
	Highest contract charge 1.70% Class B	$26.55	—	—	—	(2.21)%
	All contract charges	—	111	$1,441	2.02%

EQ/Emerging Markets Equity PLUS
2022	Lowest contract charge 0.65% Class IB	$ 9.75	—	—	—	(18.14)%
	Highest contract charge 1.70% Class IB	$ 8.69	—	—	—	(19.01)%
	All contract charges	—	820	$7,556	2.04%
2021	Lowest contract charge 0.65% Class IB	$11.91	—	—	—	(1.24)%
	Highest contract charge 1.70% Class IB	$10.73	—	—	—	(2.28)%
	All contract charges	—	871	$9,843	1.20%
2020	Lowest contract charge 0.65% Class IB	$12.06	—	—	—	13.35%
	Highest contract charge 1.70% Class IB	$10.98	—	—	—	12.16%
	All contract charges	—	801	$9,204	1.16%
2019	Lowest contract charge 0.65% Class IB	$10.64	—	—	—	17.31%
	Highest contract charge 1.70% Class IB	$ 9.79	—	—	—	16.13%
	All contract charges	—	846	$8,609	1.61%
2018	Lowest contract charge 1.10% Class IB	$ 8.91	—	—	—	(16.18)%
	Highest contract charge 1.70% Class IB	$ 8.43	—	—	—	(16.70)%
	All contract charges	—	854	$7,442	1.37%

FSA-199

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index
2022	Lowest contract charge 1.30% Class IA	$35.80	—	—	—	(19.60)%
	Highest contract charge 1.70% Class IA	$33.95	—	—	—	(19.91)%
	All contract charges	—	7,754	$273,742	1.06%
2021	Lowest contract charge 1.30% Class IA	$44.53	—	—	—	26.33%
	Highest contract charge 1.70% Class IA	$42.39	—	—	—	25.79%
	All contract charges	—	8,339	$366,345	0.88%
2020	Lowest contract charge 1.30% Class IA	$35.25	—	—	—	16.22%
	Highest contract charge 1.70% Class IA	$33.70	—	—	—	15.77%
	All contract charges	—	9,156	$318,522	1.30%
2019	Lowest contract charge 0.65% Class IA	$28.59	—	—	—	29.84%
	Highest contract charge 1.70% Class IA	$29.11	—	—	—	28.46%
	All contract charges	—	9,550	$286,039	1.65%
2018	Lowest contract charge 0.65% Class IA	$22.02	—	—	—	(5.53)%
	Highest contract charge 1.70% Class IA	$22.66	—	—	—	(6.56)%
	All contract charges	—	9,514	$221,167	1.52%

EQ/Equity 500 Index
2022	Lowest contract charge 0.00% Class IB(i)	$23.88	—	—	—	(9.92)%
	Highest contract charge 1.25% Class IB	$21.80	—	—	—	(19.56)%
	All contract charges	—	12,675	$249,119	1.06%
2021	Lowest contract charge 0.25% Class IB(e)	$29.32	—	—	—	20.46%
	Highest contract charge 1.25% Class IB	$27.10	—	—	—	26.40%
	All contract charges	—	11,836	$289,731	0.88%
2020	Lowest contract charge 0.30% Class IB	$22.97	—	—	—	17.43%
	Highest contract charge 1.25% Class IB	$21.44	—	—	—	16.27%
	All contract charges	—	9,772	$190,799	1.30%
2019	Lowest contract charge 0.30% Class IB	$19.56	—	—	—	30.31%
	Highest contract charge 1.25% Class IB	$18.44	—	—	—	29.04%
	All contract charges	—	9,053	$153,212	1.65%
2018	Lowest contract charge 0.30% Class IB	$15.01	—	—	—	(5.24)%
	Highest contract charge 1.25% Class IB	$14.29	—	—	—	(6.11)%
	All contract charges	—	7,285	$96,405	1.52%

EQ/Fidelity Institutional AM® Large Cap
2022	Lowest contract charge 0.30% Class IB	$22.41	—	—	—	(21.29)%
	Highest contract charge 1.70% Class IB	$31.51	—	—	—	(22.41)%
	All contract charges	—	6,046	$167,546	0.53%
2021	Lowest contract charge 0.30% Class IB	$28.47	—	—	—	24.87%
	Highest contract charge 1.70% Class IB	$40.61	—	—	—	23.10%
	All contract charges	—	5,820	$213,592	0.38%
2020	Lowest contract charge 0.30% Class IB	$22.80	—	—	—	25.90%
	Highest contract charge 1.70% Class IB	$32.99	—	—	—	24.21%
	All contract charges	—	6,342	$190,847	0.68%
2019	Lowest contract charge 0.30% Class IB	$18.11	—	—	—	30.66%
	Highest contract charge 1.70% Class IB	$26.56	—	—	—	28.81%
	All contract charges	—	7,262	$175,368	0.93%
2018	Lowest contract charge 0.30% Class IB(a)	$13.86	—	—	—	(11.10)%
	Highest contract charge 1.70% Class IB(a)	$20.62	—	—	—	(11.35)%
	All contract charges	—	8,016	$150,997	0.25%

EQ/Franklin Moderate Allocation
2022	Lowest contract charge 1.30% Class IB	$11.18	—	—	—	(15.30)%
	Highest contract charge 1.70% Class IB	$10.87	—	—	—	(15.67)%
	All contract charges	—	18,275	$203,931	1.01%
2021	Lowest contract charge 1.30% Class IB	$13.20	—	—	—	6.88%
	Highest contract charge 1.70% Class IB	$12.89	—	—	—	6.44%
	All contract charges	—	18,216	$240,065	0.22%

FSA-200

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Moderate Allocation (Continued)
2020	Lowest contract charge 1.30% Class IB	$12.35	—	—	—	1.48%
	Highest contract charge 1.70% Class IB	$12.11	—	—	—	1.09%
	All contract charges	—	17,770	$219,150	0.49%
2019	Lowest contract charge 1.30% Class IB	$12.17	—	—	—	13.53%
	Highest contract charge 1.70% Class IB	$11.98	—	—	—	13.13%
	All contract charges	—	17,095	$207,873	1.06%
2018	Lowest contract charge 1.30% Class IB	$10.72	—	—	—	(7.27)%
	Highest contract charge 1.70% Class IB	$10.59	—	—	—	(7.67)%
	All contract charges	—	15,215	$162,945	1.44%

EQ/Franklin Rising Dividends
2022	Lowest contract charge 0.30% Class IB	$23.90	—	—	—	(10.89)%
	Highest contract charge 1.70% Class IB	$24.31	—	—	—	(12.11)%
	All contract charges	—	7,719	$176,927	1.11%
2021	Lowest contract charge 0.30% Class IB	$26.82	—	—	—	26.39%
	Highest contract charge 1.70% Class IB	$27.66	—	—	—	24.59%
	All contract charges	—	4,924	$129,847	0.67%
2020	Lowest contract charge 0.30% Class IB	$21.22	—	—	—	15.83%
	Highest contract charge 1.70% Class IB	$22.20	—	—	—	14.20%
	All contract charges	—	5,122	$109,091	0.93%
2019	Lowest contract charge 0.30% Class IB	$18.32	—	—	—	29.38%
	Highest contract charge 1.70% Class IB	$19.44	—	—	—	27.56%
	All contract charges	—	5,399	$101,033	1.13%
2018	Lowest contract charge 0.30% Class IB(a)	$14.16	—	—	—	(7.33)%
	Highest contract charge 1.70% Class IB(a)	$15.24	—	—	—	(7.58)%
	All contract charges	—	5,154	$75,713	0.29%

EQ/Franklin Small Cap Value Managed Volatility
2022	Lowest contract charge 1.30% Class IA	$26.10	—	—	—	(18.18)%
	Highest contract charge 1.70% Class IA	$24.75	—	—	—	(18.51)%
	All contract charges	—	64	$1,631	0.38%
2021	Lowest contract charge 0.65% Class IA	$28.28	—	—	—	18.87%
	Highest contract charge 1.70% Class IA	$30.37	—	—	—	17.62%
	All contract charges	—	77	$2,393	0.36%
2020	Lowest contract charge 0.65% Class IA	$23.79	—	—	—	11.59%
	Highest contract charge 1.70% Class IA	$25.82	—	—	—	10.39%
	All contract charges	—	75	$1,999	0.72%
2019	Lowest contract charge 0.65% Class IA	$21.32	—	—	—	24.68%
	Highest contract charge 1.70% Class IA	$23.39	—	—	—	23.36%
	All contract charges	—	83	$2,015	0.88%
2018	Lowest contract charge 0.65% Class IA	$17.10	—	—	—	(13.42)%
	Highest contract charge 1.70% Class IA	$18.96	—	—	—	(14.32)%
	All contract charges	—	99	$1,932	0.60%

EQ/Franklin Small Cap Value Managed Volatility
2022	Lowest contract charge 1.30% Class IB	$19.94	—	—	—	(18.18)%
	Highest contract charge 1.70% Class IB	$18.67	—	—	—	(18.47)%
	All contract charges	—	213	$4,161	0.38%
2021	Lowest contract charge 1.30% Class IB	$24.37	—	—	—	18.07%
	Highest contract charge 1.70% Class IB	$22.90	—	—	—	17.56%
	All contract charges	—	297	$7,059	0.36%
2020	Lowest contract charge 1.30% Class IB	$20.64	—	—	—	10.85%
	Highest contract charge 1.70% Class IB	$19.48	—	—	—	10.43%
	All contract charges	—	362	$7,310	0.72%
2019	Lowest contract charge 1.30% Class IB	$18.62	—	—	—	23.89%
	Highest contract charge 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	448	$8,145	0.88%

FSA-201

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Small Cap Value Managed Volatility (Continued)
2018	Lowest contract charge 1.30% Class IB	$15.03	—	—	—	(13.97)%
	Highest contract charge 1.70% Class IB	$14.30	—	—	—	(14.32)%
	All contract charges	—	460	$6,784	0.60%

EQ/Global Equity Managed Volatility
2022	Lowest contract charge 1.30% Class IA	$17.98	—	—	—	(21.96)%
	Highest contract charge 1.70% Class IA	$17.05	—	—	—	(22.29)%
	All contract charges	—	205	$3,628	0.30%
2021	Lowest contract charge 1.30% Class IA	$23.04	—	—	—	14.34%
	Highest contract charge 1.70% Class IA	$21.94	—	—	—	13.91%
	All contract charges	—	240	$5,436	0.86%
2020	Lowest contract charge 1.30% Class IA	$20.15	—	—	—	12.82%
	Highest contract charge 1.70% Class IA	$19.26	—	—	—	12.37%
	All contract charges	—	284	$5,639	0.63%
2019	Lowest contract charge 1.30% Class IA	$17.86	—	—	—	23.60%
	Highest contract charge 1.70% Class IA	$17.14	—	—	—	23.13%
	All contract charges	—	312	$5,520	1.30%
2018	Lowest contract charge 1.30% Class IA	$14.45	—	—	—	(13.27)%
	Highest contract charge 1.70% Class IA	$13.92	—	—	—	(13.65)%
	All contract charges	—	361	$5,171	0.99%

EQ/Global Equity Managed Volatility
2022	Lowest contract charge 1.30% Class IB	$38.15	—	—	—	(21.98)%
	Highest contract charge 1.70% Class IB	$26.29	—	—	—	(22.29)%
	All contract charges	—	123	$4,229	0.30%
2021	Lowest contract charge 1.30% Class IB	$48.90	—	—	—	14.39%
	Highest contract charge 1.70% Class IB	$33.83	—	—	—	13.94%
	All contract charges	—	185	$8,180	0.86%
2020	Lowest contract charge 1.30% Class IB	$42.75	—	—	—	12.80%
	Highest contract charge 1.70% Class IB	$29.69	—	—	—	12.33%
	All contract charges	—	210	$8,076	0.63%
2019	Lowest contract charge 1.30% Class IB	$37.90	—	—	—	23.65%
	Highest contract charge 1.70% Class IB	$26.43	—	—	—	23.16%
	All contract charges	—	264	$9,057	1.30%
2018	Lowest contract charge 1.30% Class IB	$30.65	—	—	—	(13.32)%
	Highest contract charge 1.70% Class IB	$21.46	—	—	—	(13.68)%
	All contract charges	—	279	$7,728	0.99%

EQ/Goldman Sachs Growth Allocation
2022	Lowest contract charge 1.30% Class IB	$10.83	—	—	—	(16.50)%
	Highest contract charge 1.65% Class IB	$10.68	—	—	—	(16.82)%
	All contract charges	—	19,977	$216,205	0.79%
2021	Lowest contract charge 1.30% Class IB	$12.97	—	—	—	12.10%
	Highest contract charge 1.65% Class IB	$12.84	—	—	—	11.75%
	All contract charges	—	16,472	$213,565	0.17%
2020	Lowest contract charge 1.30% Class IB	$11.57	—	—	—	1.40%
	Highest contract charge 1.65% Class IB	$11.49	—	—	—	1.06%
	All contract charges	—	12,089	$139,814	0.83%
2019	Lowest contract charge 1.30% Class IB(b)	$11.41	—	—	—	11.75%
	Highest contract charge 1.65% Class IB(b)	$11.37	—	—	—	11.36%
	All contract charges	—	5,885	$67,114	1.53%

EQ/Goldman Sachs Mid Cap Value
2022	Lowest contract charge 1.30% Class IB	$30.69	—	—	—	(11.76)%
	Highest contract charge 1.70% Class IB	$29.09	—	—	—	(12.14)%
	All contract charges	—	955	$28,723	0.56%
2021	Lowest contract charge 1.30% Class IB	$34.78	—	—	—	28.81%
	Highest contract charge 1.70% Class IB	$33.11	—	—	—	28.28%
	All contract charges	—	1,169	$39,801	0.27%

FSA-202

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Goldman Sachs Mid Cap Value (Continued)
2020	Lowest contract charge 1.30% Class IB	$27.00	—	—	—	7.06%
	Highest contract charge 1.70% Class IB	$25.81	—	—	—	6.65%
	All contract charges	—	999	$26,640	0.59%
2019	Lowest contract charge 1.30% Class IB	$25.22	—	—	—	29.07%
	Highest contract charge 1.70% Class IB	$24.20	—	—	—	28.52%
	All contract charges	—	1,125	$28,056	0.84%
2018	Lowest contract charge 1.30% Class IB(a)	$19.54	—	—	—	(8.90)%
	Highest contract charge 1.70% Class IB(a)	$18.83	—	—	—	(8.99)%
	All contract charges	—	1,251	$24,185	0.22%

EQ/Goldman Sachs Moderate Growth Allocation
2022	Lowest contract charge 1.30% Class IB	$11.18	—	—	—	(16.94)%
	Highest contract charge 1.70% Class IB	$10.84	—	—	—	(17.25)%
	All contract charges	—	56,122	$625,855	0.54%
2021	Lowest contract charge 1.30% Class IB	$13.46	—	—	—	9.16%
	Highest contract charge 1.70% Class IB	$13.10	—	—	—	8.71%
	All contract charges	—	58,039	$779,220	0.05%
2020	Lowest contract charge 1.30% Class IB	$12.33	—	—	—	3.70%
	Highest contract charge 1.70% Class IB	$12.05	—	—	—	3.26%
	All contract charges	—	57,852	$711,805	0.15%
2019	Lowest contract charge 1.30% Class IB	$11.89	—	—	—	16.00%
	Highest contract charge 1.70% Class IB	$11.67	—	—	—	15.54%
	All contract charges	—	55,645	$660,493	1.03%
2018	Lowest contract charge 1.30% Class IB	$10.25	—	—	—	(6.31)%
	Highest contract charge 1.70% Class IB	$10.10	—	—	—	(6.74)%
	All contract charges	—	49,320	$504,559	0.98%

EQ/Growth Strategy
2022	Lowest contract charge 0.65% Class IB	$18.67	—	—	—	(17.97)%
	Highest contract charge 1.70% Class IB	$18.06	—	—	—	(18.83)%
	All contract charges	—	189,592	$3,636,781	0.81%
2021	Lowest contract charge 0.65% Class IB	$22.76	—	—	—	13.63%
	Highest contract charge 1.70% Class IB	$22.25	—	—	—	12.37%
	All contract charges	—	217,476	$5,132,949	2.19%
2020	Lowest contract charge 0.65% Class IB	$20.03	—	—	—	12.85%
	Highest contract charge 1.70% Class IB	$19.80	—	—	—	11.68%
	All contract charges	—	236,181	$4,943,766	2.05%
2019	Lowest contract charge 0.65% Class IB	$17.75	—	—	—	19.45%
	Highest contract charge 1.70% Class IB	$17.73	—	—	—	18.20%
	All contract charges	—	257,244	$4,807,345	1.55%
2018	Lowest contract charge 0.65% Class IB	$14.86	—	—	—	(6.66)%
	Highest contract charge 1.70% Class IB	$15.00	—	—	—	(7.69)%
	All contract charges	—	254,814	$4,017,172	1.20%

EQ/Intermediate Government Bond
2022	Lowest contract charge 0.00% Class IB(i)	$ 9.86	—	—	—	(5.65)%
	Highest contract charge 1.70% Class IB	$ 8.78	—	—	—	(9.20)%
	All contract charges	—	10,004	$92,144	0.90%
2021	Lowest contract charge 0.30% Class IB	$10.67	—	—	—	(2.47)%
	Highest contract charge 1.70% Class IB	$ 9.67	—	—	—	(3.78)%
	All contract charges	—	11,134	$113,304	0.65%
2020	Lowest contract charge 0.30% Class IB	$10.94	—	—	—	3.99%
	Highest contract charge 1.70% Class IB	$10.05	—	—	—	2.55%
	All contract charges	—	13,909	$145,836	1.08%
2019	Lowest contract charge 0.30% Class IB	$10.52	—	—	—	3.85%
	Highest contract charge 1.70% Class IB	$ 9.80	—	—	—	2.40%
	All contract charges	—	10,978	$112,959	1.57%

FSA-203

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Intermediate Government Bond (Continued)
2018	Lowest contract charge 0.30% Class IB	$10.13	—	—	—	0.60%
	Highest contract charge 1.70% Class IB	$ 9.57	—	—	—	(0.93)%
	All contract charges	—	11,177	$111,962	1.24%

EQ/International Core Managed Volatility
2022	Lowest contract charge 1.30% Class IA	$12.84	—	—	—	(15.25)%
	Highest contract charge 1.70% Class IA	$12.17	—	—	—	(15.60)%
	All contract charges	—	332	$4,227	1.14%
2021	Lowest contract charge 1.30% Class IA	$15.15	—	—	—	8.60%
	Highest contract charge 1.70% Class IA	$14.42	—	—	—	8.18%
	All contract charges	—	352	$5,301	2.25%
2020	Lowest contract charge 1.30% Class IA	$13.95	—	—	—	7.06%
	Highest contract charge 1.70% Class IA	$13.33	—	—	—	6.64%
	All contract charges	—	370	$5,120	1.39%
2019	Lowest contract charge 1.30% Class IA	$13.03	—	—	—	20.87%
	Highest contract charge 1.70% Class IA	$12.50	—	—	—	20.31%
	All contract charges	—	400	$5,157	2.00%
2018	Lowest contract charge 1.30% Class IA	$10.78	—	—	—	(15.98)%
	Highest contract charge 1.70% Class IA	$10.39	—	—	—	(16.34)%
	All contract charges	—	435	$4,650	1.70%

EQ/International Core Managed Volatility
2022	Lowest contract charge 1.30% Class IB	$17.86	—	—	—	(15.23)%
	Highest contract charge 1.70% Class IB	$13.89	—	—	—	(15.56)%
	All contract charges	—	218	$3,585	1.14%
2021	Lowest contract charge 1.30% Class IB	$21.07	—	—	—	8.61%
	Highest contract charge 1.70% Class IB	$16.45	—	—	—	8.15%
	All contract charges	—	305	$5,950	2.25%
2020	Lowest contract charge 1.30% Class IB	$19.40	—	—	—	7.06%
	Highest contract charge 1.70% Class IB	$15.21	—	—	—	6.59%
	All contract charges	—	354	$6,372	1.39%
2019	Lowest contract charge 1.30% Class IB	$18.12	—	—	—	20.88%
	Highest contract charge 1.70% Class IB	$14.27	—	—	—	20.42%
	All contract charges	—	448	$7,498	2.00%
2018	Lowest contract charge 1.30% Class IB	$14.99	—	—	—	(16.02)%
	Highest contract charge 1.70% Class IB	$11.85	—	—	—	(16.37)%
	All contract charges	—	437	$6,117	1.70%

EQ/International Equity Index
2022	Lowest contract charge 1.30% Class IA	$13.34	—	—	—	(13.09)%
	Highest contract charge 1.70% Class IA	$12.65	—	—	—	(13.42)%
	All contract charges	—	2,255	$29,568	2.67%
2021	Lowest contract charge 1.30% Class IA	$15.35	—	—	—	9.49%
	Highest contract charge 1.70% Class IA	$14.61	—	—	—	9.03%
	All contract charges	—	2,069	$31,286	3.38%
2020	Lowest contract charge 1.30% Class IA	$14.02	—	—	—	2.49%
	Highest contract charge 1.70% Class IA	$13.40	—	—	—	2.06%
	All contract charges	—	2,123	$29,331	2.00%
2019	Lowest contract charge 1.30% Class IA	$13.68	—	—	—	20.63%
	Highest contract charge 1.70% Class IA	$13.13	—	—	—	20.13%
	All contract charges	—	2,218	$29,952	2.89%
2018	Lowest contract charge 1.30% Class IA	$11.34	—	—	—	(16.31)%
	Highest contract charge 1.70% Class IA	$10.93	—	—	—	(16.63)%
	All contract charges	—	2,374	$26,596	2.56%

EQ/International Equity Index
2022	Lowest contract charge 0.00% Class IB(i)	$11.94	—	—	—	(7.80)%
	Highest contract charge 1.25% Class IB	$10.90	—	—	—	(13.01)%
	All contract charges	—	2,745	$29,870	2.67%

FSA-204

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Equity Index (Continued)
2021	Lowest contract charge 0.30% Class IB	$13.55	—	—	—	10.61%
	Highest contract charge 1.25% Class IB	$12.53	—	—	—	9.53%
	All contract charges	—	2,610	$32,595	3.38%
2020	Lowest contract charge 0.30% Class IB	$12.25	—	—	—	3.55%
	Highest contract charge 1.25% Class IB	$11.44	—	—	—	2.51%
	All contract charges	—	2,217	$25,259	2.00%
2019	Lowest contract charge 0.30% Class IB	$11.83	—	—	—	21.71%
	Highest contract charge 1.25% Class IB	$11.16	—	—	—	20.65%
	All contract charges	—	2,005	$22,282	2.89%
2018	Lowest contract charge 0.30% Class IB	$ 9.72	—	—	—	(15.40)%
	Highest contract charge 1.25% Class IB	$ 9.25	—	—	—	(16.21)%
	All contract charges	—	1,800	$16,585	2.56%

EQ/International Managed Volatility
2022	Lowest contract charge 1.30% Class IB	$12.36	—	—	—	(16.09)%
	Highest contract charge 1.70% Class IB	$11.72	—	—	—	(16.41)%
	All contract charges	—	5,073	$61,424	1.07%
2021	Lowest contract charge 1.30% Class IB	$14.73	—	—	—	9.19%
	Highest contract charge 1.70% Class IB	$14.02	—	—	—	8.77%
	All contract charges	—	5,565	$80,392	2.95%
2020	Lowest contract charge 1.30% Class IB	$13.49	—	—	—	5.31%
	Highest contract charge 1.70% Class IB	$12.89	—	—	—	4.80%
	All contract charges	—	6,573	$87,104	1.58%
2019	Lowest contract charge 0.65% Class IB	$12.90	—	—	—	20.56%
	Highest contract charge 1.70% Class IB	$12.30	—	—	—	19.42%
	All contract charges	—	7,150	$90,136	2.23%
2018	Lowest contract charge 0.65% Class IB	$10.70	—	—	—	(14.94)%
	Highest contract charge 1.70% Class IB	$10.30	—	—	—	(15.92)%
	All contract charges	—	8,262	$87,056	1.79%

EQ/International Value Managed Volatility
2022	Lowest contract charge 1.30% Class IA	$11.91	—	—	—	(14.81)%
	Highest contract charge 1.70% Class IA	$11.29	—	—	—	(15.18)%
	All contract charges	—	149	$1,744	1.55%
2021	Lowest contract charge 1.30% Class IA	$13.98	—	—	—	8.88%
	Highest contract charge 1.70% Class IA	$13.31	—	—	—	8.48%
	All contract charges	—	157	$2,173	2.07%
2020	Lowest contract charge 1.30% Class IA	$12.84	—	—	—	2.88%
	Highest contract charge 1.70% Class IA	$12.27	—	—	—	2.42%
	All contract charges	—	180	$2,265	1.31%
2019	Lowest contract charge 1.30% Class IA	$12.48	—	—	—	21.05%
	Highest contract charge 1.70% Class IA	$11.98	—	—	—	20.52%
	All contract charges	—	205	$2,524	2.20%
2018	Lowest contract charge 1.30% Class IA	$10.31	—	—	—	(17.59)%
	Highest contract charge 1.70% Class IA	$ 9.94	—	—	—	(17.92)%
	All contract charges	—	233	$2,379	1.62%

EQ/Invesco Comstock
2022	Lowest contract charge 1.30% Class IA	$32.14	—	—	—	(0.80)%
	Highest contract charge 1.70% Class IA	$30.47	—	—	—	(1.20)%
	All contract charges	—	1,622	$51,431	1.56%
2021	Lowest contract charge 1.30% Class IA	$32.40	—	—	—	31.28%
	Highest contract charge 1.70% Class IA	$30.84	—	—	—	30.73%
	All contract charges	—	1,646	$52,673	1.13%
2020	Lowest contract charge 1.30% Class IA	$24.68	—	—	—	(2.06)%
	Highest contract charge 1.70% Class IA	$23.59	—	—	—	(2.44)%
	All contract charges	—	1,684	$41,078	1.97%

FSA-205

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Comstock (Continued)
2019	Lowest contract charge 1.30% Class IA	$25.20	—	—	—	23.35%
	Highest contract charge 1.70% Class IA	$24.18	—	—	—	22.87%
	All contract charges	—	1,817	$45,272	2.10%
2018	Lowest contract charge 1.30% Class IA	$20.43	—	—	—	(13.54)%
	Highest contract charge 1.70% Class IA	$19.68	—	—	—	(13.91)%
	All contract charges	—	1,786	$36,147	1.68%

EQ/Invesco Comstock
2022	Lowest contract charge 1.30% Class IB	$28.35	—	—	—	(0.80)%
	Highest contract charge 1.70% Class IB	$26.39	—	—	—	(1.20)%
	All contract charges	—	162	$4,514	1.56%
2021	Lowest contract charge 1.30% Class IB	$28.58	—	—	—	31.28%
	Highest contract charge 1.70% Class IB	$26.71	—	—	—	30.74%
	All contract charges	—	244	$6,833	1.13%
2020	Lowest contract charge 1.30% Class IB	$21.77	—	—	—	(2.07)%
	Highest contract charge 1.70% Class IB	$20.43	—	—	—	(2.48)%
	All contract charges	—	296	$6,291	1.97%
2019	Lowest contract charge 1.30% Class IB	$22.23	—	—	—	23.36%
	Highest contract charge 1.70% Class IB	$20.95	—	—	—	22.87%
	All contract charges	—	359	$7,780	2.10%
2018	Lowest contract charge 1.30% Class IB	$18.02	—	—	—	(13.53)%
	Highest contract charge 1.70% Class IB	$17.05	—	—	—	(13.89)%
	All contract charges	—	379	$6,686	1.68%

EQ/Invesco Global
2022	Lowest contract charge 1.30% Class IA	$22.20	—	—	—	(32.91)%
	Highest contract charge 1.70% Class IA	$21.05	—	—	—	(33.17)%
	All contract charges	—	1,945	$42,661	0.00%
2021	Lowest contract charge 1.30% Class IA	$33.09	—	—	—	13.56%
	Highest contract charge 1.70% Class IA	$31.50	—	—	—	13.11%
	All contract charges	—	2,159	$70,632	0.00%
2020	Lowest contract charge 1.30% Class IA	$29.14	—	—	—	25.39%
	Highest contract charge 1.70% Class IA	$27.85	—	—	—	24.89%
	All contract charges	—	2,343	$67,513	0.00%
2019	Lowest contract charge 1.30% Class IA	$23.24	—	—	—	29.40%
	Highest contract charge 1.70% Class IA	$22.30	—	—	—	28.83%
	All contract charges	—	2,607	$59,980	0.35%
2018	Lowest contract charge 1.30% Class IA	$17.96	—	—	—	(14.60)%
	Highest contract charge 1.70% Class IA	$17.31	—	—	—	(14.94)%
	All contract charges	—	2,807	$49,903	0.35%

EQ/Invesco Global
2022	Lowest contract charge 1.00% Class IB	$13.33	—	—	—	(32.71)%
	Highest contract charge 1.70% Class IB	$18.80	—	—	—	(33.19)%
	All contract charges	—	1,741	$25,389	0.00%
2021	Lowest contract charge 1.00% Class IB(e)	$19.81	—	—	—	13.33%
	Highest contract charge 1.70% Class IB	$28.14	—	—	—	13.15%
	All contract charges	—	1,787	$39,541	0.00%
2020	Lowest contract charge 1.10% Class IB	$17.39	—	—	—	25.65%
	Highest contract charge 1.70% Class IB	$24.87	—	—	—	24.85%
	All contract charges	—	1,723	$33,969	0.00%
2019	Lowest contract charge 1.10% Class IB	$13.84	—	—	—	29.71%
	Highest contract charge 1.70% Class IB	$19.92	—	—	—	28.85%
	All contract charges	—	1,892	$30,475	0.35%
2018	Lowest contract charge 0.30% Class IB	$12.57	—	—	—	(13.73)%
	Highest contract charge 1.70% Class IB	$15.46	—	—	—	(14.91)%
	All contract charges	—	1,748	$22,406	0.35%

FSA-206

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Global Real Assets
2022	Lowest contract charge 0.00% Class IB(i)	$13.33	—	—	—	(5.46)%
	Highest contract charge 1.70% Class IB	$16.76	—	—	—	(10.57)%
	All contract charges	—	3,082	$47,738	1.53%
2021	Lowest contract charge 0.30% Class IB	$14.65	—	—	—	20.68%
	Highest contract charge 1.70% Class IB	$18.74	—	—	—	18.98%
	All contract charges	—	3,520	$60,723	2.92%
2020	Lowest contract charge 0.30% Class IB	$12.14	—	—	—	(12.47)%
	Highest contract charge 1.70% Class IB	$15.75	—	—	—	(13.70)%
	All contract charges	—	3,801	$55,837	2.33%
2019	Lowest contract charge 0.30% Class IB	$13.87	—	—	—	22.10%
	Highest contract charge 1.70% Class IB	$18.25	—	—	—	20.38%
	All contract charges	—	4,242	$72,930	4.39%
2018	Lowest contract charge 0.30% Class IB(a)	$11.36	—	—	—	(0.79)%
	Highest contract charge 1.70% Class IB(a)	$15.16	—	—	—	(1.04)%
	All contract charges	—	4,591	$66,530	0.55%

EQ/Invesco Moderate Allocation
2022	Lowest contract charge 1.30% Class IB	$10.90	—	—	—	(13.97)%
	Highest contract charge 1.70% Class IB	$10.57	—	—	—	(14.34)%
	All contract charges	—	27,892	$303,299	0.28%
2021	Lowest contract charge 1.30% Class IB	$12.67	—	—	—	6.56%
	Highest contract charge 1.70% Class IB	$12.34	—	—	—	6.20%
	All contract charges	—	28,975	$366,433	0.00%
2020	Lowest contract charge 1.30% Class IB	$11.89	—	—	—	7.12%
	Highest contract charge 1.70% Class IB	$11.62	—	—	—	6.70%
	All contract charges	—	29,052	$344,796	0.18%
2019	Lowest contract charge 1.30% Class IB	$11.10	—	—	—	12.92%
	Highest contract charge 1.70% Class IB	$10.89	—	—	—	12.38%
	All contract charges	—	27,572	$305,533	1.03%
2018	Lowest contract charge 1.30% Class IB	$9.83	—	—	—	(6.29)%
	Highest contract charge 1.70% Class IB	$9.69	—	—	—	(6.65)%
	All contract charges	—	25,664	$251,973	0.83%

EQ/Invesco Moderate Growth Allocation(k)
2022	Lowest contract charge 1.30% Class IB	$10.98	—	—	—	(16.76)%
	Highest contract charge 1.65% Class IB	$10.83	—	—	—	(17.08)%
	All contract charges	—	18,087	$198,509	1.15%
2021	Lowest contract charge 1.30% Class IB	$13.19	—	—	—	8.65%
	Highest contract charge 1.65% Class IB	$13.06	—	—	—	8.38%
	All contract charges	—	7,325	$96,615	0.29%
2020	Lowest contract charge 1.30% Class IB	$12.14	—	—	—	7.72%
	Highest contract charge 1.65% Class IB	$12.05	—	—	—	7.30%
	All contract charges	—	5,068	$61,499	0.71%
2019	Lowest contract charge 1.30% Class IB(b)	$11.27	—	—	—	10.82%
	Highest contract charge 1.65% Class IB(b)	$11.23	—	—	—	10.42%
	All contract charges	—	2,655	$29,906	1.76%

EQ/Janus Enterprise
2022	Lowest contract charge 1.30% Class IA	$28.38	—	—	—	(17.67)%
	Highest contract charge 1.70% Class IA	$26.91	—	—	—	(17.98)%
	All contract charges	—	1,935	$54,090	0.00%
2021	Lowest contract charge 1.30% Class IA	$34.47	—	—	—	15.32%
	Highest contract charge 1.70% Class IA	$32.81	—	—	—	14.84%
	All contract charges	—	1,946	$66,139	0.10%
2020	Lowest contract charge 1.30% Class IA	$29.89	—	—	—	17.26%
	Highest contract charge 1.70% Class IA	$28.57	—	—	—	16.80%
	All contract charges	—	2,121	$62,618	0.00%

FSA-207

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise (Continued)
2019	Lowest contract charge 1.30% Class IA	$25.49	—	—	—	34.73%
	Highest contract charge 1.70% Class IA	$24.46	—	—	—	34.17%
	All contract charges	—	1,798	$45,305	0.02%
2018	Lowest contract charge 1.30% Class IA	$18.92	—	—	—	(3.07)%
	Highest contract charge 1.70% Class IA	$18.23	—	—	—	(3.49)%
	All contract charges	—	1,843	$34,523	0.00%

EQ/Janus Enterprise
2022	Lowest contract charge 0.30% Class IB	$18.52	—	—	—	(16.84)%
	Highest contract charge 1.70% Class IB	$33.46	—	—	—	(17.99)%
	All contract charges	—	1,692	$33,139	0.00%
2021	Lowest contract charge 0.30% Class IB	$22.27	—	—	—	16.47%
	Highest contract charge 1.70% Class IB	$40.80	—	—	—	14.83%
	All contract charges	—	1,737	$44,985	0.10%
2020	Lowest contract charge 0.30% Class IB	$19.12	—	—	—	18.46%
	Highest contract charge 1.70% Class IB	$35.53	—	—	—	16.80%
	All contract charges	—	1,547	$38,306	0.00%
2019	Lowest contract charge 0.30% Class IB	$16.14	—	—	—	36.09%
	Highest contract charge 1.70% Class IB	$30.42	—	—	—	34.13%
	All contract charges	—	1,220	$23,984	0.02%
2018	Lowest contract charge 1.10% Class IB	$10.37	—	—	—	(2.90)%
	Highest contract charge 1.70% Class IB	$22.68	—	—	—	(3.45)%
	All contract charges	—	1,110	$17,273	0.00%

EQ/JPMorgan Growth Allocation(l)
2022	Lowest contract charge 1.30% Class IB	$11.14	—	—	—	(14.64)%
	Highest contract charge 1.65% Class IB	$10.94	—	—	—	(14.93)%
	All contract charges	—	35,290	$392,858	0.49%
2021	Lowest contract charge 1.30% Class IB	$13.05	—	—	—	11.44%
	Highest contract charge 1.65% Class IB	$12.86	—	—	—	11.05%
	All contract charges	—	25,285	$329,853	0.00%
2020	Lowest contract charge 1.30% Class IB	$11.71	—	—	—	7.33%
	Highest contract charge 1.65% Class IB	$11.58	—	—	—	6.93%
	All contract charges	—	20,470	$239,727	0.01%
2019	Lowest contract charge 1.30% Class IB	$10.91	—	—	—	14.36%
	Highest contract charge 1.65% Class IB	$10.83	—	—	—	13.88%
	All contract charges	—	15,163	$165,454	0.95%
2018	Lowest contract charge 1.30% Class IB	$ 9.54	—	—	—	(6.01)%
	Highest contract charge 1.65% Class IB	$ 9.51	—	—	—	(6.21)%
	All contract charges	—	7,242	$69,110	1.23%

EQ/JPMorgan Value Opportunities
2022	Lowest contract charge 1.30% Class IA	$34.55	—	—	—	(1.06)%
	Highest contract charge 1.70% Class IA	$32.76	—	—	—	(1.44)%
	All contract charges	—	557	$18,802	1.37%
2021	Lowest contract charge 1.30% Class IA	$34.92	—	—	—	21.59%
	Highest contract charge 1.70% Class IA	$33.24	—	—	—	21.09%
	All contract charges	—	378	$12,920	0.83%
2020	Lowest contract charge 1.30% Class IA	$28.72	—	—	—	9.62%
	Highest contract charge 1.70% Class IA	$27.45	—	—	—	9.19%
	All contract charges	—	385	$10,861	1.20%
2019	Lowest contract charge 1.30% Class IA	$26.20	—	—	—	25.90%
	Highest contract charge 1.70% Class IA	$25.14	—	—	—	25.32%
	All contract charges	—	404	$10,437	1.30%
2018	Lowest contract charge 1.30% Class IA	$20.81	—	—	—	(16.53)%
	Highest contract charge 1.70% Class IA	$20.06	—	—	—	(16.83)%
	All contract charges	—	467	$9,617	0.99%

FSA-208

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/JPMorgan Value Opportunities
2022	Lowest contract charge 0.00% Class IB(i)	$15.35	—	—	—	(3.28)%
	Highest contract charge 1.70% Class IB	$36.87	—	—	—	(1.47)%
	All contract charges	—	4,854	$73,645	1.37%
2021	Lowest contract charge 0.30% Class IB	$15.32	—	—	—	22.85%
	Highest contract charge 1.70% Class IB	$37.42	—	—	—	21.10%
	All contract charges	—	2,591	$43,410	0.83%
2020	Lowest contract charge 0.30% Class IB	$12.47	—	—	—	10.75%
	Highest contract charge 1.70% Class IB	$30.90	—	—	—	9.19%
	All contract charges	—	1,226	$20,006	1.20%
2019	Lowest contract charge 0.30% Class IB(a)	$11.26	—	—	—	27.09%
	Highest contract charge 1.70% Class IB	$28.30	—	—	—	25.39%
	All contract charges	—	835	$14,864	1.30%
2018	Lowest contract charge 1.10% Class IB(a)	$ 8.84	—	—	—	(10.44)%
	Highest contract charge 1.70% Class IB	$22.57	—	—	—	(16.87)%
	All contract charges	—	373	$7,945	0.99%

EQ/Large Cap Core Managed Volatility
2022	Lowest contract charge 1.30% Class IB	$33.30	—	—	—	(19.45)%
	Highest contract charge 1.70% Class IB	$23.45	—	—	—	(19.77)%
	All contract charges	—	170	$5,061	0.01%
2021	Lowest contract charge 1.30% Class IB	$41.34	—	—	—	25.65%
	Highest contract charge 1.70% Class IB	$29.23	—	—	—	25.18%
	All contract charges	—	235	$8,738	0.37%
2020	Lowest contract charge 1.30% Class IB	$32.90	—	—	—	14.75%
	Highest contract charge 1.70% Class IB	$23.35	—	—	—	14.29%
	All contract charges	—	309	$9,173	0.69%
2019	Lowest contract charge 1.30% Class IB	$28.67	—	—	—	28.28%
	Highest contract charge 1.70% Class IB	$20.43	—	—	—	27.77%
	All contract charges	—	366	$9,561	1.25%
2018	Lowest contract charge 1.30% Class IB	$22.35	—	—	—	(7.64)%
	Highest contract charge 1.70% Class IB	$15.99	—	—	—	(8.05)%
	All contract charges	—	401	$8,197	0.97%

EQ/Large Cap Growth Index
2022	Lowest contract charge 0.65% Class IA	$39.00	—	—	—	(30.01)%
	Highest contract charge 1.70% Class IA	$39.51	—	—	—	(30.74)%
	All contract charges	—	1,502	$61,782	0.23%
2021	Lowest contract charge 0.65% Class IA	$55.72	—	—	—	25.92%
	Highest contract charge 1.70% Class IA	$57.05	—	—	—	24.56%
	All contract charges	—	1,652	$97,868	0.05%
2020	Lowest contract charge 0.65% Class IA	$44.25	—	—	—	36.41%
	Highest contract charge 1.70% Class IA	$45.80	—	—	—	34.98%
	All contract charges	—	1,837	$87,022	0.30%
2019	Lowest contract charge 0.65% Class IA	$32.44	—	—	—	34.44%
	Highest contract charge 1.70% Class IA	$33.93	—	—	—	33.01%
	All contract charges	—	2,094	$73,076	0.64%
2018	Lowest contract charge 0.65% Class IA	$24.13	—	—	—	(2.90)%
	Highest contract charge 1.70% Class IA	$25.51	—	—	—	(3.92)%
	All contract charges	—	1,822	$47,830	0.66%

EQ/Large Cap Growth Index
2022	Lowest contract charge 0.30% Class IB	$26.75	—	—	—	(29.75)%
	Highest contract charge 1.25% Class IB	$24.50	—	—	—	(30.42)%
	All contract charges	—	2,585	$56,055	0.23%
2021	Lowest contract charge 0.30% Class IB	$38.08	—	—	—	26.34%
	Highest contract charge 1.25% Class IB	$35.21	—	—	—	25.12%
	All contract charges	—	2,310	$72,116	0.05%

FSA-209

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Index (Continued)
2020	Lowest contract charge 0.30% Class IB	$30.14	—	—	—	36.94%
	Highest contract charge 1.25% Class IB	$28.14	—	—	—	35.61%
	All contract charges	—	1,810	$45,320	0.30%
2019	Lowest contract charge 0.30% Class IB	$22.01	—	—	—	34.87%
	Highest contract charge 1.25% Class IB	$20.75	—	—	—	33.61%
	All contract charges	—	1,749	$32,598	0.64%
2018	Lowest contract charge 1.10% Class IB	$12.84	—	—	—	(3.31)%
	Highest contract charge 1.25% Class IB	$15.53	—	—	—	(3.48)%
	All contract charges	—	1,569	$21,979	0.66%

EQ/Large Cap Growth Managed Volatility
2022	Lowest contract charge 1.30% Class IA	$34.40	—	—	—	(31.49)%
	Highest contract charge 1.70% Class IA	$32.62	—	—	—	(31.76)%
	All contract charges	—	130	$4,409	0.06%
2021	Lowest contract charge 1.30% Class IA	$50.21	—	—	—	22.76%
	Highest contract charge 1.70% Class IA	$47.80	—	—	—	22.25%
	All contract charges	—	143	$7,074	0.00%
2020	Lowest contract charge 1.30% Class IA	$40.90	—	—	—	30.30%
	Highest contract charge 1.70% Class IA	$39.10	—	—	—	29.77%
	All contract charges	—	174	$7,015	0.08%
2019	Lowest contract charge 1.30% Class IA	$31.39	—	—	—	31.95%
	Highest contract charge 1.70% Class IA	$30.13	—	—	—	31.46%
	All contract charges	—	193	$5,981	0.42%
2018	Lowest contract charge 1.30% Class IA	$23.79	—	—	—	(4.23)%
	Highest contract charge 1.70% Class IA	$22.92	—	—	—	(4.62)%
	All contract charges	—	216	$5,059	0.47%

EQ/Large Cap Growth Managed Volatility
2022	Lowest contract charge 1.30% Class IB	$40.16	—	—	—	(31.49)%
	Highest contract charge 1.70% Class IB	$42.22	—	—	—	(31.77)%
	All contract charges	—	245	$9,855	0.06%
2021	Lowest contract charge 1.30% Class IB	$58.62	—	—	—	22.76%
	Highest contract charge 1.70% Class IB	$61.88	—	—	—	22.27%
	All contract charges	—	333	$19,520	0.00%
2020	Lowest contract charge 1.30% Class IB	$47.75	—	—	—	30.29%
	Highest contract charge 1.70% Class IB	$50.61	—	—	—	29.77%
	All contract charges	—	402	$19,174	0.08%
2019	Lowest contract charge 1.30% Class IB	$36.65	—	—	—	31.98%
	Highest contract charge 1.70% Class IB	$39.00	—	—	—	31.45%
	All contract charges	—	526	$19,377	0.42%
2018	Lowest contract charge 1.30% Class IB	$27.77	—	—	—	(4.24)%
	Highest contract charge 1.70% Class IB	$29.67	—	—	—	(4.63)%
	All contract charges	—	570	$15,944	0.47%

EQ/Large Cap Value Index
2022	Lowest contract charge 1.30% Class IA	$28.77	—	—	—	(9.41)%
	Highest contract charge 1.70% Class IA	$27.28	—	—	—	(9.79)%
	All contract charges	—	1,303	$36,943	1.48%
2021	Lowest contract charge 1.30% Class IA	$31.76	—	—	—	22.67%
	Highest contract charge 1.70% Class IA	$30.24	—	—	—	22.18%
	All contract charges	—	1,341	$41,974	1.34%
2020	Lowest contract charge 1.30% Class IA	$25.89	—	—	—	0.86%
	Highest contract charge 1.70% Class IA	$24.75	—	—	—	0.49%
	All contract charges	—	1,435	$36,628	1.90%
2019	Lowest contract charge 1.30% Class IA	$25.67	—	—	—	24.01%
	Highest contract charge 1.70% Class IA	$24.63	—	—	—	23.46%
	All contract charges	—	1,558	$39,380	2.33%

FSA-210

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Index (Continued)
2018	Lowest contract charge 1.30% Class IA	$20.70	—	—	—	(10.08)%
	Highest contract charge 1.70% Class IA	$19.95	—	—	—	(10.42)%
	All contract charges	—	1,303	$26,682	2.10%

EQ/Large Cap Value Index
2022	Lowest contract charge 0.30% Class IB	$19.18	—	—	—	(8.49)%
	Highest contract charge 1.25% Class IB	$17.57	—	—	—	(9.39)%
	All contract charges	—	2,047	$33,270	1.48%
2021	Lowest contract charge 0.30% Class IB	$20.96	—	—	—	23.88%
	Highest contract charge 1.25% Class IB	$19.39	—	—	—	22.72%
	All contract charges	—	1,794	$32,395	1.34%
2020	Lowest contract charge 1.10% Class IB	$13.70	—	—	—	1.03%
	Highest contract charge 1.25% Class IB	$15.80	—	—	—	0.96%
	All contract charges	—	1,449	$21,325	1.90%
2019	Lowest contract charge 1.10% Class IB	$13.56	—	—	—	24.29%
	Highest contract charge 1.25% Class IB	$15.65	—	—	—	24.11%
	All contract charges	—	1,361	$19,984	2.33%
2018	Lowest contract charge 1.10% Class IB	$10.91	—	—	—	(9.91)%
	Highest contract charge 1.25% Class IB	$12.61	—	—	—	(10.06)%
	All contract charges	—	1,099	$13,112	2.10%

EQ/Large Cap Value Managed Volatility
2022	Lowest contract charge 1.30% Class IA	$26.55	—	—	—	(12.75)%
	Highest contract charge 1.70% Class IA	$25.18	—	—	—	(13.08)%
	All contract charges	—	534	$14,003	1.22%
2021	Lowest contract charge 1.30% Class IA	$30.43	—	—	—	23.20%
	Highest contract charge 1.70% Class IA	$28.97	—	—	—	22.70%
	All contract charges	—	522	$15,701	0.94%
2020	Lowest contract charge 1.30% Class IA	$24.70	—	—	—	4.31%
	Highest contract charge 1.70% Class IA	$23.61	—	—	—	3.87%
	All contract charges	—	519	$12,681	1.66%
2019	Lowest contract charge 1.30% Class IA	$23.68	—	—	—	23.78%
	Highest contract charge 1.70% Class IA	$22.73	—	—	—	23.33%
	All contract charges	—	472	$11,068	1.95%
2018	Lowest contract charge 1.30% Class IA	$19.13	—	—	—	(11.11)%
	Highest contract charge 1.70% Class IA	$18.43	—	—	—	(11.48)%
	All contract charges	—	495	$9,390	2.42%

EQ/Large Cap Value Managed Volatility
2022	Lowest contract charge 1.30% Class IB	$24.63	—	—	—	(12.75)%
	Highest contract charge 1.70% Class IB	$26.34	—	—	—	(13.10)%
	All contract charges	—	325	$7,991	1.22%
2021	Lowest contract charge 1.30% Class IB	$28.23	—	—	—	23.22%
	Highest contract charge 1.70% Class IB	$30.31	—	—	—	22.71%
	All contract charges	—	456	$12,889	0.94%
2020	Lowest contract charge 1.30% Class IB	$22.91	—	—	—	4.33%
	Highest contract charge 1.70% Class IB	$24.70	—	—	—	3.87%
	All contract charges	—	542	$12,451	1.66%
2019	Lowest contract charge 1.30% Class IB	$21.96	—	—	—	23.79%
	Highest contract charge 1.70% Class IB	$23.78	—	—	—	23.34%
	All contract charges	—	595	$13,104	1.95%
2018	Lowest contract charge 1.30% Class IB	$17.74	—	—	—	(11.08)%
	Highest contract charge 1.70% Class IB	$19.28	—	—	—	(11.48)%
	All contract charges	—	607	$10,830	2.42%

EQ/Lazard Emerging Markets Equity
2022	Lowest contract charge 0.00% Class IB(i)	$ 9.48	—	—	—	(17.64)%
	Highest contract charge 1.70% Class IB	$10.03	—	—	—	(16.35)%
	All contract charges	—	5,406	$53,945	4.01%

FSA-211

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Lazard Emerging Markets Equity (Continued)
2021	Lowest contract charge 0.30% Class IB	$11.14	—	—	—	5.49%
	Highest contract charge 1.70% Class IB	$11.99	—	—	—	4.08%
	All contract charges	—	5,915	$70,606	2.58%
2020	Lowest contract charge 0.30% Class IB	$10.56	—	—	—	(1.77)%
	Highest contract charge 1.70% Class IB	$11.52	—	—	—	(3.19)%
	All contract charges	—	6,511	$74,714	1.72%
2019	Lowest contract charge 0.30% Class IB	$10.75	—	—	—	18.39%
	Highest contract charge 1.70% Class IB	$11.90	—	—	—	16.78%
	All contract charges	—	7,317	$86,792	2.60%
2018	Lowest contract charge 0.30% Class IB(a)	$ 9.08	—	—	—	(1.41)%
	Highest contract charge 1.70% Class IB(a)	$10.19	—	—	—	(1.74)%
	All contract charges	—	7,831	$79,666	0.17%

EQ/Loomis Sayles Growth
2022	Lowest contract charge 1.30% Class IA	$33.53	—	—	—	(28.92)%
	Highest contract charge 1.70% Class IA	$31.79	—	—	—	(29.20)%
	All contract charges	—	2,260	$75,003	0.00%
2021	Lowest contract charge 1.30% Class IA	$47.17	—	—	—	14.69%
	Highest contract charge 1.70% Class IA	$44.90	—	—	—	14.19%
	All contract charges	—	1,537	$71,911	0.00%
2020	Lowest contract charge 1.30% Class IA	$41.13	—	—	—	29.22%
	Highest contract charge 1.70% Class IA	$39.32	—	—	—	28.71%
	All contract charges	—	1,770	$72,157	0.00%
2019	Lowest contract charge 1.30% Class IA	$31.83	—	—	—	29.60%
	Highest contract charge 1.70% Class IA	$30.55	—	—	—	29.12%
	All contract charges	—	1,960	$61,881	0.03%
2018	Lowest contract charge 1.30% Class IA	$24.56	—	—	—	(4.25)%
	Highest contract charge 1.70% Class IA	$23.66	—	—	—	(4.64)%
	All contract charges	—	2,083	$50,745	0.09%

EQ/Loomis Sayles Growth
2022	Lowest contract charge 0.00% Class IB(i)	$24.72	—	—	—	(17.07)%
	Highest contract charge 1.70% Class IB	$30.60	—	—	—	(29.22)%
	All contract charges	—	2,304	$47,400	0.00%
2021	Lowest contract charge 0.25% Class IB(e)	$34.34	—	—	—	12.78%
	Highest contract charge 1.70% Class IB	$43.23	—	—	—	14.21%
	All contract charges	—	1,572	$46,079	0.00%
2020	Lowest contract charge 0.30% Class IB	$29.63	—	—	—	30.53%
	Highest contract charge 1.70% Class IB	$37.85	—	—	—	28.70%
	All contract charges	—	1,548	$40,005	0.00%
2019	Lowest contract charge 0.30% Class IB	$22.70	—	—	—	30.91%
	Highest contract charge 1.70% Class IB	$29.41	—	—	—	29.10%
	All contract charges	—	1,648	$33,565	0.03%
2018	Lowest contract charge 1.10% Class IB	$13.85	—	—	—	(4.02)%
	Highest contract charge 1.70% Class IB	$22.78	—	—	—	(4.65)%
	All contract charges	—	1,517	$24,115	0.09%

EQ/MFS International Growth(p)
2022	Lowest contract charge 1.30% Class IA	$19.07	—	—	—	(16.29)%
	Highest contract charge 1.70% Class IA	$18.08	—	—	—	(16.64)%
	All contract charges	—	3,137	$59,122	1.09%
2021	Lowest contract charge 1.30% Class IA	$22.78	—	—	—	7.96%
	Highest contract charge 1.70% Class IA	$21.69	—	—	—	7.59%
	All contract charges	—	2,120	$47,790	0.24%
2020	Lowest contract charge 1.30% Class IA	$21.10	—	—	—	13.87%
	Highest contract charge 1.70% Class IA	$20.16	—	—	—	13.39%
	All contract charges	—	2,186	$45,655	0.45%

FSA-212

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS International Growth(p) (Continued)
2019	Lowest contract charge 1.30% Class IA	$18.53	—	—	—	25.63%
	Highest contract charge 1.70% Class IA	$17.78	—	—	—	25.04%
	All contract charges	—	2,300	$42,214	1.34%
2018	Lowest contract charge 1.30% Class IA	$14.75	—	—	—	(10.61)%
	Highest contract charge 1.70% Class IA	$14.22	—	—	—	(10.90)%
	All contract charges	—	2,192	$32,070	0.95%

EQ/MFS International Growth(p)
2022	Lowest contract charge 0.30% Class IB	$15.45	—	—	—	(15.44)%
	Highest contract charge 1.70% Class IB	$22.66	—	—	—	(16.63)%
	All contract charges	—	3,098	$43,652	1.09%
2021	Lowest contract charge 0.30% Class IB	$18.27	—	—	—	9.07%
	Highest contract charge 1.70% Class IB	$27.18	—	—	—	7.56%
	All contract charges	—	2,429	$40,948	0.24%
2020	Lowest contract charge 0.30% Class IB	$16.75	—	—	—	15.04%
	Highest contract charge 1.70% Class IB	$25.27	—	—	—	13.42%
	All contract charges	—	2,013	$31,469	0.45%
2019	Lowest contract charge 0.30% Class IB	$14.56	—	—	—	26.83%
	Highest contract charge 1.70% Class IB	$22.28	—	—	—	25.10%
	All contract charges	—	2,083	$28,800	1.34%
2018	Lowest contract charge 0.30% Class IB	$11.48	—	—	—	(9.61)%
	Highest contract charge 1.70% Class IB	$17.81	—	—	—	(10.95)%
	All contract charges	—	1,679	$18,486	0.95%

EQ/MFS International Intrinsic Value
2022	Lowest contract charge 0.00% Class IB(i)	$16.14	—	—	—	(12.71)%
	Highest contract charge 1.70% Class IB	$20.68	—	—	—	(25.10)%
	All contract charges	—	10,521	$186,443	0.42%
2021	Lowest contract charge 0.30% Class IB	$21.18	—	—	—	9.91%
	Highest contract charge 1.70% Class IB	$27.61	—	—	—	8.36%
	All contract charges	—	11,064	$264,551	0.35%
2020	Lowest contract charge 0.30% Class IB	$19.27	—	—	—	19.69%
	Highest contract charge 1.70% Class IB	$25.48	—	—	—	18.02%
	All contract charges	—	11,576	$260,533	0.25%
2019	Lowest contract charge 0.30% Class IB	$16.10	—	—	—	25.49%
	Highest contract charge 1.70% Class IB	$21.59	—	—	—	23.72%
	All contract charges	—	12,771	$245,448	0.67%
2018	Lowest contract charge 0.30% Class IB(a)	$12.83	—	—	—	(4.40)%
	Highest contract charge 1.70% Class IB(a)	$17.45	—	—	—	(4.70)%
	All contract charges	—	13,493	$211,736	0.00%

EQ/MFS Mid Cap Focused Growth
2022	Lowest contract charge 0.65% Class IB	$30.61	—	—	—	(27.53)%
	Highest contract charge 1.70% Class IB	$33.74	—	—	—	(28.29)%
	All contract charges	—	1,574	$55,336	0.00%
2021	Lowest contract charge 0.65% Class IB	$42.24	—	—	—	18.09%
	Highest contract charge 1.70% Class IB	$47.05	—	—	—	16.87%
	All contract charges	—	1,786	$87,224	0.00%
2020	Lowest contract charge 0.65% Class IB	$35.77	—	—	—	28.85%
	Highest contract charge 1.70% Class IB	$40.26	—	—	—	27.49%
	All contract charges	—	2,098	$87,355	0.00%
2019	Lowest contract charge 0.65% Class IB	$27.76	—	—	—	35.41%
	Highest contract charge 1.70% Class IB	$31.58	—	—	—	33.98%
	All contract charges	—	2,360	$76,772	0.02%
2018	Lowest contract charge 0.65% Class IB(a)	$20.50	—	—	—	(9.45)%
	Highest contract charge 1.70% Class IB(a)	$23.57	—	—	—	(9.62)%
	All contract charges	—	2,346	$56,849	0.01%

FSA-213

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS Technology
2022	Lowest contract charge 0.00% Class IB(i)	$12.74	—	—	—	(24.53)%
	Highest contract charge 1.70% Class IB	$41.36	—	—	—	(37.38)%
	All contract charges	—	5,317	$130,739	0.00%
2021	Lowest contract charge 0.30% Class IB	$20.00	—	—	—	13.44%
	Highest contract charge 1.70% Class IB	$66.05	—	—	—	11.85%
	All contract charges	—	5,435	$224,949	0.00%
2020	Lowest contract charge 0.30% Class IB	$17.63	—	—	—	46.43%
	Highest contract charge 1.70% Class IB	$59.05	—	—	—	44.34%
	All contract charges	—	5,509	$216,331	0.08%
2019	Lowest contract charge 0.30% Class IB(a)	$12.04	—	—	—	35.43%
	Highest contract charge 1.70% Class IB	$40.91	—	—	—	33.52%
	All contract charges	—	1,299	$44,875	0.00%
2018	Lowest contract charge 1.10% Class IB(a)	$ 8.88	—	—	—	(11.11)%
	Highest contract charge 1.70% Class IB(a)	$30.64	—	—	—	(11.27)%
	All contract charges	—	1,068	$33,121	0.00%

EQ/MFS Utilities Series
2022	Lowest contract charge 0.30% Class IB	$17.93	—	—	—	0.17%
	Highest contract charge 1.70% Class IB	$25.67	—	—	—	(1.27)%
	All contract charges	—	2,678	$58,018	5.16%
2021	Lowest contract charge 0.30% Class IB	$17.90	—	—	—	13.58%
	Highest contract charge 1.70% Class IB	$26.00	—	—	—	11.97%
	All contract charges	—	2,531	$57,292	1.19%
2020	Lowest contract charge 0.30% Class IB	$15.76	—	—	—	5.21%
	Highest contract charge 1.70% Class IB	$23.22	—	—	—	3.75%
	All contract charges	—	2,693	$55,471	2.33%
2019	Lowest contract charge 0.30% Class IB	$14.98	—	—	—	24.32%
	Highest contract charge 1.70% Class IB	$22.38	—	—	—	22.56%
	All contract charges	—	3,046	$61,085	2.88%
2018	Lowest contract charge 0.30% Class IB(a)	$12.05	—	—	—	(2.74)%
	Highest contract charge 1.70% Class IB(a)	$18.26	—	—	—	(2.98)%
	All contract charges	—	3,048	$50,223	0.50%

EQ/Mid Cap Index
2022	Lowest contract charge 1.30% Class IA	$33.27	—	—	—	(14.74)%
	Highest contract charge 1.70% Class IA	$31.55	—	—	—	(15.07)%
	All contract charges	—	1,898	$62,249	0.96%
2021	Lowest contract charge 1.30% Class IA	$39.02	—	—	—	22.28%
	Highest contract charge 1.70% Class IA	$37.15	—	—	—	21.80%
	All contract charges	—	2,075	$79,816	0.63%
2020	Lowest contract charge 1.30% Class IA	$31.91	—	—	—	11.38%
	Highest contract charge 1.70% Class IA	$30.50	—	—	—	10.91%
	All contract charges	—	2,188	$68,946	1.00%
2019	Lowest contract charge 1.30% Class IA	$28.65	—	—	—	23.76%
	Highest contract charge 1.70% Class IA	$27.50	—	—	—	23.26%
	All contract charges	—	2,421	$68,558	1.13%
2018	Lowest contract charge 1.30% Class IA	$23.15	—	—	—	(12.84)%
	Highest contract charge 1.70% Class IA	$22.31	—	—	—	(13.19)%
	All contract charges	—	2,513	$57,522	1.07%

EQ/Mid Cap Index
2022	Lowest contract charge 0.00% Class IB(i)	$19.80	—	—	—	(5.49)%
	Highest contract charge 1.25% Class IB	$18.08	—	—	—	(14.68)%
	All contract charges	—	3,236	$53,422	0.96%
2021	Lowest contract charge 0.30% Class IB	$22.91	—	—	—	23.50%
	Highest contract charge 1.25% Class IB	$21.19	—	—	—	22.34%
	All contract charges	—	3,105	$60,180	0.63%

FSA-214

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Index (Continued)
2020	Lowest contract charge 0.30% Class IB	$18.55	—	—	—	12.49%
	Highest contract charge 1.25% Class IB	$17.32	—	—	—	11.45%
	All contract charges	—	2,660	$42,463	1.00%
2019	Lowest contract charge 0.30% Class IB	$16.49	—	—	—	25.02%
	Highest contract charge 1.25% Class IB	$15.54	—	—	—	23.82%
	All contract charges	—	2,467	$35,553	1.13%
2018	Lowest contract charge 0.30% Class IB	$13.19	—	—	—	(11.95)%
	Highest contract charge 1.25% Class IB	$12.55	—	—	—	(12.85)%
	All contract charges	—	2,116	$24,839	1.07%

EQ/Mid Cap Value Managed Volatility
2022	Lowest contract charge 1.30% Class IA	$27.62	—	—	—	(15.69)%
	Highest contract charge 1.70% Class IA	$26.19	—	—	—	(16.00)%
	All contract charges	—	232	$6,350	0.84%
2021	Lowest contract charge 1.30% Class IA	$32.76	—	—	—	25.76%
	Highest contract charge 1.70% Class IA	$31.18	—	—	—	25.22%
	All contract charges	—	238	$7,710	0.56%
2020	Lowest contract charge 1.30% Class IA	$26.05	—	—	—	3.58%
	Highest contract charge 1.70% Class IA	$24.90	—	—	—	3.19%
	All contract charges	—	229	$5,929	1.17%
2019	Lowest contract charge 1.30% Class IA	$25.15	—	—	—	24.94%
	Highest contract charge 1.70% Class IA	$24.13	—	—	—	24.45%
	All contract charges	—	237	$5,910	1.39%
2018	Lowest contract charge 1.30% Class IA	$20.13	—	—	—	(14.41)%
	Highest contract charge 1.70% Class IA	$19.39	—	—	—	(14.81)%
	All contract charges	—	241	$4,819	1.21%

EQ/Mid Cap Value Managed Volatility
2022	Lowest contract charge 1.30% Class IB	$31.80	—	—	—	(15.67)%
	Highest contract charge 1.70% Class IB	$32.32	—	—	—	(16.03)%
	All contract charges	—	182	$5,657	0.84%
2021	Lowest contract charge 1.30% Class IB	$37.71	—	—	—	25.74%
	Highest contract charge 1.70% Class IB	$38.49	—	—	—	25.25%
	All contract charges	—	292	$10,771	0.56%
2020	Lowest contract charge 1.30% Class IB	$29.99	—	—	—	3.59%
	Highest contract charge 1.70% Class IB	$30.73	—	—	—	3.19%
	All contract charges	—	364	$10,724	1.17%
2019	Lowest contract charge 1.30% Class IB	$28.95	—	—	—	24.95%
	Highest contract charge 1.70% Class IB	$29.78	—	—	—	24.45%
	All contract charges	—	400	$11,435	1.39%
2018	Lowest contract charge 1.30% Class IB	$23.17	—	—	—	(14.41)%
	Highest contract charge 1.70% Class IB	$23.93	—	—	—	(14.78)%
	All contract charges	—	414	$9,486	1.21%

EQ/Moderate Allocation
2022	Lowest contract charge 1.30% Class A	$15.15	—	—	—	(16.57)%
	Highest contract charge 1.70% Class A	$14.36	—	—	—	(16.90)%
	All contract charges	—	4,887	$73,341	1.27%
2021	Lowest contract charge 1.30% Class A	$18.16	—	—	—	7.01%
	Highest contract charge 1.70% Class A	$17.28	—	—	—	6.54%
	All contract charges	—	5,523	$99,350	2.74%
2020	Lowest contract charge 1.30% Class A	$16.97	—	—	—	9.84%
	Highest contract charge 1.70% Class A	$16.22	—	—	—	9.37%
	All contract charges	—	6,075	$102,225	2.29%
2019	Lowest contract charge 1.30% Class A	$15.45	—	—	—	14.02%
	Highest contract charge 1.70% Class A	$14.83	—	—	—	13.55%
	All contract charges	—	6,697	$102,635	1.66%

FSA-215

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Allocation (Continued)
2018	Lowest contract charge 1.30% Class A	$13.55	—	—	—	(6.03)%
	Highest contract charge 1.70% Class A	$13.06	—	—	—	(6.38)%
	All contract charges	—	7,282	$97,916	1.65%

EQ/Moderate Allocation
2022	Lowest contract charge 1.00% Class B	$11.65	—	—	—	(16.31)%
	Highest contract charge 1.25% Class B	$12.11	—	—	—	(16.54)%
	All contract charges	—	10,342	$122,894	1.27%
2021	Lowest contract charge 1.00% Class B(e)	$13.92	—	—	—	4.58%
	Highest contract charge 1.25% Class B	$14.51	—	—	—	7.01%
	All contract charges	—	9,609	$136,681	2.74%
2020	Lowest contract charge 1.10% Class B	$12.97	—	—	—	10.10%
	Highest contract charge 1.25% Class B	$13.56	—	—	—	9.89%
	All contract charges	—	7,152	$95,028	2.29%
2019	Lowest contract charge 1.10% Class B	$11.78	—	—	—	14.26%
	Highest contract charge 1.25% Class B	$12.34	—	—	—	14.15%
	All contract charges	—	6,196	$75,040	1.66%
2018	Lowest contract charge 1.10% Class B	$10.31	—	—	—	(5.84)%
	Highest contract charge 1.25% Class B	$10.81	—	—	—	(6.00)%
	All contract charges	—	5,157	$54,691	1.65%

EQ/Moderate Growth Strategy
2022	Lowest contract charge 0.65% Class IB	$16.96	—	—	—	(17.03)%
	Highest contract charge 1.70% Class IB	$16.33	—	—	—	(17.90)%
	All contract charges	—	254,281	$4,378,296	0.84%
2021	Lowest contract charge 0.65% Class IB	$20.44	—	—	—	11.15%
	Highest contract charge 1.70% Class IB	$19.89	—	—	—	9.95%
	All contract charges	—	301,656	$6,319,462	1.93%
2020	Lowest contract charge 0.65% Class IB	$18.39	—	—	—	11.66%
	Highest contract charge 1.70% Class IB	$18.09	—	—	—	10.51%
	All contract charges	—	335,022	$6,360,764	1.90%
2019	Lowest contract charge 0.65% Class IB	$16.47	—	—	—	17.22%
	Highest contract charge 1.70% Class IB	$16.37	—	—	—	15.93%
	All contract charges	—	369,315	$6,327,553	1.50%
2018	Lowest contract charge 0.65% Class IB	$14.05	—	—	—	(5.77)%
	Highest contract charge 1.70% Class IB	$14.12	—	—	—	(6.74)%
	All contract charges	—	386,476	$5,690,464	1.18%

EQ/Moderate-Plus Allocation
2022	Lowest contract charge 1.30% Class A	$18.37	—	—	—	(18.14)%
	Highest contract charge 1.70% Class A	$17.42	—	—	—	(18.45)%
	All contract charges	—	1,114	$20,265	1.07%
2021	Lowest contract charge 1.30% Class A	$22.44	—	—	—	11.20%
	Highest contract charge 1.70% Class A	$21.36	—	—	—	10.73%
	All contract charges	—	1,273	$28,266	3.69%
2020	Lowest contract charge 1.30% Class A	$20.18	—	—	—	12.61%
	Highest contract charge 1.70% Class A	$19.29	—	—	—	12.22%
	All contract charges	—	1,382	$27,632	2.67%
2019	Lowest contract charge 1.30% Class A	$17.92	—	—	—	18.44%
	Highest contract charge 1.70% Class A	$17.19	—	—	—	17.90%
	All contract charges	—	1,695	$30,120	1.61%
2018	Lowest contract charge 1.30% Class A	$15.13	—	—	—	(8.02)%
	Highest contract charge 1.70% Class A	$14.58	—	—	—	(8.42)%
	All contract charges	—	2,039	$30,652	1.68%

EQ/Moderate-Plus Allocation
2022	Lowest contract charge 1.00% Class B	$12.89	—	—	—	(17.90)%
	Highest contract charge 1.25% Class B	$13.72	—	—	—	(18.09)%
	All contract charges	—	4,806	$63,075	1.07%

FSA-216

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate-Plus Allocation (Continued)
2021	Lowest contract charge 1.00% Class B(e)	$15.70	—	—	—	6.51%
	Highest contract charge 1.25% Class B	$16.75	—	—	—	11.22%
	All contract charges	—	4,438	$71,233	3.69%
2020	Lowest contract charge 1.10% Class B	$14.07	—	—	—	12.83%
	Highest contract charge 1.25% Class B	$15.06	—	—	—	12.72%
	All contract charges	—	3,619	$52,148	2.67%
2019	Lowest contract charge 1.10% Class B	$12.47	—	—	—	18.65%
	Highest contract charge 1.25% Class B	$13.36	—	—	—	18.44%
	All contract charges	—	3,029	$38,797	1.61%
2018	Lowest contract charge 1.10% Class B	$10.51	—	—	—	(7.89)%
	Highest contract charge 1.25% Class B	$11.28	—	—	—	(7.99)%
	All contract charges	—	2,433	$26,363	1.68%

EQ/Money Market
2022	Lowest contract charge 0.65% Class IA	$ 9.68	—	—	—	0.41%
	Highest contract charge 1.70% Class IA	$ 8.37	—	—	—	(0.71)%
	All contract charges	—	9,636	$83,970	1.19%
2021	Lowest contract charge 0.65% Class IA	$ 9.64	—	—	—	(0.41)%
	Highest contract charge 1.70% Class IA	$ 8.43	—	—	—	(1.52)%
	All contract charges	—	8,437	$73,976	0.00%
2020	Lowest contract charge 0.65% Class IA	$ 9.68	—	—	—	(0.41)%
	Highest contract charge 1.70% Class IA	$ 8.56	—	—	—	(1.50)%
	All contract charges	—	11,239	$99,450	0.16%
2019	Lowest contract charge 0.65% Class IA	$ 9.72	—	—	—	0.83%
	Highest contract charge 1.70% Class IA	$ 8.69	—	—	—	(0.23)%
	All contract charges	—	7,933	$70,991	1.49%
2018	Lowest contract charge 0.65% Class IA	$ 9.64	—	—	—	0.63%
	Highest contract charge 1.70% Class IA	$ 8.71	—	—	—	(0.34)%
	All contract charges	—	6,784	$60,906	1.26%

EQ/Money Market
2022	Lowest contract charge 0.00% Class IB	$ 9.84	—	—	—	1.13%
	Highest contract charge 1.70% Class IB	$22.87	—	—	—	(0.61)%
	All contract charges	—	17,068	$163,595	1.19%
2021	Lowest contract charge 0.00% Class IB(e)	$ 9.73	—	—	—	0.21%
	Highest contract charge 1.70% Class IB	$23.01	—	—	—	(1.54)%
	All contract charges	—	12,762	$123,088	0.00%
2020	Lowest contract charge 0.30% Class IB	$10.12	—	—	—	(0.10)%
	Highest contract charge 1.70% Class IB	$23.37	—	—	—	(1.48)%
	All contract charges	—	11,844	$116,157	0.16%
2019	Lowest contract charge 0.30% Class IB	$10.13	—	—	—	1.20%
	Highest contract charge 1.70% Class IB	$23.72	—	—	—	(0.21)%
	All contract charges	—	7,607	$75,089	1.49%
2018	Lowest contract charge 0.30% Class IB	$10.01	—	—	—	0.91%
	Highest contract charge 1.70% Class IB	$23.77	—	—	—	(0.46)%
	All contract charges	—	6,167	$60,610	1.26%

EQ/Morgan Stanley Small Cap Growth
2022	Lowest contract charge 0.30% Class IB	$10.17	—	—	—	(44.30)%
	Highest contract charge 1.70% Class IB	$ 9.80	—	—	—	(45.13)%
	All contract charges	—	586	$5,780	0.01%
2021	Lowest contract charge 0.30% Class IB	$18.26	—	—	—	2.47%
	Highest contract charge 1.70% Class IB	$17.86	—	—	—	1.02%
	All contract charges	—	724	$12,995	0.00%
2020	Lowest contract charge 0.30% Class IB(c)	$17.82	—	—	—	75.05%
	Highest contract charge 1.70% Class IB(c)	$17.68	—	—	—	73.84%
	All contract charges	—	893	$15,851	0.00%

FSA-217

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Global Real Return
2022	Lowest contract charge 0.00% Class IB(i)	$11.62	—	—	—	(13.09)%
	Highest contract charge 1.70% Class IB	$ 9.80	—	—	—	(17.58)%
	All contract charges	—	3,230	$33,150	9.54%
2021	Lowest contract charge 0.30% Class IB	$13.86	—	—	—	3.74%
	Highest contract charge 1.70% Class IB	$11.89	—	—	—	2.24%
	All contract charges	—	3,375	$41,817	10.71%
2020	Lowest contract charge 0.30% Class IB	$13.36	—	—	—	10.05%
	Highest contract charge 1.70% Class IB	$11.63	—	—	—	8.49%
	All contract charges	—	2,956	$35,617	0.00%
2019	Lowest contract charge 1.10% Class IB	$11.04	—	—	—	6.98%
	Highest contract charge 1.70% Class IB	$10.72	—	—	—	6.35%
	All contract charges	—	2,586	$28,580	3.67%
2018	Lowest contract charge 1.10% Class IB	$10.32	—	—	—	(2.46)%
	Highest contract charge 1.70% Class IB	$10.08	—	—	—	(3.08)%
	All contract charges	—	2,403	$24,896	2.65%

EQ/PIMCO Real Return
2022	Lowest contract charge 1.30% Class IB	$12.00	—	—	—	(12.54)%
	Highest contract charge 1.70% Class IB	$11.38	—	—	—	(12.86)%
	All contract charges	—	2,997	$35,339	5.57%
2021	Lowest contract charge 1.30% Class IB	$13.72	—	—	—	3.94%
	Highest contract charge 1.70% Class IB	$13.06	—	—	—	3.49%
	All contract charges	—	3,443	$46,467	3.59%
2020	Lowest contract charge 1.30% Class IB	$13.20	—	—	—	9.91%
	Highest contract charge 1.70% Class IB	$12.62	—	—	—	9.45%
	All contract charges	—	3,790	$49,291	1.39%
2019	Lowest contract charge 1.30% Class IB	$12.01	—	—	—	6.95%
	Highest contract charge 1.70% Class IB	$11.53	—	—	—	6.56%
	All contract charges	—	3,844	$45,584	1.88%
2018	Lowest contract charge 1.30% Class IB(a)	$11.23	—	—	—	0.18%
	Highest contract charge 1.70% Class IB(a)	$10.82	—	—	—	0.09%
	All contract charges	—	4,365	$48,416	0.46%

EQ/PIMCO Total Return ESG
2022	Lowest contract charge 0.00% Class IB(i)	$10.81	—	—	—	(10.88)%
	Highest contract charge 1.70% Class IB	$10.71	—	—	—	(15.47)%
	All contract charges	—	15,767	$164,795	3.03%
2021	Lowest contract charge 0.30% Class IB	$12.57	—	—	—	(1.72)%
	Highest contract charge 1.70% Class IB	$12.67	—	—	—	(3.13)%
	All contract charges	—	17,491	$216,071	1.70%
2020	Lowest contract charge 0.30% Class IB	$12.79	—	—	—	8.30%
	Highest contract charge 1.70% Class IB	$13.08	—	—	—	6.78%
	All contract charges	—	17,150	$219,831	1.92%
2019	Lowest contract charge 0.30% Class IB	$11.81	—	—	—	8.25%
	Highest contract charge 1.70% Class IB	$12.25	—	—	—	6.80%
	All contract charges	—	15,772	$190,585	2.14%
2018	Lowest contract charge 0.30% Class IB(a)	$10.91	—	—	—	1.77%
	Highest contract charge 1.70% Class IB(a)	$11.47	—	—	—	1.41%
	All contract charges	—	14,521	$165,330	0.69%

EQ/PIMCO Ultra Short Bond
2022	Lowest contract charge 1.30% Class IA	$ 9.28	—	—	—	(1.90)%
	Highest contract charge 1.70% Class IA	$ 8.80	—	—	—	(2.22)%
	All contract charges	—	2,839	$25,772	1.51%
2021	Lowest contract charge 1.30% Class IA	$ 9.46	—	—	—	(1.77)%
	Highest contract charge 1.70% Class IA	$ 9.00	—	—	—	(2.17)%
	All contract charges	—	2,312	$21,582	0.41%

FSA-218

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Ultra Short Bond (Continued)
2020	Lowest contract charge 1.30% Class IA	$ 9.63	—	—	—	(0.10)%
	Highest contract charge 1.70% Class IA	$ 9.20	—	—	—	(0.65)%
	All contract charges	—	3,209	$30,347	0.84%
2019	Lowest contract charge 1.30% Class IA	$ 9.64	—	—	—	1.15%
	Highest contract charge 1.70% Class IA	$ 9.26	—	—	—	0.87%
	All contract charges	—	2,621	$25,026	2.32%
2018	Lowest contract charge 1.30% Class IA	$ 9.53	—	—	—	(0.31)%
	Highest contract charge 1.70% Class IA	$ 9.18	—	—	—	(0.76)%
	All contract charges	—	2,790	$26,335	2.40%

EQ/PIMCO Ultra Short Bond
2022	Lowest contract charge 0.30% Class IB	$10.42	—	—	—	(0.95)%
	Highest contract charge 1.70% Class IB	$ 9.42	—	—	—	(2.28)%
	All contract charges	—	3,275	$31,865	1.51%
2021	Lowest contract charge 0.30% Class IB	$10.52	—	—	—	(0.75)%
	Highest contract charge 1.70% Class IB	$ 9.64	—	—	—	(2.13)%
	All contract charges	—	2,426	$23,938	0.41%
2020	Lowest contract charge 0.30% Class IB	$10.60	—	—	—	0.86%
	Highest contract charge 1.70% Class IB	$ 9.85	—	—	—	(0.61)%
	All contract charges	—	2,047	$20,497	0.84%
2019	Lowest contract charge 0.30% Class IB	$10.51	—	—	—	2.24%
	Highest contract charge 1.70% Class IB	$ 9.91	—	—	—	0.81%
	All contract charges	—	1,832	$18,326	2.32%
2018	Lowest contract charge 1.10% Class IB	$10.04	—	—	—	(0.20)%
	Highest contract charge 1.70% Class IB	$ 9.83	—	—	—	(0.81)%
	All contract charges	—	1,866	$18,389	2.40%

EQ/Quality Bond PLUS
2022	Lowest contract charge 1.30% Class IB	$10.14	—	—	—	(11.36)%
	Highest contract charge 1.70% Class IB	$13.84	—	—	—	(11.73)%
	All contract charges	—	1,205	$12,688	0.50%
2021	Lowest contract charge 1.30% Class IB	$11.44	—	—	—	(3.38)%
	Highest contract charge 1.70% Class IB	$15.68	—	—	—	(3.74)%
	All contract charges	—	2,150	$26,159	0.79%
2020	Lowest contract charge 1.30% Class IB	$11.84	—	—	—	4.59%
	Highest contract charge 1.70% Class IB	$16.29	—	—	—	4.16%
	All contract charges	—	2,182	$27,625	1.52%
2019	Lowest contract charge 1.30% Class IB	$11.32	—	—	—	4.33%
	Highest contract charge 1.70% Class IB	$15.64	—	—	—	3.85%
	All contract charges	—	2,133	$25,403	1.58%
2018	Lowest contract charge 1.30% Class IB	$10.85	—	—	—	(1.27)%
	Highest contract charge 1.70% Class IB	$15.06	—	—	—	(1.63)%
	All contract charges	—	2,247	$26,332	1.59%

EQ/Small Company Index
2022	Lowest contract charge 1.30% Class IA	$29.53	—	—	—	(20.85)%
	Highest contract charge 1.70% Class IA	$27.99	—	—	—	(21.18)%
	All contract charges	—	1,342	$39,054	0.91%
2021	Lowest contract charge 1.30% Class IA	$37.31	—	—	—	13.58%
	Highest contract charge 1.70% Class IA	$35.51	—	—	—	13.09%
	All contract charges	—	1,457	$53,634	0.62%
2020	Lowest contract charge 1.30% Class IA	$32.85	—	—	—	18.17%
	Highest contract charge 1.70% Class IA	$31.40	—	—	—	17.69%
	All contract charges	—	1,520	$49,316	1.04%
2019	Lowest contract charge 1.30% Class IA	$27.80	—	—	—	23.61%
	Highest contract charge 1.70% Class IA	$26.68	—	—	—	23.12%
	All contract charges	—	1,704	$46,820	1.12%

FSA-219

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Small Company Index (Continued)
2018	Lowest contract charge 1.30% Class IA	$22.49	—	—	—	(12.49)%
	Highest contract charge 1.70% Class IA	$21.67	—	—	—	(12.83)%
	All contract charges	—	2,007	$44,509	1.04%

EQ/Small Company Index
2022	Lowest contract charge 0.00% Class IB(i)	$17.10	—	—	—	(9.52)%
	Highest contract charge 1.25% Class IB	$15.61	—	—	—	(20.80)%
	All contract charges	—	2,267	$33,217	0.91%
2021	Lowest contract charge 0.30% Class IB	$21.32	—	—	—	14.75%
	Highest contract charge 1.25% Class IB	$19.71	—	—	—	13.60%
	All contract charges	—	2,093	$38,755	0.62%
2020	Lowest contract charge 0.30% Class IB	$18.58	—	—	—	19.33%
	Highest contract charge 1.25% Class IB	$17.35	—	—	—	18.27%
	All contract charges	—	1,821	$29,767	1.04%
2019	Lowest contract charge 0.30% Class IB	$15.57	—	—	—	24.86%
	Highest contract charge 1.25% Class IB	$14.67	—	—	—	23.59%
	All contract charges	—	1,614	$22,474	1.12%
2018	Lowest contract charge 0.30% Class IB	$12.47	—	—	—	(11.56)%
	Highest contract charge 1.25% Class IB	$11.87	—	—	—	(12.40)%
	All contract charges	—	1,325	$14,966	1.04%

EQ/T. Rowe Price Growth Stock
2022	Lowest contract charge 1.30% Class IA	$32.71	—	—	—	(39.44)%
	Highest contract charge 1.70% Class IA	$31.01	—	—	—	(39.68)%
	All contract charges	—	4,355	$140,531	0.00%
2021	Lowest contract charge 1.30% Class IA	$54.01	—	—	—	12.36%
	Highest contract charge 1.70% Class IA	$51.41	—	—	—	11.88%
	All contract charges	—	4,910	$261,721	0.00%
2020	Lowest contract charge 1.30% Class IA	$48.07	—	—	—	34.76%
	Highest contract charge 1.70% Class IA	$45.95	—	—	—	34.24%
	All contract charges	—	5,187	$246,426	0.00%
2019	Lowest contract charge 1.30% Class IA	$35.67	—	—	—	29.43%
	Highest contract charge 1.70% Class IA	$34.23	—	—	—	28.88%
	All contract charges	—	5,716	$201,496	0.00%
2018	Lowest contract charge 1.30% Class IA	$27.56	—	—	—	(2.92)%
	Highest contract charge 1.70% Class IA	$26.56	—	—	—	(3.31)%
	All contract charges	—	5,477	$149,506	0.00%

EQ/T. Rowe Price Growth Stock
2022	Lowest contract charge 0.00% Class IB(i)	$20.38	—	—	—	(25.27)%
	Highest contract charge 1.70% Class IB	$38.72	—	—	—	(39.69)%
	All contract charges	—	6,432	$108,149	0.00%
2021	Lowest contract charge 0.25% Class IB(e)	$33.22	—	—	—	13.88%
	Highest contract charge 1.70% Class IB	$64.20	—	—	—	11.91%
	All contract charges	—	6,035	$169,135	0.00%
2020	Lowest contract charge 0.30% Class IB	$29.26	—	—	—	36.16%
	Highest contract charge 1.70% Class IB	$57.37	—	—	—	34.23%
	All contract charges	—	5,214	$131,747	0.00%
2019	Lowest contract charge 0.30% Class IB	$21.49	—	—	—	30.72%
	Highest contract charge 1.70% Class IB	$42.74	—	—	—	28.85%
	All contract charges	—	4,790	$92,450	0.00%
2018	Lowest contract charge 0.30% Class IB	$16.44	—	—	—	(1.91)%
	Highest contract charge 1.70% Class IB	$33.17	—	—	—	(3.29)%
	All contract charges	—	4,149	$63,551	0.00%

FSA-220

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/T. Rowe Price Health Sciences
2022	Lowest contract charge 0.00% Class IB(i)	$26.80	—	—	—	3.04%
	Highest contract charge 1.70% Class IB	$55.12	—	—	—	(14.86)%
	All contract charges	—	5,028	$170,197	0.00%
2021	Lowest contract charge 0.25% Class IB(e)	$30.96	—	—	—	10.77%
	Highest contract charge 1.70% Class IB	$64.74	—	—	—	7.65%
	All contract charges	—	5,302	$216,269	0.00%
2020	Lowest contract charge 0.30% Class IB	$28.34	—	—	—	26.52%
	Highest contract charge 1.70% Class IB	$60.14	—	—	—	24.75%
	All contract charges	—	5,077	$205,810	0.00%
2019	Lowest contract charge 0.30% Class IB	$22.40	—	—	—	27.93%
	Highest contract charge 1.70% Class IB	$48.21	—	—	—	26.14%
	All contract charges	—	5,251	$174,142	0.00%
2018	Lowest contract charge 0.30% Class IB(a)	$17.51	—	—	—	(9.51)%
	Highest contract charge 1.70% Class IB(a)	$38.22	—	—	—	(9.75)%
	All contract charges	—	5,303	$145,114	0.00%

EQ/Ultra Conservative Strategy
2022	Lowest contract charge 1.30% Class IB	$ 9.66	—	—	—	(10.31)%
	Highest contract charge 1.70% Class IB	$ 9.23	—	—	—	(10.65)%
	All contract charges	—	256,441	$2,437,271	1.19%
2021	Lowest contract charge 1.30% Class IB	$10.77	—	—	—	(1.28)%
	Highest contract charge 1.70% Class IB	$10.33	—	—	—	(1.71)%
	All contract charges	—	88,140	$932,693	0.74%
2020	Lowest contract charge 1.30% Class IB	$10.91	—	—	—	4.30%
	Highest contract charge 1.70% Class IB	$10.51	—	—	—	3.85%
	All contract charges	—	94,537	$1,015,822	0.80%
2019	Lowest contract charge 1.30% Class IB	$10.46	—	—	—	4.70%
	Highest contract charge 1.70% Class IB	$10.12	—	—	—	4.33%
	All contract charges	—	45,022	$464,435	0.92%
2018	Lowest contract charge 1.30% Class IB	$ 9.99	—	—	—	(1.67)%
	Highest contract charge 1.70% Class IB	$ 9.70	—	—	—	(2.12)%
	All contract charges	—	109,223	$1,079,622	2.70%

EQ/Value Equity
2022	Lowest contract charge 1.30% Class IA	$24.41	—	—	—	(16.20)%
	Highest contract charge 1.70% Class IA	$23.14	—	—	—	(16.55)%
	All contract charges	—	3,610	$86,830	1.01%
2021	Lowest contract charge 1.30% Class IA	$29.13	—	—	—	23.75%
	Highest contract charge 1.70% Class IA	$27.73	—	—	—	23.24%
	All contract charges	—	4,156	$119,532	0.66%
2020	Lowest contract charge 1.30% Class IA	$23.54	—	—	—	1.47%
	Highest contract charge 1.70% Class IA	$22.50	—	—	—	1.08%
	All contract charges	—	4,708	$109,566	1.88%
2019	Lowest contract charge 1.30% Class IA	$23.20	—	—	—	21.85%
	Highest contract charge 1.70% Class IA	$22.26	—	—	—	21.31%
	All contract charges	—	5,255	$120,614	1.91%
2018	Lowest contract charge 1.30% Class IA	$19.04	—	—	—	(9.20)%
	Highest contract charge 1.70% Class IA	$18.35	—	—	—	(9.56)%
	All contract charges	—	5,708	$107,601	1.61%

EQ/Value Equity
2022	Lowest contract charge 0.30% Class IB	$16.60	—	—	—	(15.35)%
	Highest contract charge 1.25% Class IB	$15.20	—	—	—	(16.16)%
	All contract charges	—	1,928	$26,393	1.01%
2021	Lowest contract charge 0.30% Class IB	$19.61	—	—	—	24.98%
	Highest contract charge 1.25% Class IB	$18.13	—	—	—	23.75%
	All contract charges	—	2,029	$33,163	0.66%

FSA-221

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Value Equity (Continued)
2020	Lowest contract charge 0.30% Class IB	$15.69	—	—	—	2.55%
	Highest contract charge 1.25% Class IB	$14.65	—	—	—	1.52%
	All contract charges	—	2,037	$26,988	1.88%
2019	Lowest contract charge 0.30% Class IB	$15.30	—	—	—	22.99%
	Highest contract charge 1.25% Class IB	$14.43	—	—	—	21.98%
	All contract charges	—	1,985	$26,111	1.91%
2018	Lowest contract charge 0.30% Class IB	$12.44	—	—	—	(8.26)%
	Highest contract charge 1.25% Class IB	$11.83	—	—	—	(9.21)%
	All contract charges	—	1,829	$19,922	1.61%

EQ/Wellington Energy
2022	Lowest contract charge 0.30% Class IB	$ 5.79	—	—	—	32.19%
	Highest contract charge 1.70% Class IB	$ 7.26	—	—	—	30.11%
	All contract charges	—	5,461	$36,024	4.67%
2021	Lowest contract charge 0.30% Class IB	$ 4.38	—	—	—	35.19%
	Highest contract charge 1.70% Class IB	$ 5.58	—	—	—	33.49%
	All contract charges	—	3,767	$19,581	3.42%
2020	Lowest contract charge 0.30% Class IB	$ 3.24	—	—	—	(37.57)%
	Highest contract charge 1.70% Class IB	$ 4.18	—	—	—	(38.44)%
	All contract charges	—	3,464	$13,520	3.26%
2019	Lowest contract charge 0.30% Class IB(a)	$ 5.19	—	—	—	0.78%
	Highest contract charge 1.70% Class IB	$ 6.79	—	—	—	(0.73)%
	All contract charges	—	3,202	$20,682	0.91%
2018	Lowest contract charge 1.10% Class IB(a)	$ 5.23	—	—	—	(31.63)%
	Highest contract charge 1.70% Class IB(a)	$ 6.84	—	—	—	(31.67)%
	All contract charges	—	3,248	$21,298	0.11%

Equitable Conservative Growth MF/ETF
2022	Lowest contract charge 1.00% Class IB	$11.85	—	—	—	(13.31)%
	Highest contract charge 1.70% Class IB	$13.20	—	—	—	(13.89)%
	All contract charges	—	1,460	$18,731	1.76%
2021	Lowest contract charge 1.00% Class IB(e)	$13.67	—	—	—	7.38%
	Highest contract charge 1.70% Class IB	$15.33	—	—	—	8.19%
	All contract charges	—	1,472	$22,161	0.56%
2020	Lowest contract charge 1.10% Class IB	$12.54	—	—	—	11.86%
	Highest contract charge 1.70% Class IB	$14.17	—	—	—	11.22%
	All contract charges	—	1,630	$22,813	1.10%
2019	Lowest contract charge 1.10% Class IB	$11.21	—	—	—	16.77%
	Highest contract charge 1.70% Class IB	$12.74	—	—	—	16.13%
	All contract charges	—	1,409	$18,146	2.10%
2018	Lowest contract charge 1.30% Class IB	$11.24	—	—	—	(5.39)%
	Highest contract charge 1.70% Class IB	$10.97	—	—	—	(5.76)%
	All contract charges	—	1,364	$15,267	1.64%

Equitable Growth MF/ETF
2022	Lowest contract charge 1.00% Class IB(i)	$ 8.73	—	—	—	(10.00)%
	Highest contract charge 1.30% Class IB(q)	$10.31	—	—	—	(0.67)%
	All contract charges	—	267	$2,330	2.75%

Equitable Moderate Growth MF/ETF
2022	Lowest contract charge 1.00% Class IB(i)	$ 8.74	—	—	—	(10.54)%
	Highest contract charge 1.25% Class IB(i)	$ 8.72	—	—	—	(10.75)%
	All contract charges	—	127	$1,110	3.39%

Federated Hermes High Income Bond Fund II
2022	Lowest contract charge 0.00% Service Class(i)	$12.80	—	—	—	(8.11)%
	Highest contract charge 1.25% Service Class	$11.68	—	—	—	(13.03)%
	All contract charges	—	2,759	$31,535	5.38%

FSA-222

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Federated Hermes High Income Bond Fund II (Continued)
2021	Lowest contract charge 0.25% Service Class(e)	$14.53	—	—	—	3.20%
	Highest contract charge 1.25% Service Class	$13.43	—	—	—	3.15%
	All contract charges	—	2,770	$36,420	4.23%
2020	Lowest contract charge 0.30% Service Class	$13.95	—	—	—	5.12%
	Highest contract charge 1.25% Service Class	$13.02	—	—	—	4.08%
	All contract charges	—	2,238	$28,546	5.63%
2019	Lowest contract charge 0.30% Service Class	$13.27	—	—	—	13.81%
	Highest contract charge 1.25% Service Class	$12.51	—	—	—	12.70%
	All contract charges	—	2,216	$27,227	5.43%
2018	Lowest contract charge 0.30% Service Class	$11.66	—	—	—	(3.72)%
	Highest contract charge 1.25% Service Class	$11.10	—	—	—	(4.64)%
	All contract charges	—	1,856	$20,290	7.29%

Federated Hermes Kaufmann Fund II
2022	Lowest contract charge 0.30% Service Class	$20.06	—	—	—	(30.49)%
	Highest contract charge 1.25% Service Class	$18.38	—	—	—	(31.11)%
	All contract charges	—	1,673	$26,559	0.00%
2021	Lowest contract charge 0.30% Service Class	$28.86	—	—	—	1.98%
	Highest contract charge 1.25% Service Class	$26.68	—	—	—	0.98%
	All contract charges	—	1,627	$37,573	0.00%
2020	Lowest contract charge 0.30% Service Class	$28.30	—	—	—	28.11%
	Highest contract charge 1.25% Service Class	$26.42	—	—	—	26.84%
	All contract charges	—	1,383	$31,702	0.00%
2019	Lowest contract charge 0.30% Service Class	$22.09	—	—	—	33.07%
	Highest contract charge 1.25% Service Class	$20.83	—	—	—	31.84%
	All contract charges	—	1,192	$21,657	0.00%
2018	Lowest contract charge 0.30% Service Class	$16.60	—	—	—	3.30%
	Highest contract charge 1.25% Service Class	$15.80	—	—	—	2.33%
	All contract charges	—	877	$12,343	0.00%

Fidelity® VIP Asset Manager: Growth Portfolio
2022	Lowest contract charge 1.30% Service Class 2	$20.96	—	—	—	(18.13)%
	Highest contract charge 1.70% Service Class 2	$19.88	—	—	—	(18.42)%
	All contract charges	—	27	$562	1.67%
2021	Lowest contract charge 1.30% Service Class 2	$25.60	—	—	—	12.18%
	Highest contract charge 1.70% Service Class 2	$24.37	—	—	—	11.74%
	All contract charges	—	27	$702	1.17%
2020	Lowest contract charge 1.30% Service Class 2	$22.82	—	—	—	15.43%
	Highest contract charge 1.70% Service Class 2	$21.81	—	—	—	14.97%
	All contract charges	—	29	$667	0.85%

FSA-223

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Asset Manager: Growth Portfolio (Continued)
2019	Lowest contract charge 1.30% Service Class 2	$19.77	—	—	—	20.92%
	Highest contract charge 1.70% Service Class 2	$18.97	—	—	—	20.37%
	All contract charges	—	34	$664	1.33%
2018	Lowest contract charge 1.30% Service Class 2	$16.35	—	—	—	(9.07)%
	Highest contract charge 1.70% Service Class 2	$15.76	—	—	—	(9.43)%
	All contract charges	—	36	$596	1.05%

Fidelity® VIP Freedom 2015 Portfolio
2022	Lowest contract charge 1.30% Service Class 2	$15.55	—	—	—	(15.90)%
	Highest contract charge 1.70% Service Class 2	$14.82	—	—	—	(16.22)%
	All contract charges	—	38	$569	1.90%
2021	Lowest contract charge 1.30% Service Class 2	$18.49	—	—	—	5.96%
	Highest contract charge 1.70% Service Class 2	$17.69	—	—	—	5.55%
	All contract charges	—	41	$715	0.84%
2020	Lowest contract charge 1.30% Service Class 2	$17.45	—	—	—	12.07%
	Highest contract charge 1.70% Service Class 2	$16.76	—	—	—	11.66%
	All contract charges	—	42	$716	1.12%
2019	Lowest contract charge 1.30% Service Class 2	$15.57	—	—	—	16.45%
	Highest contract charge 1.70% Service Class 2	$15.01	—	—	—	15.91%
	All contract charges	—	39	$587	2.10%
2018	Lowest contract charge 1.30% Service Class 2	$13.37	—	—	—	(6.50)%
	Highest contract charge 1.70% Service Class 2	$12.95	—	—	—	(6.90)%
	All contract charges	—	33	$434	1.21%

Fidelity® VIP Freedom 2020 Portfolio
2022	Lowest contract charge 1.30% Service Class 2	$16.34	—	—	—	(17.06)%
	Highest contract charge 1.65% Service Class 2	$15.66	—	—	—	(17.36)%
	All contract charges	—	36	$586	1.85%
2021	Lowest contract charge 1.30% Service Class 2	$19.70	—	—	—	7.83%
	Highest contract charge 1.65% Service Class 2	$18.95	—	—	—	7.43%
	All contract charges	—	63	$1,206	0.75%
2020	Lowest contract charge 1.30% Service Class 2	$18.27	—	—	—	13.27%
	Highest contract charge 1.70% Service Class 2	$17.55	—	—	—	12.79%
	All contract charges	—	79	$1,427	1.01%

FSA-224

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Freedom 2020 Portfolio (Continued)
2019	Lowest contract charge 1.30% Service Class 2	$16.13	—	—	—	18.34%
	Highest contract charge 1.70% Service Class 2	$15.56	—	—	—	17.88%
	All contract charges	—	83	$1,328	1.66%
2018	Lowest contract charge 1.30% Service Class 2	$13.63	—	—	—	(7.34)%
	Highest contract charge 1.70% Service Class 2	$13.20	—	—	—	(7.69)%
	All contract charges	—	100	$1,355	1.35%

Fidelity® VIP Freedom 2025 Portfolio
2022	Lowest contract charge 1.30% Service Class 2	$17.46	—	—	—	(17.72)%
	Highest contract charge 1.70% Service Class 2	$16.64	—	—	—	(18.07)%
	All contract charges	—	71	$1,243	1.79%
2021	Lowest contract charge 1.30% Service Class 2	$21.22	—	—	—	9.10%
	Highest contract charge 1.70% Service Class 2	$20.31	—	—	—	8.67%
	All contract charges	—	83	$1,769	0.80%
2020	Lowest contract charge 1.30% Service Class 2	$19.45	—	—	—	14.14%
	Highest contract charge 1.70% Service Class 2	$18.69	—	—	—	13.76%
	All contract charges	—	88	$1,700	1.00%
2019	Lowest contract charge 1.30% Service Class 2	$17.04	—	—	—	19.92%
	Highest contract charge 1.65% Service Class 2	$16.51	—	—	—	19.55%
	All contract charges	—	94	$1,581	1.75%
2018	Lowest contract charge 1.30% Service Class 2	$14.21	—	—	—	(7.97)%
	Highest contract charge 1.65% Service Class 2	$13.81	—	—	—	(8.36)%
	All contract charges	—	105	$1,487	1.34%

Fidelity® VIP Freedom 2030 Portfolio
2022	Lowest contract charge 1.30% Service Class 2	$18.59	—	—	—	(18.14)%
	Highest contract charge 1.70% Service Class 2	$17.71	—	—	—	(18.50)%
	All contract charges	—	69	$1,256	1.72%
2021	Lowest contract charge 1.30% Service Class 2	$22.71	—	—	—	10.62%
	Highest contract charge 1.70% Service Class 2	$21.73	—	—	—	10.19%
	All contract charges	—	73	$1,622	0.89%
2020	Lowest contract charge 1.30% Service Class 2	$20.53	—	—	—	15.14%
	Highest contract charge 1.70% Service Class 2	$19.72	—	—	—	14.65%
	All contract charges	—	60	$1,207	0.99%

FSA-225

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Freedom 2030 Portfolio (Continued)
2019	Lowest contract charge 1.30% Service Class 2	$17.83	—	—	—	22.46%
	Highest contract charge 1.70% Service Class 2	$17.20	—	—	—	21.99%
	All contract charges	—	61	$1,069	2.03%
2018	Lowest contract charge 1.30% Service Class 2	$14.56	—	—	—	(9.23)%
	Highest contract charge 1.70% Service Class 2	$14.10	—	—	—	(9.62)%
	All contract charges	—	56	$808	1.14%

Fidelity® VIP Mid Cap Portfolio
2022	Lowest contract charge 0.00% Service Class 2(i)	$19.07	—	—	—	(6.11)%
	Highest contract charge 1.70% Service Class 2	$26.93	—	—	—	(16.42)%
	All contract charges	—	4,422	$97,113	0.27%
2021	Lowest contract charge 0.30% Service Class 2	$22.43	—	—	—	24.96%
	Highest contract charge 1.70% Service Class 2	$32.22	—	—	—	23.17%
	All contract charges	—	4,534	$121,280	0.37%
2020	Lowest contract charge 0.30% Service Class 2	$17.95	—	—	—	17.47%
	Highest contract charge 1.70% Service Class 2	$26.16	—	—	—	15.85%
	All contract charges	—	4,377	$98,150	0.40%
2019	Lowest contract charge 0.30% Service Class 2	$15.28	—	—	—	22.83%
	Highest contract charge 1.70% Service Class 2	$22.58	—	—	—	21.07%
	All contract charges	—	4,465	$87,622	0.68%
2018	Lowest contract charge 0.30% Service Class 2	$12.44	—	—	—	(15.03)%
	Highest contract charge 1.70% Service Class 2	$18.65	—	—	—	(16.22)%
	All contract charges	—	4,423	$73,124	0.40%

Fidelity® VIP Strategic Income Portfolio
2022	Lowest contract charge 0.00% Service Class 2(i)	$12.08	—	—	—	(8.21)%
	Highest contract charge 1.70% Service Class 2	$12.65	—	—	—	(13.00)%
	All contract charges	—	12,847	$152,167	3.35%
2021	Lowest contract charge 0.30% Service Class 2	$13.66	—	—	—	3.25%
	Highest contract charge 1.70% Service Class 2	$14.54	—	—	—	1.75%
	All contract charges	—	13,487	$183,887	2.53%
2020	Lowest contract charge 0.30% Service Class 2	$13.23	—	—	—	6.87%
	Highest contract charge 1.70% Service Class 2	$14.29	—	—	—	5.31%
	All contract charges	—	12,142	$163,619	3.14%

FSA-226

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Strategic Income Portfolio (Continued)
2019	Lowest contract charge 0.30% Service Class 2	$12.38	—	—	—	10.34%
	Highest contract charge 1.70% Service Class 2	$13.57	—	—	—	8.82%
	All contract charges	—	11,774	$151,336	3.30%
2018	Lowest contract charge 0.30% Service Class 2	$11.22	—	—	—	(3.19)%
	Highest contract charge 1.70% Service Class 2	$12.47	—	—	—	(4.52)%
	All contract charges	—	10,478	$124,541	3.74%

First Trust Multi Income Allocation Portfolio
2022	Lowest contract charge 1.00% Class I	$12.02	—	—	—	(8.45)%
	Highest contract charge 1.70% Class I	$11.77	—	—	—	(9.11)%
	All contract charges	—	578	$6,987	2.93%
2021	Lowest contract charge 1.00% Class I(e)	$13.13	—	—	—	9.05%
	Highest contract charge 1.70% Class I	$12.95	—	—	—	10.78%
	All contract charges	—	573	$7,562	2.35%
2020	Lowest contract charge 1.10% Class I	$11.77	—	—	—	1.38%
	Highest contract charge 1.70% Class I	$11.69	—	—	—	0.78%
	All contract charges	—	530	$6,299	2.17%
2019	Lowest contract charge 1.10% Class I	$11.61	—	—	—	15.06%
	Highest contract charge 1.70% Class I	$11.60	—	—	—	14.40%
	All contract charges	—	519	$6,111	2.63%
2018	Lowest contract charge 1.10% Class I	$10.09	—	—	—	(5.44)%
	Highest contract charge 1.70% Class I	$10.14	—	—	—	(6.11)%
	All contract charges	—	396	$4,068	2.30%

First Trust/Dow Jones Dividend & Income Allocation Portfolio
2022	Lowest contract charge 0.30% Class I	$16.83	—	—	—	(12.43)%
	Highest contract charge 1.70% Class I	$16.70	—	—	—	(13.70)%
	All contract charges	—	3,520	$56,183	1.38%
2021	Lowest contract charge 0.30% Class I	$19.22	—	—	—	11.87%
	Highest contract charge 1.70% Class I	$19.35	—	—	—	10.32%
	All contract charges	—	3,888	$71,642	0.94%
2020	Lowest contract charge 0.30% Class I	$17.18	—	—	—	7.51%
	Highest contract charge 1.70% Class I	$17.54	—	—	—	5.98%
	All contract charges	—	3,922	$65,643	1.48%
2019	Lowest contract charge 0.30% Class I	$15.98	—	—	—	20.42%
	Highest contract charge 1.70% Class I	$16.55	—	—	—	18.72%
	All contract charges	—	4,007	$63,555	1.63%
2018	Lowest contract charge 0.30% Class I	$13.27	—	—	—	(5.21)%
	Highest contract charge 1.70% Class I	$13.94	—	—	—	(6.51)%
	All contract charges	—	3,488	$46,896	1.54%

Franklin Allocation VIP Fund
2022	Lowest contract charge 1.00% Class 2	$11.91	—	—	—	(16.83)%
	Highest contract charge 1.70% Class 2	$16.80	—	—	—	(17.40)%
	All contract charges	—	1,431	$20,577	1.66%
2021	Lowest contract charge 1.00% Class 2(e)	$14.32	—	—	—	9.23%
	Highest contract charge 1.70% Class 2	$20.34	—	—	—	9.77%
	All contract charges	—	1,357	$24,622	1.75%
2020	Lowest contract charge 1.10% Class 2	$12.95	—	—	—	10.49%
	Highest contract charge 1.70% Class 2	$18.53	—	—	—	9.84%
	All contract charges	—	1,374	$22,761	1.48%
2019	Lowest contract charge 1.10% Class 2	$11.72	—	—	—	18.50%
	Highest contract charge 1.70% Class 2	$16.87	—	—	—	17.81%
	All contract charges	—	1,404	$21,389	4.04%

FSA-227

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Franklin Allocation VIP Fund (Continued)
2018	Lowest contract charge 1.10% Class 2	$ 9.89	—	—	—	(10.58)%
	Highest contract charge 1.70% Class 2	$14.32	—	—	—	(11.17)%
	All contract charges	—	2,184	$29,693	3.00%

Franklin Income VIP Fund
2022	Lowest contract charge 0.30% Class 2	$14.87	—	—	—	(5.77)%
	Highest contract charge 1.70% Class 2	$17.39	—	—	—	(7.06)%
	All contract charges	—	6,348	$96,103	4.89%
2021	Lowest contract charge 0.30% Class 2	$15.78	—	—	—	16.46%
	Highest contract charge 1.70% Class 2	$18.71	—	—	—	14.71%
	All contract charges	—	6,396	$104,754	4.69%
2020	Lowest contract charge 0.30% Class 2	$13.55	—	—	—	0.37%
	Highest contract charge 1.70% Class 2	$16.31	—	—	—	(0.97)%
	All contract charges	—	6,585	$94,396	5.89%
2019	Lowest contract charge 0.30% Class 2	$13.50	—	—	—	15.68%
	Highest contract charge 1.70% Class 2	$16.47	—	—	—	14.06%
	All contract charges	—	7,211	$104,757	5.39%
2018	Lowest contract charge 0.30% Class 2	$11.67	—	—	—	(4.58)%
	Highest contract charge 1.70% Class 2	$14.44	—	—	—	(5.93)%
	All contract charges	—	6,763	$87,447	4.78%

Guggenheim VIF Global Managed Futures Strategy Fund
2022	Lowest contract charge 0.30% Common Shares	$11.77	—	—	—	10.93%
	Highest contract charge 1.70% Common Shares	$ 7.83	—	—	—	9.36%
	All contract charges	—	327	$3,100	2.51%
2021	Lowest contract charge 0.30% Common Shares	$10.61	—	—	—	0.66%
	Highest contract charge 1.70% Common Shares	$ 7.16	—	—	—	(0.69)%
	All contract charges	—	304	$2,642	0.00%
2020	Lowest contract charge 0.30% Common Shares	$10.54	—	—	—	2.23%
	Highest contract charge 1.70% Common Shares	$ 7.21	—	—	—	0.84%
	All contract charges	—	287	$2,494	3.67%
2019	Lowest contract charge 0.30% Common Shares	$10.31	—	—	—	7.85%
	Highest contract charge 1.70% Common Shares	$ 7.15	—	—	—	6.24%
	All contract charges	—	320	$2,733	0.87%
2018	Lowest contract charge 0.30% Common Shares	$ 9.56	—	—	—	(9.30)%
	Highest contract charge 1.70% Common Shares	$ 6.73	—	—	—	(10.51)%
	All contract charges	—	347	$2,773	0.00%

Hartford Disciplined Equity HLS Fund
2022	Lowest contract charge 0.30% Class IC	$31.26	—	—	—	(19.64)%
	Highest contract charge 1.70% Class IC	$27.70	—	—	—	(20.74)%
	All contract charges	—	2,268	$62,589	0.47%
2021	Lowest contract charge 0.30% Class IC	$38.90	—	—	—	24.56%
	Highest contract charge 1.70% Class IC	$34.95	—	—	—	22.80%
	All contract charges	—	2,557	$88,479	0.07%
2020	Lowest contract charge 0.30% Class IC(d)	$31.23	—	—	—	13.48%
	Highest contract charge 1.70% Class IC(d)	$28.46	—	—	—	13.03%
	All contract charges	—	2,804	$78,494	0.16%

FSA-228

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Balanced-Risk Allocation Fund
2022	Lowest contract charge 1.00% Series II	$11.39	—	—	—	(15.38)%
	Highest contract charge 1.25% Series II	$11.95	—	—	—	(15.55)%
	All contract charges	—	1,243	$14,529	6.75%
2021	Lowest contract charge 1.00% Series II(e)	$13.46	—	—	—	7.51%
	Highest contract charge 1.25% Series II	$14.15	—	—	—	7.85%
	All contract charges	—	1,181	$16,323	3.19%
2020	Lowest contract charge 1.10% Series II	$12.44	—	—	—	8.74%
	Highest contract charge 1.25% Series II	$13.12	—	—	—	8.61%
	All contract charges	—	1,049	$13,437	8.13%
2019	Lowest contract charge 1.10% Series II	$11.44	—	—	—	13.60%
	Highest contract charge 1.25% Series II	$12.08	—	—	—	13.43%
	All contract charges	—	1,032	$12,147	0.00%
2018	Lowest contract charge 1.10% Series II	$10.07	—	—	—	(7.70)%
	Highest contract charge 1.25% Series II	$10.65	—	—	—	(7.87)%
	All contract charges	—	924	$9,610	1.32%

Invesco V.I. Diversified Dividend Fund
2022	Lowest contract charge 0.65% Series II	$27.86	—	—	—	(2.55)%
	Highest contract charge 1.70% Series II	$22.61	—	—	—	(3.58)%
	All contract charges	—	2,062	$53,165	1.62%
2021	Lowest contract charge 0.65% Series II	$28.59	—	—	—	17.80%
	Highest contract charge 1.70% Series II	$23.45	—	—	—	16.61%
	All contract charges	—	2,285	$60,983	1.90%
2020	Lowest contract charge 0.65% Series II	$24.27	—	—	—	(0.78)%
	Highest contract charge 1.70% Series II	$20.11	—	—	—	(1.85)%
	All contract charges	—	2,653	$60,574	2.82%
2019	Lowest contract charge 0.65% Series II	$24.46	—	—	—	23.97%
	Highest contract charge 1.70% Series II	$20.49	—	—	—	22.69%
	All contract charges	—	2,980	$69,097	2.65%
2018	Lowest contract charge 0.65% Series II	$19.73	—	—	—	(8.40)%
	Highest contract charge 1.70% Series II	$16.70	—	—	—	(9.39)%
	All contract charges	—	3,311	$62,246	2.10%

Invesco V.I. Equity and Income Fund
2022	Lowest contract charge 1.30 % Series II	$14.41	—	—	—	(8.91)%
	Highest contract charge 1.70% Series II	$13.96	—	—	—	(9.29)%
	All contract charges	—	1,620	$23,308	1.48%
2021	Lowest contract charge 1.30 % Series II	$15.82	—	—	—	16.84%
	Highest contract charge 1.70% Series II	$15.39	—	—	—	16.41%
	All contract charges	—	1,562	$24,677	1.66%
2020	Lowest contract charge 1.30 % Series II	$13.54	—	—	—	8.23%
	Highest contract charge 1.70% Series II	$13.22	—	—	—	7.74%
	All contract charges	—	1,601	$21,652	2.24%
2019	Lowest contract charge 1.30 % Series II	$12.51	—	—	—	18.35%
	Highest contract charge 1.70% Series II	$12.27	—	—	—	17.98%
	All contract charges	—	1,559	$19,492	2.38%
2018	Lowest contract charge 1.30 % Series II	$10.57	—	—	—	(10.88)%
	Highest contract charge 1.70% Series II	$10.40	—	—	—	(11.26)%
	All contract charges	—	1,442	$15,214	2.06%

Invesco V.I. Health Care Fund
2022	Lowest contract charge 0.30% Series II	$19.08	—	—	—	(13.78)%
	Highest contract charge 1.25% Series II	$17.47	—	—	—	(14.61)%
	All contract charges	—	725	$10,659	0.00%
2021	Lowest contract charge 0.30% Series II	$22.13	—	—	—	11.71%
	Highest contract charge 1.25% Series II	$20.46	—	—	—	10.59%
	All contract charges	—	712	$12,251	0.00%

FSA-229

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Health Care Fund (Continued)
2020	Lowest contract charge 1.10% Series II	$13.76	—	—	—	12.88%
	Highest contract charge 1.25% Series II	$18.50	—	—	—	12.80%
	All contract charges	—	587	$9,109	0.10%
2019	Lowest contract charge 1.10% Series II	$12.19	—	—	—	30.79%
	Highest contract charge 1.25% Series II	$16.40	—	—	—	30.57%
	All contract charges	—	567	$7,846	0.00%
2018	Lowest contract charge 1.10% Series II	$ 9.32	—	—	—	(0.53)%
	Highest contract charge 1.25% Series II	$12.56	—	—	—	(0.71)%
	All contract charges	—	493	$5,358	0.00%

Invesco V.I. High Yield Fund
2022	Lowest contract charge 1.00% Series II	$10.64	—	—	—	(10.44)%
	Highest contract charge 1.70% Series II	$12.17	—	—	—	(11.10)%
	All contract charges	—	3,592	$41,515	4.36%
2021	Lowest contract charge 1.00% Series II(e)	$11.88	—	—	—	2.59%
	Highest contract charge 1.70% Series II	$13.69	—	—	—	2.24%
	All contract charges	—	3,801	$49,502	4.70%
2020	Lowest contract charge 0.30% Series II	$12.84	—	—	—	2.56%
	Highest contract charge 1.70% Series II	$13.39	—	—	—	1.13%
	All contract charges	—	3,527	$45,313	5.70%
2019	Lowest contract charge 0.30% Series II	$12.52	—	—	—	12.89%
	Highest contract charge 1.70% Series II	$13.24	—	—	—	11.26%
	All contract charges	—	3,728	$47,392	5.83%
2018	Lowest contract charge 0.30% Series II	$11.09	—	—	—	(3.90)%
	Highest contract charge 1.70% Series II	$11.90	—	—	—	(5.25)%
	All contract charges	—	3,371	$38,789	5.07%

Invesco V.I. Main Street Mid Cap Fund
2022	Lowest contract charge 1.30% Series II	$21.69	—	—	—	(15.57)%
	Highest contract charge 1.70% Series II	$20.57	—	—	—	(15.90)%
	All contract charges	—	485	$10,444	0.07%
2021	Lowest contract charge 1.30% Series II	$25.69	—	—	—	21.24%
	Highest contract charge 1.70% Series II	$24.46	—	—	—	20.79%
	All contract charges	—	541	$13,805	0.25%
2020	Lowest contract charge 1.30% Series II	$21.19	—	—	—	7.56%
	Highest contract charge 1.70% Series II	$20.25	—	—	—	7.09%
	All contract charges	—	575	$12,106	0.48%
2019	Lowest contract charge 1.30% Series II	$19.70	—	—	—	23.36%
	Highest contract charge 1.70% Series II	$18.91	—	—	—	22.87%
	All contract charges	—	635	$12,442	0.22%
2018	Lowest contract charge 1.30% Series II	$15.97	—	—	—	(12.73)%
	Highest contract charge 1.70% Series II	$15.39	—	—	—	(13.10)%
	All contract charges	—	689	$10,933	0.11%

Invesco V.I. Small Cap Equity Fund
2022	Lowest contract charge 0.30% Series II	$16.21	—	—	—	(20.97)%
	Highest contract charge 1.70% Series II	$26.70	—	—	—	(22.07)%
	All contract charges	—	1,302	$26,227	0.00%
2021	Lowest contract charge 0.30% Series II	$20.51	—	—	—	19.73%
	Highest contract charge 1.70% Series II	$34.26	—	—	—	18.06%
	All contract charges	—	1,286	$34,479	0.00%
2020	Lowest contract charge 1.10% Series II	$14.58	—	—	—	25.47%
	Highest contract charge 1.70% Series II	$29.02	—	—	—	24.71%
	All contract charges	—	1,241	$28,526	0.03%
2019	Lowest contract charge 1.10% Series II	$11.62	—	—	—	24.95%
	Highest contract charge 1.70% Series II	$23.27	—	—	—	24.17%
	All contract charges	—	1,199	$22,456	0.00%

FSA-230

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Small Cap Equity Fund (Continued)
2018	Lowest contract charge 1.10% Series II	$ 9.30	—	—	—	(16.22)%
	Highest contract charge 1.70% Series II	$18.74	—	—	—	(16.71)%
	All contract charges	—	1,123	$17,369	0.00%

Janus Henderson Balanced Portfolio
2022	Lowest contract charge 0.30% Service Shares	$18.31	—	—	—	(16.89)%
	Highest contract charge 1.25% Service Shares	$16.77	—	—	—	(17.67)%
	All contract charges	—	18,794	$302,474	1.00%
2021	Lowest contract charge 0.30% Service Shares	$22.03	—	—	—	16.56%
	Highest contract charge 1.25% Service Shares	$20.37	—	—	—	15.48%
	All contract charges	—	17,230	$336,422	0.71%
2020	Lowest contract charge 0.30% Service Shares	$18.90	—	—	—	13.72%
	Highest contract charge 1.25% Service Shares	$17.64	—	—	—	12.57%
	All contract charges	—	12,273	$208,387	1.58%
2019	Lowest contract charge 0.30% Service Shares	$16.62	—	—	—	21.85%
	Highest contract charge 1.25% Service Shares	$15.67	—	—	—	20.72%
	All contract charges	—	9,867	$149,062	1.76%
2018	Lowest contract charge 0.30% Service Shares	$13.64	—	—	—	0.15%
	Highest contract charge 1.25% Service Shares	$12.98	—	—	—	(0.84)%
	All contract charges	—	6,729	$84,157	1.78%

Janus Henderson Flexible Bond Portfolio
2022	Lowest contract charge 0.00% Service Shares(i)	$10.88	—	—	—	(10.67)%
	Highest contract charge 1.25% Service Shares	$ 9.94	—	—	—	(14.97)%
	All contract charges	—	6,566	$64,491	1.99%
2021	Lowest contract charge 0.30% Service Shares	$12.64	—	—	—	(1.40)%
	Highest contract charge 1.25% Service Shares	$11.69	—	—	—	(2.34)%
	All contract charges	—	6,911	$79,785	1.87%
2020	Lowest contract charge 0.30% Service Shares	$12.82	—	—	—	9.95%
	Highest contract charge 1.25% Service Shares	$11.97	—	—	—	8.92%
	All contract charges	—	3,713	$43,953	2.50%
2019	Lowest contract charge 0.30% Service Shares	$11.66	—	—	—	8.87%
	Highest contract charge 1.25% Service Shares	$10.99	—	—	—	7.85%
	All contract charges	—	2,837	$30,824	2.91%
2018	Lowest contract charge 0.30% Service Shares	$10.71	—	—	—	(1.56)%
	Highest contract charge 1.25% Service Shares	$10.19	—	—	—	(2.49)%
	All contract charges	—	2,668	$26,852	2.71%

FSA-231

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

JPMorgan Insurance Trust Global Allocation Portfolio
2022	Lowest contract charge 0.30% Class 2	$13.29	—	—	—	(18.06)%
	Highest contract charge 1.25% Class 2	$12.37	—	—	—	(18.89)%
	All contract charges	—	2,168	$26,874	1.43%
2021	Lowest contract charge 0.30% Class 2	$16.22	—	—	—	8.93%
	Highest contract charge 1.25% Class 2	$15.25	—	—	—	7.93%
	All contract charges	—	2,273	$34,701	0.79%
2020	Lowest contract charge 0.30% Class 2	$14.89	—	—	—	15.07%
	Highest contract charge 1.25% Class 2	$14.13	—	—	—	13.95%
	All contract charges	—	2,087	$29,508	1.70%
2019	Lowest contract charge 0.30% Class 2	$12.94	—	—	—	16.16%
	Highest contract charge 1.25% Class 2	$12.40	—	—	—	15.13%
	All contract charges	—	2,014	$24,992	2.09%
2018	Lowest contract charge 0.30% Class 2	$11.14	—	—	—	(6.54)%
	Highest contract charge 1.25% Class 2	$10.77	—	—	—	(7.47)%
	All contract charges	—	2,001	$21,558	0.00%

JPMorgan Insurance Trust Income Builder Portfolio
2022	Lowest contract charge 1.00% Class 2	$11.69	—	—	—	(13.41)%
	Highest contract charge 1.25% Class 2	$11.54	—	—	—	(13.56)%
	All contract charges	—	2,382	$27,509	3.61%
2021	Lowest contract charge 1.00% Class 2(e)	$13.50	—	—	—	5.06%
	Highest contract charge 1.25% Class 2	$13.35	—	—	—	6.89%
	All contract charges	—	2,423	$32,363	2.59%
2020	Lowest contract charge 1.10% Class 2	$12.60	—	—	—	4.05%
	Highest contract charge 1.25% Class 2	$12.49	—	—	—	3.82%
	All contract charges	—	2,257	$28,212	3.30%
2019	Lowest contract charge 1.10% Class 2	$12.11	—	—	—	13.07%
	Highest contract charge 1.25% Class 2	$12.03	—	—	—	12.85%
	All contract charges	—	2,195	$26,404	3.05%
2018	Lowest contract charge 1.10% Class 2	$10.71	—	—	—	(5.97)%
	Highest contract charge 1.25% Class 2	$10.66	—	—	—	(6.08)%
	All contract charges	—	1,856	$19,792	0.00%

Lord Abbett Series Fund — Bond Debenture Portfolio
2022	Lowest contract charge 0.00% VC Shares(i)	$13.06	—	—	—	(8.29)%
	Highest contract charge 1.70% VC Shares	$13.36	—	—	—	(14.30)%
	All contract charges	—	12,593	$155,263	4.24%
2021	Lowest contract charge 0.25% VC Shares(e)	$14.98	—	—	—	2.25%
	Highest contract charge 1.70% VC Shares	$15.59	—	—	—	1.50%
	All contract charges	—	13,429	$195,924	3.31%
2020	Lowest contract charge 0.30% VC Shares	$14.54	—	—	—	6.99%
	Highest contract charge 1.70% VC Shares	$15.36	—	—	—	5.49%
	All contract charges	—	10,904	$157,803	3.87%
2019	Lowest contract charge 0.30% VC Shares	$13.59	—	—	—	13.06%
	Highest contract charge 1.70% VC Shares	$14.56	—	—	—	11.40%
	All contract charges	—	11,140	$153,267	4.09%
2018	Lowest contract charge 0.30% VC Shares	$12.02	—	—	—	(4.38)%
	Highest contract charge 1.70% VC Shares	$13.07	—	—	—	(5.63)%
	All contract charges	—	10,255	$127,291	4.51%

MFS® Investors Trust Series
2022	Lowest contract charge 0.00% Service Class(i)	$22.39	—	—	—	(7.59)%
	Highest contract charge 1.70% Service Class	$30.52	—	—	—	(18.11)%
	All contract charges	—	562	$14,058	0.39%

FSA-232

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Investors Trust Series (Continued)
2021	Lowest contract charge 0.25% Service Class(e)	$26.88	—	—	—	18.89%
	Highest contract charge 1.70% Service Class	$37.27	—	—	—	24.36%
	All contract charges	—	575	$17,937	0.42%
2020	Lowest contract charge 1.10% Service Class	$17.19	—	—	—	12.35%
	Highest contract charge 1.70% Service Class	$29.97	—	—	—	11.66%
	All contract charges	—	632	$15,706	0.43%
2019	Lowest contract charge 1.10% Service Class	$15.30	—	—	—	29.77%
	Highest contract charge 1.70% Service Class	$26.84	—	—	—	29.04%
	All contract charges	—	677	$15,346	0.50%
2018	Lowest contract charge 1.10% Service Class	$11.79	—	—	—	(6.72)%
	Highest contract charge 1.70% Service Class	$20.80	—	—	—	(7.35)%
	All contract charges	—	681	$12,191	0.44%

MFS® Massachusetts Investors Growth Stock Portfolio
2022	Lowest contract charge 1.30% Service Class	$39.20	—	—	—	(20.49)%
	Highest contract charge 1.70% Service Class	$37.16	—	—	—	(20.82)%
	All contract charges	—	452	$17,548	0.00%
2021	Lowest contract charge 1.30% Service Class	$49.30	—	—	—	24.03%
	Highest contract charge 1.70% Service Class	$46.93	—	—	—	23.53%
	All contract charges	—	479	$23,348	0.03%
2020	Lowest contract charge 1.30% Service Class	$39.75	—	—	—	20.60%
	Highest contract charge 1.70% Service Class	$37.99	—	—	—	20.11%
	All contract charges	—	559	$22,036	0.23%
2019	Lowest contract charge 1.30% Service Class	$32.96	—	—	—	37.79%
	Highest contract charge 1.70% Service Class	$31.63	—	—	—	37.22%
	All contract charges	—	608	$19,802	0.34%
2018	Lowest contract charge 1.30% Service Class	$23.92	—	—	—	(0.75)%
	Highest contract charge 1.70% Service Class	$23.05	—	—	—	(1.16)%
	All contract charges	—	564	$13,360	0.33%

MFS® Value Series
2022	Lowest contract charge 0.30% Service Class	$21.00	—	—	—	(6.42)%
	Highest contract charge 1.25% Service Class	$19.23	—	—	—	(7.33)%
	All contract charges	—	3,029	$53,119	1.18%
2021	Lowest contract charge 0.30% Service Class	$22.44	—	—	—	24.81%
	Highest contract charge 1.25% Service Class	$20.75	—	—	—	23.59%
	All contract charges	—	2,954	$55,861	1.18%
2020	Lowest contract charge 0.30% Service Class	$17.98	—	—	—	2.92%
	Highest contract charge 1.25% Service Class	$16.79	—	—	—	1.94%
	All contract charges	—	2,675	$41,001	1.35%
2019	Lowest contract charge 0.30% Service Class	$17.47	—	—	—	29.12%
	Highest contract charge 1.25% Service Class	$16.47	—	—	—	27.87%
	All contract charges	—	2,382	$35,850	1.96%

FSA-233

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Value Series (Continued)
2018	Lowest contract charge 1.10% Service Class	$ 11.17	—	—	—	(11.35)%
	Highest contract charge 1.25% Service Class	$ 12.88	—	—	—	(11.48)%
	All contract charges	—	2,178	$25,659	1.38%

Multimanager Aggressive Equity
2022	Lowest contract charge 1.30% Class IB	$ 34.67	—	—	—	(33.04)%
	Highest contract charge 1.70% Class IB	$138.79	—	—	—	(33.32)%
	All contract charges	—	366	$13,994	0.00%
2021	Lowest contract charge 1.30% Class IB	$ 51.78	—	—	—	18.93%
	Highest contract charge 1.70% Class IB	$208.15	—	—	—	18.46%
	All contract charges	—	429	$24,733	0.00%
2020	Lowest contract charge 1.30% Class IB	$ 43.54	—	—	—	37.00%
	Highest contract charge 1.70% Class IB	$175.72	—	—	—	36.46%
	All contract charges	—	463	$22,836	0.00%
2019	Lowest contract charge 1.30% Class IB	$ 31.78	—	—	—	31.65%
	Highest contract charge 1.70% Class IB	$128.77	—	—	—	31.09%
	All contract charges	—	562	$20,992	0.80%
2018	Lowest contract charge 1.30% Class IB	$ 24.14	—	—	—	(1.55)%
	Highest contract charge 1.70% Class IB	$ 98.23	—	—	—	(1.92)%
	All contract charges	—	556	$15,759	0.13%

Multimanager Core Bond
2022	Lowest contract charge 1.30% Class IB	$ 12.78	—	—	—	(13.88)%
	Highest contract charge 1.70% Class IB	$ 12.59	—	—	—	(14.18)%
	All contract charges	—	4,057	$50,892	2.21%
2021	Lowest contract charge 1.30% Class IB	$ 14.84	—	—	—	(2.75)%
	Highest contract charge 1.70% Class IB	$ 14.67	—	—	—	(3.10)%
	All contract charges	—	6,382	$93,130	1.45%
2020	Lowest contract charge 1.30% Class IB	$ 15.26	—	—	—	4.88%
	Highest contract charge 1.70% Class IB	$ 15.14	—	—	—	4.41%
	All contract charges	—	6,115	$91,925	1.93%
2019	Lowest contract charge 1.30% Class IB	$ 14.55	—	—	—	6.05%
	Highest contract charge 1.70% Class IB	$ 14.50	—	—	—	5.61%
	All contract charges	—	7,181	$103,067	2.14%
2018	Lowest contract charge 1.30% Class IB	$ 13.72	—	—	—	(1.72)%
	Highest contract charge 1.70% Class IB	$ 13.73	—	—	—	(2.14)%
	All contract charges	—	7,243	$98,256	2.70%

Multimanager Technology
2022	Lowest contract charge 0.00% Class IB(i)	$ 31.25	—	—	—	(25.70)%
	Highest contract charge 1.70% Class IB	$ 40.49	—	—	—	(38.36)%
	All contract charges	—	3,407	$85,985	0.00%
2021	Lowest contract charge 0.25% Class IB(e)	$ 49.85	—	—	—	19.77%
	Highest contract charge 1.70% Class IB	$ 65.69	—	—	—	18.77%
	All contract charges	—	3,363	$138,921	0.00%
2020	Lowest contract charge 0.30% Class IB	$ 41.37	—	—	—	52.83%
	Highest contract charge 1.70% Class IB	$ 55.31	—	—	—	50.67%
	All contract charges	—	3,012	$106,604	0.13%
2019	Lowest contract charge 0.30% Class IB	$ 27.07	—	—	—	37.48%
	Highest contract charge 1.70% Class IB	$ 36.71	—	—	—	35.51%
	All contract charges	—	2,875	$70,865	0.16%
2018	Lowest contract charge 0.30% Class IB	$ 19.69	—	—	—	1.97%
	Highest contract charge 1.70% Class IB	$ 27.09	—	—	—	0.56%
	All contract charges	—	2,643	$48,902	0.17%

FSA-234

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio
2022	Lowest contract charge 0.30% Class S	$11.83	—	—	—	(11.52)%
	Highest contract charge 1.70% Class S	$10.48	—	—	—	(12.81)%
	All contract charges	—	286	$3,109	0.00%
2021	Lowest contract charge 0.30% Class S	$13.37	—	—	—	17.59%
	Highest contract charge 1.70% Class S	$12.02	—	—	—	16.02%
	All contract charges	—	300	$3,715	0.31%
2020	Lowest contract charge 1.10% Class S	$10.70	—	—	—	7.00%
	Highest contract charge 1.70% Class S	$10.36	—	—	—	6.37%
	All contract charges	—	291	$3,107	0.85%
2019	Lowest contract charge 1.10% Class S	$10.00	—	—	—	14.03%
	Highest contract charge 1.70% Class S	$ 9.74	—	—	—	13.26%
	All contract charges	—	302	$2,999	0.16%
2018	Lowest contract charge 1.10% Class S	$ 8.77	—	—	—	(7.78)%
	Highest contract charge 1.70% Class S	$ 8.60	—	—	—	(8.32)%
	All contract charges	—	292	$2,551	0.00%

PIMCO CommodityRealReturn® Strategy Portfolio
2022	Lowest contract charge 0.30% Advisor Class	$ 9.40	—	—	—	8.29%
	Highest contract charge 1.70% Advisor Class	$ 8.63	—	—	—	6.94%
	All contract charges	—	2,796	$26,518	20.13%
2021	Lowest contract charge 0.30% Advisor Class	$ 8.68	—	—	—	32.72%
	Highest contract charge 1.70% Advisor Class	$ 8.07	—	—	—	30.79%
	All contract charges	—	2,479	$21,376	4.20%
2020	Lowest contract charge 0.30% Advisor Class	$ 6.54	—	—	—	0.93%
	Highest contract charge 1.70% Advisor Class	$ 6.17	—	—	—	(0.48)%
	All contract charges	—	2,234	$14,610	6.28%
2019	Lowest contract charge 0.30% Advisor Class	$ 6.48	—	—	—	10.96%
	Highest contract charge 1.70% Advisor Class	$ 6.20	—	—	—	9.35%
	All contract charges	—	2,487	$16,150	4.33%
2018	Lowest contract charge 0.30% Advisor Class	$ 5.84	—	—	—	(14.37)%
	Highest contract charge 1.70% Advisor Class	$ 5.67	—	—	—	(15.63)%
	All contract charges	—	2,619	$15,406	1.97%

PIMCO Emerging Markets Bond Portfolio
2022	Lowest contract charge 0.30% Advisor Class	$11.19	—	—	—	(16.05)%
	Highest contract charge 1.70% Advisor Class	$12.29	—	—	—	(17.24)%
	All contract charges	—	909	$10,573	4.69%
2021	Lowest contract charge 0.30% Advisor Class	$13.33	—	—	—	(2.98)%
	Highest contract charge 1.70% Advisor Class	$14.85	—	—	—	(4.32)%
	All contract charges	—	1,032	$14,450	4.38%

FSA-235

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

PIMCO Emerging Markets Bond Portfolio (Continued)
2020	Lowest contract charge 0.30% Advisor Class	$13.74	—	—	—	6.26%
	Highest contract charge 1.70% Advisor Class	$15.52	—	—	—	4.72%
	All contract charges	—	1,078	$15,969	4.49%
2019	Lowest contract charge 0.30% Advisor Class	$12.93	—	—	—	14.32%
	Highest contract charge 1.70% Advisor Class	$14.82	—	—	—	12.79%
	All contract charges	—	1,221	$17,422	4.33%
2018	Lowest contract charge 1.10% Advisor Class	$10.58	—	—	—	(5.87)%
	Highest contract charge 1.70% Advisor Class	$13.14	—	—	—	(6.48)%
	All contract charges	—	1,349	$17,164	4.03%

PIMCO Global Bond Opportunities Portfolio (Unhedged)
2022	Lowest contract charge 1.00% Advisor Class	$ 9.54	—	—	—	(11.99)%
	Highest contract charge 1.25% Advisor Class	$ 9.01	—	—	—	(12.18)%
	All contract charges	—	719	$6,685	1.38%
2021	Lowest contract charge 1.00% Advisor Class(e)	$10.84	—	—	—	(2.52)%
	Highest contract charge 1.25% Advisor Class	$10.26	—	—	—	(5.44)%
	All contract charges	—	766	$8,082	4.70%
2020	Lowest contract charge 1.10% Advisor Class	$11.43	—	—	—	8.75%
	Highest contract charge 1.25% Advisor Class	$10.85	—	—	—	8.61%
	All contract charges	—	508	$5,650	2.35%
2019	Lowest contract charge 1.10% Advisor Class	$10.51	—	—	—	4.89%
	Highest contract charge 1.25% Advisor Class	$ 9.99	—	—	—	4.72%
	All contract charges	—	532	$5,464	2.34%
2018	Lowest contract charge 1.10% Advisor Class	$10.02	—	—	—	(5.38)%
	Highest contract charge 1.25% Advisor Class	$ 9.54	—	—	—	(5.54)%
	All contract charges	—	416	$4,062	6.69%

PIMCO Global Managed Asset Allocation Portfolio
2022	Lowest contract charge 1.00% Advisor Class	$12.03	—	—	—	(19.21)%
	Highest contract charge 1.25% Advisor Class	$12.88	—	—	—	(19.40)%
	All contract charges	—	289	$3,617	1.90%
2021	Lowest contract charge 1.00% Advisor Class(e)	$14.89	—	—	—	9.81%
	Highest contract charge 1.25% Advisor Class	$15.98	—	—	—	11.20%
	All contract charges	—	284	$4,382	2.27%

FSA-236

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

PIMCO Global Managed Asset Allocation Portfolio (Continued)
2020	Lowest contract charge 1.10% Advisor Class	$13.36	—	—	—	15.47%
	Highest contract charge 1.25% Advisor Class	$14.37	—	—	—	15.24%
	All contract charges	—	247	$3,437	7.76%
2019	Lowest contract charge 1.10% Advisor Class	$11.57	—	—	—	15.70%
	Highest contract charge 1.25% Advisor Class	$12.47	—	—	—	15.57%
	All contract charges	—	231	$2,818	2.15%
2018	Lowest contract charge 1.10% Advisor Class	$10.00	—	—	—	(6.72)%
	Highest contract charge 1.25% Advisor Class	$10.79	—	—	—	(6.82)%
	All contract charges	—	139	$1,476	1.59%

PIMCO Income Portfolio
2022	Lowest contract charge 0.00% Advisor Class(i)	$10.78	—	—	—	(5.77)%
	Highest contract charge 1.65% Advisor Class	$10.15	—	—	—	(9.37)%
	All contract charges	—	3,486	$36,069	3.62%
2021	Lowest contract charge 0.30% Advisor Class	$11.70	—	—	—	1.56%
	Highest contract charge 1.65% Advisor Class	$11.20	—	—	—	0.27%
	All contract charges	—	3,382	$38,463	2.80%
2020	Lowest contract charge 0.30% Advisor Class	$11.52	—	—	—	6.08%
	Highest contract charge 1.65% Advisor Class	$11.17	—	—	—	4.59%
	All contract charges	—	1,952	$22,039	4.55%
2019	Lowest contract charge 0.30% Advisor Class(a)	$10.86	—	—	—	8.17%
	Highest contract charge 1.65% Advisor Class(a)	$10.68	—	—	—	6.69%
	All contract charges	—	1,191	$12,788	3.37%
2018	Lowest contract charge 1.10% Advisor Class(a)	$10.02	—	—	—	0.00%
	Highest contract charge 1.30% Advisor Class(a)	$10.02	—	—	—	0.00%
	All contract charges	—	41	$415	0.71%

Principal Blue Chip Account
2022	Lowest contract charge 1.00% Class 3(i)	$ 7.79	—	—	—	(17.91)%
	Highest contract charge 1.25% Class 3(i)	$ 7.77	—	—	—	(18.12)%
	All contract charges	—	76	$595	0.00%

Principal Equity Income Account
2022	Lowest contract charge 1.00% Class 3(i)	$ 9.20	—	—	—	(5.45)%
	Highest contract charge 1.00% Class 3(i)	$ 9.20	—	—	—	(5.45)%
	All contract charges	—	—	$1	2.51%

ProFund VP Bear
2022	Lowest contract charge 1.30% Common Shares	$ 1.15	—	—	—	16.16%
	Highest contract charge 1.65% Common Shares	$ 1.09	—	—	—	14.74%
	All contract charges	—	101	$113	0.00%

FSA-237

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

ProFund VP Bear (Continued)
2021	Lowest contract charge 1.30% Common Shares	$ 0.99	—	—	—	(25.56)%
	Highest contract charge 1.65% Common Shares	$ 0.95	—	—	—	(25.78)%
	All contract charges	—	31	$30	0.00%
2020	Lowest contract charge 1.30% Common Shares	$ 1.33	—	—	—	(26.52)%
	Highest contract charge 1.65% Common Shares	$ 1.28	—	—	—	(26.86)%
	All contract charges	—	30	$39	0.39%
2019	Lowest contract charge 1.30% Common Shares	$ 1.81	—	—	—	(24.27)%
	Highest contract charge 1.65% Common Shares	$ 1.75	—	—	—	(24.24)%
	All contract charges	—	36	$65	0.13%
2018	Lowest contract charge 1.30% Common Shares	$ 2.39	—	—	—	3.02%
	Highest contract charge 1.65% Common Shares	$ 2.31	—	—	—	2.21%
	All contract charges	—	84	$199	0.00%

ProFund VP Biotechnology
2022	Lowest contract charge 1.30% Common Shares	$41.96	—	—	—	(8.90)%
	Highest contract charge 1.70% Common Shares	$39.78	—	—	—	(9.28)%
	All contract charges	—	866	$35,867	0.00%
2021	Lowest contract charge 1.30% Common Shares	$46.06	—	—	—	14.21%
	Highest contract charge 1.70% Common Shares	$43.85	—	—	—	13.78%
	All contract charges	—	1,003	$45,627	0.00%
2020	Lowest contract charge 1.30% Common Shares	$40.33	—	—	—	13.89%
	Highest contract charge 1.70% Common Shares	$38.54	—	—	—	13.42%
	All contract charges	—	1,098	$43,756	0.02%
2019	Lowest contract charge 0.65% Common Shares	$35.68	—	—	—	15.69%
	Highest contract charge 1.70% Common Shares	$33.98	—	—	—	14.45%
	All contract charges	—	1,188	$41,615	0.00%
2018	Lowest contract charge 0.65% Common Shares	$30.84	—	—	—	(7.36)%
	Highest contract charge 1.70% Common Shares	$29.69	—	—	—	(8.34)%
	All contract charges	—	1,339	$40,876	0.00%

Putnam VT Global Asset Allocation Fund
2022	Lowest contract charge 0.30% Class IB	$13.82	—	—	—	(16.24)%
	Highest contract charge 1.25% Class IB	$12.86	—	—	—	(17.09)%
	All contract charges	—	405	$5,236	1.33%
2021	Lowest contract charge 0.30% Class IB	$16.50	—	—	—	13.56%
	Highest contract charge 1.25% Class IB	$15.51	—	—	—	12.55%
	All contract charges	—	415	$6,477	0.68%

FSA-238

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Putnam VT Global Asset Allocation Fund (Continued)
2020	Lowest contract charge 0.30% Class IB	$14.53	—	—	—	12.03%
	Highest contract charge 1.25% Class IB	$13.78	—	—	—	10.86%
	All contract charges	—	411	$5,696	1.86%
2019	Lowest contract charge 0.30% Class IB	$12.97	—	—	—	16.74%
	Highest contract charge 1.25% Class IB	$12.43	—	—	—	15.74%
	All contract charges	—	377	$4,700	1.45%
2018	Lowest contract charge 0.30% Class IB	$11.11	—	—	—	(7.49)%
	Highest contract charge 1.25% Class IB	$10.74	—	—	—	(8.44)%
	All contract charges	—	386	$4,155	1.69%

Putnam VT Multi-Asset Absolute Return Fund
2022	Lowest contract charge 1.10% Class IB	$ 8.91	—	—	—	(0.78)%
	Highest contract charge 1.25% Class IB	$ 9.15	—	—	—	(0.87)%
	All contract charges	—	213	$1,921	1.42%
2021	Lowest contract charge 1.10% Class IB	$ 8.98	—	—	—	(0.33)%
	Highest contract charge 1.25% Class IB	$ 9.23	—	—	—	(0.54)%
	All contract charges	—	240	$2,186	0.00%
2020	Lowest contract charge 1.10% Class IB	$ 9.01	—	—	—	(8.34)%
	Highest contract charge 1.25% Class IB	$ 9.28	—	—	—	(8.57)%
	All contract charges	—	224	$2,041	0.00%
2019	Lowest contract charge 1.10% Class IB	$ 9.83	—	—	—	4.69%
	Highest contract charge 1.25% Class IB	$10.15	—	—	—	4.64%
	All contract charges	—	231	$2,304	0.00%
2018	Lowest contract charge 1.10% Class IB	$ 9.39	—	—	—	(8.83)%
	Highest contract charge 1.25% Class IB	$ 9.70	—	—	—	(9.01)%
	All contract charges	—	254	$2,427	0.38%

Putnam VT Research Fund
2022	Lowest contract charge 1.00% Class IB	$19.04	—	—	—	(18.11)%
	Highest contract charge 1.25% Class IB	$18.79	—	—	—	(18.30)%
	All contract charges	—	232	$4,414	0.53%
2021	Lowest contract charge 1.00% Class IB(e)	$23.25	—	—	—	16.83%
	Highest contract charge 1.25% Class IB	$23.00	—	—	—	22.60%
	All contract charges	—	187	$4,358	0.09%
2020	Lowest contract charge 1.10% Class IB	$18.92	—	—	—	18.62%
	Highest contract charge 1.25% Class IB	$18.76	—	—	—	18.36%
	All contract charges	—	110	$2,090	0.50%
2019	Lowest contract charge 1.10% Class IB	$15.95	—	—	—	31.71%
	Highest contract charge 1.25% Class IB	$15.85	—	—	—	31.64%
	All contract charges	—	120	$1,916	1.02%
2018	Lowest contract charge 1.10% Class IB	$12.11	—	—	—	(5.76)%
	Highest contract charge 1.25% Class IB	$12.04	—	—	—	(5.94)%
	All contract charges	—	93	$1,128	0.00%

T. Rowe Price Equity Income Portfolio
2022	Lowest contract charge 0.00% Class II(i)	$19.11	—	—	—	(4.11)%
	Highest contract charge 1.25% Class II	$17.45	—	—	—	(4.75)%
	All contract charges	—	1,849	$30,641	1.69%
2021	Lowest contract charge 0.30% Class II	$19.81	—	—	—	24.83%
	Highest contract charge 1.25% Class II	$18.32	—	—	—	23.62%
	All contract charges	—	1,653	$28,703	1.44%
2020	Lowest contract charge 0.30% Class II	$15.87	—	—	—	0.63%
	Highest contract charge 1.25% Class II	$14.82	—	—	—	(0.27)%
	All contract charges	—	1,287	$18,134	2.13%
2019	Lowest contract charge 0.30% Class II	$15.77	—	—	—	25.66%
	Highest contract charge 1.25% Class II	$14.86	—	—	—	24.46%
	All contract charges	—	1,175	$16,615	2.14%

FSA-239

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

T. Rowe Price Equity Income Portfolio (Continued)
2018	Lowest contract charge 0.30% Class II	$12.55	—	—	—	(9.97)%
	Highest contract charge 1.25% Class II	$11.94	—	—	—	(10.83)%
	All contract charges	—	945	$10,746	1.93%

Templeton Developing Markets VIP Fund
2022	Lowest contract charge 1.30% Class 2	$10.76	—	—	—	(22.98)%
	Highest contract charge 1.70% Class 2	$10.20	—	—	—	(23.31)%
	All contract charges	—	759	$8,048	2.62%
2021	Lowest contract charge 1.30% Class 2	$13.97	—	—	—	(6.99)%
	Highest contract charge 1.70% Class 2	$13.30	—	—	—	(7.38)%
	All contract charges	—	850	$11,716	0.91%
2020	Lowest contract charge 1.30% Class 2	$15.02	—	—	—	15.63%
	Highest contract charge 1.70% Class 2	$14.36	—	—	—	15.25%
	All contract charges	—	943	$14,001	4.08%
2019	Lowest contract charge 1.30% Class 2	$12.99	—	—	—	25.14%
	Highest contract charge 1.70% Class 2	$12.46	—	—	—	24.48%
	All contract charges	—	1,042	$13,391	1.00%
2018	Lowest contract charge 1.30% Class 2	$10.38	—	—	—	(16.96)%
	Highest contract charge 1.70% Class 2	$10.01	—	—	—	(17.20)%
	All contract charges	—	1,137	$11,687	0.88%

Templeton Global Bond VIP Fund
2022	Lowest contract charge 0.00% Class 2(i)	$ 8.91	—	—	—	(5.41)%
	Highest contract charge 1.70% Class 2	$ 9.70	—	—	—	(6.55)%
	All contract charges	—	8,096	$75,517	0.00%
2021	Lowest contract charge 0.30% Class 2	$ 9.37	—	—	—	(5.26)%
	Highest contract charge 1.70% Class 2	$10.38	—	—	—	(6.65)%
	All contract charges	—	9,256	$92,152	0.00%
2020	Lowest contract charge 0.30% Class 2	$ 9.89	—	—	—	(5.63)%
	Highest contract charge 1.70% Class 2	$11.12	—	—	—	(6.87)%
	All contract charges	—	9,608	$103,109	8.50%
2019	Lowest contract charge 0.30% Class 2	$10.48	—	—	—	1.75%
	Highest contract charge 1.70% Class 2	$11.94	—	—	—	0.25%
	All contract charges	—	10,703	$123,763	7.13%
2018	Lowest contract charge 0.30% Class 2	$10.30	—	—	—	1.58%
	Highest contract charge 1.70% Class 2	$11.91	—	—	—	0.25%
	All contract charges	—	11,252	$130,384	0.00%

VanEck VIP Emerging Markets Bond Fund
2022	Lowest contract charge 1.10% Initial Class	$ 9.79	—	—	—	(7.99)%
	Highest contract charge 1.25% Initial Class	$ 9.50	—	—	—	(8.03)%
	All contract charges	—	96	$925	4.21%
2021	Lowest contract charge 1.10% Initial Class	$10.64	—	—	—	(5.08)%
	Highest contract charge 1.25% Initial Class	$10.33	—	—	—	(5.23)%
	All contract charges	—	101	$1,060	5.56%
2020	Lowest contract charge 1.10% Initial Class	$11.21	—	—	—	7.68%
	Highest contract charge 1.25% Initial Class	$10.90	—	—	—	7.50%
	All contract charges	—	93	$1,023	7.19%
2019	Lowest contract charge 1.10% Initial Class	$10.41	—	—	—	11.46%
	Highest contract charge 1.25% Initial Class	$10.14	—	—	—	11.18%
	All contract charges	—	94	$977	0.35%
2018	Lowest contract charge 1.10% Initial Class	$ 9.34	—	—	—	(7.25)%
	Highest contract charge 1.25% Initial Class	$ 9.12	—	—	—	(7.32)%
	All contract charges	—	108	$994	7.08%

FSA-240

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Concluded)

December 31, 2022

8.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

VanEck VIP Global Resources Fund
2022	Lowest contract charge 0.30% Class S	$ 8.71	—	—	—	7.80%
	Highest contract charge 1.70% Class S	$ 9.20	—	—	—	6.24%
	All contract charges	—	1,692	$15,862	1.51%
2021	Lowest contract charge 0.30% Class S	$ 8.08	—	—	—	18.30%
	Highest contract charge 1.70% Class S	$ 8.66	—	—	—	16.71%
	All contract charges	—	1,885	$16,607	0.30%
2020	Lowest contract charge 0.30% Class S	$ 6.83	—	—	—	18.37%
	Highest contract charge 1.70% Class S	$ 7.42	—	—	—	16.85%
	All contract charges	—	2,225	$16,716	0.73%
2019	Lowest contract charge 0.30% Class S	$ 5.77	—	—	—	11.18%
	Highest contract charge 1.70% Class S	$ 6.35	—	—	—	9.67%
	All contract charges	—	2,536	$16,261	0.00%
2018	Lowest contract charge 0.30% Class S	$ 5.19	—	—	—	(28.61)%
	Highest contract charge 1.70% Class S	$ 5.79	—	—	—	(29.73)%
	All contract charges	—	2,882	$16,799	0.00%

(a)	Units were made available on October 22, 2018.
(b)	Units were made available on February 19, 2019.
(c)	Units were made available on June 12, 2020.
(d)	Units were made available on September 18, 2020.
(e)	Units were made available on March 31, 2021.
(f)	1290 VT Natural Resources replaced 1290 VT Energy due to a merger on June 18, 2021.
(g)	EQ/Balanced Strategy replaced EQ/Franklin Balanced Managed Volatility due to a merger on June 18, 2021.
(h)	EQ/Core Plus Bond replaced EQ/Global Bond PLUS due to a merger on June 18, 2021.
(i)	Units were made available on February 22, 2022.
(j)	1290 VT Moderate Growth Allocation replaced EQ/AXA Investment Managers Moderate Allocation due to a merger on November 4, 2022.
(k)	EQ/Invesco Moderate Growth Allocation replaced EQ/First Trust Moderate Growth Allocation due to a merger on November 4, 2022.
(l)	EQ/JPMorgan Growth Allocation replaced EQ/Franklin Growth Allocation due to a merger on November 4, 2022.
(m)	Units were made available on November 11, 2022.
(n)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.
(o)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022.
(p)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.
(q)	Units were made available on November 14, 2022.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2022 through April 14, 2023, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-241